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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05426

AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2014

Invesco All Cap Market Neutral Fund
Nasdaq:
A: CPNAX ■ C: CPNCX ■ R: CPNRX ■ Y: CPNYX ■ R5: CPNFX ■ R6: CPNSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
10 Financial Statements
12 Notes to Financial Statements
17 Financial Highlights
18 Fund Expenses
19 Initial Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/17/13 (inception date) to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.00%
Class C Shares	3.70
Class R Shares	3.90
Class Y Shares	4.10
Class R5 Shares	4.10
Class R6 Shares	4.10
Citi US T-Bill 3 Month Index‚ (Broad Market/Style-Specific Index)*	0.02
Lipper Alternative Equity Market Neutral Index‚ (Peer Group Index)*	0.40

Source(s): ‚Lipper Inc.

*	The returns for the Fund’s indexes are from 12/31/13, the month-end closest to the date of the Fund’s inception.

The Citi US T-Bill 3 Month Index TR is an unmanaged index representative of three-month Treasury bills.

    The Lipper Alternative Equity Market Neutral Index is an unmanaged index considered representative of funds that employ portfolio strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	-1.70%

Class C Shares
Inception (12/17/13)	2.70%

Class R Shares
Inception (12/17/13)	3.90%

Class Y Shares
Inception (12/17/13)	4.10%

Class R5 Shares
Inception (12/17/13)	4.10%

Class R6 Shares
Inception (12/17/13)	4.10%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Cumulative Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	-3.88%

Class C Shares
Inception (12/17/13)	0.50%

Class R Shares
Inception (12/17/13)	1.70%

Class Y Shares
Inception (12/17/13)	1.80%

Class R5 Shares
Inception (12/17/13)	1.80%

Class R6 Shares
Inception (12/17/13)	1.80%

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C,

Class R, Class Y, Class R5 and Class R6 shares was 4.11%, 4.86%, 4.36%, 3.86%, 3.86% and 3.86%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 5.79%, 6.54%, 6.04%, 5.54%, 5.43% and 5.38%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2015. See current prospectus for more information.

2                         Invesco All Cap Market Neutral Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

    After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco All Cap Market Neutral Fund

Schedule of Investments(a)

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.67%
Aerospace & Defense–3.47%
Alliant Techsystems Inc.(b)	590	$85,090
Northrop Grumman Corp.	1,270	154,317
Raytheon Co.(b)	1,560	148,949
	388,356

Agricultural Products–1.30%
Archer-Daniels-Midland Co.(b)	3,320	145,184

Airlines–0.47%
Hawaiian Holdings, Inc.(c)	3,140	45,373
Southwest Airlines Co.(b)	280	6,768
	52,141

Alternative Carriers–0.74%
Inteliquent, Inc.(b)	6,060	82,658

Aluminum–1.34%
Alcoa Inc.(b)	10,020	134,969
Century Aluminum Co.(c)	1,140	15,675
	150,644

Apparel Retail–1.24%
Christopher & Banks Corp.(b)(c)	2,870	17,909
Guess?, Inc.(b)	4,480	120,557
	138,466

Apparel, Accessories & Luxury Goods–0.55%
Columbia Sportswear Co.(b)	160	13,757
Iconix Brand Group, Inc.(b)(c)	1,120	47,600
	61,357

Auto Parts & Equipment–1.56%
China XD Plastics Co. Ltd. (China)(c)	740	5,062
Motorcar Parts of America, Inc.(b)(c)	2,550	69,972
Tower International Inc.(c)	3,590	99,838
	174,872

Biotechnology–8.08%
Alexion Pharmaceuticals, Inc.(c)	1,000	158,200
Celgene Corp.(c)	1,000	147,010
Emergent Biosolutions, Inc.(b)(c)	5,350	141,026
Isis Pharmaceuticals, Inc.(b)(c)	3,270	87,015
Myriad Genetics, Inc.(c)	3,940	166,307
PDL BioPharma Inc.	8,530	72,420
United Therapeutics Corp.(c)	1,330	133,013
	904,991

Building Products–0.12%
Allegion PLC	280	13,818

Casinos & Gaming–0.46%
Penn National Gaming, Inc.(c)	960	10,714

	Shares	Value
Casinos & Gaming–(continued)
Wynn Resorts Ltd.	200	$40,778
	51,492

Commercial Printing–1.14%
R. R. Donnelley & Sons Co.	7,280	128,128

Communications Equipment–3.78%
Brocade Communications Systems, Inc.(b)(c)	16,350	152,219
Cisco Systems, Inc.(b)	6,530	150,908
Ubiquiti Networks Inc.(c)	3,100	120,063
	423,190

Computer & Electronics Retail–2.71%
Best Buy Co., Inc.(b)	5,940	154,024
GameStop Corp.–Class A(b)	3,760	149,197
	303,221

Computer Storage & Peripherals–1.34%
Lexmark International, Inc.–Class A(b)	3,500	150,500

Construction & Engineering–0.42%
AECOM Technology Corp.(b)(c)	1,460	47,333

Construction Machinery & Heavy Trucks–0.24%
Oshkosh Corp.	480	26,645

Consumer Electronics–3.45%
Garmin Ltd.(b)	2,900	165,590
Harman International Industries, Inc.(b)	1,670	183,049
Skullcandy Inc.(c)	4,920	37,884
	386,523

Consumer Finance–0.24%
Imperial Holdings, Inc.(c)	4,010	26,827

Diversified Chemicals–0.13%
Dow Chemical Co. (The)	300	14,970

Drug Retail–1.28%
Rite Aid Corp.(c)	19,650	143,445

Electrical Components & Equipment–0.22%
Lihua International, Inc. (China)(b)(c)	2,650	5,618
Orion Energy Systems Inc.(c)	3,600	19,080
	24,698

Electronic Components–0.12%
Knowles Corp.(c)	490	13,686

Electronic Manufacturing Services–0.27%
Celestica Inc. (Canada)(b)(c)	2,760	30,636

Fertilizers & Agricultural Chemicals–0.08%
Scotts Miracle-Gro Co. (The)–Class A	150	9,182

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco All Cap Market Neutral Fund

	Shares	Value
Footwear–1.22%
Deckers Outdoor Corp.(b)(c)	1,730	$136,584

Health Care Distributors–1.34%
Cardinal Health, Inc.(b)	2,160	150,142

Health Care Equipment–1.05%
Zeltiq Aesthetics Inc.(c)	6,420	117,422

Health Care Services–0.84%
Addus HomeCare Corp.(b)(c)	1,920	41,510
Alliance HealthCare Services, Inc.(b)(c)	1,860	52,936
		94,446

Health Care Supplies–0.99%
Anika Therapeutics, Inc.(b)(c)	2,430	103,858
Medical Action Industries Inc.(b)(c)	1,130	7,244
		111,102

Heavy Electrical Equipment–0.33%
Broadwind Energy, Inc.(c)	2,760	37,232

Home Entertainment Software–2.76%
Take-Two Interactive Software, Inc.(c)	7,460	152,035
Zynga Inc.–Class A(c)	38,930	157,666
		309,701

Home Improvement Retail–0.09%
Home Depot, Inc. (The)(b)	120	9,541

Homefurnishing Retail–0.32%
Kirkland’s, Inc.(b)(c)	2,080	35,589

Hotels, Resorts & Cruise Lines–0.07%
Ambassadors Group, Inc.(c)	1,890	8,014

Industrial Machinery–0.41%
ARC Group Worldwide, Inc.(c)	1,100	45,562

Integrated Oil & Gas–1.49%
Suncor Energy, Inc. (Canada)	4,310	166,366

Internet Retail–1.82%
Liberty Ventures–Series A(b)(c)	2,180	126,527
Nutrisystem, Inc.	5,150	77,250
		203,777

Internet Software & Services–5.02%
AOL Inc.(b)(c)	160	6,850
Constant Contact, Inc.(c)	1,720	44,479
j2 Global, Inc.	1,070	49,605
Monster Worldwide, Inc.(c)	17,030	117,337
United Online, Inc.	2,640	31,284
VeriSign, Inc.(c)	3,230	152,391
WebMD Health Corp.(c)	3,640	160,488
		562,434

IT Consulting & Other Services–0.13%
NCI, Inc.–Class A(c)	1,410	14,058

	Shares	Value
Life Sciences Tools & Services–0.44%
Albany Molecular Research, Inc.(b)(c)	1,540	$24,732
Pacific Biosciences of California Inc.(c)	5,600	24,752
		49,484

Movies & Entertainment–1.40%
Ballantyne Strong Inc.(b)(c)	1,410	6,373
Live Nation Entertainment, Inc.(b)(c)	7,200	150,336
		156,709

Office Services & Supplies–1.45%
Pitney Bowes Inc.(b)	6,080	162,944

Oil & Gas Drilling–1.37%
Patterson-UTI Energy, Inc.	4,710	153,216

Oil & Gas Equipment & Services–2.16%
Basic Energy Services, Inc.(c)	5,800	153,236
SEACOR Holdings Inc.(b)(c)	1,070	89,227
		242,463

Oil & Gas Exploration & Production–5.52%
Abraxas Petroleum Corp.(c)	17,420	95,113
Chesapeake Energy Corp.(b)	5,730	164,738
Enerplus Corp. (Canada)	1,410	31,316
Gran Tierra Energy, Inc. (Canada)(b)(c)	13,200	94,380
Kosmos Energy Ltd.(c)	3,820	41,714
Penn Virginia Corp.(b)(c)	11,450	190,528
		617,789

Oil & Gas Refining & Marketing–4.98%
Green Plains Inc.	5,230	156,377
REX American Resources Corp.(c)	1,490	97,386
Valero Energy Corp.	2,640	150,929
Western Refining, Inc.	3,510	152,685
		557,377

Personal Products–0.39%
Synutra International, Inc. (China)(c)	7,730	43,133

Pharmaceuticals–4.38%
Cumberland Pharmaceuticals Inc.(b)(c)	1,650	7,342
DepoMed, Inc.(c)	10,840	151,868
Lannett Co., Inc.(b)(c)	4,260	147,098
Pfizer Inc.	4,460	139,509
POZEN Inc.(c)	5,350	44,726
		490,543

Precious Metals & Minerals–1.38%
Stillwater Mining Co.(c)	9,770	154,171

Property & Casualty Insurance–1.21%
United Insurance Holdings Corp.	3,580	54,595
Universal Insurance Holdings, Inc.	5,540	81,050
		135,645

Regional Banks–0.29%
Orrstown Financial Services, Inc.(c)	910	14,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco All Cap Market Neutral Fund

	Shares	Value
Regional Banks–(continued)
Popular, Inc. (Puerto Rico)(c)	580	$17,922
		32,864

Residential REIT’s–0.12%
Starwood Waypoint Residential Trust(c)	500	13,585

Semiconductors–3.47%
Marvell Technology Group Ltd.	9,910	157,173
NVIDIA Corp.	8,490	156,810
Skyworks Solutions, Inc.	1,830	75,121
		389,104

Specialized Consumer Services–1.24%
Sotheby’s	3,310	139,219

Specialty Stores–2.41%
Outerwall Inc.(c)	2,060	142,861
Staples, Inc.	10,130	126,625
		269,486

Technology Hardware, Storage & Peripherals–4.15%
Hewlett-Packard Co.(b)	5,020	165,961
NetApp, Inc.	4,320	153,835
Western Digital Corp.	1,650	145,415
		465,211

Telecommunications–0.53%
IDT Corp.–Class B(b)	3,760	59,558

Thrifts & Mortgage Finance–0.17%
BBX Capital Corp.–Class A(c)	1,010	18,917

Trucking–1.71%
ArcBest Corp.(b)(c)	4,070	160,439
USA Truck Inc.(c)	1,850	30,821
		191,260

Water Utilities–0.27%
Consolidated Water Co., Ltd. (Cayman Islands)(b)	2,570	29,863
Total Common Stocks & Other Equity Interests (Cost $9,717,132)		10,267,474

Money Market Funds–16.24%
Liquid Assets Portfolio–Institutional Class(d)	909,190	909,190
Premier Portfolio–Institutional Class(d)	909,191	909,191
Total Money Market Funds (Cost $1,818,381)		1,818,381
TOTAL INVESTMENTS–107.91% (Cost $11,535,513)		12,085,855
OTHER ASSETS LESS LIABILITIES–(7.91)%		(885,619)
NET ASSETS–100.00%		$11,200,236

Securities Sold Short

	Shares	Value
Common Stocks–91.90%
Aerospace & Defense–2.44%
DigitalGlobe Inc.(c)	2,670	$79,513
Erickson Inc.(c)	650	10,276
LMI Aerospace, Inc.(c)	2,210	30,144
Triumph Group, Inc.	2,370	153,600
		273,533

Airlines–0.62%
Republic Airways Holdings Inc.(c)	8,310	69,056

Apparel Retail–1.27%
Aeropostale, Inc.(c)	4,050	20,128
Body Central Corp.(c)	2,940	3,058
Destination XL Group Inc.(c)	3,440	18,576
Stage Stores, Inc.	5,220	100,120
		141,882

Apparel, Accessories & Luxury Goods–2.68%
Lululemon Athletica Inc.(c)	3,340	153,406
PVH Corp.	1,170	146,917
		300,323

Application Software–1.13%
Datawatch Corp.(c)	1,930	26,113
Qlik Technologies Inc.(c)	4,580	100,668
		126,781

Asset Management & Custody Banks–0.58%
Virtus Investment Partners Inc.(c)	350	64,746

Automobile Manufacturers–1.39%
Tesla Motors, Inc.(c)	750	155,918

Biotechnology–8.93%
Aegerion Pharmaceuticals, Inc.(c)	3,470	153,582
ARIAD Pharmaceuticals, Inc.(c)	10,480	76,190
Biogen Idec Inc.(c)	460	132,075
Galectin Therapeutics Inc.(c)	4,110	47,429
Infinity Pharmaceuticals, Inc.(c)	8,320	81,286
KYTHERA Biopharmaceuticals, Inc.(c)	3,620	118,048
MannKind Corp.(c)	24,390	159,755
Navidea Biopharmaceuticals Inc.(c)	22,950	38,326
Ohr Pharmaceutical, Inc.(c)	4,420	41,902
Raptor Pharmaceuticals Corp.(c)	11,110	91,880
Synta Pharmaceuticals Corp.(c)	14,290	60,161
		1,000,634

Broadcasting–1.07%
Nexstar Broadcasting Group, Inc.–Class A	1,660	66,151
Sinclair Broadcast Group, Inc.–Class A	2,020	53,995
		120,146

Coal & Consumable Fuels–0.94%
Alpha Natural Resources, Inc.(c)	11,870	51,041

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco All Cap Market Neutral Fund

	Shares	Value
Coal & Consumable Fuels–(continued)
Solazyme Inc.(c)	5,080	$54,661
		105,702

Commercial Printing–0.57%
InnerWorkings, Inc.(c)	8,820	63,504

Communications Equipment–3.15%
Ciena Corp.(c)	5,350	105,770
EMCORE Corp.(c)	5,140	24,826
ParkerVision, Inc.(c)	16,010	73,006
ViaSat, Inc.(c)	2,320	148,967
		352,569

Computer Storage & Peripherals–0.46%
Fusion-io Inc.(c)	5,990	51,694

Consumer Finance–0.09%
First Marblehead Corp. (The)(c)	1,990	10,467

Department Stores–2.50%
J. C. Penney Co., Inc.(c)	17,140	146,033
Sears Holdings Corp.(c)	3,050	133,620
		279,653

Diversified Metals & Mining–0.58%
Molycorp, Inc.(c)	13,760	65,360

Electronic Equipment & Instruments–0.29%
National Instruments Corp.	1,200	32,772

Electronic Manufacturing Services–2.76%
IPG Photonics Corp.(c)	1,850	119,566
Neonode Inc.(c)	7,110	38,038
Trimble Navigation Ltd.(c)	3,940	151,414
		309,018

Environmental & Facilities Services–0.21%
SP Plus Corp.(c)	940	22,955

Fertilizers & Agricultural Chemicals–0.62%
Intrepid Potash, Inc.(c)	4,280	69,764

Food Retail–1.66%
Fresh Market, Inc. (The)(c)	2,730	101,283
Whole Foods Market, Inc.	1,710	84,987
		186,270

General Merchandise Stores–1.32%
Conn’s, Inc.(c)	3,330	147,286

Gold–0.16%
Allied Nevada Gold Corp.(c)	5,370	18,204

Health Care Equipment–0.63%
GenMark Diagnostics Inc.(c)	7,870	70,436

Health Care Services–2.11%
BioScrip Inc.(c)	12,780	88,438
Catamaran Corp.(c)	3,910	147,602
		236,040

	Shares	Value
Health Care Supplies–1.23%
Cerus Corp.(c)	12,840	$55,597
TearLab Corp.(c)	5,690	24,581
Unilife Corp.(c)	17,650	57,363
		137,541

Health Care Technology–0.66%
HMS Holdings Corp.(c)	4,560	73,735

Home Improvement Retail–1.21%
Tile Shop Holdings, Inc.(c)	9,600	135,312

Homebuilding–2.05%
KB Home	4,320	71,323
M.D.C. Holdings, Inc.	2,470	68,172
Ryland Group, Inc. (The)	2,340	89,833
		229,328

Industrial Machinery–1.04%
Chart Industries, Inc.(c)	1,710	116,656

Insurance Brokers–0.44%
Brown & Brown, Inc.	1,660	49,435

Internet Retail–1.03%
Amazon.com, Inc.(c)	380	115,569

Internet Software & Services–6.92%
Angie’s List Inc.(c)	10,960	123,958
GTT Communications, Inc.(c)	900	10,890
LinkedIn Corp.–Class A(c)	1,000	153,470
MercadoLibre Inc. (Argentina)	1,730	161,357
Rackspace Hosting, Inc.(c)	5,370	155,837
Trulia, Inc.(c)	4,970	168,980
		774,492

Leisure Products–0.56%
Black Diamond, Inc.(c)	5,580	62,217

Life & Health Insurance–0.06%
Citizens, Inc.(c)	1,030	6,767

Mortgage REIT’s–0.22%
AG Mortgage Investment Trust, Inc.	1,390	24,589

Movies & Entertainment–0.58%
Imax Corp. (Canada)(c)	1,990	51,024
Madison Square Garden Co. (The)–Class A(c)	260	14,196
		65,220

Oil & Gas Equipment & Services–2.83%
Dresser-Rand Group, Inc.(c)	950	57,418
McDermott International, Inc.(c)	13,360	96,593
Nuverra Environmental Solutions, Inc.(c)	4,470	76,035
Schlumberger Ltd.	860	87,333
		317,379

Oil & Gas Exploration & Production–7.88%
American Eagle Energy Corp.(c)	5,690	39,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco All Cap Market Neutral Fund

	Shares	Value
Oil & Gas Exploration & Production–(continued)
EXCO Resources, Inc.	24,560	$155,956
Gastar Exploration Inc.(c)	11,600	76,908
Gulfport Energy Corp.(c)	2,090	153,970
Halcon Resources Corp.(c)	23,650	130,548
Kodiak Oil & Gas Corp.(c)	12,410	157,731
Oasis Petroleum Inc.(c)	1,350	62,789
Triangle Petroleum Corp.(c)	10,950	105,339
		882,502

Oil & Gas Storage & Transportation–3.10%
Enbridge Inc. (Canada)	3,170	153,079
Golar LNG Ltd. (Norway)	3,490	154,258
ONEOK, Inc.	550	34,771
Williams Cos., Inc. (The)	120	5,061
		347,169

Packaged Foods & Meats–0.43%
B&G Foods Inc.	250	8,200
ConAgra Foods, Inc.	1,320	40,273
		48,473

Personal Products–0.50%
Elizabeth Arden, Inc.(c)	1,520	55,845

Pharmaceuticals–4.85%
Adamis Pharmaceuticals Corp.(c)	1,710	9,268
Ampio Pharmaceuticals, Inc.(c)	7,240	44,092
AVANIR Pharmaceuticals Inc.–Class A(c)	25,310	126,044
Bristol-Myers Squibb Co.	1,250	62,613
Omeros Corp.(c)	4,990	61,776
Pacira Pharmaceuticals, Inc.(c)	1,760	120,542
TherapeuticsMD, Inc.(c)	21,330	89,586
Zogenix, Inc.(c)	11,760	28,694
		542,615

Precious Metals & Minerals–0.65%
Silver Wheaton Corp. (Canada)	3,280	72,816

Real Estate Management & Development–0.16%
Alexander & Baldwin Inc.	490	18,282

Research & Consulting Services–1.34%
Acacia Research	9,380	150,455

Restaurants–1.42%
BJ’s Restaurants Inc.(c)	790	22,554
Bob Evans Farms, Inc.	950	44,526

	Shares	Value
Restaurants–(continued)
Diversified Restaurant Holdings, Inc.(c)	1,470	$7,365
Panera Bread Co.–Class A(c)	550	84,134
		158,579

Semiconductors–4.06%
Applied Micro Circuits Corp.(c)	13,900	134,969
Cavium Inc.(c)	1,550	65,674
Cypress Semiconductor Corp.(c)	7,910	74,908
MoSys, Inc.(c)	5,250	20,527
Peregrine Semiconductor Corp.(c)	5,690	30,555
QuickLogic Corp.(c)	9,060	42,854
Semtech Corp.(c)	3,540	84,889
		454,376

Specialty Stores–1.39%
Five Below, Inc.(c)	80	3,225
Ulta Salon, Cosmetics & Fragrance, Inc.(c)	1,740	152,615
		155,840

Systems Software–2.07%
CommVault Systems, Inc.(c)	2,680	129,712
NetSuite Inc.(c)	1,320	102,049
		231,761

Technology Hardware, Storage & Peripherals–1.98%
Silicon Graphics International Corp.(c)	5,880	71,031
Stratasys Ltd.(c)	1,560	151,117
		222,148

Thrifts & Mortgage Finance–1.39%
Ocwen Financial Corp.(c)	4,120	156,148

Trading Companies & Distributors–1.60%
CAI International, Inc.(c)	1,410	30,667
Fastenal Co.	2,960	148,237
		178,904

Trucking–0.90%
Hertz Global Holdings, Inc.(c)	3,540	100,784

Wireless Telecommunication Services–1.19%
SBA Communications Corp.–Class A(c)	1,480	132,845
Total Securities Sold Short (Total Proceeds $10,594,745)		$10,292,495

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was pledged as collateral to cover margin requirements for securities sold short. The aggregate value of collateral that was segregated by the Fund was $14,133,613, which represents 137.32% of the value of securities sold short.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco All Cap Market Neutral Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Information Technology	19.6%
Health Care	18.6
Consumer Discretionary	18.5
Energy	15.5
Industrials	10.0
Consumer Staples	3.0
Materials	2.9
Financials	2.0
Telecommunication Services	1.3
Utilities	0.3
Money Market Funds Plus Other Assets Less Liabilities	8.3

Securities Sold Short Portfolio Composition

By sector, based on Total Value of Securities Sold Short

as of April 30, 2014

Information Technology	24.8%
Consumer Discretionary	20.1
Health Care	20.0
Energy	14.8
Industrials	10.4
Financials	3.2
Consumer Staples	2.8
Materials	2.2
Telecommunication Services	1.3
Utilities	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco All Cap Market Neutral Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $9,717,132)	$10,267,474
Investments in affiliated money market funds, at value and cost	1,818,381
Total investments, at value (Cost $11,535,513)	12,085,855
Receivable for:
Deposits with brokers	10,131,899
Investments sold	334,032
Fund shares sold	2,703
Dividends and interest	5,783
Other assets	60,602
Total assets	22,620,874

Liabilities:
Payable for:
Investments purchased	1,013,212
Short positions covered	20,123
Short stock account dividends	21,453
Accrued fees to affiliates	58,986
Accrued trustees’ and officers’ fees and benefits	1,760
Accrued other operating expenses	12,609
Securities sold short, at value (proceeds $10,594,745)	10,292,495
Total liabilities	11,420,638
Net assets applicable to shares outstanding	$11,200,236

Net assets consist of:
Shares of beneficial interest	$10,773,291
Undistributed net investment income (loss)	(108,073)
Undistributed net realized gain (loss)	(317,574)
Net unrealized appreciation	852,592
$11,200,236

Net Assets:
Class A	$4,882,137
Class C	$380,607
Class R	$10,399
Class Y	$4,803,665
Class R5	$603,040
Class R6	$520,388

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	469,532
Class C	36,697
Class R	1,001
Class Y	461,559
Class R5	57,940
Class R6	50,001
Class A:
Net asset value per share	$10.40
Maximum offering price per share
(Net asset value of $10.40 ÷ 94.50%)	$11.01
Class C:
Net asset value and offering price per share	$10.37
Class R:
Net asset value and offering price per share	$10.39
Class Y:
Net asset value and offering price per share	$10.41
Class R5:
Net asset value and offering price per share	$10.41
Class R6:
Net asset value and offering price per share	$10.41

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco All Cap Market Neutral Fund

Statement of Operations

For the period December 17, 2013 (commencement date) through April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $162)	$36,599
Dividends from affiliated money market funds	243
Short stock rebates	18,577
Total investment income	55,419

Expenses:
Advisory fees	47,455
Administrative services fees	18,493
Custodian fees	2,120
Distribution fees:
Class A	4,262
Class C	209
Class R	19
Dividends on short sales	107,623
Transfer agent fees — A, C, R and Y	3,397
Transfer agent fees — R5	79
Transfer agent fees — R6	9
Trustees’ and officers’ fees and benefits	8,296
Registration and filing fees	38,107
Professional services fees	73,943
Other	14,601
Total expenses	318,613
Less: Fees waived and expenses reimbursed	(155,121)
Net expenses	163,492
Net investment income (loss)	(108,073)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	143,429
Securities sold short	(461,003)
(317,574)
Change in net unrealized appreciation of:
Investment securities	550,342
Securities sold short	302,250
852,592
Net realized and unrealized gain	535,018
Net increase in net assets resulting from operations	$426,945

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco All Cap Market Neutral Fund

Statement of Changes in Net Assets

For the period December 17, 2013 (commencement date) through April 30, 2014

(Unaudited)

2014
Operations:
Net investment income (loss)	$(108,073)
Net realized gain (loss)	(317,574)
Change in net unrealized appreciation	852,592
Net increase in net assets resulting from operations	426,945

Share transactions–net:
Class A	4,695,190
Class C	374,464
Class R	10,010
Class Y	4,615,089
Class R5	578,528
Class R6	500,010
Net increase in net assets resulting from share transactions	10,773,291
Net increase in net assets	11,200,236

Net assets:
Beginning of period	—
End of period (includes undistributed net investment income (loss) of $(108,073))	$11,200,236

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco All Cap Market Neutral Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a positive return over a full market cycle from a broadly diversified portfolio of stocks while seeking to limit exposure to the general risks associated with stock market investing.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

12                         Invesco All Cap Market Neutral Fund

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each

13                         Invesco All Cap Market Neutral Fund

share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Sold Short — The Fund may enter into short sales of securities which it concurrently holds (“covered”) or for which it holds no corresponding position (“not covered”). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the Fund’s security valuations policy. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

The Fund is required to segregate cash or securities as collateral in margin accounts with the broker at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

J.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.25%
Over $10 billion	1.15%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.62%, 2.37%, 1.87%, 1.37%, 1.37% and 1.37% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the period December 17, 2013 (commencement date) to April 30, 2014, the Adviser waived advisory fees and reimbursed fund level expenses of $151,636 and reimbursed class level expenses of $1,696, $21, $3, $1,677, $79 and $9 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the period December 17, 2013 (commencement date) to April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the

14                         Invesco All Cap Market Neutral Fund

course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the period December 17, 2013 (commencement date) to April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the period December 17, 2013 (commencement date) to April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $265 in front-end sales commissions from the sale of Class A shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$12,080,237	$5,618	$—	$12,085,855
Securities Sold Short	(10,292,495)	—	—	(10,292,495)
Total Investments	$1,787,742	$5,618	$—	$1,793,360

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

15                         Invesco All Cap Market Neutral Fund

NOTE 6—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 17, 2013 (commencement date) to April 30, 2014 was $12,803,186 and $3,220,121, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of:
Investment securities	$935,431
Securities sold short	827,583
Aggregate unrealized (depreciation) of:
Investment securities	(385,089)
Securities sold short	(525,333)
Net unrealized appreciation of investment securities	$852,592

Cost of investments is the same for tax and financial reporting purposes.

Proceeds from securities sold short are the same for tax and financial reporting purposes.

NOTE 7—Share Information

	Summary of Share Activity
	December 17, 2013 (commencement date) to April 30, 2014(a)
	Shares	Amount
Sold:
Class A	470,158	$4,701,407
Class C	36,697	374,464
Class R	1,001	10,010
Class Y	464,017	4,640,164
Class R5	57,940	578,528
Class R6	50,001	500,010

Reacquired:
Class A	(626)	(6,217)
Class Y	(2,458)	(25,075)
Net increase in share activity	1,076,730	$10,773,291

(a)	93% of the outstanding shares of the Fund are owned by affiliates.

16                         Invesco All Cap Market Neutral Fund

NOTE 8—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets (including interest expense and dividends on short sales expense) with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets (including interest expense and dividends on short sales expense) without fee waivers and/or expenses absorbed		Ratio of expenses to average net assets (excluding interest expense and dividends on short sales expense) with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets (excluding interest expense and dividends on short sales expense) without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Ratio of interest expense and dividends on short sales to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/14(d)	$10.00	$(0.11)	$0.51	$0.40	$10.40	4.00%	$4,882	4.43	%(e)	8.53	%(e)	1.60	%(e)	5.70	%(e)	(2.97	)%(e)	2.83	%(e)	34%
Class C
Six months ended 04/30/14(d)	10.00	(0.14)	0.51	0.37	10.37	3.70	381	5.18	(e)	9.28	(e)	2.35	(e)	6.45	(e)	(3.72	)(e)	2.83	(e)	34
Class R
Six months ended 04/30/14(d)	10.00	(0.12)	0.51	0.39	10.39	3.90	10	4.68	(e)	8.78	(e)	1.85	(e)	5.95	(e)	(3.22	)(e)	2.83	(e)	34
Class Y
Six months ended 04/30/14(d)	10.00	(0.10)	0.51	0.41	10.41	4.10	4,804	4.18	(e)	8.28	(e)	1.35	(e)	5.45	(e)	(2.72	)(e)	2.83	(e)	34
Class R5
Six months ended 04/30/14(d)	10.00	(0.10)	0.51	0.41	10.41	4.10	603	4.18	(e)	8.22	(e)	1.35	(e)	5.39	(e)	(2.72	)(e)	2.83	(e)	34
Class R6
Six months ended 04/30/14(d)	10.00	(0.10)	0.51	0.41	10.41	4.10	520	4.18	(e)	8.18	(e)	1.35	(e)	5.35	(e)	(2.72	)(e)	2.83	(e)	34

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of December 17, 2013.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,609, $57, $10, $4,558, $530 and $500 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

17                         Invesco All Cap Market Neutral Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 17, 2013 (commencement date) through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business December 17, 2013 (commencement date) through April 30, 2014).

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[3]
A	$1,000.00	$1,040.00	$16.71	$1,002.83	$22.00	4.43%
C	1,000.00	1,037.00	19.51	999.11	25.68	5.18
R	1,000.00	1,039.00	17.65	1,001.59	23.23	4.68
Y	1,000.00	1,041.00	15.78	1,004.07	20.77	4.18
R5	1,000.00	1,041.00	15.78	1,004.07	20.77	4.18
R6	1,000.00	1,041.00	15.78	1,004.07	20.77	4.18

[1]	The actual ending account value is based on the actual total return of the Fund for the period December 17, 2013 (commencement date) through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 135 (as of close of business December 17, 2013 (commencement date) through April 30, 2014)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

18 Invesco All Cap Market Neutral Fund

Initial Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Investment Funds (Invesco Investment Funds) (the Company) is required under the Investment Company Act of 1940, as amended, to approve the Invesco All Cap Market Neutral Fund (the Fund) investment advisory agreements before the Fund can commence operations. During meetings held on October 29-30, 2013, the Board as a whole and the disinterested or “independent” Trustees voting separately approved (i) an amendment to the Company’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) to add the Fund, and (ii) (a) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. to add the Fund, and (b) an amendment to the Sub-Advisory Contract with Invesco PowerShares Capital Management LLC to add the Fund (the sub-advisers, the Affiliated Sub-Advisers; and the contracts, the sub-advisory contracts). In doing so, the Board followed a process similar to the process that it follows in annually reviewing and approving investment advisory agreements and sub-advisory contracts for the series portfolios of funds advised by Invesco Advisers and considered the information provided in the most recent annual review process as well as the information provided with respect to the Fund. Prior to the October 2013 meeting, the Board and its Investments Committee met on several occasions to receive, review and discuss among themselves and with Invesco Advisers the information provide with respect to the Fund. The Board (i) determined that the investment advisory agreement and sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s agreements is fair and reasonable and (ii) approved submission of the agreements to the initial shareholder of the Fund.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Fund will be assigned to one of the Sub-Committees. The Sub-Committees meet throughout the year to review the performance, fees, expenses and other matters related to their assigned Invesco Funds. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board was assisted in its review by the Senior Officer, an independent officer of the Invesco Funds, and by independent legal counsel. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

Factors and Conclusions and Summary of Evaluation of Investment Advisory and Sub-Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the existing relationship between Invesco Advisers and the Invesco Funds, as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund by Invesco Advisers are appropriate.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who may provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance

The Board did not consider the performance of the Fund because the Fund is new and has no performance history. The Board did review performance expectations for the Fund in different market environments.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board considered the proposed advisory fee schedule of the Fund and the proposed fee waivers and expense limitations that will be in place for the Fund through December 31, 2015. The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees will have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

The Board also considered comparative advisory fee data provided by Invesco Advisers with respect to comparable registered funds managed by third-party advisers. The Board noted that the advisory fee is above the Lipper Equity Market Neutral classification median fee at certain breakpoints and that the advisory fee is the same or lower than the fee of three key competitors identified by Invesco Advisers and above the fee of one key competitor. The Board noted that Invesco Advisers does not advise other client accounts with investment strategies comparable to those of the Fund.

Based upon the information provided and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund would benefit from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the

19 Invesco All Cap Market Neutral Fund

Fund will share directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board considered information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the Fund’s investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that

Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least December 31, 2015, the advisory fees payable by the Fund with respect to such investments. This waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers or its affiliates receive from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral from securities lending arrangements. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades and was advised that such trades will be executed in compliance with rules under the Investment Company Act of 1940, as amended.

20 Invesco All Cap Market Neutral Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	ACMN-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Balanced-Risk Allocation Fund
Nasdaq:
A: ABRZX ■ B: ABRBX ■ C: ABRCX ■ R: ABRRX ■ Y: ABRYX ■ R5: ABRIX ■ R6: ALLFX

2 Fund Performance
4 Letters to Shareholders
5 Consolidated Schedule of Investments
9 Consolidated Financial Statements
11 Notes to Consolidated Financial Statements
21 Consolidated Financial Highlights
22 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.00%
Class B Shares	0.69
Class C Shares	0.69
Class R Shares	0.93
Class Y Shares	1.16
Class R5 Shares	1.16
Class R6 Shares	1.23
S&P 500 Index‚ (Broad Market Index)	8.36
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	5.76
Custom Balanced-Risk Allocation Style Index■ (Style-Specific Index)	4.53
Lipper Global Flexible Portfolio Funds Index¿ (Peer Group Index)	3.89

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Lipper Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

The Custom Balanced-Risk Allocation Style Index consists of 60% MSCI World Index and 40% Barclays U.S. Aggregate Index. Effective December 1, 2009, the fixed income component of the Custom Balanced-Risk Allocation Style Index changed from the JP Morgan GBI Global (Traded) Index to the Barclays U.S. Aggregate Index.

The Lipper Global Flexible Portfolio Funds Index is an equally weighted representation of the largest funds in the Lipper Global Flexible Portfolio Funds classification. These funds allocate their investments across various asset classes, including both domestic and foreign stocks, bonds and money market instruments, with a focus on total return.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The JP Morgan GBI Global (Traded) Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, the United Kingdom, Denmark, the Netherlands and the United States.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Balanced-Risk Allocation Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (6/2/09)	8.63%
1 Year	-4.34

Class B Shares
Inception (6/2/09)	8.76%
1 Year	-4.19

Class C Shares
Inception (6/2/09)	9.05%
1 Year	-0.47

Class R Shares
Inception (6/2/09)	9.59%
1 Year	1.01

Class Y Shares
Inception (6/2/09)	10.16%
1 Year	1.47

Class R5 Shares
Inception (6/2/09)	10.17%
1 Year	1.47

Class R6 Shares
Inception	10.01%
1 Year	1.55

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/2/09)	8.56%
1 Year	-4.45

Class B Shares
Inception (6/2/09)	8.70%
1 Year	-4.33

Class C Shares
Inception (6/2/09)	9.00%
1 Year	-0.54

Class R Shares
Inception (6/2/09)	9.54%
1 Year	0.87

Class Y Shares
Inception (6/2/09)	10.12%
1 Year	1.41

Class R5 Shares
Inception (6/2/09)	10.12%
1 Year	1.41

Class R6 Shares
Inception	9.96%
1 Year	1.49

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.22%, 1.97%, 1.97%, 1.47%, 0.97%, 0.94% and 0.87%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.29%, 2.04%, 2.04%, 1.54%, 1.04%, 1.01% and 0.94%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.
2	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.08%.

3                         Invesco Balanced-Risk Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

April 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Securities–35.28%
U.S. Treasury Bills–33.60%(a)
U.S. Treasury Bills	0.07%	06/12/14	$54,980,000	$54,979,675
U.S. Treasury Bills	0.08%	06/12/14	161,350,000	161,349,046
U.S. Treasury Bills	0.08%	06/19/14	180,550,000	180,547,525
U.S. Treasury Bills(b)	0.06%	06/26/14	338,410,000	338,407,332
U.S. Treasury Bills	0.06%	07/03/14	338,410,000	338,404,037
U.S. Treasury Bills	0.07%	07/10/14	348,670,000	348,659,784
U.S. Treasury Bills	0.05%	07/17/14	386,800,000	386,787,533
U.S. Treasury Bills(b)	0.06%	07/24/14	386,800,000	386,790,912
U.S. Treasury Bills	0.05%	07/31/14	358,750,000	358,731,801
U.S. Treasury Bills(b)	0.06%	08/07/14	358,750,000	358,740,167
U.S. Treasury Bills	0.07%	08/28/14	116,886,000	116,876,314
U.S. Treasury Bills	0.10%	01/08/15	193,400,000	193,338,983
				3,223,613,109

U.S. Treasury Notes–1.68%
U.S. Treasury Notes(c)	0.07%	01/31/16	160,950,000	160,896,730
Total U.S. Treasury Securities (Cost $3,384,153,047)				3,384,509,839

		Expiration Date
Commodity-Linked Securities–3.29%
Canadian Imperial Bank of Commerce Linked EMTN, U.S. Federal Funds Effective Rate minus 0.04% (linked to the CIBC Custom 1 Agriculture Commodity Index, multiplied by 2)(d)		12/19/14	82,158,940	109,857,659
Cargill, Inc. Commodity Linked Notes, one month LIBOR rate minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by two)(d)		12/04/14	83,000,000	108,814,961
Cargill, Inc. Commodity Linked Notes, one month LIBOR rate minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by two)(d)		05/12/14	65,099,617	97,300,311
Total Commodity-Linked Securities (Cost $230,258,557)				315,972,931

			Shares
Money Market Funds–55.23%
Liquid Assets Portfolio–Institutional Class(e)			418,951,482	418,951,482
Premier Portfolio–Institutional Class(e)			418,951,482	418,951,482
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio (Ireland)–Institutional Class,(e)			1,086,468,844	1,086,468,844
Treasury Portfolio–Institutional Class(e)			3,373,194,287	3,373,194,287
Total Money Market Funds (Cost $5,297,566,095)				5,297,566,095
TOTAL INVESTMENTS–93.80% (Cost $8,911,977,699)				8,998,048,865
OTHER ASSETS LESS LIABILITIES–6.20%				594,410,293
NET ASSETS–100.00%				$9,592,459,158

Open Futures Contracts and Swap Agreements at Period-End(f)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value*	Unrealized Appreciation (Depreciation)
Brent Crude	Long	2,510	September-2014	$266,813,000	$(4,332,971)
Gas Oil	Long	915	June-2014	82,441,500	(1,981,399)
Gasoline Reformulated Blendstock Oxygenate Blending	Long	1,898	June-2014	236,310,110	(3,901,937)
Silver	Long	1,970	July-2014	188,863,900	(2,421,322)
WTI Crude	Long	2,330	September-2014	226,918,700	(3,053,901)
Subtotal — Commodity Risk					$(15,691,530)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Balanced-Risk Allocation Fund

Open Futures Contracts and Swap Agreements at Period-End(f)
Futures Contracts (continued)	Type of Contract		Number of Contracts	Expiration Month	Notional Value*	Unrealized Appreciation (Depreciation)
Australian 10 Year Bonds	Long		16,260	June-2014	$1,765,509,195	$31,122,641
Canada 10 Year Bonds	Long		15,440	June-2014	1,844,910,949	20,707,949
Euro Bonds	Long		8,880	June-2014	1,780,620,637	20,272,621
Japan 10 Year Bonds	Long		856	June-2014	1,213,455,150	1,193,549
Long Gilt	Long		8,840	June-2014	1,646,628,029	20,625,367
U.S. Treasury 20 Year Bonds	Long		6,030	June-2014	813,673,125	19,312,287
Subtotal — Interest Rate Risk						$113,234,414

Dow Jones EURO STOXX 50 Index	Long		18,050	June-2014	787,532,059	48,438,955
E-Mini S&P 500 Index	Long		5,520	June-2014	518,300,400	8,124,337
FTSE 100 Index	Long		6,840	June-2014	778,852,972	28,212,799
Hang Seng Index	Long		3,540	May-2014	498,542,352	(4,673,810)
Russell 2000 Index Mini	Long		3,830	June-2014	430,338,800	(22,579,808)
Tokyo Stock Price Index	Long		4,830	June-2014	545,932,212	(32,692,937)
Subtotal — Market Risk						$24,829,536
Total Future Contracts						$122,372,420

Long Swap Agreements		Counterparty		Termination Date
Receive a return equal to Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Banc of America Securities, LLC	1,060,000	December-2014	170,890,338	0
Receive a return equal to MLCX Dynamic Enhanced Copper Excess Return Index and pay the product of (i) 0.25% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Banc of America Securities, LLC	320,000	May-2014	210,125,600	0
Receive a return equal to Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional value multiplied by (ii) days in the period divided by 365	Long	Barclays Capital Inc.	369,000	May-2014	191,919,851	3,212,515
Receive a return equal to Barclays Commodity Strategy 1635 Excess Return Index and pay the product of (i) 0.53% of the Notional value multiplied by (ii) days in the period divided by 365	Long	Barclays Capital Inc.	204,000	October-2014	148,253,858	3,430,791
Receive a return equal to Single Commodity Index Excess Return and pay the product of (i) 0.12% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Cargill, Inc.	77,000	May-2014	70,981,064	0
Receive a return equal to CIBC Dynamic Roll LME Copper Excess Return Index and pay the product of (i) 0.30% of the Notional value multiplied by (ii) days in the period divided by 365	Long	CIBC World Markets Corp.	2,320,000	April-2015	194,221,816	(675,816)
Receive a return equal to Goldman Sachs Alpha Basket B472 Excess Return Strategy and pay the product of (i) 0.60% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Goldman Sachs & Co.	94,000	November-2014	58,278,176	2,493,482
Receive a return equal to J.P. Morgan Bespoke Commodity JMAB165E Index and pay the product of (i) 0.49% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	J.P. Morgan Securities Inc.	2,000	October-2014	1,551,341	40,697
Receive a return equal to S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	J.P. Morgan Securities Inc.	1,295,000	April-2015	139,587,920	1,612,535

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Balanced-Risk Allocation Fund

Open Futures Contracts and Swap Agreements at Period-End(f)
Long Swap Agreements (continued)	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value*	Unrealized Appreciation (Depreciation)
Receive a return equal to S&P GSCI Aluminum Dynamic Roll Excess Return Index and pay the product of (i) 0.38% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Morgan Stanley Capital Services LLC	847,000	October-2014	$ 95,305,625	$(2,174,079)
Subtotal — Commodity Risk						$7,940,125
Receive a return equal to Euro-Bund EUR ER Index and pay the product of (i) 0.30% of the Notional Value multiplied by (ii) days in the period divided by 360 multiplied by (iii) mid spot price for converting one Euro to an amount of USD	Long	Barclays Capital Inc.	1,020,000	December-2014	EUR 170,829,498	(47,581)
Receive a return equal to the LIFFE Long Gilt Futures multiplied by 0.01% of the Notional Value	Long	Goldman Sachs & Co.	2,530	June-2014	471,263,452	3,403,172
Subtotal — Interest Rate Risk						$3,355,591
Receive a return equal to Hang Seng Index Futures multiplied by the Notional Value	Long	Goldman Sachs & Co.	1,050	May-2014	147,872,731	(1,049,644)
Subtotal — Market Risk						$(1,049,644)
Total Swap Agreements						$10,246,072

Investment Abbreviations:

EUR	– Euro
LIBOR	– London Interbank Offered Rate

Index Information:

Canadian Imperial Bank of Commerce Custom 1 Agriculture

– Canadian Imperial Bank of Commerce Custom 1 Agriculture Commodity Index is a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybeans, Soybean Meal and Live Cattle.

Monthly Rebalance Commodity Excess Return Index

– Monthly Rebalance Commodity Excess Return Index is comprised of four commodity indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybeans, Soybean Meal and Live Cattle.

Dow Jones-UBS Gold Index	– Dow Jones UBS Gold Index is a commodity index composed of future contracts on gold.
MLCX Dynamic Enhanced Copper Excess Return Index	– Merrill Lynch Commodity Extra Dynamic Enhanced Copper Excess Return Index is a commodity index composed of future contracts on copper.
Barclays Commodity Strategy 1452 Excess Return Index	– Barclays Commodity Strategy 1452 Index is a commodity index that provide exposure to future contracts on copper.
Barclays Commodity Strategy 1635 Excess Return Index

– Barclays Commodity Strategy 1635 Excess Return Index is comprised of four commodity indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybeans, Soybean Meal and Live Cattle.

Single Commodity Gold Excess Return Index	– Single Commodity Gold Excess Return Index is a commodity index composed of future contracts on gold.
CIBC Dynamic Roll LME Copper Excess Return Index	– CIBC Dynamic Roll LME Copper Index is a commodity index composed of future contracts on copper.
Goldman Sachs Alpha Basket B472 Excess Return Strategy

– Goldman Sachs Alpha Basket B472 Excess Return Strategy is a basket of four indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybeans, Soybean Meal and Live Cattle.

JP Morgan Bespoke Commodity JMAB165E Index

– JP Morgan Bespoke Commodity 165 Index is comprised of four commodity indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybeans, Soybean Meal and Live Cattle.

S&P GSCI Gold Index Excess Return	– S&P GSCI Gold Index Excess Return is commodity index composed of future contracts on gold.
S&P GSCI Aluminum Dynamic Roll Index	– S&P GSCI Aluminum Dynamic Roll Index is commodity index composed of future contracts on aluminum.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Balanced-Risk Allocation Fund

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1M.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2014.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2014 was $315,972,931, which represented 3.29% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	Futures collateralized by $609,220,000 cash held with Merrill Lynch, the futures commission merchant.
*	Notional amounts are denominated in U.S. Dollars unless otherwise noted.

Risk Allocation

By asset class

Asset Class	Risk Contribution	% of Total Net Assets as of 04/30/14**
Equities	39.7%	38.1%
Fixed Income	34.8	98.4
Commodities	25.5	29.6

**	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $3,614,411,604)	$3,700,482,770
Investments in affiliated money market funds, at value and cost	5,297,566,095
Total investments, at value (Cost $8,911,977,699)	8,998,048,865
Receivable for:
Deposits with brokers for open futures contracts	609,220,000
Fund shares sold	16,296,291
Dividends and interest	80,322
Unrealized appreciation on swap transactions	14,193,192
Investment for trustee deferred compensation and retirement plans	528,576
Other assets	493,876
Total assets	9,638,861,122

Liabilities:
Payable for:
Fund shares reacquired	30,210,987
Swaps payable	4,354,244
Variation margin — futures	2,272,015
Accrued fees to affiliates	4,959,107
Accrued trustees’ and officers’ fees and benefits	12,735
Trustee deferred compensation and retirement plans	645,438
Unrealized depreciation on swap transactions	3,947,120
Premiums received on swap agreements	318
Total liabilities	46,401,964
Net assets applicable to shares outstanding	$9,592,459,158

Net assets consist of:
Shares of beneficial interest	$9,401,321,774
Undistributed net investment income (loss)	(42,912,205)
Undistributed net realized gain	15,359,931
Net unrealized appreciation	218,689,658
$9,592,459,158

Net Assets:
Class A	$3,339,415,303
Class B	$24,566,998
Class C	$2,031,507,755
Class R	$27,409,969
Class Y	$3,504,729,032
Class R5	$187,300,152
Class R6	$477,529,949

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	276,819,472
Class B	2,105,039
Class C	174,080,637
Class R	2,299,394
Class Y	287,529,646
Class R5	15,363,584
Class R6	39,130,237
Class A:
Net asset value per share	$12.06
Maximum offering price per share
(Net asset value of $12.06 ÷ 94.50%)	$12.76
Class B:
Net asset value and offering price per share	$11.67
Class C:
Net asset value and offering price per share	$11.67
Class R:
Net asset value and offering price per share	$11.92
Class Y:
Net asset value and offering price per share	$12.19
Class R5:
Net asset value and offering price per share	$12.19
Class R6:
Net asset value and offering price per share	$12.20

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Interest	$1,267,410
Dividends from affiliated money market funds	854,283
Total investment income	2,121,693

Expenses:
Advisory fees	44,291,065
Administrative services fees	396,640
Custodian fees	89,396
Distribution fees:
Class A	4,561,081
Class B	139,225
Class C	11,150,373
Class R	68,678
Transfer agent fees — A, B, C, R and Y	5,454,933
Transfer agent fees — R5	96,256
Transfer agent fees — R6	4,500
Trustees’ and officers’ fees and benefits	234,836
Other	876,032
Total expenses	67,363,015
Less: Fees waived and expense offset arrangement(s)	(2,730,874)
Net expenses	64,632,141
Net investment income (loss)	(62,510,448)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(15,944,399)
Foreign currencies	(3,036,878)
Futures contracts	417,199,124
Swap agreements	(104,450,358)
293,767,489
Change in net unrealized appreciation (depreciation) of:
Investment securities	89,684,727
Futures contracts	(287,402,566)
Swap agreements	30,318,963
(167,398,876)
Net realized and unrealized gain	126,368,613
Net increase in net assets resulting from operations	$63,858,165

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10                         Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income (loss)	$(62,510,448)	$(138,184,938)
Net realized gain	293,767,489	262,938,472
Change in net unrealized appreciation (depreciation)	(167,398,876)	423,024,058
Net increase in net assets resulting from operations	63,858,165	547,777,592

Distributions to shareholders from net investment income:
Class A	—	(85,274,352)
Class B	—	(623,804)
Class C	—	(38,451,102)
Class R	—	(361,248)
Class Y	—	(97,691,876)
Class R5	—	(4,028,603)
Class R6	—	(13,606,471)
Total distributions from net investment income	—	(240,037,456)

Distributions to shareholders from net realized gains:
Class A	(283,368,557)	(103,295,156)
Class B	(2,208,607)	(915,226)
Class C	(178,492,932)	(56,414,248)
Class R	(2,094,860)	(464,538)
Class Y	(320,352,034)	(111,375,724)
Class R5	(13,942,287)	(4,532,501)
Class R6	(37,054,031)	(15,201,114)
Total distributions from net realized gains	(837,513,308)	(292,198,507)

Share transactions–net:
Class A	(631,551,393)	628,074,162
Class B	(4,720,915)	(678,530)
Class C	(347,827,165)	655,024,401
Class R	(660,820)	14,096,504
Class Y	(1,045,060,527)	931,481,236
Class R5	(7,380,101)	40,617,078
Class R6	(12,605,498)	(34,823,907)
Net increase (decrease) in net assets resulting from share transactions	(2,049,806,419)	2,233,790,944
Net increase (decrease) in net assets	(2,823,461,562)	2,249,332,573

Net assets:
Beginning of period	12,415,920,720	10,166,588,147
End of period (includes undistributed net investment income (loss) of $(42,912,205) and $19,598,243, respectively)	$9,592,459,158	$12,415,920,720

Notes to Consolidated Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

11                         Invesco Balanced-Risk Allocation Fund

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

12                         Invesco Balanced-Risk Allocation Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

13                         Invesco Balanced-Risk Allocation Fund

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would

14                         Invesco Balanced-Risk Allocation Fund

pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

N.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

O.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.95%
Next $250 million	0.925%
Next $500 million	0.90%
Next $1.5 billion	0.875%
Next $2.5 billion	0.85%
Next $2.5 billion	0.825%
Next $2.5 billion	0.80%
Over $10 billion	0.775%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

15                         Invesco Balanced-Risk Allocation Fund

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The total annual fund operating expenses used in determining whether the Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $2,729,208.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $431,046 in front-end sales commissions from the sale of Class A shares and $170,665, $12,963 and $406,866 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

16                         Invesco Balanced-Risk Allocation Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$5,297,566,095	$—	$—	$5,297,566,095
U.S. Treasury Securities	—	3,384,509,839	—	3,384,509,839
Commodity-Linked Securities	—	315,972,931	—	315,972,931
	5,297,566,095	3,700,482,770	—	8,998,048,865
Futures*	122,372,420	—	—	122,372,420
Swap Agreements*	—	10,246,072	—	10,246,072
Total Investments	$5,419,938,515	$3,710,728,842	$—	$9,130,667,357

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Commodity risk
Futures contracts(a)	$—	$(15,691,530)
Swap agreements(b)	10,790,020	(2,849,895)
Interest rate risk
Futures contracts(a)	113,234,414	—
Swap agreements(b)	3,403,172	(47,581)
Market risk
Futures contracts(a)	84,776,091	(59,946,555)
Swap agreements(b)	—	(1,049,644)
Total	$212,203,697	$(79,585,205)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the caption Unrealized appreciation on swap agreements and Unrealized depreciation on swap agreements.

Effect of Derivative Investments for the six months ended April 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures	Swap Agreements
Realized Gain (Loss)
Commodity risk	$(31,736,394)	$(87,982,664)
Interest rate risk	244,165,087	(662,762)
Market risk	204,770,431	(15,804,932)
Change in Unrealized Appreciation (Depreciation)
Commodity risk	$(107,282)	$28,013,016
Interest rate risk	(134,345,511)	3,355,591
Market risk	(152,949,773)	(1,049,644)
Total	$129,796,558	$(74,131,395)

The table below summarizes the average notional value of futures contracts, forward foreign currency contracts, swap agreements, options written and options purchased outstanding during the period.

	Futures	Swap Agreements
Average notional value	$14,073,130,262	$1,719,403,727

17                         Invesco Balanced-Risk Allocation Fund

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2014.

Assets:
Counterparty	Gross amounts presented in Consolidated Statement of Assets & Liabilities(a)	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of assets presented in Consolidated Statement of Assets and Liabilities	Collateral Received		Net Amount(b)
				Financial Instruments	Cash
Fund
Goldman Sachs & Co.(d)	$3,403,172	$(1,049,644)	$2,353,528	$(2,353,528)	$—	$—
Merrill Lynch(c)	198,010,505	(59,946,555)	138,063,950	—	—	138,063,950
Subtotal-Fund	$201,413,677	$(60,996,199)	$140,417,478	$(2,353,528)	$—	$138,063,950

Subsidiary
Barclays Capital Inc.(d)	$6,643,306	$—	$6,643,306	$—	$—	$6,643,306
Goldman Sachs & Co.(d)	2,493,482	—	2,493,482	(2,446,544)	—	46,938
JPMorgan Securities Inc.(d)	1,653,232	—	1,653,232	—	—	1,653,232
Subtotal-Subsidiary	$10,790,020	$—	$10,790,020	$(2,446,544)		8,343,476
Total	$212,203,697	$(60,996,199)	$151,207,498	$(4,800,072)	$—	$146,407,426

Liabilities:
Counterparty	Gross amounts presented in Consolidated Statement of Assets & Liabilities(a)	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of liabilities presented in Consolidated Statement of Assets and Liabilities	Collateral Pledged
				Financial Instruments	Cash	Net Amount(b)
Fund
Barclays Capital Inc.(d)	$47,581	$—	$47,581	$(47,581)	$—	$—
Goldman Sachs & Co.(d)	1,049,644	(1,049,644)	—	—	—	—
Merrill Lynch(c)	59,946,555	(59,946,555)	—	—	—	—
Subtotal-Fund	$61,043,780	$(60,996,199)	$47,581	$(47,581)	$—	$—

Subsidiary
Cargill, Inc.(d)	$4,354,244	$—	$4,354,244	$—	$—	$4,354,244
CIBC World Markets Corp.(d)	675,816	—	675,816	(675,816)	—	—
Merrill Lynch(c)	15,691,530	—	15,691,530	—	(15,691,530)	—
Morgan Stanley Capital Services LLC(d)	2,174,079	—	2,174,079	(2,174,079)	—	—
Subtotal-Subsidiary	$22,895,669	$—	$22,895,669	$(2,849,895)	$(15,691,530)	$4,354,244
Total	$83,939,449	$(60,996,199)	$22,943,250	$(2,897,476)	$(15,691,530)	$4,354,244

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
(b)	The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the counterparty.
(c)	Futures contracts counterparty.
(d)	Swap agreements counterparty.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,666.

18                         Invesco Balanced-Risk Allocation Fund

NOTE 6 — Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2013.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $165,158,940 and $154,695,869, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$86,099,044
Aggregate unrealized (depreciation) of investment securities	(27,878)
Net unrealized appreciation of investment securities	$86,071,166

Investments have the same cost for tax and financial reporting purposes.

19                         Invesco Balanced-Risk Allocation Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 30, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	27,612,081	$332,986,069	194,356,645	$2,453,794,943
Class B	94,705	1,108,228	830,841	10,261,565
Class C	10,477,868	122,876,374	94,883,829	1,171,789,462
Class R	374,101	4,439,896	1,872,161	23,391,609
Class Y	55,684,186	677,683,459	271,364,647	3,444,593,798
Class R5	1,782,238	21,346,346	5,780,992	73,002,236
Class R6	1,814,852	22,315,924	13,812,861	174,181,433

Issued as reinvestment of dividends:
Class A	21,748,265	252,497,362	13,022,134	161,995,364
Class B	185,646	2,090,377	119,764	1,459,920
Class C	14,422,202	162,394,007	6,979,031	85,074,386
Class R	181,422	2,082,729	66,582	822,296
Class Y	17,088,467	200,276,835	10,988,091	137,570,894
Class R5	1,112,677	13,040,575	607,174	7,601,812
Class R6	3,157,015	37,031,793	2,302,765	28,807,585

Automatic conversion of Class B shares to Class A shares:
Class A	230,485	2,777,919	458,303	5,793,524
Class B	(237,845)	(2,777,919)	(469,307)	(5,793,524)

Reacquired:
Class A	(101,242,086)	(1,219,812,743)	(158,980,154)	(1,993,509,669)
Class B	(441,249)	(5,141,601)	(538,731)	(6,606,491)
Class C	(54,306,817)	(633,097,546)	(49,153,410)	(601,839,447)
Class R	(605,993)	(7,183,445)	(810,862)	(10,117,401)
Class Y	(158,472,207)	(1,923,020,821)	(209,968,791)	(2,650,683,456)
Class R5	(3,436,372)	(41,767,022)	(3,157,072)	(39,986,970)
Class R6	(5,944,997)	(71,953,215)	(18,771,982)	(237,812,925)
Net increase in share activity	(168,721,356)	$(2,049,806,419)	175,595,511	$2,233,790,944

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

20                         Invesco Balanced-Risk Allocation Fund

NOTE 11—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/14	$12.88	$(0.07)	$0.16	$0.09	$—	$(0.91)	$(0.91)	$12.06	1.00%	$3,339,415	1.18	%(d)	1.23	%(d)	(1.14	)%(d)	46%
Year ended 10/31/13	12.88	(0.14)	0.78	0.64	(0.29)	(0.35)	(0.64)	12.88	5.15	4,229,859	1.14		1.21		(1.07)		0
Year ended 10/31/12	12.01	(0.13)	1.46	1.33	(0.34)	(0.12)	(0.46)	12.88	11.39	3,600,577	1.10		1.22		(1.00)		282
Year ended 10/31/11	11.68	(0.11)	1.11	1.00	(0.47)	(0.20)	(0.67)	12.01	9.13	1,001,088	1.04		1.31		(0.95)		163	(e)
Year ended 10/31/10	10.72	(0.10)	1.61	1.51	(0.21)	(0.34)	(0.55)	11.68	14.76	207,600	1.04		1.42		(0.93)		33	(e)
Year ended 10/31/09(f)	10.00	(0.05)	0.77	0.72	—	—	—	10.72	7.20	17,667	1.24	(g)	1.64	(g)	(1.02	)(g)	116
Class B
Six months ended 04/30/14	12.53	(0.11)	0.16	0.05	—	(0.91)	(0.91)	11.67	0.69	24,567	1.93	(d)	1.98	(d)	(1.89	)(d)	46
Year ended 10/31/13	12.59	(0.22)	0.75	0.53	(0.24)	(0.35)	(0.59)	12.53	4.34	31,381	1.89		1.96		(1.82)		0
Year ended 10/31/12	11.81	(0.21)	1.42	1.21	(0.31)	(0.12)	(0.43)	12.59	10.52	32,246	1.85		1.97		(1.75)		282
Year ended 10/31/11	11.56	(0.19)	1.09	0.90	(0.45)	(0.20)	(0.65)	11.81	8.30	17,722	1.79		2.06		(1.70)		163	(e)
Year ended 10/31/10	10.68	(0.19)	1.61	1.42	(0.20)	(0.34)	(0.54)	11.56	13.95	9,707	1.79		2.17		(1.68)		33	(e)
Year ended 10/31/09(f)	10.00	(0.08)	0.76	0.68	—	—	—	10.68	6.80	930	1.99	(g)	2.39	(g)	(1.77	)(g)	116
Class C
Six months ended 04/30/14	12.53	(0.11)	0.16	0.05	—	(0.91)	(0.91)	11.67	0.69	2,031,508	1.93	(d)	1.98	(d)	(1.89	)(d)	46
Year ended 10/31/13	12.59	(0.22)	0.75	0.53	(0.24)	(0.35)	(0.59)	12.53	4.34	2,550,094	1.89		1.96		(1.82)		0
Year ended 10/31/12	11.80	(0.21)	1.43	1.22	(0.31)	(0.12)	(0.43)	12.59	10.61	1,898,066	1.85		1.97		(1.75)		282
Year ended 10/31/11	11.56	(0.19)	1.08	0.89	(0.45)	(0.20)	(0.65)	11.80	8.21	383,786	1.79		2.06		(1.70)		163	(e)
Year ended 10/31/10	10.68	(0.19)	1.61	1.42	(0.20)	(0.34)	(0.54)	11.56	13.95	58,377	1.79		2.17		(1.68)		33	(e)
Year ended 10/31/09(f)	10.00	(0.08)	0.76	0.68	—	—	—	10.68	6.80	3,542	1.99	(g)	2.39	(g)	(1.77	)(g)	116
Class R
Six months ended 04/30/14	12.75	(0.08)	0.16	0.08	—	(0.91)	(0.91)	11.92	0.93	27,410	1.43	(d)	1.48	(d)	(1.39	)(d)	46
Year ended 10/31/13	12.77	(0.17)	0.77	0.60	(0.27)	(0.35)	(0.62)	12.75	4.89	29,964	1.39		1.46		(1.32)		0
Year ended 10/31/12	11.93	(0.15)	1.44	1.29	(0.33)	(0.12)	(0.45)	12.77	11.12	15,605	1.35		1.47		(1.25)		282
Year ended 10/31/11	11.63	(0.14)	1.10	0.96	(0.46)	(0.20)	(0.66)	11.93	8.84	2,956	1.29		1.56		(1.20)		163	(e)
Year ended 10/31/10	10.71	(0.13)	1.60	1.47	(0.21)	(0.34)	(0.55)	11.63	14.36	597	1.29		1.67		(1.18)		33	(e)
Year ended 10/31/09(f)	10.00	(0.06)	0.77	0.71	—	—	—	10.71	7.10	72	1.49	(g)	1.89	(g)	(1.27	)(g)	116
Class Y
Six months ended 04/30/14	12.99	(0.05)	0.16	0.11	—	(0.91)	(0.91)	12.19	1.16	3,504,729	0.93	(d)	0.98	(d)	(0.89	)(d)	46
Year ended 10/31/13	12.97	(0.10)	0.78	0.68	(0.31)	(0.35)	(0.66)	12.99	5.42	4,846,950	0.89		0.96		(0.82)		0
Year ended 10/31/12	12.07	(0.10)	1.47	1.37	(0.35)	(0.12)	(0.47)	12.97	11.69	3,901,165	0.85		0.97		(0.75)		282
Year ended 10/31/11	11.71	(0.08)	1.11	1.03	(0.47)	(0.20)	(0.67)	12.07	9.45	553,001	0.79		1.06		(0.70)		163	(e)
Year ended 10/31/10	10.73	(0.08)	1.61	1.53	(0.21)	(0.34)	(0.55)	11.71	14.97	64,428	0.79		1.17		(0.68)		33	(e)
Year ended 10/31/09(f)	10.00	(0.03)	0.76	0.73	—	—	—	10.73	7.30	3,558	0.99	(g)	1.39	(g)	(0.77	)(g)	116
Class R5
Six months ended 04/30/14	12.99	(0.05)	0.16	0.11	—	(0.91)	(0.91)	12.19	1.16	187,300	0.92	(d)	0.97	(d)	(0.88	)(d)	46
Year ended 10/31/13	12.97	(0.10)	0.78	0.68	(0.31)	(0.35)	(0.66)	12.99	5.45	206,573	0.86		0.93		(0.79)		0
Year ended 10/31/12	12.07	(0.08)	1.45	1.37	(0.35)	(0.12)	(0.47)	12.97	11.69	164,371	0.79		0.90		(0.69)		282
Year ended 10/31/11	11.72	(0.08)	1.11	1.03	(0.48)	(0.20)	(0.68)	12.07	9.36	449,380	0.79		0.97		(0.70)		163	(e)
Year ended 10/31/10	10.73	(0.08)	1.62	1.54	(0.21)	(0.34)	(0.55)	11.72	15.06	467,441	0.79		1.04		(0.68)		33	(e)
Year ended 10/31/09(f)	10.00	(0.03)	0.76	0.73	—	—	—	10.73	7.30	218,565	0.99	(g)	1.17	(g)	(0.77	)(g)	116
Class R6
Six months ended 04/30/14	12.99	(0.05)	0.17	0.12	—	(0.91)	(0.91)	12.20	1.23	477,530	0.82	(d)	0.87	(d)	(0.78	)(d)	46
Year ended 10/31/13	12.97	(0.09)	0.77	0.68	(0.31)	(0.35)	(0.66)	12.99	5.48	521,099	0.79		0.86		(0.72)		0
Year ended 10/31/12(f)	13.13	(0.01)	(0.15)	(0.16)	—	—	—	12.97	(3.14)	554,557	0.76	(g)	0.85	(g)	(0.66	)(g)	282

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,679,104, $28,076, $2,248,556, $27,699, $3,979,933, $194,695 and $503,710 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Subsequent to issuance of its October 31, 2011 financial statements, the Fund revised the calculation of portfolio turnover as reflected in the financial highlights above.
(f)	Commencement date of June 2, 2009 for Class A, B, C, R, Y and R5 shares and September 24, 2012 for Class R6 shares.
(g)	Annualized.

21                         Invesco Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013, through April 30, 2014.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,010.00	$5.88	$1,018.94	$5.91	1.18%
B	1,000.00	1,006.90	9.60	1,015.22	9.64	1.93
C	1,000.00	1,006.90	9.60	1,015.22	9.64	1.93
R	1,000.00	1,009.30	7.12	1,017.70	7.15	1.43
Y	1,000.00	1,011.60	4.64	1,020.18	4.66	0.93
R5	1,000.00	1,011.60	4.59	1,020.23	4.61	0.92
R6	1,000.00	1,012.30	4.09	1,020.73	4.11	0.82

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

22                         Invesco Balanced-Risk Allocation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	IBRA-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Balanced-Risk Commodity Strategy Fund
Nasdaq:
A: BRCAX ■ B: BRCBX ■ C: BRCCX ■ R: BRCRX ■ Y: BRCYX ■ R5: BRCNX ■ R6: IBRFX

2 Fund Performance
3 Letters to Shareholders
4 Consolidated Schedule of Investments
8 Consolidated Financial Statements
10 Notes to Consolidated Financial Statements
19 Consolidated Financial Highlights
20 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.99%
Class B Shares	-1.46
Class C Shares	-1.35
Class R Shares	-1.11
Class Y Shares	-0.88
Class R5 Shares	-0.99
Class R6 Shares	-0.88
Dow Jones-UBS Commodity Index‚ (Broad Market/Style-Specific Index)	10.07

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.

The Dow Jones-UBS Commodity Index is an unmanaged index designed to be a highly liquid and diversified benchmark for the commodity futures market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (11/30/10)	-4.38%
1 Year	-8.04

Class B Shares
Inception (11/30/10)	-4.31%
1 Year	-8.17

Class C Shares
Inception (11/30/10)	-3.50%
1 Year	-4.31

Class R Shares
Inception (11/30/10)	-2.94%
1 Year	-2.87

Class Y Shares
Inception (11/30/10)	-2.46%
1 Year	-2.41

Class R5 Shares
Inception (11/30/10)	-2.49%
1 Year	-2.41

Class R6 Shares
Inception	-2.67%
1 Year	-2.41

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/30/10)	-4.78%
1 Year	-14.32

Class B Shares
Inception (11/30/10)	-4.67%
1 Year	-14.47

Class C Shares
Inception (11/30/10)	-3.85%
1 Year	-10.88

Class R Shares
Inception (11/30/10)	-3.27%
1 Year	-9.46

Class Y Shares
Inception (11/30/10)	-2.81%
1 Year	-9.06

Class R5 Shares
Inception (11/30/10)	-2.81%
1 Year	-9.06

Class R6 Shares
Inception	-3.02%
1 Year	-9.06

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.48%, 2.23%, 2.23%, 1.73%, 1.23%, 1.21% and 1.13%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.52%, 2.27%, 2.27%, 1.77%, 1.27%, 1.25% and 1.17%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2014. See current prospectus for more information.

2                         Invesco Balanced-Risk Commodity Strategy Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Schedule of Investments

April 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Securities–57.48%
U.S. Treasury Bills–56.29%(a)
U.S. Treasury Bills(b)	0.07%	06/12/14	$23,290,000	$23,289,862
U.S. Treasury Bills	0.08%	06/12/14	24,710,000	24,709,854
U.S. Treasury Bills	0.08%	06/19/14	10,400,000	10,399,857
U.S. Treasury Bills(b)	0.06%	06/26/14	18,770,000	18,769,852
U.S. Treasury Bills	0.06%	07/03/14	18,770,000	18,769,669
U.S. Treasury Bills	0.07%	07/10/14	19,340,000	19,339,433
U.S. Treasury Bills(b)	0.05%	07/17/14	33,600,000	33,598,917
U.S. Treasury Bills(b)	0.06%	07/24/14	33,600,000	33,599,211
U.S. Treasury Bills(b)	0.05%	07/31/14	82,490,000	82,485,815
U.S. Treasury Bills(b)	0.06%	08/07/14	82,490,000	82,487,739
U.S. Treasury Bills	0.07%	08/28/14	77,560,000	77,553,573
U.S. Treasury Bills (b)	0.10%	01/08/15	16,800,000	16,794,700
				441,798,482

U.S. Treasury Notes–1.19%
U.S. Treasury Notes(c)	0.08%	01/31/16	9,300,000	9,296,922
Total U.S. Treasury Securities (Cost $451,042,733)				451,095,404

			Shares
Exchange Traded Funds–2.98%
PowerShares DB Gold Fund (Cost $28,788,689)(d)(e)			542,000	23,419,820

		Expiration Date	Principal Amount
Commodity-Linked Securities–2.51%
Barclays Bank PLC, Series 4, U.S. Federal Funds (Effective) Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (Cost $20,365,000)(f)		09/02/14	$20,365,000	19,687,607

			Shares
Money Market Funds–34.92%
Liquid Assets Portfolio–Institutional Class(g)			99,763,012	99,763,012
Premier Portfolio–Institutional Class(g)			99,763,012	99,763,012
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio–Institutional Class (Ireland)(g)			74,506,942	74,506,942
Total Money Market Funds (Cost $274,032,966)				274,032,966
TOTAL INVESTMENTS–97.89% (Cost $774,229,388)				768,235,797
OTHER ASSETS LESS LIABILITIES–2.11%				16,573,370
NET ASSETS–100.00%				$784,809,167

Open Futures Contracts at Period-End(h)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Coffee C	Long	60	July–2014	$4,631,625	$(107,106)
Corn	Short	116	July–2014	(3,010,200)	(68,537)
Cotton No. 2	Long	168	July–2014	7,920,360	335,695
Natural Gas	Short	1,645	July–2014	(19,916,838)	(1,022,121)
NYH RBOB Gasoline (Globex)	Long	405	June–2014	50,424,444	(929,742)
Soybean	Long	1,021	July–2014	77,225,888	3,133,056
Soybean Oil	Short	104	July–2014	(2,627,664)	58,817
Total Futures Contracts — Commodity Risk					$1,400,062

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4                         Invesco Balanced-Risk Commodity Strategy Fund

Open Swap Agreements at Period-End
Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the Merrill Lynch Gold Excess Return Index and pay the product of (i) 0.14% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Bank of America Securities LLC	89,300	June-2014	$15,117,186	$0
Pay a floating rate equal to the MLCX Aluminum Annual Excess Return Index and receive the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Bank of America Securities LLC	31,800	November-2014	3,553,099	0
Receive a return equal to the MLCX Dynamic Enhanced Copper Excess Return Index and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Bank of America Securities LLC	111,000	May-2014	72,887,317	0
Receive a return equal to the Barclays Brent Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Capital Inc.	93,700	March-2015	62,306,339	(918,222)
Receive a return equal to the Barclays Live Cattle Roll Yield Excess Return Index and pay the product of (i) 0.47% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Capital Inc.	42,300	April-2015	5,823,208	76,322
Receive a return equal to the Barclays Silver Nearby Excess Return Index and pay the product of (i) 0.19% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Capital Inc.	74,000	June-2014	19,137,695	(339,223)
Receive a return equal to the Barclays WTI Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Capital Inc.	88,300	March-2015	53,320,670	(1,070,849)
Receive a return equal to the CIBC Dynamic Roll LME Copper Excess Return Index 2 and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	CIBC World Markets Corp.	1,124,000	April-2015	94,097,121	(327,421)
Receive a return equal to the Goldman Sachs Soybean Meal Excess Return Strategy and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs & Co.	61,830	November-2014	74,971,286	4,763,445
Pay a floating rate equal to the S&P GSCI Brent Crude 1 Month Forward Index Excess Return and receive the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Goldman Sachs & Co.	30,700	February-2015	42,576,080	0
Receive a return equal to the S&P GSCI Crude Oil 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs & Co.	131,100	February-2015	85,135,894	0
Receive a return equal to the S&P GSCI Gasoil 1 Month Forward Index Excess Return and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs & Co.	2,750	September-2014	2,663,290	0
Pay a floating rate equal to the S&P GSCI Heating Oil 1 Month Forward Index Excess Return and receive the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Goldman Sachs & Co.	149,250	February-2015	70,936,704	0
Receive a return equal to the S&P GSCI Natural Gas 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs & Co.	2,900,000	January-2015	28,616,013	0
Receive a return equal to the S&P GSCI Sugar Excess Return A141 Strategy and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs & Co.	122,750	March-2015	37,475,783	821,223

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Balanced-Risk Commodity Strategy Fund

Open Swap Agreements at Period-End
Swap Agreements (continued)	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Securities Inc.	506,100	April-2015	$54,552,468	$630,196
Receive a return equal to the MLCX Dynamic Enhanced Copper Excess Return Index and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Macquarie Bank Ltd.	85,700	March-2015	23,942,634	(309,016)
Total Swap Agreements — Commodity Risk						$3,326,455

Index Information:	Description:
Barclays Diversified Energy-Metals Total Return Index

– a basket of indices that provide exposure to various components of the energy and metals markets. The underlying commodities comprising the indices are: gold, silver, copper, Brent Crude, WTI Crude, gasoil and unleaded gasoline

Barclays Brent Crude Roll Yield Excess Return Index	– a commodity index composed of futures contracts on Brent Crude

Barclays Live Cattle Roll Yield Excess Return Index	– a commodity index composed of futures contracts on live cattle

Barclays Silver Nearby Excess Return Index	– a commodity index composed of futures contracts on silver

Barclays WTI Crude Roll Yield Excess Return Index	– a commodity index composed of futures contracts on WTI Crude

CIBC Dynamic Roll LME Copper Excess Return Index 2	– a commodity index composed of futures contracts on copper

Goldman Sachs Soybean Meal Excess Return Strategy	– a commodity index composed of futures contracts on soybean meal

S&P GSCI Brent Crude 1 Month Forward Index Excess Return	– a commodity index composed of futures contracts on Brent Crude

S&P GSCI Crude Oil 1 Month Forward Index Excess Return	– a commodity index composed of futures contracts on crude

S&P GSCI Gasoil 1 Month Forward Index Excess Return	– a commodity index composed of futures contracts on gasoil

S&P GSCI Heating Oil 1 Month Forward Index Excess Return	– a commodity index composed of futures contracts on heating oil

S&P GSCI Natural Gas 1 Month Forward Index Excess Return	– a commodity index composed of futures contracts on natural gas

S&P GSCI Sugar Excess Return A141 Strategy	– a commodity index composed of futures contracts on sugar

S&P GSCI Gold Index Excess Return	– a commodity index composed of futures contracts on gold

Modified Macquarie Single Commodity Sugar type A Excess Return Index	– a commodity index composed of futures contracts on sugar

Merrill Lynch Gold Excess Return Index	– a commodity index composed of futures contracts on gold

MLCX Aluminum Annual Excess Return Index	– a commodity index composed of futures contracts on aluminum

MLCX Dynamic Enhanced Copper Excess Return Index	– a commodity index composed of futures contracts on copper

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was designated as collateral for swap agreements. See Note 1K and Note 4.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2014.
(d)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2014 represented 2.98% of the Fund’s Net Assets. See Note 5.
(e)	Non-income producing security.
(f)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2014 represented 2.51% of the Fund’s Net Assets.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
(h)	Futures contracts collateralized by $12,215,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Target Risk Allocation and Notional Asset Weights*

By asset class, based on Net Assets as of April 30, 2014

Asset Class	Risk Allocation**	% of Net Assets as of 04/30/14***
Agriculture	27.02%	31.39%
Energy	35.72	55.00
Industrial Metals	23.57	21.69
Precious Metals	13.69	13.57

*	Risk contribution is measured as the standard deviation of each asset class as a percentage of total portfolio standard deviation. The risk contribution of each underlying asset determines the dollar-weighting of the asset. Standard deviation measures a fund’s range of total returns and fluctuations over a defined period of time.
**	Based on the expected market exposure.
***	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $471,407,733)	$470,783,011
Investments in affiliates, at value (Cost $302,821,655)	297,452,786
Total investments, at value (Cost $774,229,388)	768,235,797
Cash	92,832
Receivable for:
Deposits with brokers for open futures contracts	12,215,000
Fund shares sold	1,077,117
Dividends and interest	8,364
Fund expenses absorbed	193,131
Swaps receivables	1,692,864
Investment for trustee deferred compensation and retirement plans	62,405
Unrealized appreciation on swap transactions — OTC	6,291,186
Other assets	45,230
Total assets	789,913,926

Liabilities:
Payable for:
Fund shares reacquired	687,117
Variation margin — futures	980,125
Accrued fees to affiliates	264,536
Accrued trustees’ and officers’ fees and benefits	2,599
Accrued other operating expenses	76,859
Trustee deferred compensation and retirement plans	128,792
Unrealized depreciation on swap transactions — OTC	2,964,731
Total liabilities	5,104,759
Net assets applicable to shares outstanding	$784,809,167

Net assets consist of:
Shares of beneficial interest	$809,792,464
Undistributed net investment income	1,016,460
Undistributed net realized gain (loss)	(24,732,683)
Net unrealized appreciation (depreciation)	(1,267,074)
$784,809,167

Net Assets:
Class A	$60,568,590
Class B	$714,476
Class C	$4,166,760
Class R	$357,142
Class Y	$307,818,412
Class R5	$279,093,099
Class R6	$132,090,688

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	6,763,588
Class B	81,384
Class C	475,292
Class R	40,054
Class Y	34,021,541
Class R5	30,856,516
Class R6	14,601,237
Class A:
Net asset value per share	$8.96
Maximum offering price per share
(Net asset value of $8.96 ÷ 94.50%)	$9.48
Class B:
Net asset value and offering price per share	$8.78
Class C:
Net asset value and offering price per share	$8.77
Class R:
Net asset value and offering price per share	$8.92
Class Y:
Net asset value and offering price per share	$9.05
Class R5:
Net asset value and offering price per share	$9.04
Class R6:
Net asset value and offering price per share	$9.05

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Interest	$153,086
Dividends from affiliates	54,961
Total investment income	208,047

Expenses:
Advisory fees	3,941,205
Administrative services fees	103,386
Custodian fees	9,081
Distribution fees:
Class A	81,110
Class B	4,326
Class C	21,804
Class R	1,020
Transfer agent fees — A, B, C, R and Y	435,653
Transfer agent fees — R5	128,792
Transfer agent fees — R6	182
Trustees’ and officers’ fees and benefits	28,051
Other	211,329
Total expenses	4,965,939
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(1,125,977)
Net expenses	3,839,962
Net investment income (loss)	(3,631,915)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(1,242,573)
Futures contracts	6,570,379
Swap agreements	(17,183,957)
(11,856,151)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(778,068)
Futures contracts	2,365,080
Swap agreements	8,075,691
9,662,703
Net realized and unrealized gain (loss)	(2,193,448)
Net increase (decrease) in net assets resulting from operations	$(5,825,363)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income (loss)	$(3,631,915)	$(6,698,531)
Net realized gain (loss)	(11,856,151)	(93,272,211)
Change in net unrealized appreciation (depreciation)	9,662,703	(6,200,698)
Net increase (decrease) in net assets resulting from operations	(5,825,363)	(106,171,440)

Distributions to shareholders from net investment income:
Class A	—	(2,068,417)
Class B	—	(52,414)
Class C	—	(132,315)
Class R	—	(7,899)
Class Y	—	(5,447,206)
Class R5	—	(5,160,504)
Class R6	—	(2,147,727)
Total distributions from net investment income	—	(15,016,482)

Share transactions–net:
Class A	(7,925,093)	(14,386,021)
Class B	(361,609)	(2,239,255)
Class C	(703,836)	(2,412,304)
Class R	(140,847)	201,350
Class Y	58,863,877	56,744,501
Class R5	15,363,159	67,679,089
Class R6	8,649,919	39,704,723
Net increase in net assets resulting from share transactions	73,745,570	145,292,083
Net increase in net assets	67,920,207	24,104,161

Net assets:
Beginning of period	716,888,960	692,784,799
End of period (includes undistributed net investment income of $1,016,460 and $4,648,375, respectively)	$784,809,167	$716,888,960

Notes to Consolidated Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to provide total return.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

10                         Invesco Balanced-Risk Commodity Strategy Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement

11                         Invesco Balanced-Risk Commodity Strategy Fund

of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending

12                         Invesco Balanced-Risk Commodity Strategy Fund

upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

L.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

13                         Invesco Balanced-Risk Commodity Strategy Fund

N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	1.05%
Next $250 million	1.025%
Next $500 million	1.00%
Next $1.5 billion	0.975%
Next $2.5 billion	0.95%
Next $2.5 billion	0.925%
Next $2.5 billion	0.90%
Over $10 billion	0.875%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

The Adviser has contractually agreed, through June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 1.97%, 1.47%, 0.97%, 0.97% and 0.97% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The total annual fund operating expenses used in determining whether the Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $561,350 and reimbursed class level expenses of $75,419, $1,005, $5,069, $474, $353,362, $128,792 and $182 of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

14                         Invesco Balanced-Risk Commodity Strategy Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $2,964 in front-end sales commissions from the sale of Class A shares and $87, $166 and $128 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Commodity-Linked Securities	$—	$19,687,607	$—	$19,687,607
Exchange Traded Funds	23,419,820	—	—	23,419,820
U.S. Treasury Securities	—	451,095,404	—	451,095,404
Money Market Funds	274,032,966	—	—	274,032,966
	297,452,786	470,783,011	—	768,235,797
Futures Contracts*	1,400,062	—	—	1,400,062
Swap Agreements*	—	3,326,455	—	3,326,455
Total Investments	$298,852,848	$474,109,466	$—	$772,962,314

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Commodity Risk
Futures Contracts(a)	$3,527,568	$(2,127,506)
Swap Agreements(b)	6,291,186	(2,964,731)
Total	$9,818,754	$(5,092,237)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the captions Unrealized appreciation on swap transactions — OTC and Unrealized depreciation on swap transactions — OTC.

15                         Invesco Balanced-Risk Commodity Strategy Fund

Effect of Derivative Investments for the six months ended April 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss)
Commodity Risk	$6,570,379	$(17,183,957)
Change in Unrealized Appreciation
Commodity Risk	2,365,080	8,075,691
Total	$8,935,459	$(9,108,266)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$144,647,782	$631,260,420

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Consolidated Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2014.

Assets:
	Gross amounts presented in Consolidated Statement of Assets & Liabilities(a)	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of assets presented in Consolidated Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Subsidiary
Bank of America Securities LLC(b)	$157,905	$(23,112)	$134,793	$—	$—	$134,793
Barclays Capital Inc.(b)	75,562	(75,562)	—	—	—	—
Goldman Sachs & Co.(c)	3,527,568	(2,127,506)	1,400,062	—	—	1,400,062
Goldman Sachs & Co.(b)	7,556,805	(206,999)	7,349,806	(7,349,806)	—	—
JPMorgan Securities Inc.(b)	630,196	(1,211)	628,985	—	—	628,985
Total	$11,948,036	$(2,434,390)	$9,513,646	$(7,349,806)	$—	$2,163,840

Liabilities:
	Gross amounts presented in Consolidated Statement of Assets & Liabilities(a)	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of liabilities presented in Consolidated Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Subsidiary
Bank of America Securities LLC(b)	$23,112	$(23,112)	$—	$—	$—	$—
Barclays Capital Inc.(b)	2,516,583	(75,562)	2,441,021	(2,441,021)	—	—
CIBC World Markets Corp.(b)	342,889	—	342,889	(342,889)	—	—
Goldman Sachs & Co.(c)	2,127,506	(2,127,506)	—	—	—	—
Goldman Sachs & Co.(b)	206,999	(206,999)	—	—	—	—
JPMorgan Securities Inc.(b)	1,211	(1,211)	—	—	—	—
Macquarie Bank Ltd.(b)	310,355	—	310,355	(310,355)	—	—
Total	$5,528,655	$(2,434,390)	$3,094,265	$(3,094,265)	$—	$—

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
(b)	Swap agreements counterparty.
(c)	Futures contracts counterparty.

16                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 5—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2014.

	Value 10/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 04/30/14	Dividend Income
PowerShares DB Gold Fund	$25,321,440	$2,392,512	$(3,514,795)	$465,275	$(1,244,612)	$23,419,820	$—

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $324.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2015	$2,394,859	$—	$2,394,859
October 31, 2016	276,503	—	276,503
Not subject to expiration	10,088,786	852,306	10,941,092
	$12,760,148	$852,306	$13,612,454

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

17                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $2,392,512 and $3,514,795, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$54,282
Aggregate unrealized (depreciation) of investment securities	(6,265,242)
Net unrealized appreciation (depreciation) of investment securities	$(6,210,960)

Cost of investments for tax purposes is $774,446,757.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	2,117,556	$18,707,159	3,242,215	$31,871,128
Class B	581	5,128	2,089	21,181
Class C	54,808	475,905	32,181	317,106
Class R	3,949	34,654	29,603	295,450
Class Y	27,024,187	240,828,693	23,021,225	223,157,442
Class R5	2,218,457	19,833,123	8,552,227	81,321,320
Class R6	1,424,048	12,706,236	5,383,293	50,562,789

Issued as reinvestment of dividends:
Class A	—	—	183,695	1,899,098
Class B	—	—	4,712	48,335
Class C	—	—	11,826	120,889
Class R	—	—	744	7,684
Class Y	—	—	193,880	2,008,312
Class R5	—	—	490,774	5,103,801
Class R6	—	—	206,575	2,147,727

Automatic conversion of Class B shares to Class A shares:
Class A	28,478	251,567	169,574	1,648,151
Class B	(28,996)	(251,567)	(171,769)	(1,648,151)

Reacquired:
Class A	(3,044,004)	(26,883,819)	(5,218,062)	(49,804,398)
Class B	(13,307)	(115,170)	(68,219)	(660,620)
Class C	(135,886)	(1,179,741)	(299,424)	(2,850,299)
Class R	(19,689)	(175,501)	(10,640)	(101,784)
Class Y	(20,421,266)	(181,964,816)	(18,039,750)	(168,421,253)
Class R5	(495,463)	(4,469,964)	(2,005,389)	(18,746,032)
Class R6	(454,244)	(4,056,317)	(1,338,335)	(13,005,793)
Net increase in share activity	8,259,209	$73,745,570	14,373,025	$145,292,083

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

18                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 12—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/14	$9.05	$(0.05)	$(0.04)	$(0.09)	$—	$8.96	(0.99)%	$60,569	1.22	%(d)	1.60	%(d)	(1.17	)%(d)	7%
Year ended 10/31/13	10.73	(0.11)	(1.35)	(1.46)	(0.22)	9.05	(13.89)	69,350	1.22		1.47		(1.14)		47
Year ended 10/31/12	10.42	(0.12)	0.43	0.31	—	10.73	2.97	99,577	1.22		1.46		(1.13)		152
Eleven months ended 10/31/11(e)	10.00	(0.12)	0.54	0.42	—	10.42	4.20	7,659	1.22	(f)	1.54	(f)	(1.13	)(f)	0
Class B
Six months ended 04/30/14	8.91	(0.08)	(0.05)	(0.13)	—	8.78	(1.46)	714	1.97	(d)	2.35	(d)	(1.92	)(d)	7
Year ended 10/31/13	10.59	(0.18)	(1.33)	(1.51)	(0.17)	8.91	(14.44)	1,096	1.97		2.22		(1.89)		47
Year ended 10/31/12	10.36	(0.20)	0.43	0.23	—	10.59	2.22	3,773	1.97		2.21		(1.88)		152
Eleven months ended 10/31/11(e)	10.00	(0.19)	0.55	0.36	—	10.36	3.60	277	1.97	(f)	2.29	(f)	(1.88	)(f)	0
Class C
Six months ended 04/30/14	8.89	(0.08)	(0.04)	(0.12)	—	8.77	(1.35)	4,167	1.97	(d)	2.35	(d)	(1.92	)(d)	7
Year ended 10/31/13	10.58	(0.18)	(1.34)	(1.52)	(0.17)	8.89	(14.55)	4,948	1.97		2.22		(1.89)		47
Year ended 10/31/12	10.35	(0.20)	0.43	0.23	—	10.58	2.22	8,585	1.97		2.21		(1.88)		152
Eleven months ended 10/31/11(e)	10.00	(0.19)	0.54	0.35	—	10.35	3.50	1,822	1.97	(f)	2.29	(f)	(1.88	)(f)	0
Class R
Six months ended 04/30/14	9.02	(0.06)	(0.04)	(0.10)	—	8.92	(1.11)	357	1.47	(d)	1.85	(d)	(1.42	)(d)	7
Year ended 10/31/13	10.71	(0.13)	(1.36)	(1.49)	(0.20)	9.02	(14.13)	504	1.47		1.72		(1.39)		47
Year ended 10/31/12	10.42	(0.15)	0.44	0.29	—	10.71	2.78	386	1.47		1.71		(1.38)		152
Eleven months ended 10/31/11(e)	10.00	(0.14)	0.56	0.42	—	10.42	4.20	111	1.47	(f)	1.79	(f)	(1.38	)(f)	0
Class Y
Six months ended 04/30/14	9.13	(0.04)	(0.04)	(0.08)	—	9.05	(0.88)	307,818	0.97	(d)	1.35	(d)	(0.92	)(d)	7
Year ended 10/31/13	10.81	(0.09)	(1.36)	(1.45)	(0.23)	9.13	(13.69)	250,463	0.97		1.22		(0.89)		47
Year ended 10/31/12	10.47	(0.09)	0.43	0.34	—	10.81	3.25	240,404	0.97		1.21		(0.88)		152
Eleven months ended 10/31/11(e)	10.00	(0.09)	0.56	0.47	—	10.47	4.70	59,063	0.97	(f)	1.29	(f)	(0.88	)(f)	0
Class R5
Six months ended 04/30/14	9.13	(0.04)	(0.05)	(0.09)	—	9.04	(0.99)	279,093	0.97	(d)	1.21	(d)	(0.92	)(d)	7
Year ended 10/31/13	10.80	(0.09)	(1.35)	(1.44)	(0.23)	9.13	(13.61)	266,031	0.97		1.20		(0.89)		47
Year ended 10/31/12	10.47	(0.09)	0.42	0.33	—	10.80	3.15	238,710	0.97		1.14		(0.88)		152
Eleven months ended 10/31/11(e)	10.00	(0.09)	0.56	0.47	—	10.47	4.70	102,857	0.97	(f)	1.21	(f)	(0.88	)(f)	0
Class R6
Six months ended 04/30/14	9.13	(0.04)	(0.04)	(0.08)	—	9.05	(0.88)	132,091	0.97	(d)	1.12	(d)	(0.92	)(d)	7
Year ended 10/31/13	10.80	(0.08)	(1.36)	(1.44)	(0.23)	9.13	(13.61)	124,497	0.97		1.12		(0.89)		47
Year ended 10/31/12(e)	11.15	(0.01)	(0.34)	(0.35)	—	10.80	(3.14)	101,349	0.97	(f)	1.15	(f)	(0.88	)(f)	152

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $32,276,528 and sold of $14,234,590 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Commodities Strategy Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $65,426, $872, $4,397, $411, $306,544, $270,018 and $128,355 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of November 30, 2010 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares. Commencement date of September 24, 2012 for Class R6 shares.
(f)	Annualized.

19                         Invesco Balanced-Risk Commodity Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013, through April 30, 2014.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$990.10	$6.02	$1,018.74	$6.11	1.22%
B	1,000.00	985.40	9.70	1,015.03	9.84	1.97
C	1,000.00	986.50	9.70	1,015.03	9.84	1.97
R	1,000.00	988.90	7.25	1,017.50	7.35	1.47
Y	1,000.00	991.20	4.79	1,019.98	4.86	0.97
R5	1,000.00	990.10	4.79	1,019.98	4.86	0.97
R6	1,000.00	991.20	4.79	1,019.98	4.86	0.97

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20                         Invesco Balanced-Risk Commodity Strategy Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	BRCS-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco China Fund
Nasdaq:
A: AACFX ■ B: ABCFX ■ C: CACFX ■ Y: AMCYX ■ R5: IACFX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
6 Financial Statements
8 Notes to Financial Statements
14 Financial Highlights
15 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-7.29%
Class B Shares	-7.66
Class C Shares	-7.68
Class Y Shares	-7.19
Class R5 Shares	-7.13
MSCI EAFE Index‚ (Broad Market Index)	4.44
MSCI China 10/40 Index■ (Style-Specific Index)	-6.64
Lipper China Region Funds Index¿ (Peer Group Index)	-3.08

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Invesco, Bloomberg L.P.; ¿Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI China 10/40 Index is a free float-adjusted market capitalization index that measures equity market performance in China, taking into consideration concentration constraints applicable to funds registered for sale in Europe pursuant to the UCITS III Directive. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper China Region Funds Index is an unmanaged index considered representative of China region funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	8.26%
5 Years	7.84
1 Year	-6.32

Class B Shares
Inception (3/31/06)	8.22%
5 Years	7.98
1 Year	-6.53

Class C Shares
Inception (3/31/06)	8.19%
5 Years	8.27
1 Year	-2.61

Class Y Shares
Inception	9.19%
5 Years	9.35
1 Year	-0.65

Class R5 Shares
Inception (3/31/06)	9.52%
5 Years	9.60
1 Year	-0.44

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	9.31%
5 Years	11.71
1 Year	2.61

Class B Shares
Inception (3/31/06)	9.28%
5 Years	11.91
1 Year	2.72

Class C Shares
Inception (3/31/06)	9.26%
5 Years	12.15
1 Year	6.74

Class Y Shares
Inception	10.27%
5 Years	13.28
1 Year	8.82

Class R5 Shares
Inception (3/31/06)	10.60%
5 Years	13.54
1 Year	9.05

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 1.78%, 2.53%, 2.53%, 1.53% and 1.33%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                         Invesco China Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco China Fund

Schedule of Investments(a)

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.20%(b)
Agricultural Products–2.29%
China Modern Dairy Holdings Ltd.(c)	4,972,000	$2,129,144

Asset Management & Custody Banks–1.57%
China Cinda Asset Management Co. Ltd.– Class H(c)	2,910,000	1,463,839

Automobile Manufacturers–3.86%
Brilliance China Automotive Holdings Ltd.	1,530,000	2,364,199
Chongqing Changan Automobile Co., Ltd.– Class B	678,930	1,225,996
		3,590,195

Casinos & Gaming–5.80%
Melco International Development Ltd. (Hong Kong)	1,429,000	4,396,160
Sands China Ltd. (Hong Kong)	136,800	1,006,389
		5,402,549

Diversified Banks–8.22%
China Construction Bank Corp.–Class H	4,213,290	2,907,441
China Merchants Bank Co., Ltd.–Class H	1,189,500	2,123,422
China Minsheng Banking Corp., Ltd.– Class H	712,500	716,829
Industrial & Commercial Bank of China Ltd.–Class H	3,197,000	1,905,112
		7,652,804

Food Retail–1.00%
China Resources Enterprise Ltd.	328,000	932,864

Health Care Distributors–1.91%
Shanghai Pharmaceuticals Holding Co., Ltd.–Class H	972,100	1,780,472

Health Care Equipment–0.57%
PW Medtech Group Ltd.(c)	1,128,000	527,438

Home Entertainment Software–1.24%
Kingsoft Corp. Ltd.	372,000	1,154,605

Independent Power Producers & Energy Traders–1.61%
Huaneng Power International, Inc.–Class H	1,532,000	1,495,858

Industrial Conglomerates–2.26%
Beijing Enterprises Holdings Ltd.	242,000	2,103,832

Integrated Oil & Gas–3.47%
China Petroleum & Chemical Corp. (Sinopec)–Class H	3,648,000	3,234,178

Integrated Telecommunication Services–2.08%
China Unicom (Hong Kong) Ltd.	1,262,000	1,937,056

Internet Software & Services–12.11%
21Vianet Group, Inc.–ADR(c)	62,845	1,509,537
Tencent Holdings Ltd.	134,000	8,428,627

	Shares	Value
Internet Software & Services–(continued)
YY Inc.–ADR(c)	23,210	$1,331,325
		11,269,489

IT Consulting & Other Services–0.88%
China Public Procurement Ltd.(c)	16,236,000	816,732

Life & Health Insurance–7.64%
China Life Insurance Co., Ltd.– Class H	1,245,000	3,236,227
Ping An Insurance (Group) Co. of China Ltd.–Class H	524,000	3,876,150
		7,112,377

Marine Ports & Services–1.26%
China Merchants Holdings International Co. Ltd.	374,000	1,169,820

Oil & Gas Exploration & Production–2.58%
China Oilfield Services Ltd.–Class H	1,008,000	2,402,693

Oil & Gas Refining & Marketing–3.69%
Sinopec Kantons Holdings Ltd.	3,688,000	3,439,260

Packaged Foods & Meats–2.90%
China Mengniu Dairy Co. Ltd.	525,000	2,698,506

Personal Products–3.19%
Hengan International Group Co. Ltd.	282,000	2,969,895

Pharmaceuticals–5.66%
Dawnrays Pharmaceutical (Holdings) Ltd.	1,720,000	1,302,274
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.–Class H	818,000	2,446,059
Tong Ren Tang Technologies Co. Ltd.–Class H	526,000	1,516,349
		5,264,682

Publishing–1.94%
HC International, Inc.(c)	784,000	1,810,110

Real Estate Development–1.87%
China Overseas Land & Investment Ltd.	708,000	1,736,919

Renewable Electricity–3.71%
Huaneng Renewables Corp. Ltd.–Class H	11,108,000	3,458,117

Semiconductors–1.17%
United Photovoltaics Group Ltd. (Hong Kong)(c)	13,834,000	1,088,462

Trading Companies & Distributors–1.84%
Summit Ascent Holdings Ltd. (Hong Kong)(c)	1,136,000	1,714,352

Water Utilities–5.88%
Beijing Enterprises Water Group Ltd.	8,620,000	5,470,263
Total Common Stocks & Other Equity Interests (Cost $88,680,489)		85,826,511

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco China Fund

	Shares	Value
Money Market Funds–7.26%
Liquid Assets Portfolio– Institutional Class(d)	3,381,952	$3,381,952
Premier Portfolio–Institutional Class(d)	3,381,953	3,381,953
Total Money Market Funds (Cost $6,763,905)		6,763,905
TOTAL INVESTMENTS–99.46% (Cost $95,444,394)		92,590,416
OTHER ASSETS LESS LIABILITIES–0.54%		498,066
NET ASSETS–100.00%		$93,088,482

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Financials	19.3%
Information Technology	15.4
Consumer Discretionary	11.6
Utilities	11.2
Energy	9.7
Consumer Staples	9.4
Health Care	8.1
Industrials	5.4
Telecommunication Services	2.1
Money Market Funds Plus Other Assets Less Liabilities	7.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco China Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $88,680,489)	$85,826,511
Investments in affiliated money market funds, at value and cost	6,763,905
Total investments, at value (Cost $95,444,394)	92,590,416
Receivable for:
Investments sold	3,607,724
Fund shares sold	111,642
Dividends	186
Investment for trustee deferred compensation and retirement plans	46,399
Other assets	40,796
Total assets	96,397,163

Liabilities:
Payable for:
Investments purchased	2,851,169
Fund shares reacquired	222,225
Accrued fees to affiliates	98,315
Accrued trustees’ and officers’ fees and benefits	1,801
Accrued other operating expenses	83,567
Trustee deferred compensation and retirement plans	51,604
Total liabilities	3,308,681
Net assets applicable to shares outstanding	$93,088,482

Net assets consist of:
Shares of beneficial interest	$140,866,833
Undistributed net investment income (loss)	(1,149,711)
Undistributed net realized gain (loss)	(43,774,658)
Net unrealized appreciation (depreciation)	(2,853,982)
$93,088,482

Net Assets:
Class A	$65,571,238
Class B	$5,753,575
Class C	$17,594,870
Class Y	$3,902,071
Class R5	$266,728

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	3,518,696
Class B	316,802
Class C	970,411
Class Y	209,150
Class R5	14,284
Class A:
Net asset value per share	$18.64
Maximum offering price per share
(Net asset value of $18.64 ÷ 94.50%)	$19.72
Class B:
Net asset value and offering price per share	$18.16
Class C:
Net asset value and offering price per share	$18.13
Class Y:
Net asset value and offering price per share	$18.66
Class R5:
Net asset value and offering price per share	$18.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco China Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $776)	$7,874
Dividends from affiliated money market funds	602
Total investment income	8,476

Expenses:
Advisory fees	505,454
Administrative services fees	24,795
Custodian fees	56,380
Distribution fees:
Class A	94,574
Class B	34,996
Class C	103,350
Transfer agent fees — A, B, C and Y	158,316
Transfer agent fees — R5	179
Trustees’ and officers’ fees and benefits	14,693
Other	106,361
Total expenses	1,099,098
Less: Fees waived	(1,686)
Net expenses	1,097,412
Net investment income (loss)	(1,088,936)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	9,665,167
Foreign currencies	(3,582)
9,661,585
Change in net unrealized appreciation (depreciation) of:
Investment securities	(15,898,844)
Foreign currencies	192
(15,898,652)
Net realized and unrealized gain (loss)	(6,237,067)
Net increase (decrease) in net assets resulting from operations	$(7,326,003)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco China Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income (loss)	$(1,088,936)	$359,122
Net realized gain	9,661,585	20,322,076
Change in net unrealized appreciation (depreciation)	(15,898,652)	(5,966,943)
Net increase (decrease) in net assets resulting from operations	(7,326,003)	14,714,255

Distributions to shareholders from net investment income:
Class A	(846,845)	(543,607)
Class B	(16,420)	—
Class C	(47,698)	—
Class Y	(59,853)	(38,795)
Class R5	(5,462)	(8,770)
Total distributions from net investment income	(976,278)	(591,172)

Share transactions–net:
Class A	(5,152,440)	(15,802,729)
Class B	(1,180,724)	(3,356,303)
Class C	(2,281,393)	(5,993,365)
Class Y	(284,157)	(426,604)
Class R5	(120,938)	(418,844)
Net increase (decrease) in net assets resulting from share transactions	(9,019,652)	(25,997,845)
Net increase (decrease) in net assets	(17,321,933)	(11,874,762)

Net assets:
Beginning of period	110,410,415	122,285,177
End of period (includes undistributed net investment income (loss) of $(1,149,711) and $915,503, respectively)	$93,088,482	$110,410,415

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco China Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.

8                         Invesco China Fund

Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

9                         Invesco China Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks —Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.

10                         Invesco China Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $1,686.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $5,964 in front-end sales commissions from the sale of Class A shares and $219, $3,338 and $106 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco China Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2014, there were transfers from Level 1 to Level 2 of $7,369,657 and from Level 2 to Level 1 of $33,070,907, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$5,400,305	$5,402,549	$—	$10,802,854
Consumer Staples	8,730,409	—	—	8,730,409
Energy	5,841,953	3,234,178	—	9,076,131
Financials	14,729,712	3,236,227	—	17,965,939
Health Care	4,599,095	2,973,497	—	7,572,592
Industrials	4,988,004	—	—	4,988,004
Information Technology	4,746,056	9,583,232	—	14,329,288
Telecommunication Services	1,937,056	—	—	1,937,056
Utilities	6,966,121	3,458,117	—	10,424,238
Money Market Funds	6,763,905	—	—	6,763,905
Total Investments	$64,702,616	$27,887,800	$—	$92,590,416

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will

12                         Invesco China Fund

retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2016	$41,157,269	$—	$41,157,269
October 31, 2017	11,347,859	—	11,347,859
	$52,505,128	$—	$52,505,128

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $73,698,968 and $90,426,175, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,321,985
Aggregate unrealized (depreciation) of investment securities	(9,107,079)
Net unrealized appreciation (depreciation) of investment securities	$(3,785,094)

Cost of investments for tax purposes is $96,375,510.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	393,814	$8,245,785	1,043,759	$19,843,898
Class B	5,411	109,140	16,102	303,355
Class C	27,317	555,946	285,330	5,508,232
Class Y	47,830	988,557	247,603	4,887,723
Class R5	299	6,095	1,555	29,172

Issued as reinvestment of dividends:
Class A	36,522	773,530	27,473	515,121
Class B	736	15,234	—	—
Class C	2,088	43,148	—	—
Class Y	2,587	54,829	1,723	32,310
Class R5	242	5,129	455	8,524

Automatic conversion of Class B shares to Class A shares:
Class A	12,380	250,071	41,329	784,854
Class B	(12,697)	(250,071)	(42,442)	(784,854)

Reacquired:
Class A	(699,306)	(14,421,826)	(1,957,410)	(36,946,602)
Class B	(52,614)	(1,055,027)	(155,596)	(2,874,804)
Class C	(144,613)	(2,880,487)	(623,804)	(11,501,597)
Class Y	(63,796)	(1,327,543)	(271,100)	(5,346,637)
Class R5	(6,429)	(132,162)	(23,949)	(456,540)
Net increase (decrease) in share activity	(450,299)	$(9,019,652)	(1,408,972)	$(25,997,845)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco China Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/14	$20.31	$(0.19)	$(1.26)	$(1.45)	$(0.22)	$18.64	(7.29)%	$65,571	1.85	%(e)	1.85	%(e)	(1.83	)%(e)	70%
Year ended 10/31/13	17.90	0.09	2.44	2.53	(0.12)	20.31	14.18	76,691	1.78		1.78		0.50		148
Year ended 10/31/12	17.52	0.11	0.37	0.48	(0.10)	17.90	2.79	82,713	1.80		1.80		0.64		109
Year ended 10/31/11	21.93	0.12	(4.49)	(4.37)	(0.04)	17.52	(19.96)	102,248	1.67		1.67		0.57		97
Year ended 10/31/10	18.18	0.06	3.83	3.89	(0.14)	21.93	21.49	166,662	1.67		1.67		0.30		100
Year ended 10/31/09	9.82	0.11	8.30	8.41	(0.05)	18.18	86.04	155,689	1.89		1.90		0.83		98
Class B
Six months ended 04/30/14	19.71	(0.26)	(1.25)	(1.51)	(0.04)	18.16	(7.66)	5,754	2.60	(e)	2.60	(e)	(2.58	)(e)	70
Year ended 10/31/13	17.39	(0.05)	2.37	2.32	—	19.71	13.34	7,411	2.53		2.53		(0.25)		148
Year ended 10/31/12	17.05	(0.02)	0.36	0.34	—	17.39	1.99	9,703	2.55		2.55		(0.11)		109
Year ended 10/31/11	21.46	(0.04)	(4.37)	(4.41)	—	17.05	(20.55)	13,988	2.42		2.42		(0.18)		97
Year ended 10/31/10	17.85	(0.09)	3.76	3.67	(0.06)	21.46	20.61	23,945	2.42		2.42		(0.45)		100
Year ended 10/31/09	9.66	0.01	8.18	8.19	—	17.85	84.78	23,468	2.64		2.65		0.08		98
Class C
Six months ended 04/30/14	19.68	(0.26)	(1.25)	(1.51)	(0.04)	18.13	(7.68)	17,595	2.60	(e)	2.60	(e)	(2.58	)(e)	70
Year ended 10/31/13	17.36	(0.05)	2.37	2.32	—	19.68	13.36	21,366	2.53		2.53		(0.25)		148
Year ended 10/31/12	17.02	(0.02)	0.36	0.34	—	17.36	2.00	24,728	2.55		2.55		(0.11)		109
Year ended 10/31/11	21.43	(0.04)	(4.37)	(4.41)	—	17.02	(20.58)	32,319	2.42		2.42		(0.18)		97
Year ended 10/31/10	17.83	(0.09)	3.75	3.66	(0.06)	21.43	20.58	59,812	2.42		2.42		(0.45)		100
Year ended 10/31/09	9.65	0.01	8.17	8.18	—	17.83	84.77	54,780	2.64		2.65		0.08		98
Class Y
Six months ended 04/30/14	20.36	(0.16)	(1.27)	(1.43)	(0.27)	18.66	(7.19)	3,902	1.60	(e)	1.60	(e)	(1.58	)(e)	70
Year ended 10/31/13	17.95	0.14	2.44	2.58	(0.17)	20.36	14.43	4,531	1.53		1.53		0.75		148
Year ended 10/31/12	17.58	0.15	0.38	0.53	(0.16)	17.95	3.08	4,384	1.55		1.55		0.89		109
Year ended 10/31/11	22.01	0.17	(4.51)	(4.34)	(0.09)	17.58	(19.78)	6,483	1.42		1.42		0.82		97
Year ended 10/31/10	18.23	0.10	3.85	3.95	(0.17)	22.01	21.76	11,638	1.42		1.42		0.55		100
Year ended 10/31/09	9.82	0.16	8.30	8.46	(0.05)	18.23	86.55	5,637	1.64		1.65		1.08		98
Class R5
Six months ended 04/30/14	20.38	(0.14)	(1.28)	(1.42)	(0.29)	18.67	(7.13)	267	1.41	(e)	1.41	(e)	(1.39	)(e)	70
Year ended 10/31/13	17.97	0.18	2.45	2.63	(0.22)	20.38	14.71	411	1.33		1.33		0.95		148
Year ended 10/31/12	17.61	0.20	0.37	0.57	(0.21)	17.97	3.29	757	1.30		1.30		1.14		109
Year ended 10/31/11	22.04	0.21	(4.51)	(4.30)	(0.13)	17.61	(19.61)	770	1.23		1.23		1.01		97
Year ended 10/31/10	18.25	0.14	3.86	4.00	(0.21)	22.04	22.04	982	1.25		1.25		0.72		100
Year ended 10/31/09	9.91	0.20	8.33	8.53	(0.19)	18.25	87.28	599	1.27		1.28		1.45		98

(a)	Calculated using average shares outstanding.
(b)	Included redemption fees added to shares of beneficial interest, which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $76,286, $7,057, $20,841, $4,469 and $362 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.

14                         Invesco China Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$927.10	$8.84	$1,015.62	$9.25	1.85%
B	1,000.00	923.40	12.40	1,011.90	12.97	2.60
C	1,000.00	923.20	12.40	1,011.90	12.97	2.60
Y	1,000.00	928.10	7.65	1,016.86	8.00	1.60
R5	1,000.00	928.70	6.74	1,107.80	7.05	1.41

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco China Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	CHI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Developing Markets Fund
Nasdaq:
A: GTDDX ■ B: GTDBX ■ C: GTDCX ■ Y: GTDYX ■ R5: GTDIX ■ R6: GTDFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.02%
Class B Shares	-3.36
Class C Shares	-3.36
Class Y Shares	-2.90
Class R5 Shares	-2.82
Class R6 Shares	-2.81
MSCI EAFE Index‚ (Broad Market Index)	4.44
MSCI Emerging Markets Index‚ (Style-Specific Index)	-2.98
Lipper Emerging Market Funds Index■ (Peer Group Index)	-2.23

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI Emerging Markets IndexSM is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging market funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Developing Markets Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (1/11/94)	5.69%
10 Years	12.61
5 Years	12.81
1 Year	-10.10

Class B Shares
Inception (11/3/97)	7.16%
10 Years	12.59
5 Years	13.01
1 Year	-10.28

Class C Shares
Inception (3/1/99)	10.94%
10 Years	12.43
5 Years	13.25
1 Year	-6.52

Class Y Shares
10 Years	13.41%
5 Years	14.38
1 Year	-4.64

Class R5 Shares
10 Years	13.68%
5 Years	14.57
1 Year	-4.50

Class R6 Shares
10 Years	13.33%
5 Years	14.25
1 Year	-4.49

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (1/11/94)	5.65%
10 Years	11.51
5 Years	16.15
1 Year	-9.85

Class B Shares
Inception (11/3/97)	7.12%
10 Years	11.50
5 Years	16.39
1 Year	-10.07

Class C Shares
Inception (3/1/99)	10.93%
10 Years	11.33
5 Years	16.60
1 Year	-6.27

Class Y Shares
10 Years	12.29%
5 Years	17.77
1 Year	-4.38

Class R5 Shares
10 Years	12.56%
5 Years	17.96
1 Year	-4.24

Class R6 Shares
10 Years	12.21%
5 Years	17.64
1 Year	-4.20

may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.40%, 2.15%, 2.15%, 1.15%, 1.03% and 0.99%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.42%, 2.17%, 2.17%,

1.17%, 1.05% and 1.01%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

3                         Invesco Developing Markets Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Developing Markets Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–88.42%
Brazil–21.44%
Arcos Dorados Holdings, Inc.–Class A	5,088,427	$46,355,570
Banco Bradesco S.A.–ADR	8,794,783	130,778,423
BM&FBovespa S.A.	20,411,800	104,173,596
BR Malls Participacoes S.A.	7,732,000	66,854,857
BRF S.A.	897,740	20,291,549
CETIP S.A.–Mercados Organizados	6,998,200	88,725,049
Cielo S.A.	5,431,214	94,725,945
Diagnosticos da America S.A.	3,880,000	23,525,697
Duratex S.A.	13,043,496	56,565,885
Fleury S.A.	7,768,000	52,151,296
Petroleo Brasileiro S.A.–ADR	1,939,231	28,700,619
Totvs S.A.	2,845,000	46,685,151
Wilson Sons Ltd.–BDR	962,600	13,706,409
		773,240,046

China–12.25%
Baidu, Inc.–ADR(a)	352,208	54,187,201
Belle International Holdings Ltd.	47,206,000	48,893,212
China Mobile Ltd.	4,774,500	45,386,971
CNOOC Ltd.	21,600,000	35,717,215
Golden Eagle Retail Group Ltd.	30,301,000	39,083,440
Industrial & Commercial Bank of China Ltd.–Class H	164,848,000	98,233,920
Lee & Man Paper Manufacturing Ltd.	80,495,000	43,710,605
NetEase, Inc.–ADR	464,312	31,615,004
Stella International Holdings Ltd.	11,189,000	27,594,020
Want Want China Holdings Ltd.	11,449,000	17,957,131
		442,378,719

Czech Republic–0.65%
CEZ A.S.	776,574	23,347,053

Egypt–0.43%
Centamin PLC(a)	5,153,882	5,642,936
Egyptian Financial Group-Hermes Holding(a)	5,456,990	10,003,042
		15,645,978

Hong Kong–1.45%
Galaxy Entertainment Group Ltd.(a)	6,601,000	52,153,848

Hungary–1.49%
Richter Gedeon Nyrt	3,147,000	53,868,465

Indonesia–8.78%
PT Bank Central Asia Tbk	24,954,000	23,741,048
PT Bank Mandiri Persero Tbk	121,601,000	103,332,453
PT Indocement Tunggal Prakarsa Tbk	12,754,300	24,509,085
PT Perusahaan Gas Negara Persero Tbk	175,751,000	80,943,961

	Shares	Value
Indonesia–(continued)
PT Telekomunikasi Indonesia Persero Tbk	427,027,000	$84,106,313
		316,632,860

Israel–2.47%
Israel Chemicals Ltd.	5,276,457	46,837,628
Teva Pharmaceutical Industries Ltd.–ADR	868,015	42,411,213
		89,248,841

Malaysia–1.94%
Public Bank Berhad	11,351,900	70,012,943

Mexico–6.75%
America Movil S.A.B. de C.V.–Series L–ADR	1,558,121	31,287,070
Fomento Economico Mexicano, S.A.B. de C.V.–ADR	682,829	61,980,388
Grupo Televisa S.A.B.–ADR	3,195,646	104,849,145
Kimberly-Clark de Mexico, S.A.B. de C.V.–Class A	17,356,970	45,294,281
		243,410,884

Nigeria–1.68%
Zenith Bank PLC	440,151,377	60,590,881

Peru–2.51%
Credicorp Ltd.	605,820	90,418,635

Philippines–5.01%
Ayala Corp.	2,132,132	29,850,805
Energy Development Corp.	246,329,900	30,894,865
Philippine Long Distance Telephone Co.	1,532,260	99,010,743
SM Investments Corp.	1,278,910	20,855,104
		180,611,517

Russia–4.43%
Gazprom OAO–ADR	4,879,035	35,401,647
Mobile TeleSystems OJSC–ADR	1,859,782	31,169,946
Sberbank of Russia	37,218,144	75,661,063
Sberbank of Russia–Preference Shares	10,340,535	17,443,376
		159,676,032

South Africa–1.38%
Naspers Ltd.–Class N	275,714	26,101,011
Sasol Ltd.	418,828	23,526,549
		49,627,560

South Korea–2.87%
Hyundai Department Store Co., Ltd.	272,521	35,079,937
Samsung Electronics Co., Ltd.	52,425	68,334,341
		103,414,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Developing Markets Fund

	Shares	Value
Taiwan–2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	25,244,000	$99,406,973

Thailand–4.19%
Kasikornbank PCL	17,508,600	106,529,537
Siam Commercial Bank PCL (The)	8,852,600	44,667,026
		151,196,563

Turkey–4.82%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	2,888,185	34,537,850
Eczacibasi Ilac Sanayi ve Ticaret A.S.	12,515,924	13,692,534
Haci Omer Sabanci Holding A.S.	21,661,048	91,528,301
Koza Altin Isletmeleri A.S.	1,250,000	12,461,520
Tupras-Turkiye Petrol Rafinerileri A.S.	962,408	21,650,192
		173,870,397

	Shares	Value
Turkmenistan–1.12%
Dragon Oil PLC	3,798,634	$40,493,513
Total Common Stocks & Other Equity Interests (Cost $2,756,622,882)		3,189,245,986

Money Market Funds–10.80%
Liquid Assets Portfolio– Institutional Class(b)	194,725,867	194,725,867
Premier Portfolio– Institutional Class(b)	194,725,867	194,725,867
Total Money Market Funds (Cost $389,451,734)		389,451,734
TOTAL INVESTMENTS–99.22% (Cost $3,146,074,616)		3,578,697,720
OTHER ASSETS LESS LIABILITIES–0.78%		28,179,800
NET ASSETS–100.00%		$3,606,877,520

Investment Abbreviations:

ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Financials	33.6%
Information Technology	11.0
Consumer Discretionary	10.5
Telecommunication Services	8.1
Materials	5.3
Energy	5.1
Health Care	5.1
Consumer Staples	5.0
Utilities	3.7
Industrials	1.0
Money Market Funds Plus Other Assets Less Liabilities	11.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Developing Markets Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $2,756,622,882)	$3,189,245,986
Investments in affiliated money market funds, at value and cost	389,451,734
Total investments, at value (Cost $3,146,074,616)	3,578,697,720
Cash	2,139,125
Foreign currencies, at value (Cost $27,349,610)	27,106,377
Receivable for:
Fund shares sold	12,303,293
Dividends	12,605,940
Investment for trustee deferred compensation and retirement plans	315,776
Other assets	77,222
Total assets	3,633,245,453

Liabilities:
Payable for:
Investments purchased	7,287,251
Fund shares reacquired	4,512,797
Dividends	62
Accrued foreign taxes	11,544,225
Accrued fees to affiliates	1,657,162
Accrued trustees’ and officers’ fees and benefits	4,697
Accrued other operating expenses	985,429
Trustee deferred compensation and retirement plans	376,310
Total liabilities	26,367,933
Net assets applicable to shares outstanding	$3,606,877,520

Net assets consist of:
Shares of beneficial interest	$3,223,000,446
Undistributed net investment income	15,741,985
Undistributed net realized gain (loss)	(64,242,261)
Net unrealized appreciation	432,377,350
$3,606,877,520

Net Assets:
Class A	$1,375,589,442
Class B	$33,349,078
Class C	$144,466,026
Class Y	$1,216,636,898
Class R5	$673,220,253
Class R6	$163,615,823

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	41,679,829
Class B	1,039,013
Class C	4,506,412
Class Y	36,774,266
Class R5	20,377,554
Class R6	4,954,214
Class A:
Net asset value per share	$33.00
Maximum offering price per share
(Net asset value of $33.00 ÷ 94.50%)	$34.92
Class B:
Net asset value and offering price per share	$32.10
Class C:
Net asset value and offering price per share	$32.06
Class Y:
Net asset value and offering price per share	$33.08
Class R5:
Net asset value and offering price per share	$33.04
Class R6:
Net asset value and offering price per share	$33.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Developing Markets Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $5,470,456)	$41,621,157
Dividends from affiliated money market funds	73,900
Total investment income	41,695,057

Expenses:
Advisory fees	14,954,397
Administrative services fees	287,383
Custodian fees	1,370,325
Distribution fees:
Class A	1,691,080
Class B	187,719
Class C	743,292
Transfer agent fees — A, B, C and Y	2,292,054
Transfer agent fees — R5	68,191
Transfer agent fees — R6	757
Trustees’ and officers’ fees and benefits	74,545
Other	349,681
Total expenses	22,019,424
Less: Fees waived and expense offset arrangement(s)	(241,196)
Net expenses	21,778,228
Net investment income	19,916,829

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	27,785,709
Foreign currencies	(53,547)
27,732,162
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $(141,922))	(154,730,620)
Foreign currencies	(251,351)
(154,981,971)
Net realized and unrealized gain (loss)	(127,249,809)
Net increase (decrease) in net assets resulting from operations	$(107,332,980)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Developing Markets Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$19,916,829	$33,302,925
Net realized gain	27,732,162	38,490,425
Change in net unrealized appreciation (depreciation)	(154,981,971)	114,865,251
Net increase (decrease) in net assets resulting from operations	(107,332,980)	186,658,601

Distributions to shareholders from net investment income:
Class A	(12,047,271)	(10,042,214)
Class B	(2,825)	—
Class C	(10,919)	—
Class Y	(12,316,478)	(7,277,493)
Class R5	(7,997,307)	(6,238,180)
Class R6	(1,920,886)	(1,453,668)
Total distributions from net investment income	(34,295,686)	(25,011,555)

Distributions to shareholders from net realized gains:
Class A	(4,079,975)	—
Class B	(122,369)	—
Class C	(472,989)	—
Class Y	(3,205,244)	—
Class R5	(1,883,230)	—
Class R6	(437,629)	—
Total distributions from net realized gains	(10,201,436)	—

Share transactions–net:
Class A	(55,209,949)	51,176,713
Class B	(9,158,324)	(17,875,643)
Class C	(17,047,670)	(29,641,996)
Class Y	87,380,798	404,590,310
Class R5	34,244,907	123,742,735
Class R6	15,222,571	23,839,674
Net increase in net assets resulting from share transactions	55,432,333	555,831,793
Net increase (decrease) in net assets	(96,397,769)	717,478,839

Net assets:
Beginning of period	3,703,275,289	2,985,796,450
End of period (includes undistributed net investment income of $15,741,985 and $30,120,842, respectively)	$3,606,877,520	$3,703,275,289

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Developing Markets Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective

9                         Invesco Developing Markets Fund

November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

10                         Invesco Developing Markets Fund

are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Developing Markets Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30,2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $240,703.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $20,814 in front-end sales commissions from the sale of Class A shares and $49, $17,787 and $3,308 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Developing Markets Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2014, there were transfers from Level 1 to Level 2 of $285,388,979 and from Level 2 to Level 1 of $750,815,094, due to foreign fair value adjustments, additionally; there were transfers from Level 1 to Level 2 of $75,661,063, due to security low volume trading.

	Level 1	Level 2	Level 3	Total
Brazil	$773,240,046	$—	$—	$773,240,046
China	442,378,719	—	—	442,378,719
Czech Republic	23,347,053	—	—	23,347,053
Egypt	15,645,978	—	—	15,645,978
Hong Kong	—	52,153,848	—	52,153,848
Hungary	53,868,465	—	—	53,868,465
Indonesia	208,017,462	108,615,398	—	316,632,860
Israel	42,411,213	46,837,628	—	89,248,841
Malaysia	70,012,943	—	—	70,012,943
Mexico	243,410,884	—	—	243,410,884
Nigeria	60,590,881	—	—	60,590,881
Peru	90,418,635	—	—	90,418,635
Philippines	159,756,413	20,855,104	—	180,611,517
Russia	31,169,946	128,506,086	—	159,676,032
South Africa	—	49,627,560	—	49,627,560
South Korea	35,079,937	68,334,341	—	103,414,278
Taiwan	—	99,406,973	—	99,406,973
Thailand	44,667,026	106,529,537	—	151,196,563
Turkey	82,342,096	91,528,301	—	173,870,397
Turkmenistan	—	40,493,513	—	40,493,513
United States	389,451,734	—	—	389,451,734
Total Investments	$2,765,809,431	$812,888,289	$—	$3,578,697,720

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $493.

13                         Invesco Developing Markets Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$87,462,123	$—	$87,462,123

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $272,799,648 and $268,494,191, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$657,595,254
Aggregate unrealized (depreciation) of investment securities	(233,302,132)
Net unrealized appreciation of investment securities	$424,293,122

Cost of investments for tax purposes is $3,154,404,598.

14                         Invesco Developing Markets Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	4,843,164	$155,303,340	12,052,015	$405,816,341
Class B	7,402	233,124	18,996	627,834
Class C	137,344	4,309,159	393,494	12,925,100
Class Y	10,561,131	337,489,551	22,555,535	762,209,002
Class R5	3,535,519	113,418,030	7,950,954	268,564,997
Class R6	609,749	19,542,843	1,072,976	35,481,727

Issued as reinvestment of dividends:
Class A	486,237	15,549,886	290,404	9,589,136
Class B	3,822	119,199	—	—
Class C	13,377	416,707	—	—
Class Y	424,903	13,609,646	195,908	6,478,681
Class R5	218,548	6,984,793	150,837	4,979,131
Class R6	73,819	2,358,515	44,064	1,453,668

Automatic conversion of Class B shares to Class A shares:
Class A	137,941	4,416,177	248,431	8,389,944
Class B	(141,777)	(4,416,177)	(255,778)	(8,389,944)

Reacquired:
Class A	(7,202,243)	(230,479,352)	(11,112,672)	(372,618,708)
Class B	(163,346)	(5,094,470)	(311,135)	(10,113,533)
Class C	(702,855)	(21,773,536)	(1,317,137)	(42,567,096)
Class Y	(8,218,273)	(263,718,399)	(10,953,566)	(364,097,373)
Class R5	(2,692,041)	(86,157,916)	(4,452,673)	(149,801,393)
Class R6	(201,580)	(6,678,787)	(386,363)	(13,095,721)
Net increase in share activity	1,730,841	$55,432,333	16,184,290	$555,831,793

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Developing Markets Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)(b)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/14	$34.42	$0.16	$(1.20)	$(1.04)	$(0.28)	$(0.10)	$(0.38)	$33.00	(3.00)%	$1,375,589	1.40	%(e)	1.41	%(e)	1.01	%(e)	8%
Year ended 10/31/13	32.70	0.30	1.66	1.96	(0.24)	—	(0.24)	34.42	6.03	1,494,412	1.38		1.40		0.89		14
Year ended 10/31/12	30.38	0.29	2.86	3.15	(0.23)	(0.60)	(0.83)	32.70	10.72	1,371,476	1.44		1.45		0.93		19
Year ended 10/31/11	33.15	0.36	(2.87)	(2.51)	(0.23)	(0.03)	(0.26)	30.38	(7.62)	1,388,008	1.45		1.47		1.11		17
Year ended 10/31/10	25.61	0.33	7.54	7.87	(0.33)	—	(0.33)	33.15	31.04	1,355,604	1.52		1.53		1.17		22
Year ended 10/31/09	16.28	0.27	9.80	10.07	(0.33)	(0.41)	(0.74)	25.61	65.27	904,273	1.66		1.71		1.35		28
Class B
Six months ended 04/30/14	33.31	0.04	(1.15)	(1.11)	(0.00)	(0.10)	(0.10)	32.10	(3.33)	33,349	2.15	(e)	2.16	(e)	0.26	(e)	8
Year ended 10/31/13	31.66	0.04	1.61	1.65	—	—	—	33.31	5.21	44,403	2.13		2.15		0.14		14
Year ended 10/31/12	29.42	0.06	2.78	2.84	—	(0.60)	(0.60)	31.66	9.89	59,539	2.19		2.20		0.18		19
Year ended 10/31/11	32.16	0.11	(2.78)	(2.67)	(0.04)	(0.03)	(0.07)	29.42	(8.30)	71,066	2.20		2.22		0.36		17
Year ended 10/31/10	24.92	0.12	7.33	7.45	(0.21)	—	(0.21)	32.16	30.07	60,657	2.27		2.28		0.42		22
Year ended 10/31/09	15.69	0.11	9.59	9.70	(0.06)	(0.41)	(0.47)	24.92	64.01	49,822	2.41		2.46		0.60		28
Class C
Six months ended 04/30/14	33.27	0.04	(1.15)	(1.11)	(0.00)	(0.10)	(0.10)	32.06	(3.34)	144,466	2.15	(e)	2.16	(e)	0.26	(e)	8
Year ended 10/31/13	31.62	0.04	1.61	1.65	—	—	—	33.27	5.22	168,313	2.13		2.15		0.14		14
Year ended 10/31/12	29.38	0.06	2.78	2.84	—	(0.60)	(0.60)	31.62	9.90	189,142	2.19		2.20		0.18		19
Year ended 10/31/11	32.12	0.11	(2.78)	(2.67)	(0.04)	(0.03)	(0.07)	29.38	(8.31)	213,879	2.20		2.22		0.36		17
Year ended 10/31/10	24.89	0.12	7.32	7.44	(0.21)	—	(0.21)	32.12	30.07	222,634	2.27		2.28		0.42		22
Year ended 10/31/09	15.67	0.11	9.58	9.69	(0.06)	(0.41)	(0.47)	24.89	64.03	139,845	2.41		2.46		0.60		28
Class Y
Six months ended 04/30/14	34.55	0.20	(1.20)	(1.00)	(0.37)	(0.10)	(0.47)	33.08	(2.87)	1,216,637	1.15	(e)	1.16	(e)	1.26	(e)	8
Year ended 10/31/13	32.83	0.38	1.66	2.04	(0.32)	—	(0.32)	34.55	6.27	1,175,003	1.13		1.15		1.14		14
Year ended 10/31/12	30.50	0.37	2.87	3.24	(0.31)	(0.60)	(0.91)	32.83	11.01	729,007	1.19		1.20		1.18		19
Year ended 10/31/11	33.26	0.44	(2.88)	(2.44)	(0.29)	(0.03)	(0.32)	30.50	(7.39)	364,320	1.20		1.22		1.36		17
Year ended 10/31/10	25.66	0.41	7.56	7.97	(0.37)	—	(0.37)	33.26	31.41	203,884	1.27		1.28		1.42		22
Year ended 10/31/09	16.29	0.37	9.75	10.12	(0.34)	(0.41)	(0.75)	25.66	65.56	52,993	1.41		1.46		1.60		28
Class R5
Six months ended 04/30/14	34.52	0.23	(1.21)	(0.98)	(0.40)	(0.10)	(0.50)	33.04	(2.79)	673,220	1.00	(e)	1.01	(e)	1.41	(e)	8
Year ended 10/31/13	32.80	0.42	1.67	2.09	(0.37)	—	(0.37)	34.52	6.43	666,769	1.01		1.03		1.26		14
Year ended 10/31/12	30.48	0.42	2.86	3.28	(0.36)	(0.60)	(0.96)	32.80	11.19	513,884	1.03		1.04		1.34		19
Year ended 10/31/11	33.22	0.49	(2.87)	(2.38)	(0.33)	(0.03)	(0.36)	30.48	(7.24)	472,161	1.02		1.04		1.54		17
Year ended 10/31/10	25.63	0.48	7.52	8.00	(0.41)	—	(0.41)	33.22	31.59	309,491	1.11		1.12		1.58		22
Year ended 10/31/09	16.40	0.37	9.77	10.14	(0.50)	(0.41)	(0.91)	25.63	66.01	32,279	1.17		1.19		1.84		28
Class R6
Six months ended 04/30/14	34.52	0.23	(1.20)	(0.97)	(0.42)	(0.10)	(0.52)	33.03	(2.78)	163,616	0.98	(e)	0.99	(e)	1.43	(e)	8
Year ended 10/31/13	32.81	0.44	1.66	2.10	(0.39)	—	(0.39)	34.52	6.46	154,375	0.97		0.99		1.30		14
Year ended 10/31/12(f)	32.73	0.05	0.03	0.08	—	—	—	32.81	0.24	122,749	0.96	(g)	0.98	(g)	1.41	(g)	19

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Class R5 shares, which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $179,562,130 and sold of $23,686,059 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Emerging Markets Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $1,364,076, $37,855, $149,890, $1,122,205, $657,293 and $153,011 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

16                         Invesco Developing Markets Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$969.80	$6.84	$1,017.85	$7.00	1.40%
B	1,000.00	966.40	10.48	1,014.13	10.74	2.15
C	1,000.00	966.40	10.48	1,014.13	10.74	2.15
Y	1,000.00	971.00	5.62	1,019.09	5.76	1.15
R5	1,000.00	971.80	4.89	1,019.84	5.01	1.00
R6	1,000.00	971.90	4.79	1,019.93	4.91	0.98

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Developing Markets Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	DVM-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Emerging Markets Equity Fund
Nasdaq:
A: IEMAX ■ C: IEMCX ■ R: IEMRX ■ Y: IEMYX ■ R5: IEMIX ■ R6: EMEFX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
6 Financial Statements
8 Notes to Financial Statements
15 Financial Highlights
16 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.35%
Class C Shares	-2.80
Class R Shares	-2.48
Class Y Shares	-2.31
Class R5 Shares	-2.31
Class R6 Shares	-2.18
MSCI EAFE Index‚ (Broad Market Index)	4.44
MSCI Emerging Markets Index‚ (Style-Specific Index)	-2.98
Lipper Emerging Markets Funds Index■ (Peer Group Index)	-2.23

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI Emerging Markets IndexSM is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Emerging Markets Funds Index is an unmanaged index considered representative of emerging markets funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (5/31/11)	-10.70%
1 Year	-7.91

Class C Shares
Inception (5/31/11)	-9.63%
1 Year	-4.27

Class R Shares
Inception (5/31/11)	-9.18%
1 Year	-2.74

Class Y Shares
Inception (5/31/11)	-8.77%
1 Year	-2.31

Class R5 Shares
Inception (5/31/11)	-8.77%
1 Year	-2.44

Class R6 Shares
Inception	-8.83%
1 Year	-2.31

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/31/11)	-11.55%
1 Year	-9.54

Class C Shares
Inception (5/31/11)	-10.42%
1 Year	-5.97

Class R Shares
Inception (5/31/11)	-9.96%
1 Year	-4.45

Class Y Shares
Inception (5/31/11)	-9.58%
1 Year	-4.16

Class R5 Shares
Inception (5/31/11)	-9.58%
1 Year	-4.16

Class R6 Shares
Inception	-9.64%
1 Year	-4.03

Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.90%, 2.65%, 2.15%, 1.65%, 1.65% and 1.65%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.80%, 3.55%, 3.05%, 2.55%, 2.31% and 2.26%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

2                         Invesco Emerging Markets Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Emerging Markets Equity Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.29%
Brazil–12.57%
Cielo S.A.	23,400	$408,120
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	46,200	280,126
Grendene S.A.	58,600	370,553
Itau Unibanco Holding S.A.– Preference Shares	41,920	691,836
M Dias Branco S.A.	6,300	271,235
Petroleo Brasileiro S.A.–ADR	38,091	528,703
Telefonica Brasil S.A.–Preference Shares	20,800	437,679
Vale S.A.–ADR(a)	25,674	339,410
		3,327,662

Chile–3.25%
Banco de Credito e Inversiones (BCI)	8,042	444,207
Empresa Nacional de Telecomunicaciones S.A.	33,924	416,025
		860,232

China–15.05%
Biostime International Holdings Ltd.	24,500	163,326
China Construction Bank Corp.–Class H	1,043,000	719,737
China Mobile Ltd.	99,500	945,859
China Shenhua Energy Co. Ltd.–Class H	136,500	369,733
CNOOC Ltd.	364,000	601,901
Dongfeng Motor Group Co. Ltd.–Class H	274,000	365,432
Haitian International Holdings Ltd.	193,000	388,843
Lenovo Group Ltd.	376,000	427,752
		3,982,583

France–1.30%
Edenred	10,197	343,897

Hong Kong–2.70%
First Pacific Co. Ltd.	324,000	358,983
Shenzhou International Group Holdings Ltd.	103,000	354,719
		713,702

India–6.72%
Grasim Industries Ltd.	11,300	490,529
Motherson Sumi Systems Ltd.	95,301	404,057
Oil and Natural Gas Corp. Ltd.	46,850	252,439
Tata Motors Ltd.–ADR	16,867	631,163
		1,778,188

Indonesia–6.22%
PT Bank Rakyat Indonesia (Persero) Tbk	580,600	497,141
PT Indocement Tunggal Prakarsa Tbk	220,800	424,297
PT Matahari Department Store Tbk	333,700	435,726
PT Telekomunikasi Indonesia Persero Tbk	1,461,300	287,814
		1,644,978

Mexico–5.10%
America Movil S.A.B. de C.V.–Series L	407,500	410,845

	Shares	Value
Mexico–(continued)
Grupo Financiero Banorte S.A.B. de C.V.–Class O	76,300	$506,758
Kimberly-Clark de Mexico, S.A.B. de C.V.–Class A	165,200	431,101
		1,348,704

Poland–0.95%
KGHM Polska Miedz S.A.	6,933	251,115

Russia–3.82%
Rosneft Oil Co.–REGS–GDR(b)	34,177	215,188
Sberbank of Russia–ADR	53,479	450,825
Sistema JSFC–REGS–GDR(b)	14,409	344,749
		1,010,762

South Africa–6.79%
MTN Group Ltd.	12,514	251,003
Sasol Ltd.	6,040	339,281
Standard Bank Group Ltd.	29,783	391,297
Steinhoff International Holdings Ltd.	60,854	317,095
Tiger Brands Ltd.	18,667	498,811
		1,797,487

South Korea–14.98%
Dongbu Insurance Co., Ltd.	11,002	606,951
Hyundai Motor Co.	3,097	692,021
POSCO	1,170	346,080
Samsung Electronics Co., Ltd.	1,028	1,339,966
Shinhan Financial Group Co., Ltd.	12,587	548,204
SK Telecom Co., Ltd.–ADR(a)	18,699	431,760
		3,964,982

Taiwan–6.28%
Hon Hai Precision Industry Co., Ltd.	224,900	645,494
Taiwan Semiconductor Manufacturing Co. Ltd.	258,000	1,015,964
		1,661,458

Thailand–3.53%
Bangkok Bank PCL–NVDR	87,800	511,554
PTT PCL	43,700	421,426
		932,980

Turkey–2.25%
TAV Havalimanlari Holding A.S.	36,099	288,929
Tofas Turk Otomobil Fabrikasi A.S.	50,286	307,217
		596,146

Turkmenistan–2.53%
Dragon Oil PLC	62,934	670,878

United Kingdom–1.25%
SABMiller PLC	6,069	331,071
Total Common Stocks & Other Equity Interests (Cost $25,100,631)		25,216,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Emerging Markets Equity Fund

	Shares	Value
Money Market Funds–4.16%
Liquid Assets Portfolio– Institutional Class(c)	550,858	$550,858
Premier Portfolio–Institutional Class(c)	550,858	550,858
Total Money Market Funds (Cost $1,101,716)		1,101,716
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.45% (Cost $26,202,347)		26,318,541

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.93%
Liquid Asset Portfolio–Institutional Class (Cost $511,860)(c)(d)	511,860	$511,860
TOTAL INVESTMENTS–101.38% (Cost $26,714,207)		26,830,401
OTHER ASSETS LESS LIABILITIES–(1.38)%		(364,737)
NET ASSETS–100.00%		$26,465,664

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2014.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2014 was $559,937, which represented 2.12% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$499,512	$(499,512)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Financials	20.3%
Information Technology	14.5
Consumer Discretionary	13.3
Telecommunication Services	13.3
Energy	12.8
Consumer Staples	7.8
Materials	7.0
Industrials	6.3
Money Market Funds Plus Other Assets Less Liabilities	4.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Emerging Markets Equity Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $25,100,631)*	$25,216,825
Investments in affiliated money market funds, at value and cost	1,613,576
Total investments, at value (Cost $26,714,207)	26,830,401
Foreign currencies, at value (Cost $295,536)	295,282
Receivable for:
Fund shares sold	54,086
Dividends	93,122
Investment for trustee deferred compensation and retirement plans	13,436
Other assets	49,749
Total assets	27,336,076

Liabilities:
Payable for:
Investments purchased	241,066
Fund shares reacquired	30,360
Collateral upon return of securities loaned	511,860
Accrued foreign taxes	13,292
Accrued fees to affiliates	9,216
Accrued trustees’ and officers’ fees and benefits	1,802
Accrued other operating expenses	48,637
Trustee deferred compensation and retirement plans	14,179
Total liabilities	870,412
Net assets applicable to shares outstanding	$26,465,664

Net assets consist of:
Shares of beneficial interest	$29,655,856
Undistributed net investment income	60,539
Undistributed net realized gain (loss)	(3,366,524)
Net unrealized appreciation	115,793
$26,465,664

Net Assets:
Class A	$13,607,105
Class C	$2,506,748
Class R	$1,090,984
Class Y	$476,850
Class R5	$570,225
Class R6	$8,213,752

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,846,138
Class C	342,756
Class R	148,436
Class Y	64,688
Class R5	77,325
Class R6	1,112,881
Class A:
Net asset value per share	$7.37
Maximum offering price per share
(Net asset value of $7.37 ÷ 94.50%)	$7.80
Class C:
Net asset value and offering price per share	$7.31
Class R:
Net asset value and offering price per share	$7.35
Class Y:
Net asset value and offering price per share	$7.37
Class R5:
Net asset value and offering price per share	$7.37
Class R6:
Net asset value and offering price per share	$7.38

*	At April 30, 2014, securities with an aggregate value of $499,512 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Emerging Markets Equity Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $51,240)	$326,291
Dividends from affiliated money market funds (includes securities lending income of $741)	904
Total investment income	327,195

Expenses:
Advisory fees	121,197
Administrative services fees	24,794
Custodian fees	20,615
Distribution fees:
Class A	17,475
Class C	11,349
Class R	2,088
Transfer agent fees — A, C, R and Y	28,367
Transfer agent fees — R5	77
Transfer agent fees — R6	260
Trustees’ and officers’ fees and benefits	13,345
Registration and filing fees	35,740
Professional services fees	31,747
Other	18,014
Total expenses	325,068
Less: Fees waived and expenses reimbursed	(87,371)
Net expenses	237,697
Net investment income	89,498

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $380)	(932,556)
Foreign currencies	1,890
(930,666)
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $(3,070))	106,793
Foreign currencies	(738)
106,055
Net realized and unrealized gain (loss)	(824,611)
Net increase (decrease) in net assets resulting from operations	$(735,113)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Emerging Markets Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$89,498	$157,176
Net realized gain (loss)	(930,666)	(1,184,036)
Change in net unrealized appreciation	106,055	1,429,983
Net increase (decrease) in net assets resulting from operations	(735,113)	403,123

Distributions to shareholders from net investment income:
Class A	(121,978)	(110,390)
Class C	(8,695)	(4,715)
Class R	(5,311)	(725)
Class Y	(4,449)	(4,128)
Class R5	(3,472)	(1,534)
Class R6	(81,720)	(95,808)
Total distributions from net investment income	(225,625)	(217,300)

Share transactions–net:
Class A	(1,095,477)	5,087,620
Class C	377,440	1,030,724
Class R	360,848	665,003
Class Y	46,632	162,026
Class R5	215,400	226,155
Class R6	(119,968)	982,733
Net increase (decrease) in net assets resulting from share transactions	(215,125)	8,154,261
Net increase (decrease) in net assets	(1,175,863)	8,340,084

Net assets:
Beginning of period	27,641,527	19,301,443
End of period (includes undistributed net investment income of $60,539 and $196,666, respectively)	$26,465,664	$27,641,527

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Emerging Markets Equity Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

8                         Invesco Emerging Markets Equity Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

9                         Invesco Emerging Markets Equity Fund

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10                         Invesco Emerging Markets Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785
Over $10 billion	0.76%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.85%, 2.60%, 2.10%, 1.60%, 1.60% and 1.60% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $58,667 and reimbursed class level expenses of $22,635, $3,675, $1,353, $704, $77 and $260 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $4,984 in front-end sales commissions from the sale of Class A shares and $27 and $504 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Emerging Markets Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2014, there were transfers from Level 1 to Level 2 of $1,799,024 and from Level 2 to Level 1 of $6,102,345, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$3,327,662	$—	$—	$3,327,662
Chile	860,232	—	—	860,232
China	3,819,257	163,326	—	3,982,583
France	343,897	—	—	343,897
Hong Kong	713,702	—	—	713,702
India	883,602	894,586	—	1,778,188
Indonesia	497,141	1,147,837	—	1,644,978
Mexico	1,348,704	—	—	1,348,704
Poland	—	251,115	—	251,115
Russia	—	1,010,762	—	1,010,762
South Africa	498,811	1,298,676	—	1,797,487
South Korea	1,586,915	2,378,067	—	3,964,982
Taiwan	—	1,661,458	—	1,661,458
Thailand	511,554	421,426	—	932,980
Turkey	596,146	—	—	596,146
Turkmenistan	—	670,878	—	670,878
United Kingdom	—	331,071	—	331,071
United States	1,613,576	—	—	1,613,576
Total Investments	$16,601,199	$10,229,202	$—	$26,830,401

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

12                         Invesco Emerging Markets Equity Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$1,079,026	$1,120,524	$2,199,550

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $8,846,877 and $9,270,507, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,750,461
Aggregate unrealized (depreciation) of investment securities	(1,870,575)
Net unrealized appreciation (depreciation) of investment securities	$(120,114)

Cost of investments for tax purposes is $26,950,515.

13                         Invesco Emerging Markets Equity Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	371,891	$2,684,441	1,210,452	$9,144,959
Class C	105,732	752,233	209,861	1,569,940
Class R	51,757	365,384	88,331	673,041
Class Y	10,927	78,085	40,948	310,733
Class R5	28,777	212,092	33,120	230,345
Class R6	31,560	229,268	273,272	1,930,118

Issued as reinvestment of dividends:
Class A	13,876	100,046	11,199	86,231
Class C	1,162	8,339	607	4,665
Class R	730	5,260	86	660
Class Y	607	4,377	524	4,029
Class R5	459	3,308	170	1,310
Class R6	11,318	81,720	12,443	95,809

Reacquired:
Class A	(547,765)	(3,879,964)	(552,692)	(4,143,570)
Class C	(54,487)	(383,132)	(72,480)	(543,881)
Class R	(1,363)	(9,796)	(1,162)	(8,698)
Class Y	(4,911)	(35,830)	(20,317)	(152,736)
Class R5	—	—	(733)	(5,500)
Class R6	(60,442)	(430,956)	(138,213)	(1,043,194)
Net increase (decrease) in share activity	(40,172)	$(215,125)	1,095,416	$8,154,261

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 37% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

14                         Invesco Emerging Markets Equity Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/14	$7.61	$0.02	$(0.20)	$(0.18)	$(0.06)	$—	$(0.06)	$7.37	(2.35)%	$13,607	1.85	%(d)	2.62	%(d)	0.67	%(d)	35%
Year ended 10/31/13	7.61	0.05	0.03	0.08	(0.08)	—	(0.08)	7.61	1.06	15,284	1.85		2.75		0.68		41
Year ended 10/31/12	8.07	0.11	(0.47)	(0.36)	(0.07)	(0.03)	(0.10)	7.61	(4.51)	10,187	1.85		3.44		1.36		34
Period ended 10/31/11(e)	10.00	0.03	(1.96)	(1.93)	—	—	—	8.07	(19.30)	4,019	1.84	(f)	5.28	(f)	0.87	(f)	16
Class C
Six months ended 04/30/14	7.55	(0.00)	(0.21)	(0.21)	(0.03)	—	(0.03)	7.31	(2.80)	2,507	2.60	(d)	3.37	(d)	(0.08	)(d)	35
Year ended 10/31/13	7.55	(0.01)	0.04	0.03	(0.03)	—	(0.03)	7.55	0.40	2,191	2.60		3.50		(0.07)		41
Year ended 10/31/12	8.05	0.04	(0.47)	(0.43)	(0.04)	(0.03)	(0.07)	7.55	(5.28)	1,150	2.60		4.19		0.61		34
Period ended 10/31/11(e)	10.00	0.00	(1.95)	(1.95)	—	—	—	8.05	(19.50)	236	2.59	(f)	6.03	(f)	0.12	(f)	16
Class R
Six months ended 04/30/14	7.59	0.01	(0.20)	(0.19)	(0.05)	—	(0.05)	7.35	(2.48)	1,091	2.10	(d)	2.87	(d)	0.42	(d)	35
Year ended 10/31/13	7.58	0.03	0.04	0.07	(0.06)	—	(0.06)	7.59	0.97	739	2.10		3.00		0.43		41
Year ended 10/31/12	8.06	0.08	(0.47)	(0.39)	(0.06)	(0.03)	(0.09)	7.58	(4.86)	76	2.10		3.69		1.11		34
Period ended 10/31/11(e)	10.00	0.02	(1.96)	(1.94)	—	—	—	8.06	(19.40)	9	2.09	(f)	5.53	(f)	0.62	(f)	16
Class Y
Six months ended 04/30/14	7.62	0.03	(0.21)	(0.18)	(0.07)	—	(0.07)	7.37	(2.31)	477	1.60	(d)	2.37	(d)	0.92	(d)	35
Year ended 10/31/13	7.61	0.07	0.04	0.11	(0.10)	—	(0.10)	7.62	1.42	442	1.60		2.50		0.93		41
Year ended 10/31/12	8.07	0.12	(0.47)	(0.35)	(0.08)	(0.03)	(0.11)	7.61	(4.31)	281	1.60		3.19		1.61		34
Period ended 10/31/11(e)	10.00	0.04	(1.97)	(1.93)	—	—	—	8.07	(19.30)	38	1.59	(f)	5.03	(f)	1.12	(f)	16
Class R5
Six months ended 04/30/14	7.62	0.03	(0.21)	(0.18)	(0.07)	—	(0.07)	7.37	(2.31)	570	1.60	(d)	2.09	(d)	0.92	(d)	35
Year ended 10/31/13	7.61	0.07	0.04	0.11	(0.10)	—	(0.10)	7.62	1.42	366	1.60		2.26		0.93		41
Year ended 10/31/12	8.07	0.12	(0.47)	(0.35)	(0.08)	(0.03)	(0.11)	7.61	(4.31)	118	1.60		2.90		1.61		34
Period ended 10/31/11(e)	10.00	0.04	(1.97)	(1.93)	—	—	—	8.07	(19.30)	7,720	1.59	(f)	4.86	(f)	1.12	(f)	16
Class R6
Six months ended 04/30/14	7.62	0.03	(0.20)	(0.17)	(0.07)	—	(0.07)	7.38	(2.18)	8,214	1.60	(d)	2.05	(d)	0.92	(d)	35
Year ended 10/31/13	7.62	0.07	0.03	0.10	(0.10)	—	(0.10)	7.62	1.28	8,619	1.60		2.21		0.93		41
Period ended 10/31/12(e)	7.85	0.01	(0.24)	(0.23)	—	—	—	7.62	(2.93)	7,488	1.60	(f)	1.79	(f)	1.61	(f)	34

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $14,096, $2,289, $842, $438, $356 and $8,118 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of May 31, 2011 for Class A, Class C, Class R, Class Y and Class R5 shares and September 24, 2012 for Class R6 shares.
(f)	Annualized.

15                         Invesco Emerging Markets Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$976.50	$9.05	$1,015.64	$9.23	1.85%
C	1,000.00	972.00	12.69	1,011.92	12.95	2.60
R	1,000.00	975.20	10.26	1,014.40	10.47	2.10
Y	1,000.00	976.90	7.82	1,016.88	7.98	1.60
R5	1,000.00	976.90	7.82	1,016.89	7.98	1.60
R6	1,000.00	978.20	7.82	1,016.89	7.98	1.60

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Emerging Markets Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	EME-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Emerging Market Local Currency Debt Fund
Nasdaq:
A: IAEMX ■ B: IBEMX ■ C: ICEMX ■ R: IREMX ■ Y: IYEMX ■ R5: IIEMX ■ R6: IFEMX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
8 Financial Statements
11 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.98%
Class B Shares	-2.36
Class C Shares	-2.35
Class R Shares	-2.11
Class Y Shares	-1.86
Class R5 Shares	-1.86
Class R6 Shares	-1.87
JP Morgan Government Bond Index – Emerging Markets‚ (Broad Market/Style-Specific Index)	-1.48
Lipper Emerging Markets Debt Funds Index■ (Peer Group Index)	2.25

Source(s): ‚Invesco, Bloomberg L.P.; ■Lipper Inc.

The JP Morgan Government Bond Index – Emerging Markets is a comprehensive global local emerging markets index comprising liquid, fixed-rate, domestic-currency government bonds.

    The Lipper Emerging Markets Debt Funds Index is an unmanaged index considered representative of emerging market debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Emerging Market Local Currency Debt Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (6/16/10)	2.64%
1 Year	-14.17

Class B Shares
Inception (6/16/10)	2.36%
1 Year	-15.38

Class C Shares
Inception (6/16/10)	3.02%
1 Year	-11.92

Class R Shares
Inception (6/16/10)	3.50%
1 Year	-10.72

Class Y Shares
Inception (6/16/10)	4.05%
1 Year	-10.17

Class R5 Shares
Inception (6/16/10)	4.02%
1 Year	-10.18

Class R6 Shares
Inception	3.87%
1 Year	-10.18

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/16/10)	2.42%
1 Year	-12.59

Class B Shares
Inception (6/16/10)	2.15%
1 Year	-13.90

Class C Shares
Inception (6/16/10)	2.82%
1 Year	-10.38

Class R Shares
Inception (6/16/10)	3.30%
1 Year	-9.07

Class Y Shares
Inception (6/16/10)	3.85%
1 Year	-8.60

Class R5 Shares
Inception (6/16/10)	3.82%
1 Year	-8.52

Class R6 Shares
Inception	3.66%
1 Year	-8.61

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and

Class R6 shares was 1.24%, 1.99%, 1.99%, 1.49%, 0.99%, 0.99% and 0.99%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.77%, 2.52%, 2.52%, 2.02%, 1.52%, 1.36% and 1.29%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

3                         Invesco Emerging Market Local Currency Debt Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Emerging Market Local Currency Debt Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–92.41%(a)
Brazil–9.12%
Banco Safra S.A., Sr. Unsec. Notes, 10.25%, 08/08/16(b)	BRL	400,000	$169,970
Brazil Letras do Tesouro Nacional, Unsec. Bonds, 0.00%, 07/01/16(c)	BRL	4,600,000	1,605,245
Brazil Notas do Tesouro Nacional,
Series F, Sr. Unsec. Notes,
10.00%, 01/01/17	BRL	1,900,000	823,793
Unsec. Notes,
10.00%, 01/01/21	BRL	4,758,000	1,932,135
Itau Unibanco Holding S.A., Sr. Unsec. Notes, 10.50%, 11/23/15(b)	BRL	1,150,000	508,005
			5,039,148

Colombia–7.41%
Colombia Government International Bond, Sr. Unsec. Global Bonds,
4.38%, 03/21/23	COP	6,664,000,000	3,114,501
9.85%, 06/28/27	COP	633,000,000	428,331
Empresas Publicas de Medellin, Sr. Unsec. Notes, 8.38%, 02/01/21(b)	COP	1,000,000,000	553,088
			4,095,920

Costa Rica–1.47%
Republic of Costa Rica, Unsec. Bonds,
9.43%, 06/29/22(b)	CRC	200,000,000	348,808
11.04%, 09/27/17(b)	CRC	237,500,000	463,412
			812,220

Germany–2.81%
Deutsche Bank A.G., Sr. Unsec. Medium-Term Euro Notes, 8.38%, 03/17/34(b)	IDR	18,300,000,000	1,553,901

Hungary–3.11%
Hungary Government Bond,
Series 17/A, Unsec. Bonds,
6.75%, 11/24/17	HUF	158,000,000	784,455
Series 17/B, Unsec. Bonds,
6.75%, 02/24/17	HUF	190,500,000	932,327
			1,716,782

Indonesia–0.48%
Indonesia Government Bond, Series FR69, Sr. Unsec. Bonds, 7.88%, 04/15/19	IDR	3,000,000,000	262,714

Luxembourg–1.53%
Bank of New York Mellon Luxembourg S.A., Series NG5, Sec. Medium-Term Euro Notes, 10.70%, 06/05/18(b)	NGN	150,000,000	847,386

	Principal Amount		Value
Malaysia–8.55%
Malaysia Government Bond,
Series 0111, Sr. Unsec. Bonds,
4.16%, 07/15/21	MYR	5,681,000	$1,763,380
Series 0112, Sr. Unsec. Bonds,
3.42%, 08/15/22	MYR	2,000,000	588,699
Series 0902, Sr. Unsec. Bonds,
4.38%, 11/29/19	MYR	7,500,000	2,373,889
			4,725,968

Mexico–10.39%
America Movil SAB de CV, Sr. Unsec. Euro Notes, 6.45%, 12/05/22	MXN	33,600,000	2,420,106
Mexican Bonos,
Series M, Unsec. Bonds,
8.00%, 12/07/23	MXN	14,000,000	1,212,360
Series M20, Sr. Unsec. Bonds,
10.00%, 12/05/24	MXN	21,350,000	2,107,558
			5,740,024

Peru–1.74%
Peruvian Government International Bond, Sr. Unsec. Notes, 8.20%, 08/12/26(b)	PEN	2,330,000	961,728

Philippines–0.39%
Philippine Government International Bond, Sr. Unsec. Global Bonds, 3.90%, 11/26/22	PHP	10,000,000	214,960

Poland–9.48%
Poland Government Bond,
Series 1020, Unsec. Bonds,
5.25%, 10/25/20	PLN	1,600,000	575,778
Series 1021, Unsec. Bonds,
5.75%, 10/25/21	PLN	1,015,000	375,427
Series DS1015, Unsec. Bonds,
6.25%, 10/24/15	PLN	5,385,000	1,867,521
Series DS1017, Unsec. Bonds,
5.25%, 10/25/17	PLN	6,855,000	2,416,326
			5,235,052

Romania–1.53%
Romania Government Bond, Series 5Y, Unsec. Bonds, 5.90%, 07/26/17	RON	2,550,000	844,031

Russia–7.50%
Russian Federal Bond–OFZ,
Series 6208, Unsec. Bonds,
7.50%, 02/27/19	RUB	116,722,000	3,099,434
Series 6215, Unsec. Bonds,
7.00%, 08/16/23	RUB	43,000,000	1,041,083
			4,140,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Emerging Market Local Currency Debt Fund

	Principal Amount		Value
Singapore–2.51%
Standard Chartered Bank Singapore Ltd., Series MAR, Sr. Unsec. Medium-Term Euro Notes, 8.38%, 03/17/34	IDR	16,304,000,000	$1,384,416

South Africa–4.58%
South Africa Government Bond, Series 2023, Unsec. Bonds, 7.75%, 02/28/23	ZAR	27,620,000	2,532,804

Supranational–4.02%
European Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes, 0.00%, 12/31/18(c)	ZAR	5,600,000	372,964
International Bank for Reconstruction & Development,
Sr. Unsec. Medium-Term Euro Notes,
7.00%, 06/07/23	ZAR	17,000,000	1,442,918
Series GDIF, Sr. Unsec. Medium-Term Euro Notes,
7.68%, 08/10/16	ZAR	4,250,000	404,248
			2,220,130

Thailand–4.75%
Thailand Government Bond,
Sr. Unsec. Bonds,
3.65%, 12/17/21	THB	51,600,000	1,622,396
3.88%, 06/13/19	THB	31,175,000	1,003,070
			2,625,466

Turkey–5.09%
Turkey Government Bond,
Unsec. Bonds,
8.80%, 09/27/23	TRY	1,735,000	802,299
Series CPI, Unsec. Bonds,
3.50%, 02/23/22(d)	TRY	2,702,900	1,560,895
5.35%, 04/01/20(d)	TRY	650,000	450,667
			2,813,861

	Principal Amount		Value
United Kingdom–2.43%
Barclays Bank PLC, Series FR52, Sr. Unsec. Medium-Term Euro Notes, 10.50%, 08/19/30(b)	IDR	13,200,000,000	$1,341,292

United States–3.52%
JP Morgan Chase Bank N.A., Unsec. Medium-Term Euro Notes, 8.25%, 06/17/32(b)	IDR	4,000,000,000	336,119
Morgan Stanley, Series G, Sr. Unsec. Medium-Term Euro Notes, 8.44%, 12/28/15	MXN	20,000,000	1,609,932
			1,946,051
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $52,593,589)			51,054,371

U.S. Dollar Denominated Bonds and Notes–1.30%
Hungary–1.30%
Hungary Government International Bond,
Sr. Unsec. Global Notes,
4.00%, 03/25/19		$350,000	354,375
5.38%, 03/25/24		350,000	363,563
Total U.S. Dollar Denominated Bonds and Notes (Cost $693,141)			717,938

	Shares
Money Market Funds–0.86%
Liquid Assets Portfolio–Institutional Class(e)		237,759	237,759
Premier Portfolio–Institutional Class(e)		237,760	237,760
Total Money Market Funds (Cost $475,519)			475,519
TOTAL INVESTMENTS–94.57% (Cost $53,762,249)			52,247,828
OTHER ASSETS LESS LIABILITIES–5.43%			2,998,854
NET ASSETS–100.00%			$55,246,682

Investment Abbreviations:

BRL	– Brazilian Real
COP	– Colombian Peso
CRC	– Costa Rican Colon
HUF	– Hungary Forint
IDR	– Indonesian Rupiah
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peru Nuevo Sol
PHP	– Philippines Peso
PLN	– Poland Zloty
REIT	– Real Estate Investment Trust
RON	– Romanian Leu
RUB	– Russian Rouble
Sec.	– Secured
Sr.	– Senior
THB	– Thailand Baht
TRY	– New Turkish Lire
Unsec.	– Unsecured
ZAR	– South African Rand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Emerging Market Local Currency Debt Fund

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2014 was $7,083,709, which represented 12.82% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount.
(d)	Principal amount of security and interest payments are adjusted for inflation.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By industry, based on Net Assets

as of April 30, 2014

Sovereign Debt	69.0%
Diversified Banks	9.1
Wireless Telecommunication Services	4.4
Investment Banking & Brokerage	2.9
Diversified Capital Markets	2.8
Diversified REIT’s	2.6
Diversified Commercial & Professional Services	1.3
Electric Utilities	1.0
Advertising	0.6
Money Market Funds Plus Other Assets Less Liabilities	6.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Emerging Market Local Currency Debt Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $53,286,730)	$51,772,309
Investments in affiliated money market funds, at value and cost	475,519
Total investments, at value (Cost $53,762,249)	52,247,828
Receivable for:
Investments sold	2,596,815
Fund shares sold	6,319
Dividends and interest	1,148,034
Investment for trustee deferred compensation and retirement plans	20,108
Other assets	24,146
Total assets	56,043,250

Liabilities:
Payable for:
Investments purchased	441,899
Fund shares reacquired	56,501
Amount due custodian	216,602
Accrued fees to affiliates	12,829
Accrued trustees’ and officers’ fees and benefits	1,781
Accrued other operating expenses	45,847
Trustee deferred compensation and retirement plans	21,109
Total liabilities	796,568
Net assets applicable to shares outstanding	$55,246,682

Net assets consist of:
Shares of beneficial interest	$60,528,565
Undistributed net investment income	192,714
Undistributed net realized gain (loss)	(3,975,619)
Net unrealized appreciation (depreciation)	(1,498,978)
$55,246,682

Net Assets:
Class A	$9,740,012
Class B	$433,911
Class C	$2,426,375
Class R	$639,857
Class Y	$2,296,493
Class R5	$243,229
Class R6	$39,466,805

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,106,448
Class B	49,348
Class C	275,650
Class R	72,784
Class Y	260,840
Class R5	27,672
Class R6	4,487,948
Class A:
Net asset value per share	$8.80
Maximum offering price per share
(Net asset value of $8.80 ÷ 95.75%)	$9.19
Class B:
Net asset value and offering price per share	$8.79
Class C:
Net asset value and offering price per share	$8.80
Class R:
Net asset value and offering price per share	$8.79
Class Y:
Net asset value and offering price per share	$8.80
Class R5:
Net asset value and offering price per share	$8.79
Class R6:
Net asset value and offering price per share	$8.79

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Emerging Market Local Currency Debt Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $3,347)	$1,624,597
Dividends from affiliated money market funds	382
Total investment income	1,624,979

Expenses:
Advisory fees	191,911
Administrative services fees	24,795
Custodian fees	19,331
Distribution fees:
Class A	13,455
Class B	2,404
Class C	13,930
Class R	1,641
Transfer agent fees — A, B, C, R and Y	23,036
Transfer agent fees — R5	8
Transfer agent fees — R6	92
Trustees’ and officers’ fees and benefits	13,519
Registration and filing fees	37,525
Professional services fees	26,628
Other	23,726
Total expenses	392,001
Less: Fees waived and expenses reimbursed	(105,965)
Net expenses	286,036
Net investment income	1,338,943

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(3,541,030)
Foreign currencies	(208,352)
(3,749,382)
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $(4,886))	1,590,175
Foreign currencies	38,804
1,628,979
Net realized and unrealized gain (loss)	(2,120,403)
Net increase (decrease) in net assets resulting from operations	$(781,460)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Emerging Market Local Currency Debt Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$1,338,943	$2,883,711
Net realized gain (loss)	(3,749,382)	(1,350,657)
Change in net unrealized appreciation (depreciation)	1,628,979	(3,675,975)
Net increase (decrease) in net assets resulting from operations	(781,460)	(2,142,921)

Distributions to shareholders from net investment income:
Class A	(227,257)	(513,979)
Class B	(8,399)	(17,697)
Class C	(48,320)	(97,142)
Class R	(13,202)	(21,062)
Class Y	(43,954)	(78,673)
Class R5	(4,669)	(13,807)
Class R6	(784,439)	(1,024,411)
Total distributions from net investment income	(1,130,240)	(1,766,771)

Return of capital:
Class A	—	(196,001)
Class B	—	(9,010)
Class C	—	(49,873)
Class R	—	(9,168)
Class Y	—	(27,619)
Class R5	—	(4,929)
Class R6	—	(367,935)
Total return of capital	—	(664,535)

Share transactions–net:
Class A	(2,690,739)	(29,568)
Class B	(111,414)	(227,157)
Class C	(952,828)	(27,294)
Class R	(104,945)	(107,790)
Class Y	786,492	(92,115)
Class R5	(37,386)	(132,646)
Class R6	7,447,827	5,022,774
Net increase in net assets resulting from share transactions	4,337,007	4,406,204
Net increase (decrease) in net assets	2,425,307	(168,023)

Net assets:
Beginning of period	52,821,375	52,989,398
End of period (includes undistributed net investment income of $192,714 and $(15,989), respectively)	$55,246,682	$52,821,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Emerging Market Local Currency Debt Fund

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Emerging Market Local Currency Debt Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates

11                         Invesco Emerging Market Local Currency Debt Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the

12                         Invesco Emerging Market Local Currency Debt Fund

Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.70%
Next $500 million	0.67%
Over $1.5 billion	0.65%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.24%, 1.99%, 1.99%, 1.49%, 0.99%, 0.99% and 0.99% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $82,829 and reimbursed class level expenses of $15,021, $671, $3,888, $916, $2,540, $8 and $92 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts

13                         Invesco Emerging Market Local Currency Debt Fund

not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $544 in front-end sales commissions from the sale of Class A shares and $271, $624 and $136 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Corporate Debt Securities	$—	$1,946,051	$—	$1,946,051
Money Market Funds	475,519	—	—	475,519
Foreign Debt Securities	—	12,636,892	—	12,636,892
Foreign Sovereign Debt Securities	—	37,189,366	—	37,189,366
Total Investments	$475,519	$51,772,309	$—	$52,247,828

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used

14                         Invesco Emerging Market Local Currency Debt Fund

to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$226,237	$—	$226,237

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $24,383,283 and $21,652,648, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,767,847
Aggregate unrealized (depreciation) of investment securities	(3,282,268)
Net unrealized appreciation (depreciation) of investment securities	$(1,514,421)

Cost of investments is the same for tax and financial reporting purposes.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	106,469	$931,982	1,107,025	$11,008,113
Class B	779	6,647	28,496	283,509
Class C	14,907	128,020	209,537	2,082,129
Class R	3,120	27,115	29,870	297,718
Class Y	300,120	2,562,650	309,720	3,109,464
Class R5	10,549	91,004	22,179	221,299
Class R6	925,450	7,928,428	572,154	5,356,845

Issued as reinvestment of dividends:
Class A	19,835	172,684	52,555	510,456
Class B	819	7,127	2,370	23,056
Class C	4,428	38,567	12,046	116,746
Class R	1,497	13,025	3,086	29,844
Class Y	2,015	17,531	7,308	71,356
Class R5	513	4,470	1,878	18,246
Class R6	90,315	784,439	144,242	1,392,346

Automatic conversion of Class B shares to Class A shares:
Class A	1,864	16,208	9,278	91,044
Class B	(1,866)	(16,208)	(9,288)	(91,044)

Reacquired:
Class A	(439,494)	(3,811,613)	(1,224,108)	(11,639,181)
Class B	(12,643)	(108,980)	(46,089)	(442,678)
Class C	(128,993)	(1,119,415)	(235,033)	(2,226,169)
Class R	(16,536)	(145,085)	(44,080)	(435,352)
Class Y	(208,055)	(1,793,689)	(339,280)	(3,272,935)
Class R5	(15,205)	(132,860)	(38,602)	(372,191)
Class R6	(144,631)	(1,265,040)	(177,689)	(1,726,417)
Net increase in share activity	515,257	$4,337,007	397,575	$4,406,204

(a)	72% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

15                         Invesco Emerging Market Local Currency Debt Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/14	$9.17	$0.22	$(0.41)	$(0.19)	$(0.18)	$—	$—	$(0.18)	$8.80	(1.98)%	$9,740	1.25	%(e)	1.85	%(e)	5.10	%(e)	44%
Year ended 10/31/13	9.88	0.48	(0.79)	(0.31)	(0.29)	—	(0.11)	(0.40)	9.17	(3.25)	12,998	1.24		1.77		4.96		31
Year ended 10/31/12	10.36	0.50	0.17	0.67	(0.88)	(0.24)	(0.03)	(1.15)	9.88	7.50	14,549	1.24		1.79		5.17		30
Year ended 10/31/11	11.11	0.53	(0.49)	0.04	(0.63)	(0.16)	—	(0.79)	10.36	0.34	12,886	1.23		1.86		4.97		106
Year ended 10/31/10(f)	10.00	0.21	1.07	1.28	(0.17)	—	—	(0.17)	11.11	12.90	1,776	1.24	(g)	1.76	(g)	5.06	(g)	22
Class B
Six months ended 04/30/14	9.16	0.19	(0.41)	(0.22)	(0.15)	—	—	(0.15)	8.79	(2.36)	434	2.00	(e)	2.60	(e)	4.35	(e)	44
Year ended 10/31/13	9.87	0.41	(0.79)	(0.38)	(0.22)	—	(0.11)	(0.33)	9.16	(3.98)	570	1.99		2.52		4.21		31
Year ended 10/31/12	10.35	0.43	0.17	0.60	(0.81)	(0.24)	(0.03)	(1.08)	9.87	6.70	856	1.99		2.54		4.42		30
Year ended 10/31/11	11.10	0.45	(0.49)	(0.04)	(0.55)	(0.16)	—	(0.71)	10.35	(0.42)	843	1.98		2.61		4.22		106
Year ended 10/31/10(f)	10.00	0.18	1.07	1.25	(0.15)	—	—	(0.15)	11.10	12.52	455	1.99	(g)	2.51	(g)	4.31	(g)	22
Class C
Six months ended 04/30/14	9.17	0.19	(0.41)	(0.22)	(0.15)	—	—	(0.15)	8.80	(2.35)	2,426	2.00	(e)	2.60	(e)	4.35	(e)	44
Year ended 10/31/13	9.88	0.41	(0.79)	(0.38)	(0.22)	—	(0.11)	(0.33)	9.17	(3.97)	3,532	1.99		2.52		4.21		31
Year ended 10/31/12	10.36	0.43	0.17	0.60	(0.81)	(0.24)	(0.03)	(1.08)	9.88	6.70	3,938	1.99		2.54		4.42		30
Year ended 10/31/11	11.10	0.45	(0.48)	(0.03)	(0.55)	(0.16)	—	(0.71)	10.36	(0.33)	3,079	1.98		2.61		4.22		106
Year ended 10/31/10(f)	10.00	0.18	1.07	1.25	(0.15)	—	—	(0.15)	11.10	12.52	314	1.99	(g)	2.51	(g)	4.31	(g)	22
Class R
Six months ended 04/30/14	9.17	0.21	(0.42)	(0.21)	(0.17)	—	—	(0.17)	8.79	(2.22)	640	1.50	(e)	2.10	(e)	4.85	(e)	44
Year ended 10/31/13	9.87	0.46	(0.78)	(0.32)	(0.27)	—	(0.11)	(0.38)	9.17	(3.39)	776	1.49		2.02		4.71		31
Year ended 10/31/12	10.36	0.48	0.16	0.64	(0.86)	(0.24)	(0.03)	(1.13)	9.87	7.13	946	1.49		2.04		4.92		30
Year ended 10/31/11	11.11	0.49	(0.48)	0.01	(0.60)	(0.16)	—	(0.76)	10.36	0.09	386	1.48		2.11		4.72		106
Year ended 10/31/10(f)	10.00	0.20	1.07	1.27	(0.16)	—	—	(0.16)	11.11	12.81	44	1.49	(g)	2.01	(g)	4.81	(g)	22
Class Y
Six months ended 04/30/14	9.17	0.23	(0.40)	(0.17)	(0.20)	—	—	(0.20)	8.80	(1.86)	2,296	1.00	(e)	1.60	(e)	5.35	(e)	44
Year ended 10/31/13	9.88	0.51	(0.79)	(0.28)	(0.32)	—	(0.11)	(0.43)	9.17	(3.01)	1,529	0.99		1.52		5.21		31
Year ended 10/31/12	10.37	0.52	0.17	0.69	(0.91)	(0.24)	(0.03)	(1.18)	9.88	7.67	1,867	0.99		1.54		5.42		30
Year ended 10/31/11	11.11	0.56	(0.49)	0.07	(0.65)	(0.16)	—	(0.81)	10.37	0.69	1,131	0.98		1.61		5.22		106
Year ended 10/31/10(f)	10.00	0.22	1.07	1.29	(0.18)	—	—	(0.18)	11.11	13.00	432	0.99	(g)	1.51	(g)	5.31	(g)	22
Class R5
Six months ended 04/30/14	9.16	0.23	(0.40)	(0.17)	(0.20)	—	—	(0.20)	8.79	(1.86)	243	1.00	(e)	1.33	(e)	5.35	(e)	44
Year ended 10/31/13	9.87	0.51	(0.79)	(0.28)	(0.32)	—	(0.11)	(0.43)	9.16	(3.01)	291	0.99		1.36		5.21		31
Year ended 10/31/12	10.35	0.52	0.18	0.70	(0.91)	(0.24)	(0.03)	(1.18)	9.87	7.78	457	0.99		1.28		5.42		30
Year ended 10/31/11	11.11	0.56	(0.51)	0.05	(0.65)	(0.16)	—	(0.81)	10.35	0.50	28,952	0.98		1.36		5.22		106
Year ended 10/31/10(f)	10.00	0.21	1.08	1.29	(0.18)	—	—	(0.18)	11.11	13.00	70,233	0.99	(g)	1.29	(g)	5.31	(g)	22
Class R6
Six months ended 04/30/14	9.16	0.23	(0.40)	(0.17)	(0.20)	—	—	(0.20)	8.79	(1.87)	39,467	1.00	(e)	1.32	(e)	5.35	(e)	44
Year ended 10/31/13	9.87	0.50	(0.78)	(0.28)	(0.32)	—	(0.11)	(0.43)	9.16	(3.01)	33,125	0.99		1.29		5.21		31
Year ended 10/31/12(f)	9.83	0.06	0.01	0.07	(0.00)	—	(0.03)	(0.03)	9.87	0.66	30,375	0.99	(g)	1.26	(g)	5.42	(g)	30

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, which were less than $0.005 per share, for fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10,853, $485, $2,809, $662, $1,835, $207 and $34,749 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 16, 2010 for Class A, Class B, Class C, Class R, Class Y and Class R5 and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

16                         Invesco Emerging Market Local Currency Debt Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$980.20	$6.14	$1,018.60	$6.26	1.25%
B	1,000.00	976.40	9.80	1,014.88	9.99	2.00
C	1,000.00	976.50	9.80	1,014.88	9.99	2.00
R	1,000.00	978.90	7.36	1,017.36	7.50	1.50
Y	1,000.00	981.40	4.91	1,019.84	5.01	1.00
R5	1,000.00	981.40	4.91	1,019.84	5.01	1.00
R6	1,000.00	981.30	4.91	1,019.84	5.01	1.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Emerging Market Local Currency Debt Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	EMLCD-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Endeavor Fund
Nasdaq:
A: ATDAX ■ B: ATDBX ■ C: ATDCX ■ R: ATDRX ■ Y: ATDYX ■ R5: ATDIX ■ R6: ATDFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.19%
Class B Shares	6.78
Class C Shares	6.77
Class R Shares	7.07
Class Y Shares	7.30
Class R5 Shares	7.40
Class R6 Shares	7.46
S&P 500 Index‚ (Broad Market Index)	8.36
Russell Midcap Index■ (Style-Specific Index)	7.76
Lipper Mid-Cap Core Funds Index¿ (Peer Group Index)	6.71

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

    ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Endeavor Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	10.23%
10 Years	9.82
5 Years	19.90
1 Year	9.30

Class B Shares
Inception (11/4/03)	10.21%
10 Years	9.79
5 Years	20.17
1 Year	9.80

Class C Shares
Inception (11/4/03)	10.03%
10 Years	9.63
5 Years	20.35
1 Year	13.79

Class R Shares
Inception (4/30/04)	10.18%
10 Years	10.18
5 Years	20.97
1 Year	15.35

Class Y Shares
10 Years	10.60%
5 Years	21.56
1 Year	15.94

Class R5 Shares
Inception (4/30/04)	10.99%
10 Years	10.99
5 Years	21.85
1 Year	16.06

Class R6 Shares
10 Years	10.53%
5 Years	21.45
1 Year	16.17

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	10.39%
10 Years	9.74
5 Years	26.08
1 Year	10.16

Class B Shares
Inception (11/4/03)	10.37%
10 Years	9.72
5 Years	26.41
1 Year	10.71

Class C Shares
Inception (11/4/03)	10.20%
10 Years	9.56
5 Years	26.58
1 Year	14.70

Class R Shares
10 Years	10.10%
5 Years	27.23
1 Year	16.27

Class Y Shares
10 Years	10.52%
5 Years	27.85
1 Year	16.83

Class R5 Shares
10 Years	10.90%
5 Years	28.14
1 Year	16.94

Class R6 Shares
10 Years	10.43%
5 Years	27.69
1 Year	17.06

may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.30%, 2.05%, 2.05%, 1.55%, 1.05%, 0.95% and

0.86%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.34%, 2.09%, 2.09%, 1.59%, 1.09%, 0.99% and 0.90%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

3                         Invesco Endeavor Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Endeavor Fund

Schedule of Investments(a)

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–79.33%
Air Freight & Logistics–3.37%
Echo Global Logistics, Inc.(b)	852,131	$16,667,682

Airlines–1.61%
Ryanair Holdings PLC–ADR (Ireland)(b)	148,800	7,957,824

Apparel Retail–1.92%
Francesca’s Holdings Corp.(b)	580,579	9,498,272

Application Software–1.57%
Autodesk, Inc.(b)	161,784	7,768,868

Brewers–3.00%
Molson Coors Brewing Co.–Class B	246,908	14,807,073

Building Products–1.76%
Kingspan Group PLC (Ireland)	461,678	8,688,191

Communications Equipment–1.82%
Plantronics, Inc.	206,272	8,987,271

Construction & Engineering–7.65%
Orion Marine Group, Inc.(b)(c)	1,649,133	19,344,330
Pike Corp.(b)	1,549,469	14,874,902
Quanta Services, Inc.(b)	101,731	3,589,070
		37,808,302

Environmental & Facilities Services–3.64%
Newalta Corp. (Canada)	978,927	17,952,950

Health Care Distributors–2.14%
Patterson Cos. Inc.	260,000	10,582,000

Health Care Equipment–3.57%
Zimmer Holdings, Inc.	182,381	17,654,481

Home Entertainment Software–2.40%
Activision Blizzard, Inc.	593,290	11,871,733

Industrial Conglomerates–2.64%
DCC PLC (Ireland)	254,531	13,060,790

Integrated Oil & Gas–3.35%
Cenovus Energy Inc. (Canada)	554,694	16,524,415

IT Consulting & Other Services–2.66%
Cognizant Technology Solutions Corp.–Class A(b)	274,612	13,155,288

Life & Health Insurance–2.66%
Unum Group	394,920	13,119,242

	Shares	Value
Managed Health Care–2.36%
UnitedHealth Group Inc.	155,306	$11,654,162

Multi-Line Insurance–2.79%
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	258,042	13,755,446

Oil & Gas Drilling–0.99%
Patterson-UTI Energy, Inc.	149,565	4,865,350

Oil & Gas Exploration & Production–7.45%
Devon Energy Corp.	170,289	11,920,230
Ultra Petroleum Corp.(b)	835,563	24,899,777
		36,820,007

Paper Products–0.34%
Fortress Paper Ltd.–Class A (Canada)(b)	575,700	1,654,612

Real Estate Operating Companies–3.52%
Brookfield Property Partners L.P.	893,740	17,392,180

Research & Consulting Services–2.26%
FTI Consulting, Inc.(b)	325,661	11,170,172

Semiconductor Equipment–2.82%
Ultratech, Inc.(b)	523,867	13,945,340

Semiconductors–3.82%
International Rectifier Corp.(b)	724,318	18,861,241

Trading Companies & Distributors–5.20%
Grafton Group PLC (Ireland)(d)	954,395	9,383,299
Titan Machinery, Inc.(b)	925,357	16,323,297
		25,706,596

Trucking–2.02%
Con-way Inc.	234,804	9,974,474
Total Common Stocks & Other Equity Interests (Cost $296,029,549)		391,903,962

Money Market Funds–20.60%
Liquid Assets Portfolio–Institutional Class(e)	50,873,236	50,873,236
Premier Portfolio–Institutional Class(e)	50,873,236	50,873,236
Total Money Market Funds (Cost $101,746,472)		101,746,472
TOTAL INVESTMENTS–99.93% (Cost $397,776,021)		493,650,434
OTHER ASSETS LESS LIABILITIES–0.07%		321,611
NET ASSETS–100.00%		$493,972,045

Investment Abbreviations:

ADR	– American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Endeavor Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of these securities as of April 30, 2014 represented 3.92% of the Fund’s Net Assets. See Note 4.
(d)	Each unit represents one ordinary share, seventeen Class A shares and one Class C share.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Industrials	30.1%
Information Technology	15.1
Energy	11.8
Financials	9.0
Health Care	8.1
Consumer Staples	3.0
Consumer Discretionary	1.9
Materials	0.3
Money Market Funds Plus Other Assets Less Liabilities	20.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Endeavor Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $280,996,331)	$372,559,632
Investments in affiliates, at value (Cost $116,779,690)	121,090,802
Total investments, at value (Cost $397,776,021)	493,650,434
Foreign currencies, at value (Cost $223)	230
Receivable for:
Fund shares sold	652,050
Dividends	299,788
Investment for trustee deferred compensation and retirement plans	60,267
Other assets	51,894
Total assets	494,714,663

Liabilities:
Payable for:
Fund shares reacquired	385,554
Accrued fees to affiliates	259,866
Accrued trustees’ and officers’ fees and benefits	2,378
Accrued other operating expenses	26,841
Trustee deferred compensation and retirement plans	67,979
Total liabilities	742,618
Net assets applicable to shares outstanding	$493,972,045

Net assets consist of:
Shares of beneficial interest	$380,137,767
Undistributed net investment income (loss)	(2,896,557)
Undistributed net realized gain	20,852,813
Net unrealized appreciation	95,878,022
$493,972,045

Net Assets:
Class A	$195,145,406
Class B	$5,400,108
Class C	$52,910,315
Class R	$37,573,107
Class Y	$66,516,844
Class R5	$37,264,787
Class R6	$99,161,478

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	8,962,919
Class B	267,847
Class C	2,623,030
Class R	1,762,054
Class Y	3,013,720
Class R5	1,659,454
Class R6	4,411,735
Class A:
Net asset value per share	$21.77
Maximum offering price per share
(Net asset value of $21.77 ÷ 94.50%)	$23.04
Class B:
Net asset value and offering price per share	$20.16
Class C:
Net asset value and offering price per share	$20.17
Class R:
Net asset value and offering price per share	$21.32
Class Y:
Net asset value and offering price per share	$22.07
Class R5:
Net asset value and offering price per share	$22.46
Class R6:
Net asset value and offering price per share	$22.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Endeavor Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $72,882)	$1,687,955
Dividends from affiliated money market funds	26,062
Total investment income	1,714,017

Expenses:
Advisory fees	1,781,924
Administrative services fees	70,434
Custodian fees	12,082
Distribution fees:
Class A	232,573
Class B	28,316
Class C	249,975
Class R	90,906
Transfer agent fees — A, B, C, R and Y	359,318
Transfer agent fees — R5	15,946
Transfer agent fees — R6	2,875
Trustees’ and officers’ fees and benefits	21,292
Other	116,605
Total expenses	2,982,246
Less: Fees waived and expense offset arrangement(s)	(88,121)
Net expenses	2,894,125
Net investment income (loss)	(1,180,108)

Realized and unrealized gain from:
Net realized gain from:
Investment securities	21,266,498
Foreign currencies	21,258
21,287,756
Change in net unrealized appreciation of:
Investment securities	14,262,450
Foreign currencies	1,683
14,264,133
Net realized and unrealized gain	35,551,889
Net increase in net assets resulting from operations	$34,371,781

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Endeavor Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income (loss)	$(1,180,108)	$118,639
Net realized gain	21,287,756	19,840,548
Change in net unrealized appreciation	14,264,133	66,527,606
Net increase in net assets resulting from operations	34,371,781	86,486,793

Distributions to shareholders from net investment income:
Class A	(102,781)	(375,232)
Class B	—	(15,157)
Class C	—	(68,381)
Class R	—	(77,643)
Class Y	(236,467)	(85,763)
Class R5	(102,797)	(66,393)
Class R6	(360,531)	(314,607)
Total distributions from net investment income	(802,576)	(1,003,176)

Distributions to shareholders from net realized gains:
Class A	(7,305,132)	(9,759,796)
Class B	(250,992)	(602,027)
Class C	(2,092,722)	(2,667,268)
Class R	(1,486,839)	(2,258,723)
Class Y	(3,765,978)	(2,013,789)
Class R5	(1,275,689)	(1,523,823)
Class R6	(3,726,638)	(6,827,610)
Total distributions from net realized gains	(19,903,990)	(25,653,036)

Share transactions–net:
Class A	8,931,469	55,295,145
Class B	(644,356)	(1,189,516)
Class C	2,369,601	17,402,647
Class R	1,988,375	6,797,911
Class Y	(27,676,591)	60,785,747
Class R5	4,666,040	10,979,178
Class R6	5,918,208	2,506,012
Net increase (decrease) in net assets resulting from share transactions	(4,447,254)	152,577,124
Net increase in net assets	9,217,961	212,407,705

Net assets:
Beginning of period	484,754,084	272,346,379
End of period (includes undistributed net investment income (loss) of $(2,896,557) and $(913,873), respectively)	$493,972,045	$484,754,084

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Endeavor Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

9                         Invesco Endeavor Fund

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and

10                         Invesco Endeavor Fund

unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency

11                         Invesco Endeavor Fund

contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.73%
Next $500 million	0.715%
Next $1.5 billion	0.70%
Next $2.5 billion	0.685%
Next $2.5 billion	0.67%
Next $2.5 billion	0.655%
Over $10 billion	0.64%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $87,878.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $36,184 in front-end sales commissions from the sale of Class A shares and $0, $934 and $5,036 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Endeavor Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$471,206,345	$22,444,089	$—	$493,650,434

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2014.

	Value 10/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 04/30/14	Interest/ Dividend Income
Orion Marine Group, Inc.	$20,614,163	$—	$—	$(1,269,833)	$—	$19,344,330	$—

NOTE 5—Epense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $243.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13                         Invesco Endeavor Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2013.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $53,115,058 and $46,749,961, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$109,541,756
Aggregate unrealized (depreciation) of investment securities	(13,991,194)
Net unrealized appreciation of investment securities	$95,550,562

Cost of investments for tax purposes is $398,099,872.

14                         Invesco Endeavor Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	1,185,950	$25,150,353	4,356,681	$85,408,475
Class B	13,011	254,477	54,815	1,005,463
Class C	404,464	7,970,927	1,227,762	22,812,810
Class R	363,421	7,587,530	811,022	15,729,271
Class Y	642,575	13,812,219	3,866,014	76,762,205
Class R5	529,428	11,559,930	859,635	17,271,215
Class R6	397,587	8,739,668	559,098	11,748,286

Issued as reinvestment of dividends:
Class A	337,777	6,877,134	555,806	9,391,123
Class B	12,505	236,332	36,662	580,516
Class C	105,403	1,993,173	164,582	2,607,694
Class R	74,491	1,486,839	140,695	2,336,366
Class Y	106,184	2,189,520	96,467	1,650,165
Class R5	54,806	1,149,279	63,222	1,098,656
Class R6	194,812	4,087,169	410,759	7,142,217

Automatic conversion of Class B shares to Class A shares:
Class A	25,324	538,305	85,727	1,661,640
Class B	(27,308)	(538,305)	(91,623)	(1,661,640)

Reacquired:
Class A	(1,110,976)	(23,634,323)	(2,108,945)	(41,166,093)
Class B	(30,335)	(596,860)	(60,796)	(1,113,855)
Class C	(385,693)	(7,594,499)	(437,455)	(8,017,857)
Class R	(339,198)	(7,085,994)	(595,762)	(11,267,726)
Class Y	(2,041,466)	(43,678,330)	(881,698)	(17,626,623)
Class R5	(371,451)	(8,043,169)	(370,412)	(7,390,693)
Class R6	(310,575)	(6,908,629)	(834,198)	(16,384,491)
Net increase (decrease) in share activity	(169,264)	$(4,447,254)	7,908,058	$152,577,124

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

15                         Invesco Endeavor Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/14	$21.18	$(0.06)	$1.52	$1.46	$(0.01)	$(0.86)	$(0.87)	$21.77	7.19%	$195,145	1.24	%(d)	1.28	%(d)	(0.54	)%(d)	13%
Year ended 10/31/13	18.19	(0.00)	4.78	4.78	(0.06)	(1.73)	(1.79)	21.18	28.78	180,568	1.26		1.30		(0.02)		20
Year ended 10/31/12	16.36	(0.08)	1.98	1.90	—	(0.07)	(0.07)	18.19	11.70	102,508	1.34		1.37		(0.41)		37
Year ended 10/31/11	14.78	(0.08)	1.66	1.58	—	—	—	16.36	10.69	91,975	1.34		1.37		(0.49)		30
Year ended 10/31/10	12.51	(0.05)	2.32	2.27	—	—	—	14.78	18.15	81,536	1.45		1.47		(0.36)		38
Year ended 10/31/09	8.99	(0.04)	3.60	3.56	(0.04)	—	(0.04)	12.51	39.91	78,496	1.71		1.72		(0.35)		30
Class B
Six months ended 04/30/14	19.74	(0.13)	1.41	1.28	—	(0.86)	(0.86)	20.16	6.78	5,400	1.99	(d)	2.03	(d)	(1.29	)(d)	13
Year ended 10/31/13	17.16	(0.14)	4.49	4.35	(0.04)	(1.73)	(1.77)	19.74	27.89	5,921	2.01		2.05		(0.77)		20
Year ended 10/31/12	15.55	(0.19)	1.87	1.68	—	(0.07)	(0.07)	17.16	10.89	6,195	2.09		2.12		(1.16)		37
Year ended 10/31/11	14.16	(0.20)	1.59	1.39	—	—	—	15.55	9.82	7,542	2.09		2.12		(1.24)		30
Year ended 10/31/10	12.07	(0.15)	2.24	2.09	—	—	—	14.16	17.32	9,025	2.20		2.22		(1.11)		38
Year ended 10/31/09	8.70	(0.10)	3.47	3.37	—	—	—	12.07	38.74	8,823	2.46		2.47		(1.10)		30
Class C
Six months ended 04/30/14	19.75	(0.13)	1.41	1.28	—	(0.86)	(0.86)	20.17	6.77	52,910	1.99	(d)	2.03	(d)	(1.29	)(d)	13
Year ended 10/31/13	17.17	(0.14)	4.49	4.35	(0.04)	(1.73)	(1.77)	19.75	27.87	49,344	2.01		2.05		(0.77)		20
Year ended 10/31/12	15.56	(0.19)	1.87	1.68	—	(0.07)	(0.07)	17.17	10.88	26,513	2.09		2.12		(1.16)		37
Year ended 10/31/11	14.17	(0.20)	1.59	1.39	—	—	—	15.56	9.81	20,710	2.09		2.12		(1.24)		30
Year ended 10/31/10	12.08	(0.15)	2.24	2.09	—	—	—	14.17	17.30	19,436	2.20		2.22		(1.11)		38
Year ended 10/31/09	8.70	(0.10)	3.48	3.38	—	—	—	12.08	38.85	16,995	2.46		2.47		(1.10)		30
Class R
Six months ended 04/30/14	20.77	(0.08)	1.49	1.41	—	(0.86)	(0.86)	21.32	7.07	37,573	1.49	(d)	1.53	(d)	(0.79	)(d)	13
Year ended 10/31/13	17.91	(0.05)	4.69	4.64	(0.05)	(1.73)	(1.78)	20.77	28.43	34,556	1.51		1.55		(0.27)		20
Year ended 10/31/12	16.14	(0.11)	1.95	1.84	—	(0.07)	(0.07)	17.91	11.49	23,412	1.59		1.62		(0.66)		37
Year ended 10/31/11	14.63	(0.12)	1.63	1.51	—	—	—	16.14	10.32	14,721	1.59		1.62		(0.74)		30
Year ended 10/31/10	12.40	(0.08)	2.31	2.23	—	—	—	14.63	17.98	12,850	1.70		1.72		(0.61)		38
Year ended 10/31/09	8.91	(0.06)	3.56	3.50	(0.01)	—	(0.01)	12.40	39.43	5,787	1.96		1.97		(0.60)		30
Class Y
Six months ended 04/30/14	21.48	(0.03)	1.53	1.50	(0.05)	(0.86)	(0.91)	22.07	7.30	66,517	0.99	(d)	1.03	(d)	(0.29	)(d)	13
Year ended 10/31/13	18.38	0.05	4.84	4.89	(0.06)	(1.73)	(1.79)	21.48	29.15	92,483	1.01		1.05		0.23		20
Year ended 10/31/12	16.49	(0.03)	1.99	1.96	—	(0.07)	(0.07)	18.38	11.97	22,529	1.09		1.12		(0.16)		37
Year ended 10/31/11	14.86	(0.04)	1.67	1.63	—	—	—	16.49	10.97	5,802	1.09		1.12		(0.24)		30
Year ended 10/31/10	12.55	(0.01)	2.32	2.31	—	—	—	14.86	18.41	4,150	1.20		1.22		(0.11)		38
Year ended 10/31/09	9.00	(0.01)	3.61	3.60	(0.05)	—	(0.05)	12.55	40.24	1,323	1.46		1.47		(0.10)		30
Class R5
Six months ended 04/30/14	21.84	(0.02)	1.57	1.55	(0.07)	(0.86)	(0.93)	22.46	7.40	37,265	0.88	(d)	0.92	(d)	(0.18	)(d)	13
Year ended 10/31/13	18.65	0.07	4.92	4.99	(0.07)	(1.73)	(1.80)	21.84	29.24	31,593	0.91		0.95		0.33		20
Year ended 10/31/12	16.69	0.01	2.02	2.03	—	(0.07)	(0.07)	18.65	12.25	16,677	0.87		0.90		0.06		37
Year ended 10/31/11	15.01	0.00	1.68	1.68	—	—	—	16.69	11.19	87,733	0.85		0.88		0.00		30
Year ended 10/31/10	12.62	0.02	2.37	2.39	—	—	—	15.01	18.94	75,795	0.94		0.96		0.16		38
Year ended 10/31/09	9.12	0.03	3.60	3.63	(0.13)	—	(0.13)	12.62	40.76	2,655	1.08		1.09		0.28		30
Class R6
Six months ended 04/30/14	21.86	(0.01)	1.57	1.56	(0.08)	(0.86)	(0.94)	22.48	7.46	99,161	0.79	(d)	0.83	(d)	(0.09	)(d)	13
Year ended 10/31/13	18.65	0.08	4.93	5.01	(0.07)	(1.73)	(1.80)	21.86	29.37	90,291	0.82		0.86		0.42		20
Year ended 10/31/12(e)	18.97	0.00	(0.32)	(0.32)	—	—	—	18.65	(1.69)	74,513	0.83	(f)	0.86	(f)	0.10	(f)	37

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $187,600, $5,710, $50,409, $36,664, $76,259, $33,531 and $96,934 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012.
(f)	Annualized.

16                         Invesco Endeavor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,071.90	$6.37	$1,018.65	$6.21	1.24%
B	1,000.00	1,067.80	10.20	1,014.93	9.94	1.99
C	1,000.00	1,067.70	10.20	1,014.93	9.94	1.99
R	1,000.00	1,070.70	7.65	1,017.41	7.45	1.49
Y	1,000.00	1,073.00	5.09	1,019.89	4.96	0.99
R5	1,000.00	1,074.00	4.53	1,020.43	4.41	0.88
R6	1,000.00	1,074.60	4.06	1,020.88	3.96	0.79

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Endeavor Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	END-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Global Health Care Fund
Nasdaq:
A: GGHCX ■ B: GTHBX ■ C: GTHCX ■ Y: GGHYX ■ Investor: GTHIX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.09%
Class B Shares	9.69
Class C Shares	9.68
Class Y Shares	10.24
Investor Class Shares	10.09
MSCI World Index‚ (Broad Market Index)	6.32
MSCI World Health Care Index■ (Style-Specific Index)	11.26
Lipper Global Health/Biotechnology Funds Index■ (Peer Group Index)	11.07

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Health/Biotechnology Funds Index is an unmanaged index considered representative of global health/biotechnology funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Global Health Care Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (8/7/89)	11.12%
10 Years	8.47
5 Years	18.66
1 Year	15.50

Class B Shares
Inception (4/1/93)	11.41%
10 Years	8.45
5 Years	18.92
1 Year	16.32

Class C Shares
Inception (3/1/99)	8.57%
10 Years	8.29
5 Years	19.11
1 Year	20.30

Class Y Shares
10 Years	9.23%
5 Years	20.31
1 Year	22.53

Investor Class Shares
10 Years	9.08%
5 Years	20.01
1 Year	22.21

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/7/89)	11.22%
10 Years	8.49
5 Years	19.81
1 Year	21.74

Class B Shares
Inception (4/1/93)	11.54%
10 Years	8.48
5 Years	20.08
1 Year	22.84

Class C Shares
Inception (3/1/99)	8.73%
10 Years	8.32
5 Years	20.26
1 Year	26.85

Class Y Shares
10 Years	9.25%
5 Years	21.48
1 Year	29.18

Investor Class Shares
10 Years	9.11%
5 Years	21.18
1 Year	28.81

C shares is 1% for the first year after purchase. Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Investor Class shares incepted on July 15, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.11%, 1.86%, 1.86%, 0.86% and 1.11%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.12%, 1.87%, 1.87%, 0.87% and 1.12%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class

3 Invesco Global Health Care Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Global Health Care Fund

Schedule of Investments(a)

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.25%
Biotechnology–22.29%
ACADIA Pharmaceuticals Inc.(b)	322,242	$6,486,731
Alexion Pharmaceuticals, Inc.(b)	317,150	50,173,130
Biogen Idec Inc.(b)	157,754	45,294,329
BioMarin Pharmaceutical Inc.(b)	339,649	19,777,761
Celgene Corp.(b)	244,845	35,994,663
Celldex Therapeutics Inc.(b)	398,967	5,984,505
Evolutionary Genomics/GenoPlex, Inc. (Acquired 09/15/97-05/25/12; Cost $408,490)(b)(c)(d)	9,944	29,832
Exact Sciences Corp.(b)	615,090	7,381,080
Gilead Sciences, Inc.(b)	799,224	62,731,092
Incyte Corp.(b)	372,595	18,093,213
Insmed, Inc.(b)	267,100	3,723,374
Intercept Pharmaceuticals Inc.(b)	45,000	11,885,400
Keryx Biopharmaceuticals, Inc.(b)	671,551	9,918,808
Medivation Inc.(b)	302,288	18,200,761
NewLink Genetics Corp.(b)	217,440	4,783,680
NPS Pharmaceuticals, Inc.(b)	526,683	14,020,302
Vanda Pharmaceuticals Inc.(b)	865,662	12,058,672
Vertex Pharmaceuticals Inc.(b)	264,816	17,928,043
		344,465,376

Drug Retail–1.58%
CVS Caremark Corp.	225,243	16,379,671
Raia Drogasil S.A. (Brazil)	945,978	8,111,534
		24,491,205

Health Care Distributors–3.11%
Cardinal Health, Inc.	351,115	24,406,004
McKesson Corp.	139,763	23,646,502
		48,052,506

Health Care Equipment–6.28%
Abbott Laboratories	535,140	20,731,324
Covidien PLC	301,540	21,484,725
Olympus Corp. (Japan)(b)	717,200	21,888,526
ResMed Inc.	390,774	19,480,084
Wright Medical Group, Inc.(b)	493,227	13,489,758
		97,074,417

Health Care Facilities–7.58%
Community Health Systems Inc.(b)	681,150	25,808,773
HCA Holdings, Inc.(b)	770,750	40,079,000
Tenet Healthcare Corp.(b)	630,482	28,422,129
Universal Health Services, Inc.–Class B	279,586	22,867,339
		117,177,241

Health Care Services–3.83%
Air Methods Corp.(b)	309,568	17,233,650
Express Scripts Holding Co.(b)	566,246	37,700,659

	Shares	Value
Health Care Services–(continued)
Innovacare Inc. (Puerto Rico) (Acquired 12/12/12; Cost $3,158,532)(b)(c)	805,748	$4,230,177
		59,164,486

Life Sciences Tools & Services–3.09%
Thermo Fisher Scientific, Inc.	257,902	29,400,828
Waters Corp.(b)	185,895	18,318,093
		47,718,921

Managed Health Care–3.58%
Aetna Inc.	341,105	24,371,952
Qualicorp S.A. (Brazil)(b)	791,200	7,770,778
UnitedHealth Group Inc.	308,879	23,178,280
		55,321,010

Pharmaceuticals–44.91%
AbbVie Inc.	734,660	38,261,093
Allergan, Inc.	204,864	33,974,646
Auxilium Pharmaceuticals Inc.(b)	759,948	17,106,429
Bayer AG (Germany)	312,053	43,291,113
Bristol-Myers Squibb Co.	773,684	38,753,831
Endo International PLC(b)	384,441	24,198,639
GlaxoSmithKline PLC–ADR (United Kingdom)	713,517	39,507,436
Hikma Pharmaceuticals PLC (United Kingdom)	838,443	22,065,853
Horizon Pharma, Inc.(b)	558,919	7,925,471
Jazz Pharmaceuticals PLC(b)	158,510	21,382,999
Johnson & Johnson	398,229	40,336,615
Locus Pharmaceuticals, Inc. (Acquired 11/21/00-05/09/07; Cost $6,852,940)(b)(c)(d)	258,824	0
Mylan Inc.(b)	519,669	26,388,792
Nektar Therapeutics(b)	601,670	7,081,656
Nippon Shinyaku Co., Ltd. (Japan)	834,000	14,676,377
Novartis AG–ADR (Switzerland)	701,780	61,012,753
Pfizer Inc.	2,039,989	63,810,856
Repros Therapeutics Inc.(b)	266,788	4,500,714
Roche Holding AG (Switzerland)	214,814	63,145,644
Sanofi–ADR (France)	1,243,725	66,912,405
Shire PLC–ADR (Ireland)	106,657	18,318,340
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	536,922	26,234,009
Zoetis Inc.	499,233	15,106,791
		693,992,462
Total Common Stocks & Other Equity Interests (Cost $894,419,547)		1,487,457,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Health Care Fund

	Shares	Value
Preferred Stock–0.00%
Health Care Equipment–0.00%
Intact Medical Corp., Series C, Pfd. (Acquired 03/26/01; Cost 2,000,001)(b)(c)(d)	2,439,026	$0

Money Market Funds–3.03%
Liquid Assets Portfolio–Institutional Class(e)	23,414,893	23,414,893
Premier Portfolio–Institutional Class(e)	23,414,893	23,414,893
Total Money Market Funds (Cost $46,829,786)		46,829,786
TOTAL INVESTMENTS–99.28% (Cost $943,249,334)		1,534,287,410
OTHER ASSETS LESS LIABILITIES–0.72%		11,162,005
NET ASSETS–100.00%		$1,545,449,415

Investment Abbreviations:

ADR	– American Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2014 was $4,260,009, which represented less than 1% of the Fund’s Net Assets.
(d)	Security is considered venture capital. See Note 1K.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Health Care	94.2%
Consumer Staples	1.6
Industrials	0.5
Money Market Funds Plus Other Assets Less Liabilities	3.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Health Care Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $896,419,548)	$1,487,457,624
Investments in affiliated money market funds, at value and cost	46,829,786
Total investments, at value (Cost $943,249,334)	1,534,287,410
Foreign currencies, at value (Cost $686,581)	690,574
Receivable for:
Investments sold	8,751,229
Fund shares sold	466,889
Dividends	2,316,655
Investment for trustee deferred compensation and retirement plans	260,138
Other assets	1,237,723
Total assets	1,548,010,618

Liabilities:
Payable for:
Fund shares reacquired	835,462
Forward foreign currency contracts outstanding	395,055
Accrued fees to affiliates	849,383
Accrued trustees’ and officers’ fees and benefits	3,290
Accrued other operating expenses	113,501
Trustee deferred compensation and retirement plans	364,512
Total liabilities	2,561,203
Net assets applicable to shares outstanding	$1,545,449,415

Net assets consist of:
Shares of beneficial interest	$881,284,794
Undistributed net investment income	755,162
Undistributed net realized gain	72,725,527
Net unrealized appreciation	590,683,932
$1,545,449,415

Net Assets:
Class A	$795,805,426
Class B	$15,015,898
Class C	$69,793,946
Class Y	$18,811,446
Investor Class	$646,022,699

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	19,528,791
Class B	460,974
Class C	2,140,165
Class Y	458,062
Investor Class	15,849,413
Class A:
Net asset value per share	$40.75
Maximum offering price per share
(Net asset value of $40.75 ÷ 94.50%)	$43.12
Class B:
Net asset value and offering price per share	$32.57
Class C:
Net asset value and offering price per share	$32.61
Class Y:
Net asset value and offering price per share	$41.07
Investor Class:
Net asset value and offering price per share	$40.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Health Care Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $752,190)	$9,605,683
Dividends from affiliated money market funds	18,038
Total investment income	9,623,721

Expenses:
Advisory fees	4,737,400
Administrative services fees	183,969
Custodian fees	45,137
Distribution fees:
Class A	987,762
Class B	84,903
Class C	328,451
Investor Class	803,869
Transfer agent fees	1,240,478
Trustees’ and officers’ fees and benefits	39,938
Other	141,705
Total expenses	8,593,612
Less: Fees waived and expense offset arrangement(s)	(61,214)
Net expenses	8,532,398
Net investment income	1,091,323

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	76,414,729
Foreign currencies	(28,828)
Forward foreign currency contracts	(3,423,385)
72,962,516
Change in net unrealized appreciation of:
Investment securities	68,059,009
Foreign currencies	35,630
Forward foreign currency contracts	1,405,897
69,500,536
Net realized and unrealized gain	142,463,052
Net increase in net assets resulting from operations	$143,554,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Health Care Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$1,091,323	$2,067,643
Net realized gain	72,962,516	124,625,742
Change in net unrealized appreciation	69,500,536	256,804,267
Net increase in net assets resulting from operations	143,554,375	383,497,652

Distributions to shareholders from net investment income:
Class A	(230,445)	(3,072,998)
Class Y	(38,777)	(58,045)
Investor Class	(188,297)	(2,600,231)
Total distributions from net investment income	(457,519)	(5,731,274)

Distributions to shareholders from net realized gains:
Class A	(63,185,107)	(38,905,483)
Class B	(1,740,995)	(1,591,032)
Class C	(6,192,771)	(2,904,662)
Class Y	(1,299,385)	(470,609)
Investor Class	(51,629,546)	(33,330,549)
Total distributions from net realized gains	(124,047,804)	(77,202,335)

Share transactions–net:
Class A	48,143,006	19,080,722
Class B	(1,959,188)	(6,668,760)
Class C	12,858,868	11,833,934
Class Y	3,119,864	6,346,850
Investor Class	29,619,085	(3,646,436)
Net increase in net assets resulting from share transactions	91,781,635	26,946,310
Net increase in net assets	110,830,687	327,510,353

Net assets:
Beginning of period	1,434,618,728	1,107,108,375
End of period (includes undistributed net investment income of $755,162 and $121,358, respectively)	$1,545,449,415	$1,434,618,728

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Health Care Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco Global Health Care Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Global Health Care Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks —The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

11                         Invesco Global Health Care Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $60,362.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $70,549 in front-end sales commissions from the sale of Class A shares and $9, $2,610 and $2,102 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2014, the Fund incurred $3,578 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Global Health Care Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2014, there were transfers from Level 1 to Level 2 of $85,211,497 and from Level 2 to Level 1 of $79,856,015, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,444,815,904	$85,211,497	$4,260,009	$1,534,287,410
Forward Foreign Currency Contracts*	—	(395,055)	—	(395,055)
Total Investments	$1,444,815,904	$84,816,442	$4,260,009	$1,533,892,355

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Forward foreign currency contracts(a)	$—	$(395,055)

(a)	Value is disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended April 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain (Loss)
Currency risk	$(3,423,385)
Change in Unrealized Appreciation
Currency risk	1,405,897
Total	$(2,017,488)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$75,991,419

13                         Invesco Global Health Care Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/16/14	Citibank Capital, Inc.	CHF	37,411,000	USD	42,325,881	$42,509,614	$(183,733)
05/16/14	Citibank Capital, Inc.	EUR	26,920,000	USD	37,132,640	37,343,962	(211,322)
Total open forward foreign currency contracts — Currency risk							$(395,055)

Currency Abbreviations:

CHF	– Swiss Franc
EUR	– Euro
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2014.

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Citibank Capital, Inc.	$395,055	$—	$395,055	$—	$—	$395,055

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $852.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14                         Invesco Global Health Care Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2013.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $178,048,979 and $182,428,980, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$617,541,683
Aggregate unrealized (depreciation) of investment securities	(27,419,066)
Net unrealized appreciation of investment securities	$590,122,617

Cost of investments for tax purposes is $944,164,793.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	1,409,192	$58,158,925	2,418,013	$86,876,948
Class B	25,572	851,256	48,855	1,440,981
Class C	384,676	12,755,409	650,872	19,093,455
Class Y	103,197	4,282,134	273,260	10,168,338
Investor Class	302,654	12,448,681	507,957	17,986,445

Issued as reinvestment of dividends:
Class A	1,509,699	57,549,747	1,234,359	37,739,465
Class B	54,553	1,667,133	60,211	1,507,085
Class C	191,750	5,865,634	110,091	2,758,886
Class Y	29,989	1,150,983	14,131	435,249
Investor Class	1,304,963	49,758,239	1,127,215	34,467,211

Automatic conversion of Class B shares to Class A shares:
Class A	74,613	3,044,569	174,926	6,191,297
Class B	(93,037)	(3,044,569)	(212,934)	(6,191,297)

Reacquired:
Class A	(1,716,723)	(70,610,235)	(3,142,855)	(111,726,988)
Class B	(43,444)	(1,433,008)	(118,407)	(3,425,529)
Class C	(175,019)	(5,762,175)	(345,142)	(10,018,407)
Class Y	(55,888)	(2,313,253)	(115,951)	(4,256,737)
Investor Class	(795,995)	(32,587,835)	(1,593,803)	(56,100,092)
Net increase in share activity	2,510,752	$91,781,635	1,090,798	$26,946,310

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Global Health Care Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/14	$40.38	$0.04	$3.79		$3.83	$(0.01)	$(3.45)	$(3.46)	$40.75	10.09%		$795,805	1.07	%(e)	1.08	%(e)	0.19	%(e)	12%
Year ended 10/31/13	32.09	0.07	10.63		10.70	(0.17)	(2.24)	(2.41)	40.38	35.79		737,071	1.10		1.11		0.21		37
Year ended 10/31/12	27.75	0.12	4.84		4.96	(0.14)	(0.48)	(0.62)	32.09	18.34		563,802	1.17		1.18		0.40		39
Year ended 10/31/11	26.15	(0.03)	1.63	(f)	1.60	—	—	—	27.75	6.12	(f)	540,451	1.20		1.21		(0.09)		37
Year ended 10/31/10	23.20	(0.07)	3.02	(f)	2.95	—	—	—	26.15	12.71	(f)	439,402	1.23		1.23		(0.29)		16
Year ended 10/31/09	21.41	(0.02)	2.41		2.39	—	(0.60)	(0.60)	23.20	11.80		425,719	1.31		1.32		(0.08)		50
Class B
Six months ended 04/30/14	33.06	(0.09)	3.05		2.96	—	(3.45)	(3.45)	32.57	9.66		15,016	1.82	(e)	1.83	(e)	(0.56	)(e)	12
Year ended 10/31/13	26.72	(0.16)	8.74		8.58	—	(2.24)	(2.24)	33.06	34.81		17,101	1.85		1.86		(0.54)		37
Year ended 10/31/12	23.24	(0.09)	4.05		3.96	—	(0.48)	(0.48)	26.72	17.45		19,765	1.92		1.93		(0.35)		39
Year ended 10/31/11	22.07	(0.20)	1.37	(f)	1.17	—	—	—	23.24	5.30	(f)	29,064	1.95		1.96		(0.84)		37
Year ended 10/31/10	19.72	(0.22)	2.57	(f)	2.35	—	—	—	22.07	11.92	(f)	30,872	1.98		1.98		(1.04)		16
Year ended 10/31/09	18.43	(0.15)	2.04		1.89	—	(0.60)	(0.60)	19.72	10.96		48,194	2.06		2.07		(0.83)		50
Class C
Six months ended 04/30/14	33.09	(0.09)	3.06		2.97	—	(3.45)	(3.45)	32.61	9.68		69,794	1.82	(e)	1.83	(e)	(0.56	)(e)	12
Year ended 10/31/13	26.75	(0.16)	8.74		8.58	—	(2.24)	(2.24)	33.09	34.76		57,536	1.85		1.86		(0.54)		37
Year ended 10/31/12	23.26	(0.09)	4.06		3.97	—	(0.48)	(0.48)	26.75	17.48		35,388	1.92		1.93		(0.35)		39
Year ended 10/31/11	22.09	(0.20)	1.37	(f)	1.17	—	—	—	23.26	5.30	(f)	32,702	1.95		1.96		(0.84)		37
Year ended 10/31/10	19.74	(0.22)	2.57	(f)	2.35	—	—	—	22.09	11.91	(f)	24,390	1.98		1.98		(1.04)		16
Year ended 10/31/09	18.45	(0.15)	2.04		1.89	—	(0.60)	(0.60)	19.74	10.95		24,783	2.06		2.07		(0.83)		50
Class Y
Six months ended 04/30/14	40.71	0.09	3.82		3.91	(0.10)	(3.45)	(3.55)	41.07	10.24		18,811	0.82	(e)	0.83	(e)	0.44	(e)	12
Year ended 10/31/13	32.34	0.16	10.70		10.86	(0.25)	(2.24)	(2.49)	40.71	36.10		15,502	0.85		0.86		0.46		37
Year ended 10/31/12	27.96	0.20	4.87		5.07	(0.21)	(0.48)	(0.69)	32.34	18.66		6,769	0.92		0.93		0.65		39
Year ended 10/31/11	26.28	0.05	1.63	(f)	1.68	—	—	—	27.96	6.39	(f)	5,628	0.95		0.96		0.16		37
Year ended 10/31/10	23.26	(0.01)	3.03	(f)	3.02	—	—	—	26.28	12.98	(f)	4,635	0.98		0.98		(0.04)		16
Year ended 10/31/09	21.41	0.04	2.41		2.45	—	(0.60)	(0.60)	23.26	12.09		2,631	1.06		1.07		0.17		50
Investor Class
Six months ended 04/30/14	40.39	0.04	3.79		3.83	(0.01)	(3.45)	(3.46)	40.76	10.09		646,023	1.07	(e)	1.08	(e)	0.19	(e)	12
Year ended 10/31/13	32.10	0.07	10.63		10.70	(0.17)	(2.24)	(2.41)	40.39	35.78		607,408	1.10		1.11		0.21		37
Year ended 10/31/12	27.76	0.12	4.84		4.96	(0.14)	(0.48)	(0.62)	32.10	18.34		481,385	1.17		1.18		0.40		39
Year ended 10/31/11	26.16	(0.03)	1.63	(f)	1.60	—	—	—	27.76	6.12	(f)	446,149	1.20		1.21		(0.09)		37
Year ended 10/31/10	23.20	(0.07)	3.03	(f)	2.96	—	—	—	26.16	12.76	(f)	466,842	1.23		1.23		(0.29)		16
Year ended 10/31/09	21.41	(0.02)	2.41		2.39	—	(0.60)	(0.60)	23.20	11.80		459,704	1.31		1.32		(0.08)		50

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Investor Class shares, which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $121,012,126 and sold of $51,261,834 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Health Sciences Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $796,758, $17,121, $66,235, $17,519 and $648,425 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains on securities (both realized and unrealized) per share for the year ended October 31, 2011 would have been $1.44, $1.18, $1.18, $1.44 and $1.44 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively, and total returns would have been lower; net gains on securities (both realized and unrealized) per share for the year ended October 31, 2010 would have been $2.90, $2.45, $2.45, $2.91 and $2.91 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively, and total returns would have been lower.

16                         Invesco Global Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,100.90	$5.57	$1,019.49	$5.36	1.07%
B	1,000.00	1,096.90	9.46	1,015.77	9.10	1.82
C	1,000.00	1,096.80	9.46	1,015.77	9.10	1.82
Y	1,000.00	1,102.40	4.27	1,020.73	4.11	0.82
Investor	1,000.00	1,100.90	5.57	1,019.49	5.36	1.07

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Global Health Care Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	GHC-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Global Market Neutral Fund
Nasdaq:
A: MKNAX ■ C: MKNCX ■ R: MKNRX ■ Y: MKNYX ■ R5: MKNFX ■ R6: MKNSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
9 Financial Statements
11 Notes to Financial Statements
17 Financial Highlights
18 Fund Expenses
19 Initial Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/19/13 (inception date) to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.70%
Class C Shares	4.40
Class R Shares	4.60
Class Y Shares	4.80
Class R5 Shares	4.80
Class R6 Shares	4.80
Citi US T-Bill 3 Month Index TR‚ (Broad Market/Style-Specific Index)*	0.02
Lipper Equity Market Neutral Index‚ (Peer Group Index)*	0.40

Source(s): ‚Lipper Inc.

*The returns for the Fund’s indexes are from 12/31/13, the month-end closest to the date of the

  Fund’s inception.

The Citi US T-Bill 3 Month Index TR is an unmanaged index representative of three-month Treasury bills.

    The Lipper Equity Market Neutral Index is an unmanaged index considered representative of funds that employ portfolio strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	-1.04%

Class C Shares
Inception (12/19/13)	3.40%

Class R Shares
Inception (12/19/13)	4.60%

Class Y Shares
Inception (12/19/13)	4.80%

Class R5 Shares
Inception (12/19/13)	4.80%

Class R6 Shares
Inception (12/19/13)	4.80%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Cumulative Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	-3.31%

Class C Shares
Inception (12/19/13)	1.10%

Class R Shares
Inception (12/19/13)	2.30%

Class Y Shares
Inception (12/19/13)	2.40%

Class R5 Shares
Inception (12/19/13)	2.40%

Class R6 Shares
Inception (12/19/13)	2.40%

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C,

Class R, Class Y, Class R5 and Class R6 shares was 1.62%, 2.37%, 1.87%, 1.37%, 1.37% and 1.37%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 3.42%, 4.17%, 3.67%, 3.17%, 3.06% and 3.01%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2015. See current prospectus for more information.

2                         Invesco Global Market Neutral Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

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    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

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3                         Invesco Global Market Neutral Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks–91.27%
Australia–1.12%
Flight Centre Travel Group Ltd.	1,838	$92,144
Ramsay Health Care Ltd.	685	28,601
		120,745

Canada–5.89%
Agnico-Eagle Mines Ltd.	1,000	29,535
Baytex Energy Corp.	600	24,974
Canadian Natural Resources Ltd.	1,700	69,272
Constellation Software Inc.	200	44,297
Encana Corp.	2,200	50,965
Kinross Gold Corp.(a)	7,200	29,234
Methanex Corp.	1,700	105,304
Penn West Petroleum Ltd.	8,700	78,665
Stantec Inc.	2,100	124,467
Suncor Energy, Inc.	1,500	57,865
Teck Resources Ltd.–Class B	900	20,513
		635,091

Denmark–0.44%
Pandora AS	701	47,390

Finland–0.97%
UPM-Kymmene Oyj	5,992	104,916

France–1.73%
Plastic Omnium S.A.	522	17,742
Valeo S.A.	1,229	168,643
		186,385

Germany–3.68%
Continental AG	828	194,242
ProSiebenSat.1 Media AG	1,768	77,417
Rheinmetall AG	348	23,123
United Internet AG	2,381	102,200
		396,982

Ireland–1.71%
Shire PLC	3,213	183,694

Israel–0.96%
“Bezeq” The Israeli Telecommunication Corp. Ltd.	27,543	49,970
Delek Group Ltd.	133	53,844
		103,814

Japan–20.93%
Alfresa Holdings Corp.	700	43,549
Aoyama Trading Co., Ltd.	3,600	89,269
Asahi Glass Co., Ltd.	5,000	28,319
Dai Nippon Printing Co., Ltd.	4,000	36,076
Daihatsu Motor Co., Ltd.	5,700	94,284

	Shares	Value
Japan–(continued)
Daiichi Sankyo Co., Ltd.	3,100	$51,945
Daito Trust Construction Co., Ltd.	1,200	121,960
DeNA Co., Ltd.	2,600	43,852
Denki Kagaku Kogyo Kabushiki Kaisha	40,000	132,642
FamilyMart Co., Ltd.	3,000	124,572
Marubeni Corp.	23,000	153,438
Medipal Holdings Corp.	14,300	200,869
Namco Bandai Holdings Inc.	2,300	49,586
Nippon Electric Glass Co., Ltd.	14,000	68,702
Nippon Telegraph & Telephone Corp.	2,700	149,513
Nomura Research Institute, Ltd.	900	26,015
Sekisui Chemical Co., Ltd.	3,000	30,431
Sekisui House, Ltd.	1,800	21,604
Sumitomo Forestry Co., Ltd	6,100	62,056
Suzuken Co., Ltd.	4,500	161,988
TDK Corp.	1,700	72,503
Tokyo Gas Co., Ltd.	34,000	177,932
Toppan Printing Co. Ltd.	6,000	41,260
Trend Micro Inc.	2,700	87,289
West Japan Railway Co.	4,600	186,421
		2,256,075

Macau–0.95%
MGM China Holdings Ltd.	29,200	101,691

Netherlands–2.27%
NXP Semiconductors N.V.(a)	1,700	101,354
Randstad Holding N.V.	2,459	143,156
		244,510

New Zealand–0.29%
Telecom Corp. of New Zealand Ltd.	13,027	31,112

Norway–0.63%
DNB ASA	3,810	67,489

Spain–0.20%
Gamesa Corporacion Tecnologica, S.A(a)	2,197	21,927

Sweden–1.12%
Intrum Justitia AB	4,155	120,437

Switzerland–2.58%
Adecco S.A.	484	40,529
Georg Fischer AG	214	169,880
OC Oerlikon Corporation AG	4,269	68,073
		278,482

United Kingdom–5.64%
Britvic PLC	8,362	102,491
BT Group PLC	9,246	57,822
EnQuest PLC(a)	21,874	50,826

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Market Neutral Fund

	Shares	Value
United Kingdom–(continued)
ITV PLC	53,241	$163,998
Next PLC	1,875	207,129
TUI Travel PLC	3,488	25,241
		607,507

United States–40.16%
AECOM Technology Corp.(a)	2,000	64,840
AES Corp. (The)	3,100	44,795
Alexion Pharmaceuticals, Inc.(a)	300	47,460
Alliant Techsystems Inc.	1,300	187,486
Amgen Inc.	1,600	178,800
AOL Inc.(a)	1,000	42,810
Archer-Daniels-Midland Co.	4,200	183,666
Best Buy Co., Inc.	2,300	59,639
Brocade Communications Systems, Inc.(a)	11,300	105,203
CA, Inc.	5,600	168,784
Cardinal Health, Inc.	800	55,608
Celgene Corp.(a)	200	29,402
Chesapeake Energy Corp.	6,900	198,375
Cisco Systems, Inc.	5,900	136,349
ConocoPhillips	2,600	193,206
Deckers Outdoor Corp.(a)	500	39,475
Devon Energy Corp.	800	56,000
Everest Re Group, Ltd.	800	126,424
GameStop Corp.–Class A	3,700	146,816
Hewlett-Packard Co.	5,400	178,524
HollyFrontier Corp.	600	31,554
L-3 Communications Holdings, Inc.	400	46,148
Lexmark International, Inc.–Class A	4,200	180,600
Lincoln National Corp.	800	38,808
Live Nation Entertainment, Inc.(a)	1,700	35,496

	Shares	Value
United States–(continued)
Manpowergroup Inc.	900	$73,206
Marathon Petroleum Corp.	600	55,770
Marvell Technology Group Ltd.	11,000	174,460
NetApp, Inc.	3,100	110,391
Northrop Grumman Corp.	1,600	194,416
NVIDIA Corp.	3,700	68,339
Oshkosh Corp.	700	38,857
Patterson-UTI Energy, Inc.	2,800	91,084
Pitney Bowes Inc.	1,400	37,520
R. R. Donnelley & Sons Co.	5,800	102,080
Raytheon Co.	1,400	133,672
Rite Aid Corp.(a)	5,500	40,150
SEACOR Holdings Inc.(a)	2,000	166,780
United Therapeutics Corp.(a)	800	80,008
Valero Energy Corp.	1,300	74,321
VeriSign, Inc.(a)	1,900	89,642
Western Refining, Inc.	5,100	221,850
		4,328,814
Total Common Stocks (Cost $9,421,809)		9,837,061

Money Market Funds–7.14%
Premier Portfolio–Institutional Class(b)	384,661	384,661
Liquid Assets Portfolio–Institutional Class(b)	384,662	384,662
Total Money Market Funds (Cost $769,323)		769,323
TOTAL INVESTMENTS–98.41% (Cost $10,191,132)		10,606,384
OTHER ASSETS LESS LIABILITIES–1.59%		171,861
NET ASSETS–100.00%		$10,778,245

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Aggregate Investments1

as of April 30, 2014

	Total Investments	Reference Entities	Aggregate Investments
Industrials	9.7%	7.9%	17.6%
Consumer Discretionary	8.2	8.2	16.4
Information Technology	8.6	7.6	16.2
Energy	7.0	8.1	15.1
Health Care	5.1	7.3	12.4
Financials	1.7	3.6	5.3
Consumer Staples	2.0	2.6	4.6
Materials	2.0	1.8	3.8
Money Market Funds	3.7	—	3.7
Utilities	1.1	1.6	2.7
Telecommunication Services	1.4	0.8	2.2
Total	50.5%	49.5%	100.0%
[1]	Aggregate Investments include the Total Investments on the Schedule of Investments and the Gross Values of the Reference Entities.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Market Neutral Fund

Total Return Swap Agreements Outstanding at April 30, 2014
Reference Entity	Counterparty	Expiration Date	Floating Rate(1)	Notional Value		Unrealized Appreciation (Depreciation)		Value of Reference Entities
Equity Securities-Short	Morgan Stanley & Co. LLC	12/24/15	AUD-Overnight Rate	AUD	(27,266)	$85		$(25,242)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/24/15	Bank of Canada Overnight Lending Rate	CAD	(842,344)	(5,270)		(929,365)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/24/15	Tom-Next Overnight Index Swap Rate for Swiss Franc	CHF	(172,025)	(93)		(195,531)
Equity Securities-Short	Morgan Stanley & Co. LLC	03/17/16	Copenhagen Interbank Offered Rate	DKK	(108,576)	783		(561,433)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/24/15	Euro Overnight Index Average	EUR	(324,625)	8,532		(441,779)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/23/15	Euro Overnight Index Average	EUR	(464,205)	13,706		(626,068)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/24/15	GBP Sterling Overnight Index Average	GBP	(435,082)	(17,672)		(742,979)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/24/15	Overnight Rate calculated by Hong Kong Broker Association	HKD	(1,682,760)	4,070		(212,850)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/25/15	Japan Overnight Rate	JPY	(233,575,300)	(1,738)		(2,277,805)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/28/15	Stockholm InterBank Offered Rate	SEK	(1,345,365)	4,867		(201,946)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/24/15	Association of Banks Singapore (ABS) Swap Offer Rate	SGD	(48,500)	1,266		(37,420)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/24/15	Federal Funds Floating Rate	USD	(4,241,071)	98,343		(4,140,026)
Total						$106,879	(2)(3)	$(10,392,444)

Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NOK	– Norwegian Krone
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

(1)	The Fund receives or pays the total return on a portfolio of short positions underlying the total return swap, and pays or receives a specific rate which is denominated in various currencies based on the currencies of the securities underlying the total return swap.
(2)	Amount includes $(12,460) of dividends and financing fees payable from the Fund to the Counterparty.
(3)	Swaps collateralized by $5,546 cash held with Morgan Stanley & Co. LLC, the Counterparty.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Market Neutral Fund

The following table represents the individual short positions and related values of equity securities underlying the equity swap basket with Morgan Stanley & Co. LLC as of April 30, 2014.

	Shares	Value
Equity Securities — Short
Australia
GrainCorp Ltd.–Class A	(3,067)	$(25,242)

Canada
Athabasca Oil Corp.	(17,900)	(159,694)
Enbridge Inc.	(2,400)	(139,122)
Paramount Resources Ltd.–Class A	(2,700)	(176,487)
Secure Energy Services Inc.	(7,100)	(152,986)
Trican Well Service Ltd.	(3,400)	(58,504)
Tourmaline Oil Corp.	(3,900)	(242,572)
		(929,365)

Denmark
Genmab A/S	(522)	(561,433)

Germany
Deutsche Wohnen AG–BR	(3,306)	(70,837)
MorphoSys AG	(417)	(35,705)
MTU Aero Engines AG	(1,261)	(118,661)
Sky Deutschland AG	(9,939)	(85,047)
TAG Immobilien AG	(1,897)	(24,088)
Volkswagen AG	(399)	(107,441)
		(441,779)

Hong Kong
Hong Kong & China Gas Co Ltd.	(41,000)	(94,556)
Shangri-La Asia Ltd.	(38,000)	(62,640)
Esprit Holdings Ltd.	(33,500)	(55,654)
		(212,850)

Japan
M3 Inc.	(11,800)	(161,827)
McDonald’s Holdings Co. Japan Ltd.	(2,100)	(58,113)
Hulic Co Ltd.	(9,000)	(108,197)
Isetan Mitsukoshi Holdings Ltd.	(10,300)	(127,957)
Mitsui Chemicals Inc.	(52,000)	(126,656)
Ono Pharmaceutical Co. Ltd.	(1,900)	(150,357)
Sawai Pharmaceutical Co. Ltd.	(1,100)	(68,111)
Rakuten Inc.	(6,400)	(82,762)
Sharp Corp/Japan	(11,000)	(27,546)
Advantest Corp.	(2,700)	(29,739)
Keyence Corp.	(300)	(115,578)
Hamamatsu Photonics KK	(700)	(31,498)
Mitsubishi Motors Corp.	(5,300)	(57,339)
Mazda Motor Corp.	(26,000)	(116,228)
Yamaha Motor Co. Ltd.	(11,100)	(171,229)
Sugi Holdings Co. Ltd.	(4,500)	(202,485)
Olympus Corp.	(5,800)	(177,013)
Asics Corp.	(1,900)	(36,967)
Nintendo Co Ltd.	(1,200)	(126,069)

	Shares	Value
Japan–(continued)
Mitsubishi Estate Co. Ltd.	(3,000)	$(67,906)
Sumitomo Realty & Development Co. Ltd.	(1,000)	(38,736)
Kintetsu Corp.	(8,000)	(28,094)
Kyushu Electric Power Co., Inc.	(9,100)	(91,774)
Fast Retailing Co. Ltd.	(100)	(31,077)
SoftBank Corp.	(600)	(44,547)
		(2,277,805)

Singapore
Jardine Cycle & Carriage Ltd.	(1,000)	(37,420)

Supranational
Dassault Systemes SA	(329)	(40,453)
Galp Energia SGPS SA	(5,967)	(103,351)
Heineken NV	(1,251)	(86,776)
IPSOS	(729)	(28,257)
Remy Cointreau SA	(2,283)	(200,769)
Koninklijke Vopak NV	(2,601)	(129,486)
Wartsila OYJ Abp	(664)	(36,976)
		(626,068)

Sweden
Volvo AB–Class B	(12,813)	(201,946)

Switzerland
Allreal Holding AG	(193)	(27,211)
Syngenta AG	(425)	(168,320)
		(195,531)

United Kingdom
G4S PLC	(15,846)	(63,137)
Intertek Group PLC	(3,740)	(183,492)
Monitise PLC	(56,202)	(63,336)
Melrose Industries PLC	(33,828)	(163,054)
Ophir Energy PLC	(17,705)	(78,794)
Polyus Gold International Ltd.	(9,397)	(29,350)
UBM PLC	(11,051)	(122,486)
Weir Group PLC (The)	(866)	(39,330)
		(742,979)

United States
ACI Worldwide Inc.	(700)	(40,005)
Arthur J Gallagher & Co.	(500)	(22,510)
Alexander & Baldwin Inc.	(3,500)	(130,585)
Amazon.com Inc.	(100)	(30,413)
Atwood Oceanics Inc.	(600)	(29,736)
Beacon Roofing Supply Inc.	(2,100)	(74,718)
BioMarin Pharmaceutical Inc.	(2,200)	(128,106)
Clean Harbors Inc.	(500)	(30,000)
Cepheid Inc.	(2,300)	(100,004)
Salesforce.com Inc.	(400)	(20,660)
Carpenter Technology Corp.	(400)	(25,120)
Cypress Semiconductor Corp.	(11,400)	(107,958)
Darden Restaurants Inc.	(400)	(19,884)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Market Neutral Fund

	Shares	Value
United States–(continued)
Duke Energy Corp.	(700)	$(52,143)
Equinix Inc.	(1,000)	(187,810)
Fastenal Co.	(3,800)	(190,304)
Gulfport Energy Corp.	(2,600)	(191,542)
Chart Industries Inc.	(1,000)	(68,220)
Genesee & Wyoming Inc.–Class A	(1,300)	(128,713)
Haemonetics Corp.	(2,700)	(81,972)
Howard Hughes Corp (The)	(200)	(28,552)
Kinder Morgan Management LLC	(2,487)	(179,561)
Liberty Global PLC–Class A	(1,000)	(39,820)
Life Time Fitness Inc.	(1,400)	(67,200)
Lululemon Athletica Inc.	(700)	(32,151)
Markel Corp.	(300)	(187,776)
Martin Marietta Materials Inc.	(200)	(24,866)
Madison Square Garden Co. (The)–Class A	(400)	(21,840)
NetSuite Inc.	(700)	(54,117)
National Instruments Corp.	(6,000)	(163,860)
NCR Corp.	(1,700)	(51,867)
Northeast Utilities	(2,000)	(94,520)
Owens Corning	(1,700)	(69,445)
Ocwen Financial Corp.	(600)	(22,740)

	Shares	Value
United States–(continued)
ONEOK Inc.	(1,100)	$(69,542)
Pentair Ltd.	(600)	(44,574)
Panera Bread Co.–Class A	(700)	(107,079)
Perrigo Co. PLC	(400)	(57,944)
PVH Corp.	(400)	(50,228)
Rackspace Hosting Inc.	(2,900)	(84,158)
RF Micro Devices Inc.	(5,900)	(49,796)
SBA Communications Corp.–Class A	(1,300)	(116,688)
Semtech Corp.	(1,700)	(40,766)
Susquehanna Bancshares Inc.	(1,900)	(19,684)
Fresh Market Inc (The)	(1,100)	(40,810)
Triumph Group Inc	(2,400)	(155,544)
Trimble Navigation Ltd.	(4,700)	(180,621)
Ulta Salon Cosmetics & Fragrance Inc.	(1,000)	(87,710)
Ultimate Software Group Inc. (The)	(200)	(23,926)
ViaSat Inc.	(3,000)	(192,630)
Vitamin Shoppe Inc.	(1,000)	(47,880)
Woodward Inc.	(1,600)	(71,728)
		(4,140,026)
Total Equity Securities — Short		$(10,392,444)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Market Neutral Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $9,421,809)	$9,837,061
Investments in affiliated money market funds, at value and cost	769,323
Total investments, at value (Cost $10,191,132)	10,606,384
Foreign currencies, at value (Cost $33,925)	32,127
Receivable for:
Deposits with brokers	5,546
Dividends	40,172
Unrealized appreciation on swap agreements — OTC	106,879
Other assets	62,030
Total assets	10,853,138

Liabilities:
Payable for:
Accrued fees to affiliates	54,439
Accrued trustees’ and officers’ fees and benefits	1,903
Accrued other operating expenses	18,551
Total liabilities	74,893
Net assets applicable to shares outstanding	$10,778,245

Net assets consist of:
Shares of beneficial interest	$10,294,112
Undistributed net investment income	34,293
Undistributed net realized gain (loss)	(70,567)
Net unrealized appreciation	520,407
$10,778,245

Net Assets:
Class A	$4,805,681
Class C	$22,708
Class R	$13,210
Class Y	$4,743,147
Class R5	$669,438
Class R6	$524,061

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	458,931
Class C	2,175
Class R	1,263
Class Y	452,546
Class R5	63,872
Class R6	50,001
Class A:
Net asset value per share	$10.47
Maximum offering price per share
(Net asset value of $10.47 ÷ 94.50%)	$11.08
Class C:
Net asset value and offering price per share	$10.44
Class R:
Net asset value and offering price per share	$10.46
Class Y:
Net asset value and offering price per share	$10.48
Class R5:
Net asset value and offering price per share	$10.48
Class R6:
Net asset value and offering price per share	$10.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Market Neutral Fund

Statement of Operations

For the period December 19, 2013 (commencement date) to April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $7,667)	$89,582
Dividends from affiliated money market funds	148
Total investment income	89,730

Expenses:
Advisory fees	46,994
Administrative services fees	18,219
Custodian fees	7,512
Distribution fees:
Class A	4,201
Class C	120
Class R	20
Transfer agent fees — A, C, R and Y	1,267
Transfer agent fees — R5	10
Transfer agent fees — R6	9
Trustees’ and officers’ fees and benefits	8,433
Registration and filing fees	38,107
Professional services fees	71,149
Other	12,690
Total expenses	208,731
Less: Fees waived and expenses reimbursed	(153,294)
Net expenses	55,437
Net investment income	34,293

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(11,698)
Foreign currencies	(6,609)
Swap agreements	(52,260)
(70,567)
Change in net unrealized appreciation (depreciation) of:
Investment securities	415,252
Foreign currencies	(1,724)
Swap agreements	106,879
520,407
Net realized and unrealized gain	449,840
Net increase in net assets resulting from operations	$484,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Market Neutral Fund

Statement of Changes in Net Assets

For the period December 19, 2013 (commencement date) to April 30, 2014

(Unaudited)

December 19, 2013 (commencement date) to 2014
Operations:
Net investment income	$34,293
Net realized gain (loss)	(70,567)
Change in net unrealized appreciation	520,407
Net increase in net assets resulting from operations	484,133

Share transactions–net:
Class A	4,591,745
Class C	21,620
Class R	12,690
Class Y	4,526,143
Class R5	641,905
Class R6	500,009
Net increase in net assets resulting from share transactions	10,294,112
Net increase in net assets	10,778,245

Net assets:
Beginning of period	—
End of period (includes undistributed net investment income of $34,293)	$10,778,245

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Market Neutral Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a positive return over a full market cycle from a broadly diversified portfolio of stocks while seeking to limit exposure to the general risks associated with stock market investing.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

11                         Invesco Global Market Neutral Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

12                         Invesco Global Market Neutral Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party make payments based on a set rate, either fixed or variable, while the other party make payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing income payable from the counterparty.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

13                         Invesco Global Market Neutral Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.25%
Over $10 billion	1.15%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.62%, 2.37%, 1.87%, 1.37%, 1.37% and 1.37% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the period December 19, 2013 (commencement date) to April 30, 2014, the Adviser waived advisory fees and reimbursed Fund level expenses of $152,007 and reimbursed class level expenses of $632, $5, $2, $629, $10 and $9 for Class A, Class C, Class Y, Class R5 and Class R6, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the period December 19, 2013 (commencement date) to April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the period December 19, 2013 (commencement date) to April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the period December 19, 2013 (commencement date) to April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period December 19, 2013 (commencement date) to April 30, 2014, IDI advised the Fund that IDI retained $21 in front-end sales commissions from the sale of Class A shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

14                         Invesco Global Market Neutral Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$120,745	$—	$120,745
Canada	635,091	—	—	635,091
Denmark	—	47,390	—	47,390
Finland	—	104,916	—	104,916
France	17,742	168,643	—	186,385
Germany	102,200	294,782	—	396,982
Ireland	—	183,694	—	183,694
Israel	53,844	49,970	—	103,814
Japan	2,143,521	112,554	—	2,256,075
Macau	101,691	—	—	101,691
Netherlands	101,354	143,156	—	244,510
New Zealand	31,112	—	—	31,112
Norway	—	67,489	—	67,489
Spain	—	21,927	—	21,927
Sweden	—	120,437	—	120,437
Switzerland	—	278,482	—	278,482
United Kingdom	—	607,507	—	607,507
United States	5,098,137	—	—	5,098,137
	8,284,692	2,321,692	—	10,606,384
Swap Agreements*	—	106,879	—	106,879
Total Investments	$8,284,692	$2,428,571	$—	$10,713,263

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk
Swap agreements(a)	$131,652	$(24,773)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on swap agreements — OTC

Effect of Derivative Investments for the period December 19, 2013 (commencement date) to April 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Swap Agreements
Realized Gain (Loss)
Total return risk	$(52,260)
Change in Unrealized Appreciation
Total return risk	106,879
Total	$54,619

15                         Invesco Global Market Neutral Fund

The table below summarizes the average notional value of swap agreements outstanding during the period December 19, 2013 (commencement date) to April 30, 2014.

Swap Agreements
AUD	(88,074)
CAD	(818,170)
CHF	(154,573)
DKK	(111,760)
EUR — Germany	(340,663)
EUR — Supranational	(488,931)
GBP	(484,435)
HKD	(1,144,443)
JPY	(208,957,595)
NOK	(847,152)
SEK	(1,332,992)
SGD	(72,820)
USD	$(4,216,934)

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Morgan Stanley & Co. LLC	$131,652	$(24,773)	$106,879	$—	$—	$106,879

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Morgan Stanley & Co. LLC	$24,773	$(24,773)	$—	$—	$—	$—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

16                         Invesco Global Market Neutral Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 19, 2013 (commencement date) to April 30, 2014 was $10,685,233 and $1,251,726, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$705,660
Aggregate unrealized (depreciation) of investment securities	(290,408)
Net unrealized appreciation of investment securities	$415,252

Cost of investments is the same for tax and financial reporting purposes.

NOTE 8—Share Information

	Summary of Share Activity
	December 19, 2013 (commencement date) to April 30, 2014(a)
	Shares	Amount
Sold:
Class A	459,009	$4,592,548
Class C	6,172	62,906
Class R	1,263	12,690
Class Y	452,651	4,527,209
Class R5	63,872	641,905
Class R6	50,001	500,009

Reacquired:
Class A	(78)	(803)
Class C	(3,997)	(41,286)
Class Y	(105)	(1,066)
Net increase in share activity	1,028,788	$10,294,112

(a)	99% of the outstanding shares of the Fund are owned by the Adviser.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/14(d)	$10.00	$0.03	$0.44	$0.47	$10.47	4.70%	$4,806	1.61	%(e)	5.69	%(e)	0.78	%(e)	14%
Class C
Six months ended 04/30/14(d)	10.00	0.00	0.44	0.44	10.44	4.40	23	2.36	(e)	6.44	(e)	0.03	(e)	14
Class R
Six months ended 04/30/14(d)	10.00	0.02	0.44	0.46	10.46	4.60	13	1.86	(e)	5.94	(e)	0.53	(e)	14
Class Y
Six months ended 04/30/14(d)	10.00	0.04	0.44	0.48	10.48	4.80	4,743	1.36	(e)	5.44	(e)	1.03	(e)	14
Class R5
Six months ended 04/30/14(d)	10.00	0.04	0.44	0.48	10.48	4.80	669	1.36	(e)	5.41	(e)	1.03	(e)	14
Class R6
Six months ended 04/30/14(d)	10.00	0.04	0.44	0.48	10.48	4.80	524	1.36	(e)	5.41	(e)	1.03	(e)	14

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of December 19, 2013 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,612, $33, $11, $4,590, $563 and $509 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

17                         Invesco Global Market Neutral Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 19, 2013 (commencement date) through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business December 19, 2013 (commencement date) through April 30, 2014).

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[3]
A	$1,000.00	$1,047.00	$6.00	$1,016.81	$8.05	1.61%
C	1,000.00	1,044.00	8.79	1,013.09	11.78	2.36
R	1,000.00	1,046.00	6.93	1,015.57	9.30	1.86
Y	1,000.00	1,048.00	5.07	1,018.05	6.80	1.36
R5	1,000.00	1,048.00	5.07	1,018.05	6.80	1.36
R6	1,000.00	1,048.00	5.07	1,018.05	6.80	1.36

[1]	The actual ending account value is based on the actual total return of the Fund for the period December 19, 2013 (commencement date) through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 133 (as of close of business December 19, 2013 (commencement date) through April 30, 2014)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

18                         Invesco Global Market Neutral Fund

Initial Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Investment Funds (Invesco Investment Funds) (the Company) is required under the Investment Company Act of 1940, as amended, to approve the Invesco Global Market Neutral Fund (the Fund) investment advisory agreements before the Fund can commence operations. During meetings held on October 29-30, 2013, the Board as a whole and the disinterested or “independent” Trustees voting separately approved (i) an amendment to the Company’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) to add the Fund, and (ii) (a) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. to add the Fund, and (b) an amendment to the Sub-Advisory Contract with Invesco PowerShares Capital Management LLC to add the Fund (the sub-advisers, the Affiliated Sub-Advisers; and the contracts, the sub-advisory contracts). In doing so, the Board followed a process similar to the process that it follows in annually reviewing and approving investment advisory agreements and sub-advisory contracts for the series portfolios of funds advised by Invesco Advisers and considered the information provided in the most recent annual review process as well as the information provided with respect to the Fund. Prior to the October 2013 meeting, the Board and the Investments Committee met on several occasions to receive, review and discuss among themselves and with Invesco Advisers the information provided with respect to the Fund. The Board (i) determined that the investment advisory agreement and sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s agreements is fair and reasonable and (ii) approved submission of the agreements to the initial shareholder of the Fund.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Fund will be assigned to one of the Sub-Committees. The Sub-Committees meet throughout the year to review the performance, fees, expenses and other matters related to their assigned Invesco Funds. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board was assisted in its review by the Senior Officer, an independent officer of the Invesco Funds, and by independent legal counsel. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

Factors and Conclusions and Summary of Evaluation of Investment Advisory and Sub-Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the existing relationship between Invesco Advisers and the Invesco Funds, as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund by Invesco Advisers are appropriate.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who may provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance

The Board did not consider the performance of the Fund because the Fund is new and has no performance history. The Board did review performance expectations for the Fund in different market environments.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board considered the proposed advisory fee schedule of the Fund and the proposed fee waivers and expense limitations that will be in place for the Fund through December 31, 2015. The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees will have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

The Board also considered comparative advisory fee data provided by Invesco Advisers with respect to comparable registered funds managed by third-party advisers. The Board noted that the advisory fee is above the Lipper Equity Market Neutral classification median fee at certain break points and that the advisory fee is the same as or lower than the fee of four key competitors identified by Invesco Advisers. The Board noted that Invesco Advisers does not advise other client accounts with investment strategies comparable to those of the Fund.

Based upon the information provided and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund would benefit from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund will share directly in economies of scale

19 Invesco Global Market Neutral Fund

through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board considered information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the Fund’s investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least December 31, 2015, the advisory fees payable by the Fund with respect to such investments. This waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers or its affiliates receive from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral from securities lending arrangements. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades and was advised that such trades will be executed in compliance with rules under the Investment Company Act of 1940, as amended.

20 Invesco Global Market Neutral Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	GMN-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Global Markets Strategy Fund
Nasdaq:
A: GMSDX ■ C: GMSEX ■ R: GMSJX ■ Y: GMSHX ■ R5: GMSKX ■ R6: GMSLX

2 Fund Performance
4 Letters to Shareholders
5 Consolidated Schedule of Investments
7 Consolidated Financial Statements
9 Notes to Consolidated Financial Statements
18 Consolidated Financial Highlights
19 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.81%
Class C Shares	-3.10
Class R Shares	-2.71
Class Y Shares	-2.71
Class R5 Shares	-2.52
Class R6 Shares	-2.71
Barclays 3-month Treasury Bellwether Index‚ (Broad Market/Style-Specific Index)*	0.05
S&P Diversified Trends Indicator Index■ (Former Style-Specific Index)*	0.11
Lipper Absolute Return Funds Index¿ (Peer Group Index)	1.75

Source(s): ‚Barclays via FactSet Research Systems Inc., ■Invesco, S&P-Dow Jones via FactSet Research

                   Systems Inc.; ¿Lipper Inc.

*	The Fund has elected to use the Barclays 3-month Treasury Bellwether Index as its style-specific index rather than the S&P Diversified Trends Indicator Index because the Barclays 3-month Treasury Bellwether Index is more aligned with the Fund’s investment objective.

The Barclays 3-month Treasury Bellwether Index measures the performance of Treasury bills with a maturity of less than three months.

    The S&P Diversified Trends Indicator Index is an investable long/short strategy that can benefit from trends (in either direction) in the global futures markets. It consists of 24 futures contracts, with a 50% weighting in financial futures and 50% weighting in commodities futures.

    The Lipper Absolute Return Funds Index is an unmanaged index considered representative of absolute return funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Global Markets Strategy Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception	-0.70%
1 Year	-7.19

Class C Shares
Inception	2.18%
1 Year	-3.34

Class R Shares
Inception	2.74%
1 Year	-1.87

Class Y Shares
Inception (9/26/12)	3.16%
1 Year	-1.52

Class R5 Shares
Inception	3.23%
1 Year	-1.42

Class R6 Shares
Inception	3.16%
1 Year	-1.52

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception	-1.41%
1 Year	-6.50

Class C Shares
Inception	1.61%
1 Year	-2.68

Class R Shares
Inception	2.19%
1 Year	-1.15

Class Y Shares
Inception (9/26/12)	2.64%
1 Year	-0.76

Class R5 Shares
Inception	2.71%
1 Year	-0.65

Class R6 Shares
Inception	2.64%
1 Year	-0.76

On August 28, 2013, Class H1 shares converted to Class Y shares.

    Class A shares incepted on August 28, 2013. Performance shown prior to that date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares. Class H1 share performance reflects any applicable fee waivers or expense reimbursements.

    Class C shares incepted on August 28, 2013. Performance shown prior to that date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares. Class H1 share performance reflects any applicable fee waivers or expense reimbursements.

    Class R shares incepted on August 28, 2013. Performance shown prior to that date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares. Class H1 share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on August 28, 2013. Performance shown prior to that date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares. Class H1 share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on August 28, 2013. Performance shown prior to that date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares. Class H1 share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.80%, 2.55%, 2.05%, 1.55%, 1.55% and 1.55%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.26%, 3.01%, 2.51%, 2.01%, 1.90% and 1.86%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

3                         Invesco Global Markets Strategy Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Global Markets Strategy Fund

Consolidated Schedule of Investments

April 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills–34.03%(a)
U.S. Treasury Bills	0.07%	06/12/14	$2,430,000	$2,429,986
U.S. Treasury Bills	0.08%	06/12/14	2,590,000	2,589,985
U.S. Treasury Bills(b)	0.06%	07/17/14	11,600,000	11,599,626
U.S. Treasury Bills(b)	0.06%	07/24/14	11,600,000	11,599,727
U.S. Treasury Bills	0.05%	07/31/14	8,340,000	8,339,577
U.S. Treasury Bills	0.07%	08/07/14	8,340,000	8,339,771
U.S. Treasury Bills	0.07%	08/28/14	9,785,000	9,784,189
U.S. Treasury Bills(b)	0.10%	01/08/15	5,800,000	5,798,170
Total U.S. Treasury Bills (Cost $60,472,734)				60,481,031

			Shares
Money Market Funds–59.20%
Liquid Assets Portfolio–Institutional Class(c)			36,995,905	36,995,905
Premier Portfolio–Institutional Class(c)			36,995,904	36,995,904
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio (Ireland)–Institutional Class(c)			31,230,106	31,230,106
Total Money Market Funds (Cost $105,221,915)				105,221,915
TOTAL INVESTMENTS–93.23% (Cost $165,694,649)				165,702,946
OTHER ASSETS LESS LIABILITIES–6.77%				12,039,700
NET ASSETS–100.00%				$177,742,646

Open Futures Contracts and Swap Agreements at Period-End(d)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long	63	September-2014	$6,696,900	$(14,582)
Cotton No. 2	Long	36	July-2014	1,697,220	71,935
Gas Oil	Short	22	June-2014	(1,982,200)	47,784
Gasoline Reformulated Blendstock Oxygenate Blending	Long	33	June-2014	4,108,658	(67,651)
Silver	Short	48	July-2014	(4,601,760)	48,554
Soybean	Long	45	July-2014	3,403,688	138,011
Soybean Oil	Short	119	July-2014	(3,006,654)	67,300
WTI Crude	Long	66	September-2014	6,427,740	44,863
Subtotal — Commodity Risk					$336,214
Australian 10 Year Bonds	Long	237	June-2014	25,733,437	424,859
Canada 10 Year Bonds	Long	293	June-2014	35,010,292	350,834
Euro Bonds	Long	165	June-2014	33,085,856	357,256
Japanese 10 Year Bonds	Long	118	June-2014	21,164,824	(640,255)
Long Gilt	Long	164	June-2014	30,548,303	329,892
U.S. Treasury 20 Year Bonds	Long	89	June-2014	12,009,438	274,146
Subtotal — Interest Rate Risk					$1,096,732
Dow Jones Eurostoxx 50 Index	Long	443	June-2014	19,328,349	1,206,248
E-Mini S&P 500 Index	Long	185	June-2014	17,370,575	254,683
FTSE 100 Index	Long	173	June-2014	19,699,059	712,227
Hang Seng Index	Long	64	May-2014	9,013,195	(85,112)
Russell 2000 Index Mini	Long	143	June-2014	16,067,480	(832,839)
Subtotal — Market Risk					$1,255,207
Total Futures Contracts					$2,688,153

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Markets Strategy Fund

Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the Barclays Capital Soymeal Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365	Long	Barclays Capital Inc.	3,030	October-2014	$3,400,035	$138,320
Receive a return equal to the Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional Amount multiplied by (ii) days in the period divided by 365	Long	Barclays Capital Inc.	10,200	October-2014	5,305,101	88,802
Receive a return equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365	Short	J.P. Morgan Securities Inc.	8,700	April-2015	(937,772)	(10,833)
Receive a return equal to the S&P GSCI Sugar Excess Return A141 Strategy and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365	Short	Goldman Sachs & Co.	1,140	February-2015	(356,600)	929
Receive a return equal to the S&P GSCI Aluminum Dynamic Roll Excess Return Index and pay the product of (i) 0.38% of the Notional Amount multiplied by (ii) days in the period divided by 365	Short	Morgan Stanley & Co. Inc.	41,200	October-2014	(4,635,881)	105,751
Subtotal — Commodity Risk						$322,969
Receive a return equal to Canada 10 Year Bond Futures multiplied by 0.01% of the Notional Value	Long	Bank of America Securities LLC	38	June-2014	4,540,584	39,253
Receive a return equal to Eurex Euro Bund Futures multiplied by 0.01% of the Notional Value	Long	Goldman Sachs & Co.	105	June-2014	21,054,636	196,067
Receive a return equal to Long Gilt Futures multiplied by 0.01% of the Notional Value	Long	Goldman Sachs & Co.	132	June-2014	24,587,658	189,263
Subtotal — Interest Rate Risk						$424,583
Total Swap Agreements						$747,552

Index Information:	Description:
Barclays Capital Soymeal Nearby Excess Return Index	– a commodity index composed of futures contracts on soybean meal

Barclays Commodity Strategy 1452 Excess Return Index	– a commodity index composed of futures contracts on copper

S&P GSCI Gold Index Excess Return	– a commodity index composed of futures contracts on gold

S&P GSCI Sugar Excess Return A141 Strategy	– a commodity index composed of futures contracts on sugar

S&P GSCI Aluminum Dynamic Roll Excess Return Index	– a commodity index composed of futures contracts on aluminum

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1L.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	Futures collateralized by $12,140,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Risk Allocation

By asset class

Asset Class	Risk Contribution	% of Net Assets as of 04/30/14*
Equity	54.7%	52.2%
Fixed Income	39.8	105.7
Commodities	5.5	8.3

*	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Markets Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $60,472,734)	$60,481,031
Investments in affiliated money market funds, at value and cost	105,221,915
Total investments, at value (Cost $165,694,649)	165,702,946
Receivable for:
Deposits with brokers for open futures contracts	12,140,000
Fund shares sold	228,938
Dividends	3,281
Fund expenses absorbed	19,364
Unrealized appreciation on swap transactions — OTC	758,385
Investment for trustee deferred compensation and retirement plans	7,931
Other assets	39,438
Total assets	178,900,283

Liabilities:
Payable for:
Fund shares reacquired	827,700
Swaps payable	365
Variation margin — futures	250,621
Accrued fees to affiliates	12,675
Accrued trustees’ and officers’ fees and benefits	1,887
Accrued other operating expenses	45,048
Trustee deferred compensation and retirement plans	8,508
Unrealized depreciation on swap transactions — OTC	10,833
Total liabilities	1,157,637
Net assets applicable to shares outstanding	$177,742,646

Net assets consist of:
Shares of beneficial interest	$181,395,956
Undistributed net investment income (loss)	(1,188,963)
Undistributed net realized gain (loss)	(5,908,349)
Net unrealized appreciation	3,444,002
$177,742,646

Net Assets:
Class A	$9,299,001
Class C	$13,684,338
Class R	$15,707
Class Y	$41,296,111
Class R5	$9,363
Class R6	$113,438,126

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	947,791
Class C	1,400,759
Class R	1,601
Class Y	4,199,662
Class R5	952
Class R6	11,536,140
Class A:
Net asset value per share	$9.81
Maximum offering price per share
(Net asset value of $9.81 ÷ 94.50%	$10.38
Class C:
Net asset value and offering price per share	$9.77
Class R:
Net asset value and offering price per share	$9.81
Class Y:
Net asset value and offering price per share	$9.83
Class R5:
Net asset value and offering price per share	$9.84
Class R6:
Net asset value and offering price per share	$9.83

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Markets Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends from affiliated money market funds	$17,752
Interest	17,507
Total investment income	35,259

Expenses:
Advisory fees	1,160,290
Administrative services fees	24,795
Custodian fees	3,948
Distribution fees:
Class A	6,245
Class C	47,398
Class R	26
Transfer agent fees — A, C, R and Y	22,606
Transfer agent fees — R6	139
Trustees’ and officers’ fees and benefits	14,561
Other	132,290
Total expenses	1,412,298
Less: Fees waived and expenses reimbursed	(184,595)
Net expenses	1,227,703
Net investment income (loss)	(1,192,444)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	194
Foreign currencies	32,265
Futures contracts	(2,295,190)
Swap agreements	(1,175,405)
(3,438,136)
Change in net unrealized appreciation (depreciation) of:
Investment securities	5,159
Futures contracts	(607,932)
Swap agreements	756,105
153,332
Net realized and unrealized gain (loss)	(3,284,804)
Net increase (decrease) in net assets resulting from operations	$(4,477,248)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Markets Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income (loss)	$(1,192,444)	$(1,378,066)
Net realized gain (loss)	(3,438,136)	2,169,842
Change in net unrealized appreciation	153,332	3,366,612
Net increase (decrease) in net assets resulting from operations	(4,477,248)	4,158,388

Distributions to shareholders from net realized gains:
Class A	(94,210)	—
Class C	(141,449)	—
Class R	(647)	—
Class Y	(692,741)	—
Class R5	(647)	—
Class R6	(6,922,506)	—
Total distributions from net realized gains	(7,852,200)	—

Share transactions–net:
Class A	8,890,157	598,916
Class C	13,379,335	809,842
Class R	6,329	10,000
Class Y	36,211,337	(4,665,740)
Class R5	—	10,000
Class R6	13,319,678	107,326,503
Net increase in net assets resulting from share transactions	71,806,836	104,089,521
Net increase in net assets	59,477,388	108,247,909

Net assets:
Beginning of period	118,265,258	10,017,349
End of period (includes undistributed net investment income (loss) of $(1,188,963) and $3,481, respectively)	$177,742,646	$118,265,258

Notes to Consolidated Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Markets Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund V Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek a positive absolute return over a complete economic and market cycle.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. On August 28, 2013, the Fund began offering Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares and the Fund’s existing H1 shares were converted to Class Y shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect

9                         Invesco Global Markets Strategy Fund

appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Global Markets Strategy Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency

11                         Invesco Global Markets Strategy Fund

contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that

12                         Invesco Global Markets Strategy Fund

developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

M.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

N.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.50%
Over $10 billion	1.25%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Effective December 17, 2013, the Adviser has contractually agreed, through at least February 28, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.80%, 2.55%, 2.05%, 1.55%, 1.55% and 1.55%, respectively, of average daily net assets. Prior to December 17, 2013, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The total annual fund operating expenses used in determining whether the Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $162,281 and reimbursed class level expenses of $2,407, $4,567, $5 and $15,335 of Class A, Class C, Class R and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average

13                         Invesco Global Markets Strategy Fund

daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $1,859 in front-end sales commissions from the sale of Class A shares and $0 and $272 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$105,221,915	$—	$—	$105,221,915
U.S. Treasury Securities	—	60,481,031	—	60,481,031
	105,221,915	60,481,031	—	165,702,946
Futures*	2,688,153	—	—	2,688,153
Swap Agreements*	—	747,552	—	747,552
Total Investments	$107,910,068	$61,228,583	$—	$169,138,651

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Commodity risk
Futures contracts(a)	$418,447	$(82,233)
Swap agreements(b)	333,802	(10,833)
Interest rate risk
Futures contracts(a)	1,736,987	(640,255)
Swap agreements(b)	424,583	—
Market risk
Futures contracts(a)	2,173,158	(917,951)
Total	$5,086,977	$(1,651,272)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the caption Unrealized appreciation on swap transactions—OTC and Unrealized depreciation on swap transactions—OTC.

14                         Invesco Global Markets Strategy Fund

Effect of Derivative Investments for the six months ended April 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures	Swap Agreements
Realized Gain (Loss)
Commodity risk	$(2,974,807)	$(1,179,873)
Interest rate risk	(412,664)	4,468
Market risk	1,092,281	—
Change in Unrealized Appreciation (Depreciation)
Commodity risk	453,899	337,680
Interest rate risk	(167,352)	418,425
Market risk	(894,479)	—
Total	$(2,903,122)	$(419,300)
The table below summarizes the average notional value of futures contracts and swap agreements, outstanding during the period.

	Futures	Swap Agreements
Average notional value	$193,431,062	$29,767,258

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Consolidated Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2014.

Assets:
	Gross amounts presented in Consolidated Statement of Assets & Liabilities(a)	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of assets presented in Consolidated Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Fund Bank of America Securities LLC(b)	$39,253	$—	$39,253	$—	$(39,253)	$—
Goldman Sachs & Co.(c)	3,910,145	(1,558,206)	2,351,939	—	—	2,351,939
Goldman Sachs & Co.(b)	385,330	—	385,330	(383,858)	—	1,472
Subtotal — Fund	$4,334,728	$(1,558,206)	$2,776,522	$(383,858)	$(39,253)	$2,353,411
Subsidiary Barclays Capital Inc.(b)	$227,122	$—	$227,122	$—	$—	$227,122
Goldman Sachs & Co.(c)	418,447	(82,233)	336,214	—	—	336,214
Goldman Sachs & Co.(b)	929	—	929	—	—	929
Morgan Stanley & Co., Inc.(b)	105,751	—	105,751	(105,751)	—	—
Subtotal — Subsidiary	$752,249	$(82,233)	$670,016	$(105,751)	$—	$564,265
Total	$5,086,977	$(1,640,439)	$3,446,538	$(489,609)	$(39,253)	$2,917,676

15                         Invesco Global Markets Strategy Fund

Liabilities:
	Gross amounts presented in Consolidated Statement of Assets & Liabilities(a)	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of liabilities presented in Consolidated Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Fund Goldman Sachs & Co.(c)	$1,558,206	$(1,558,206)	$—	$—	$—	$—
Subtotal — Fund	$1,558,206	$(1,558,206)	$—	$—	$—	$—
Subsidiary Goldman Sachs & Co.(c)	$82,233	$(82,233)	$—	$—	$—	$—
J.P. Morgan Securities Inc.(b)	11,198	—	11,198	(11,198)	—	—
Subtotal — Subsidiary	$93,431	$(82,233)	$11,198	$(11,198)	$—	$—
Total	$1,651,637	$(1,640,439)	$11,198	$(11,198)	$—	$—

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
(b)	Swap agreements counterparty.
(c)	Futures contracts counterparty.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $0 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,297
Aggregate unrealized (depreciation) of investment securities	—
Net unrealized appreciation of investment securities	$8,297

Cost of investments is the same for tax and financial reporting purposes.

16                         Invesco Global Markets Strategy Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A(b)	1,069,022	$10,628,856	57,485	$611,943
Class C(b)	1,789,287	17,875,327	76,472	815,862
Class R(b)	649	6,329	952	10,000
Class Y	5,816,010	58,189,533	10,745,861	112,322,951
Class R5(b)	—	—	952	10,000
Class R6(b)	968,299	9,483,693	10,259,039	108,224,882

Issued as reinvestment of dividends:
Class A	9,489	93,563	—	—
Class C	14,309	140,802	—	—
Class Y	69,846	689,379	—	—
Class R6	701,303	6,921,859	—	—

Reacquired:
Class A	(186,997)	(1,832,262)	(1,208)	(13,027)
Class C	(478,747)	(4,636,794)	(562)	(6,020)
Class Y	(2,332,216)	(22,667,575)	(11,110,720)	(116,988,691)
Class R6	(307,417)	(3,085,874)	(85,084)	(898,379)
Net increase in share activity	7,132,837	$71,806,836	9,943,187	$104,089,521

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
In addition, 64% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Commencement date of August 28, 2013.

17                         Invesco Global Markets Strategy Fund

NOTE 10—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/14	$10.78	$(0.08)	$(0.21)	$(0.29)	$(0.68)	$9.81	(2.72)%	$9,299	1.76	%(e)	2.07	%(e)	(1.71	)%(e)	0%
Year ended 10/31/13(d)	10.52	(0.04)	0.30	0.26	—	10.78	2.47	607	1.99	(f)	2.04	(f)	(1.92	)(f)	0
Class C
Six months ended 04/30/14	10.78	(0.12)	(0.21)	(0.33)	(0.68)	9.77	(3.10)	13,684	2.51	(e)	2.82	(e)	(2.46	)(e)	0
Year ended 10/31/13(d)	10.52	(0.05)	0.31	0.26	—	10.78	2.47	818	2.74	(f)	2.79	(f)	(2.67	)(f)	0
Class R
Six months ended 04/30/14	10.78	(0.10)	(0.19)	(0.29)	(0.68)	9.81	(2.71)	16	2.01	(e)	2.32	(e)	(1.96	)(e)	0
Year ended 10/31/13(d)	10.52	(0.04)	0.30	0.26	—	10.78	2.47	10	2.24	(f)	2.29	(f)	(2.17	)(f)	0
Class Y
Six months ended 04/30/14	10.79	(0.07)	(0.21)	(0.28)	(0.68)	9.83	(2.62)	41,296	1.51	(e)	1.82	(e)	(1.46	)(e)	0
Year ended 10/31/13	9.91	(0.19)	1.07	0.88	—	10.79	8.88	6,972	1.82		1.87		(1.75)		0
Year ended 10/31/12(d)	10.00	(0.02)	(0.07)	(0.09)	—	9.91	(0.90)	10,017	2.00	(f)	6.69	(f)	(1.87	)(f)	0
Class R5
Six months ended 04/30/14	10.79	(0.07)	(0.20)	(0.27)	(0.68)	9.84	(2.52)	9	1.52	(e)	1.73	(e)	(1.47	)(e)	0
Year ended 10/31/13(d)	10.52	(0.03)	0.30	0.27	—	10.79	2.57	10	1.75	(f)	1.80	(f)	(1.68	)(f)	0
Class R6
Six months ended 04/30/14	10.80	(0.07)	(0.22)	(0.29)	(0.68)	9.83	(2.71)	113,438	1.52	(e)	1.73	(e)	(1.47	)(e)	0
Year ended 10/31/13(d)	10.52	(0.03)	0.31	0.28	—	10.80	2.66	109,848	1.71	(f)	1.76	(f)	(1.64	)(f)	0

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of September 26, 2012 for Class Y shares and August 28, 2013 for Class A, Class C, Class R, Class R5 and Class R6 shares, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,038, $9,558, $11, $32,093, $10 and $109,279 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Annualized.

18                         Invesco Global Markets Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/14)	Expenses Paid During Period[2,4]
A	$1,000.00	$971.90	$8.61	$1,016.07	$8.80	1.76%
C	1,000.00	969.00	12.25	1,012.35	12.52	2.51
R	1,000.00	972.90	9.83	1,014.83	10.04	2.01
Y	1,000.00	972.90	7.39	1,017.31	7.55	1.51
R5	1,000.00	974.80	7.44	1,017.26	7.60	1.52
R6	1,000.00	972.90	7.44	1,017.26	7.60	1.52

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective December 17, 2013, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.80%, 2.55%, 2.05%, 1.55%, 1.55% and 1.55% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.73%, 2.48%, 1.98%, 1.48%, 1.48% and 1.48% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $8.46, $12.11, $9.69, $7.24, $7.25 and $7.24 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $8.65, $12.37, $9.89, $7.40, $7.40 and $7.40 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

19                         Invesco Global Markets Strategy Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	GMS-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Global Targeted Returns Fund
Nasdaq:
A: GLTAX ■ C: GLTCX ■ R: GLTRX ■ Y: GLTYX ■ R5: GLTFX ■ R6: GLTSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
10 Financial Statements
12 Notes to Financial Statements
22 Financial Highlights
23 Fund Expenses
24 Initial Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/19/13 (inception date) to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.20%
Class C Shares	2.90
Class R Shares	3.10
Class Y Shares	3.30
Class R5 Shares	3.30
Class R6 Shares	3.30
U.S. Treasury Bills Index‚ (Broad Market/Style-Specific Index)*	0.01
Lipper Absolute Return Funds Index‚ (Peer Group Index)*	0.84

Source(s): ‚Lipper Inc.

*	The returns for the Fund’s indexes are from 12/31/13, the month-end closest to the date of the Fund’s inception.

The U.S. Treasury Bills Index is tracked by Lipper to provide performance for the three-month US Treasury bill.

    The Lipper Absolute Return Funds Index is an unmanaged index considered representative of absolute return funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	-2.46%

Class C Shares
Inception (12/19/13)	1.90%

Class R Shares
Inception (12/19/13)	3.10%

Class Y Shares
Inception (12/19/13)	3.30%

Class R5 Shares
Inception (12/19/13)	3.30%

Class R6 Shares
Inception (12/19/13)	3.30%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Cumulative Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	-3.31%

Class C Shares
Inception (12/19/13)	1.10%

Class R Shares
Inception (12/19/13)	2.20%

Class Y Shares
Inception (12/19/13)	2.30%

Class R5 Shares
Inception (12/19/13)	2.30%

Class R6 Shares
Inception (12/19/13)	2.30%

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C,

Class R, Class Y, Class R5 and Class R6 shares was 1.80%, 2.55%, 2.05%, 1.55%, 1.55% and 1.55%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 3.09%, 3.84%, 3.34%, 2.84%, 2.74% and 2.69%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2015. See current prospectus for more information.

2                         Invesco Global Targeted Returns Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Global Targeted Returns Fund

Schedule of Investments

April 30, 2014

(Unaudited)

Affiliated Issuers–74.83%(a)

	% of Net Assets 04/30/14	Value 12/19/13 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 04/30/14	Value 04/30/14
Domestic Equity Funds–16.57%(b)
Invesco Comstock Fund	10.30%	$—	$2,761,323	$—	$119,772	$—	$11,323	118,661	$2,881,095
Invesco Diversified Dividend Fund	6.27%	—	1,657,641	—	95,046	—	7,641	99,415	1,752,687
Total Domestic Equity Funds		—	4,418,964	—	214,818	—	18,964	218,076	4,633,782

Fixed-Income Funds–12.20%(b)
Invesco High Yield Fund	12.20%	—	3,370,918	—	41,760	—	67,263	747,886	3,412,678

Foreign Equity Funds–33.07%(b)
Invesco Asia Pacific Growth Fund	12.26%	—	3,300,000	—	129,607	—	—	109,923	3,429,607
Invesco European Growth Fund	10.45%	—	2,750,000	—	173,992	—	—	71,860	2,923,992
Invesco International Growth Fund	10.36%	—	2,750,000	—	146,818	—	—	82,648	2,896,818
Total Foreign Equity Funds		—	8,800,000	—	450,417	—	—	264,431	9,250,417

Money Market Funds–12.99%
Liquid Assets Portfolio–Institutional Class	6.50%	—	19,734,697	(17,918,291)	—	—	597	1,816,406	1,816,406
Premier Portfolio–Institutional Class	6.49%	—	19,734,696	(17,918,291)	—	—	217	1,816,405	1,816,405
Total Money Market Funds		—	39,469,393	(35,836,582)	—	—	814	3,632,811	3,632,811
TOTAL AFFILIATED ISSUERS (Cost $20,222,693)	74.83%	$—	$56,059,275	$(35,836,582)	$706,995	$—	$87,041		$20,929,688
OPTIONS PURCHASED (Premiums Received $2,563,355)(c)	7.41%								2,071,984
TOTAL INVESTMENTS (Cost $22,786,048)	82.24%								$23,001,672
OTHER ASSETS LESS LIABILITIES	17.76%								4,968,606
NET ASSETS	100%								$27,970,278

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The Fund invests in Class R6 shares of the mutual funds listed.
(c)	The table below details options purchased:

Open Exchange-Traded Index Options Purchased
Description	Currency	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price	Notional Value	Value
DAX Index	EUR	Call	BNP Securities	06/19/15	43	$980	$—	$187,671
FTSE 100 Index	GBP	Call	UBS AG	12/19/14	5	660	—	26,548
FTSE 100 Index	GBP	Call	Goldman Sachs & Co.	12/19/14	34	660	—	180,530
FTSE MIB Index	EUR	Put	Goldman Sachs & Co.	06/19/15	44	190	—	148,635
Hang Seng China Enterprises Index	HKD	Put	Morgan Stanley	12/30/15	54	100	—	540,843
Hang Seng China Enterprises Index	HKD	Put	Goldman Sachs & Co.	12/30/15	7	840	—	31,601
Hang Seng China Enterprises Index	HKD	Put	J.P. Morgan Chase Bank, NA	12/30/15	5	880	—	27,151
Hang Seng China Enterprises Index	HKD	Put	Morgan Stanley	12/30/15	7	920	—	48,169
SX5E Index	EUR	Put	Morgan Stanley	06/19/15	74	260	—	89,622
SX5E Index	EUR	Put	Goldman Sachs & Co.	06/19/15	10	265	—	13,596
SX5E Index	EUR	Put	UBS AG	06/19/14	80	270	—	121,860
EURO STOXX Banks Index	EUR	Put	Morgan Stanley	12/19/14	387	120	—	61,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Targeted Returns Fund

Open Exchange-Traded Index Options Purchased — (continued)
Description	Currency	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price	Notional Value	Value
EURO STOXX Banks Index	EUR	Put	Goldman Sachs & Co.	12/19/14	35	$130	$—	$10,197
EURO STOXX Banks Index	EUR	Put	Deutsche Banc	12/18/15	42	130	—	32,338
EURO STOXX Banks Index	EUR	Put	UBS AG	12/18/15	25	140	—	26,185
EURO STOXX Banks Index	EUR	Put	Bank of America Securities LLC	12/18/15	25	140	—	26,186
EURO STOXX Banks Index	EUR	Put	Goldman Sachs & Co.	12/18/15	24	140	—	25,138
FTSE 100 Index	GBP	Put	Morgan Stanley	12/18/15	2	630	—	13,608
FTSE 100 Index	GBP	Put	UBS AG	12/18/15	9	660	—	79,696
Total — Market Risk					912			$1,691,317

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Strike Price	Notional Value	Value
AUD versus JPY	Put	Goldman Sachs & Co.	12/23/15	JPY 86	AUD 8,000,000	$297,679
AUD versus JPY	Put	Goldman Sachs & Co.	03/15/16	JPY 87	AUD 785,000	36,097
AUD versus JPY	Put	Deutsche Banc	04/05/16	JPY 90	AUD 800,000	46,891
Total — Currency Risk						$380,667
Total — Options Purchased (Premiums Received $2,563,355)						$2,071,984

Abbreviations:

AUD	– Australian Dollar
EUR	– Euro
GBP	– British Pound Sterling

HKD	– Hong Kong Dollar
JPY	– Japanese Yen

Open Exchange-Traded Index Options Written
Description	Currency	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
CAC Index	EUR	Call	BNP Securities	06/19/15	49	$420	$219,122	$—	$241,878	$(22,756)
Swiss Market Index	CHF	Call	Morgan Stanley	12/19/14	41	820	187,801	—	223,353	(35,551)
Swiss Market Index	CHF	Call	Goldman Sachs & Co.	12/19/14	5	820	20,207	—	27,238	(7,032)
IBEX 35 Index Futures	EUR	Put	Morgan Stanley	06/19/15	217	900	143,799	—	134,266	9,533
S&P 500 Index	USD	Put	Morgan Stanley	05/17/14	8	173	14,542	—	660	13,882
S&P 500 Index	USD	Put	Morgan Stanley	05/17/14	4	178	5,940	—	700	5,240
S&P 500 Index	USD	Put	Morgan Stanley	06/21/14	11	178	24,749	—	11,275	13,474
S&P 500 Index	USD	Put	Morgan Stanley	07/19/14	12	18	26,159	—	21,240	4,919
SX5E Index	EUR	Put	Morgan Stanley	06/19/15	37	295	164,847	—	96,346	68,501
SX5E Index	EUR	Put	Goldman Sachs & Co.	06/19/15	5	295	19,486	—	13,020	6,467
SX5E Index	EUR	Put	UBS Securities	06/19/15	40	300	152,484	—	115,257	37,227
Total — Market Risk					429		$979,136		$885,233	$93,904

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Strike Price	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
USD versus JPY	Put	Society Generale	09/09/14	JPY 90	$684	$375,000	$160	$525
USD versus JPY	Put	Deutsche Banc	09/09/14	JPY 90	16,875	3,750,000	1,599	15,275
USD versus JPY	Put	Goldman Sachs & Co.	12/24/15	JPY 102	401,551	6,750,000	346,232	55,319
USD versus JPY	Put	Goldman Sachs & Co.	03/15/16	JPY 101	39,926	675,000	34,755	5,171
USD versus JPY	Put	Royal Bank of Scotland Securities Inc.	04/05/16	JPY 102	38,990	700,000	40,462	(1,472)
Total — Currency Risk					$498,026		$423,208	$74,818

Abbreviations:

CHF	– Swiss Franc
EUR	– Euro

JPY	– Japanese Yen
USD	– United States Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Targeted Returns Fund

Open Exchange–Traded Swaptions Written
Description	Currency	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
5 Year Interest Rate Swap	GBP	Call	Goldman Sachs & Co.	3.02%	Receive	6 Month GBP LIBOR	02/24/21	$310,635	$8,000,000	$342,034	$(31,400)
5 Year Interest Rate Swap	GBP	Call	Barclays NA	3.06	Receive	6 Month GBP LIBOR	04/04/16	30,658	800,000	35,210	(4,552)
Total — Interest Rate Risk								$341,293		$377,244	$(35,952)
Total — Options Written								$1,818,455		$1,685,685	$132,770

Abbreviations:

GBP	– British Pound Sterling

Options Written Transactions
	Call Option Contracts			Put Option Contracts
	Number of Contracts	Notional Value	Premiums Received	Number of Contracts	Notional Value	Premiums Received
Beginning of period	—	$—	$—	—	$—	$—
Written	203	—	1,419,250	587	21,050,000	1,312,242
Closed	(108)	—	(650,827)	(217)	—	(209,691)
Exercised	—	—	—	—	—	—
Expired	—	—	—	(36)	—	(52,519)
End of period	95	$—	$768,423	334	$21,050,000	$1,050,032

Open Futures Contracts and Swap Agreements(d)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Euro Oat 10 Year	Short	9	June-2014	$(1,338,578)	$(37,099)
Subtotal — Commodity Risk					(37,099)
Long Gilt	Long	9	June-2014	1,676,431	21,112
Subtotal — Interest Rate Risk					21,112
CAA Index	Long	105	June-2014	1,108,522	33,696
FTSE 100 Index	Long	15	June-2014	1,708,011	61,750
H Shares Index	Long	32	May-2014	2,004,308	(4,428)
Dow Jones EURO STOXX 50 Index	Short	56	June-2014	(2,443,313)	(109,802)
E-Mini S&P 500 Index	Short	31	June-2014	(2,910,745)	(59,195)
MSCI AC Asia Index	Short	14	June-2014	(495,501)	(19,762)
SPI 200 Index	Short	9	June-2014	(1,143,035)	(30,868)
Russell 2000 Index Mini	Short	18	June-2014	(2,022,480)	86,275
Subtotal — Market Risk					$(42,334)
Total — Futures Contracts					$(58,321)

(d)	Futures collateralized by $1,086,552 cash held with Bank of America Securities LLC, the futures commission merchant (“FCM”).

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements
Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
CME	Pay	3 Month USD LIBOR	4.46%	March-2034	USD 375,000	$6,987
CME	Pay	3 Month USD LIBOR	4.64	December-2043	USD 3,500,000	225,279
CME	Pay	3 Month USD LIBOR	4.78	December-2033	USD 3,750,000	145,520
CME	Pay	3 Month USD LIBOR	4.26	March-2044	USD 350,000	8,104
CME	Pay	6 Month GBP LIBOR	3.06	April-2021	GBP 400,000	4,365
CME	Pay	6 Month EUR LIBOR	3.20	December-2027	EUR 5,453,250	378,065
CME	Pay	6 Month EUR LIBOR	2.85	March-2028	EUR 537,600	10,957
CME	Pay	6 Month GBP LIBOR	3.02	February-2021	GBP 4,000,000	42,942
CME	Receive	6 Month EUR LIBOR	3.43	December-2033	EUR 2,726,625	(92,375)
CME	Receive	6 Month EUR LIBOR	2.10	December-2023	EUR 3,635,500	(204,556)
CME	Receive	6 Month EUR LIBOR	3.04	December-2047	EUR 2,181,300	(231,188)
CME	Receive	6 Month EUR LIBOR	2.84	March-2048	EUR 215,040	(8,730)
CME	Receive	6 Month EUR LIBOR	1.81	March-2024	EUR 358,400	(5,052)
CME	Receive	6 Month EUR LIBOR	3.26	March-2034	EUR 268,800	(4,448)
Total — Interest Rate Swap Agreements — Interest Rate Risk						$275,870

Abbreviations:

CME	– Chicago Mercantile Exchange
EUR	– Euro
GBP	– British Pound Sterling

LIBOR	– London interbank offer rate
USD	– United States Dollar

Open Centrally Cleared Credit Default Swap Agreements
Counterparty/Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Implied Credit Spread(e)	Expiration Date	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Sell	1.00%	1.16%	June-2024	$4,592,985	$(142,394)	$55,058
Credit Suisse First Boston/ICE	Markit iTraxx Europe Senior Financial Index	Sell	1.00	0.79	June-2019	2,995,425	4,533	37,841
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Buy	(1.00)	0.70	June-2019	(4,592,985)	(66,625)	(27,143)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Crossover Index	Buy	(5.00)	2.74	June-2019	(1,187,000)	(147,588)	(21,582)
Total — Credit Default Swap Agreements — Credit Risk							$(352,074)	$44,174

Abbreviations:

ICE	– Intercontinental Exchange

(e)	Implied credit spreads represent the current level as of January 31, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value	Unrealized Appreciation
Bank of America Securities LLC	Pay	3 Month BBR	4.07%	December-2017	AUD 11,221,000	$97,598
Bank of America Securities LLC	Pay	3 Month BBR	3.91	March-2018	AUD 1,103,700	4,740
J.P. Morgan Chase Bank, NA	Receive	3 Month STIBOR	2.45	March-2024	SEK 3,173,200	6,512
Barclays NA	Receive	3 Month STIBOR	2.80	December-2023	SEK 32,651,000	229,344
Total — Interest Rate Swap Agreements — Interest Rate Risk						$338,194

Abbreviations:

AUD	– Australian Dollar
BBR	– Bank Base Rate

SEK	– Swedish Krona
STIBOR	– Stockholm interbank offer rate

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements
Counterparty	Reference Entity	Pay/Receive Variance	Variance Strike Rate	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	S&P 500 Index	Pay	17.0%	December-2014	USD (1,750)	$938
UBS	S&P 500 Index	Pay	17.2	December-2014	USD (1,750)	1,192
Bank of America Securities LLC	S&P 500 Index	Pay	18.0	December-2014	USD (1,250)	2,887
Bank of America Securities LLC	S&P 500 Index	Pay	18.0	December-2014	USD (1,750)	3,981
HSBC New York	S&P 500 Index	Pay	18.0	December-2014	USD (1,750)	3,981
HSBC New York	S&P 500 Index	Pay	18.0	December-2014	USD (1,250)	2,887
Deutsche Banc	S&P 500 Index	Pay	18.1	December-2014	USD (1,800)	3,854
Bank of America Securities LLC	S&P 500 Index	Pay	18.4	December-2014	USD (1,600)	3,845
Deutsche Banc	S&P 500 Index	Pay	18.7	December-2014	USD (17,500)	55,163
Goldman Sachs & Co.	S&P 500 Index	Pay	18.9	December-2014	USD (1,750)	4,512
Goldman Sachs & Co.	S&P 500 Index	Pay	18.9	December-2014	USD (1,750)	4,512
J.P. Morgan Chase Bank, NA	S&P 500 Index	Pay	18.9	December-2014	USD (17,500)	58,056
Goldman Sachs & Co.	Hang Seng China Enterprises Index	Receive	26.1	December-2014	HKD 13,566	(4,233)
Bank of America Securities LLC	Hang Seng China Enterprises Index	Receive	27.4	December-2014	HKD 135,664	(5,451)
HSBC New York	Hang Seng China Enterprises Index	Receive	27.5	December-2014	HKD 13,566	(7,744)
J.P. Morgan Chase Bank, NA	Hang Seng China Enterprises Index	Receive	28.0	December-2014	HKD 135,664	(88,711)
Deutsche Banc	Hang Seng China Enterprises Index	Receive	28.2	December-2014	HKD 13,566	(8,414)
Goldman Sachs & Co.	Hang Seng China Enterprises Index	Receive	28.6	December-2014	HKD 135,664	(8,452)
Deutsche Banc	Hang Seng China Enterprises Index	Receive	30.9	December-2015	HKD 158,920	(66,711)
Goldman Sachs & Co.	Hang Seng China Enterprises Index	Receive	31.4	December-2015	HKD 158,920	(7,497)
UBS	Hang Seng Index	Receive	21.0	December-2014	HKD 135,664	(2,547)
Bank of America Securities LLC	Hang Seng Index	Receive	21.4	December-2014	HKD 13,566	(3,106)
Bank of America Securities LLC	Hang Seng Index	Receive	21.8	December-2014	HKD 135,664	(5,332)
Deutsche Banc	Hang Seng Index	Receive	21.9	December-2014	HKD 13,566	(55,333)
HSBC New York	Hang Seng Index	Receive	22.0	December-2014	HKD 135,664	(5,251)
Goldman Sachs & Co.	Hang Seng Index	Receive	22.8	December-2014	HKD 13,566	(5,859)
Total — Variance Swap Agreements — Market Risk						$(128,833)

Abbreviations:

HKD	– Hong Kong Dollar
USD	– United States Dollar

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/18/2014	Bank of America Securities LLC	GBP	1,142,000	NOK	11,552,244	$1,927,784	$13,762
05/22/2014	Deutsche Banc	USD	38,222	AUD	41,000	38,027	(195)
05/22/2014	Deutsche Banc	EUR	25,000	USD	34,640	34,680	(40)
05/22/2014	Deutsche Banc	GBP	7,000	USD	11,761	11,816	(56)
05/22/2014	Deutsche Banc	USD	8,364	SEK	55,000	8,454	90
05/22/2014	State Street Bank & Trust Co.	AUD	649,646	USD	606,311	602,545	3,766
05/22/2014	State Street Bank & Trust Co.	USD	46,328	AUD	50,000	46,375	47
05/22/2014	State Street Bank & Trust Co.	CHF	1,156,453	USD	1,315,295	1,314,141	1,154
05/22/2014	State Street Bank & Trust Co.	USD	56,732	CHF	50,000	56,818	86
05/22/2014	State Street Bank & Trust Co.	EUR	1,572,709	USD	2,176,328	2,181,646	(5,318)
05/22/2014	State Street Bank & Trust Co.	USD	99,000	EUR	137,332	137,002	330
05/22/2014	State Street Bank & Trust Co.	GBP	268,548	USD	450,963	453,320	(2,357)
05/22/2014	State Street Bank & Trust Co.	HKD	5,640,000	USD	727,389	727,508	(119)
05/22/2014	State Street Bank & Trust Co.	USD	864,000	HKD	111,448	111,449	(1)
05/22/2014	State Street Bank & Trust Co.	SEK	2,027,000	USD	327,904	331,233	(3,329)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/22/2014	State Street Bank & Trust Co.	USD	43,745	SEK	287,000	$44,113	$369
06/10/2014	Bank of America Securities LLC	GBP	112,406	NOK	1,115,052	189,719	(2,306)
06/10/2014	Citigroup Global Markets Inc.	CAD	2,970,306	USD	2,666,713	2,707,283	(40,570)
06/10/2014	Citigroup Global Markets Inc.	CHF	510,370	USD	582,255	580,063	2,192
06/10/2014	Citigroup Global Markets Inc.	EUR	1,181,538	USD	1,637,704	1,638,921	(1,217)
06/10/2014	Citigroup Global Markets Inc.	GBP	672,870	USD	1,116,471	1,135,672	(19,201)
06/10/2014	Deutsche Banc	AUD	297,103	USD	264,000	275,203	(11,203)
06/10/2014	Deutsche Banc	JPY	382,200,107	AUD	4,173,000	3,751,655	126,008
06/10/2014	Deutsche Banc	AUD	615,000	JPY	57,989,580	567,690	(2,305)
06/10/2014	Deutsche Banc	USD	1,875,000	BRL	4,539,375	2,009,787	134,787
06/10/2014	Deutsche Banc	CAD	296,401	USD	267,481	270,154	(2,673)
06/10/2014	Deutsche Banc	CHF	50,083	USD	57,255	59,922	333
06/10/2014	Deutsche Banc	CLP	1,084,593,750	USD	1,875,000	1,911,036	(36,036)
06/10/2014	Deutsche Banc	CNY	4,073,850	USD	660,000	659,235	765
06/10/2014	Deutsche Banc	EUR	116,480	USD	161,407	161,570	(163)
06/10/2014	Deutsche Banc	GBP	65,945	USD	109,485	111,302	(1,817)
06/10/2014	Deutsche Banc	IDR	3,145,500,000	USD	270,000	270,767	(767)
06/10/2014	Deutsche Banc	USD	3,615,000	JPY	371,272,429	3,632,473	17,473
06/10/2014	Deutsche Banc	KRW	193,950,000	USD	180,000	187,511	(7,511)
06/10/2014	Deutsche Banc	PHP	12,090,600	USD	270,000	271,593	(1,593)
06/10/2014	Deutsche Banc	SGD	190,440	USD	150,000	151,908	(1,908)
06/10/2014	Deutsche Banc	THB	5,876,532	USD	180,000	181,273	(1,273)
06/10/2014	Goldman Sachs & Co.	JPY	35,565,915	AUD	385,000	346,192	8,649
06/10/2014	Goldman Sachs & Co.	USD	187,500	BRL	450,806	199,593	12,093
06/10/2014	Goldman Sachs & Co.	CLP	107,850,000	USD	187,500	190,030	(2,530)
06/10/2014	Goldman Sachs & Co.	CNY	407,319	USD	66,000	65,913	87
06/10/2014	Goldman Sachs & Co.	IDR	312,255,000	USD	27,000	26,879	121
06/10/2014	Goldman Sachs & Co.	JPY	35,993,760	USD	352,157	352,000	157
06/10/2014	Goldman Sachs & Co.	KRW	19,372,500	USD	18,000	18,729	(729)
06/10/2014	Goldman Sachs & Co.	PHP	1,210,140	USD	27,000	27,184	(184)
06/10/2014	Goldman Sachs & Co.	SGD	18,993	USD	15,000	15,151	(151)
06/10/2014	Goldman Sachs & Co.	THB	585,180	USD	18,000	18,051	(51)
06/10/2014	Royal Bank of Scotland Securities Inc.	USD	460,000	JPY	47,660,201	466,300	6,300
Total — forward foreign currency contracts — Currency Risk							$182,966

Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chilean Peso
CNY	– Chinese Yuan
EUR	– Euro

GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
PHP	– Philippine Peso

SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
USD	– United States Dollar

Portfolio Composition

By asset class

Asset Class	% of Total Net Assets*
Credit Default Swap	66.2%
Equities	74.7%
Equity Index Option	47.9%
Future	77.3%
FX forward	224.7%
FX option	30.2%
Interest Rate Swap	191.8%
Interest Rate Swaption	53.0%
Variance Swap	0.3%
Cash	19.1%
*	Due to the use of leverage, the percentages may not equal 100%

Risk Allocation

By asset class

Risk Type	Risk Contribution
Credit	15.0%
Currency	14.0%
Equity	34.0%
Interest Rate	27.0%
Volatility	10.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Targeted Returns Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $2,563,355)	$2,071,984
Investments in affiliated underlying funds, at value (Cost $20,222,693)	20,929,688
Total investments, at value (Cost $22,786,048)	23,001,672
Cash	1,042,085
Foreign currencies, at value (Cost $7,607,460)	7,959,104
Receivable for:
Deposits with brokers	1,324,000
Variation margin — centrally cleared swap agreements	27,942
Fund shares sold	558
Dividends — affiliated underlying funds	17,394
Swaps receivables — OTC	49,932
Unrealized appreciation on swap transactions — OTC	209,360
Other assets	67,030
Total assets	33,699,077

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	17,276
Options written, at value (premiums received $1,818,455)	1,685,685
Futures collateral due to brokers	3,535,101
Forward foreign currency contracts outstanding	141,016
Swaps payable — OTC	5,090
Variation margin — futures	296,609
Accrued fees to affiliates	12,025
Accrued trustees’ and officers’ fees and benefits	1,852
Accrued other operating expenses	34,145
Total liabilities	5,728,799
Net assets applicable to shares outstanding	$27,970,278

Net assets consist of:
Shares of beneficial interest	$27,122,919
Undistributed net investment income (loss)	(22,844)
Undistributed net realized gain (loss)	(168,854)
Net unrealized appreciation	1,039,057
$27,970,278

Net Assets:
Class A	$11,755,741
Class C	$83,271
Class R	$10,321
Class Y	$12,139,844
Class R5	$2,689,849
Class R6	$1,291,252

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,139,062
Class C	8,091
Class R	1,001
Class Y	1,175,203
Class R5	260,388
Class R6	125,001
Class A:
Net asset value per share	$10.32
Maximum offering price per share
(Net asset value of $10.32 ÷ 94.50%)	$10.92
Class C:
Net asset value and offering price per share	$10.29
Class R:
Net asset value and offering price per share	$10.31
Class Y:
Net asset value and offering price per share	$10.33
Class R5:
Net asset value and offering price per share	$10.33
Class R6:
Net asset value and offering price per share	$10.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Targeted Returns Fund

Statement of Operations

For the period December 19, 2013 (Commencement date) to April 30, 2014

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$87,041

Expenses:
Advisory fees	143,101
Administrative services fees	18,219
Custodian fees	1,957
Distribution fees:
Class A	10,410
Class C	144
Class R	18
Transfer agent fees — A, C, R and Y	2,247
Transfer agent fees — R5	13
Transfer agent fees — R6	9
Trustees’ and officers’ fees and benefits	8,433
Registration and filing fees	38,107
Professional services fees	85,345
Other	18,600
Total expenses	326,603
Less: Fees waived and expenses reimbursed	(216,718)
Net expenses	109,885
Net investment income (loss)	(22,844)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(15,249)
Foreign currencies	69,060
Forward foreign currency contracts	126,254
Futures contracts	(305,622)
Options contracts written	(80,824)
Swap agreements	37,527
(168,854)
Change in net unrealized appreciation (depreciation) of:
Investment securities	215,624
Foreign currencies	27,662
Forward foreign currency contracts	182,966
Futures contracts	(58,321)
Options contracts written	132,770
Swap agreements	538,356
1,039,057
Net realized and unrealized gain	870,203
Net increase in net assets resulting from operations	$847,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Global Targeted Returns Fund

Statement of Changes in Net Assets

For the period December 19, 2013 (Commencement date) to April 30, 2014

(Unaudited)

December 19, 2013 (Commencement date) to April 30, 2014
Operations:
Net investment income (loss)	$(22,844)
Net realized gain (loss)	(168,854)
Change in net unrealized appreciation	1,039,057
Net increase in net assets resulting from operations	847,359

Share transactions–net:
Class A	11,394,351
Class C	82,122
Class R	10,010
Class Y	11,759,703
Class R5	2,626,723
Class R6	1,250,010
Net increase in net assets resulting from share transactions	27,122,919
Net increase in net assets	27,970,278

Net assets:
Beginning of period	—
End of period (includes undistributed net investment income (loss) of $(22,844)	$27,970,278

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Targeted Returns Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek a positive total return over the long term in all market environments.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

12                         Invesco Global Targeted Returns Fund

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

13                         Invesco Global Targeted Returns Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

14                         Invesco Global Targeted Returns Fund

L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over the counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a futures commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps except payments are based on the difference between the implied and measured volatility mathematically squared.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a

15                         Invesco Global Targeted Returns Fund

swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

M.	Call Options Written and Purchased — The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period for American style options or at expiration date for European style options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.	Put Options Written and Purchased — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period for American style or on expiration date for European style so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.	Other Risks — The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
P.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.50%
Over $10 billion	1.25%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured

16                         Invesco Global Targeted Returns Fund

Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.71%, 2.46%, 1.96%, 1.46%, 1.46% and 1.46%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The total annual fund operating expenses used in determining whether the Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated underlying funds on investments by the Fund of uninvested cash in such affiliated underlying funds.

For the period December 19, 2013 (commencement date) to April 30, 2014, the Adviser waived advisory fees and reimbursed fund level expenses of $214,448 and reimbursed class level expenses of $1,111, $4, $1, $1,132, $13 and $9 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the period December 19, 2013 (commencement date) to April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the period December 19, 2013 (commencement date) to April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the period December 19, 2013 (commencement date) to April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period December 19, 2013 (commencement date) to April 30, 2014, IDI advised the Fund that IDI retained $12 in front-end sales commissions from the sale of Class A shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

17                         Invesco Global Targeted Returns Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$20,929,688	$—	$—	$20,929,688
Options Purchased	2,071,984	—	—	2,071,984
	23,001,672	—	—	23,001,672
Forward Foreign Currency Contracts*	—	182,966	—	182,966
Futures*	(58,321)	—	—	(58,321)
Options Written*	132,770	—	—	132,770
Swap Agreements*	—	538,356	—	538,356
Total Investments	$23,076,121	$721,322	$—	$23,797,443

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Commodity risk
Futures contracts(a)	$—	$(37,099)
Credit risk
Swap agreements(b)	92,899	(48,725)
Currency risk
Forward foreign currency contracts(c)	328,569	(145,603)
Options purchased(d)	—	(173,576)
Options written(e)	76,290	(1,472)
Interest rate risk
Futures contracts(a)	21,112	—
Options written(e)	—	(35,952)
Swap agreements(b)	1,160,413	(546,349)
Market risk
Futures contracts(a)	181,721	(224,055)
Options purchased(d)	92,501	(410,296)
Options written(e)	159,243	(65,339)
Swap agreements(b)	145,808	(274,641)
Total	$2,258,556	$(1,963,107)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized appreciation on swap transactions – OTC. Includes cumulative appreciation (depreciation) of centrally cleared swap agreements. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.
(c)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.
(d)	Options purchased at value as reported in the Schedule of Investments.
(e)	Values are disclosed on the Statement of Assets and Liabilities under the caption Options written, at value.

18                         Invesco Global Targeted Returns Fund

Effect of Derivative Investments for the period December 19, 2013 (commencement date) to April 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures	Forward Foreign Currency Contracts	Swap Agreements	Options(a)
Realized Gain (Loss)
Commodity risk	$(7,266)	$—	$—	$—
Credit risk	—	—	(1,205)	—
Currency risk	—	126,254	—	—
Index risk	—	—	—	—
Interest rate risk	(10,115)	—	38,709	—
Market Risk	(288,241)	—	—	(80,824)
Change in Unrealized Appreciation (Depreciation)
Commodity risk	$(37,099)	$—	$—	$—
Credit risk	—	—	44,174	—
Currency risk	—	182,966	—	74,818
Index risk	—	—	—	—
Interest rate risk	21,112	—	614,064	(35,952)
Market risk	(42,334)	—	(128,833)	93,904
Total	$(363,943)	$309,220	$566,909	$51,946

(a)	Options purchased are included in the net realized gain (loss) from investment securities and net change in unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of futures contracts, forward foreign currency contracts, swap agreements, options written and options purchased outstanding during the period.

	Futures	Forward Foreign Currency Contracts	Swap Agreements	Options Written	Options Purchased
Average notional value	$17,233,627	$32,666,812	$78,102,590	$11,193,904	$7,461,209

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

19                         Invesco Global Targeted Returns Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received		Net Amount
Counterparty				Financial Instruments	Cash
Bank of America Securities LLC(a)(b)	$121,078	$(93,407)	$27,671	$—	$–	$27,671
Bank of America Securities LLC(c)	113,051	(13,889)	99,162	—	—	99,162
Bank of America Securities LLC(e)	13,762	(2,306)	11,456	—	—	11,456
Barclays Capital Inc.(c)	277,937	(4,481)	273,456	—	—	273,456
Chicago Mercantile Exchange(c)(d)	822,219	(546,349)	275,870	—	–	275,870
Citigroup Global Markets Inc.(e)	2,192	(2,192)	—	—	—	—
Deutsche Bank Securities Inc.(c)	59,017	(59,017)	—	—	—	—
Deutsche Bank Securities Inc.(e)	279,456	(66,267)	213,189	—	—	213,189
Goldman Sachs & Co.(a)(b)	61,750	(61,750)	—	—	—	—
Goldman Sachs & Co.(c)	9,962	(9,962)	—	—	—	—
Goldman Sachs & Co.(e)	21,107	(3,645)	17,462	—	—	17,462
HSBC Securities Inc.(c)	6,868	(6,868)	—	—	—	—
IntercontinentalExchange(c)(d)	92,899	(48,725)	44,174	—	–	44,174
J.P. Morgan Securities Inc.(a)(b)	20,005	(20,005)	—	—	—	—
J.P. Morgan Securities Inc.(c)	64,568	(64,568)	—	—	—	—
Royal Bank of Scotland Securities Inc.(e)	6,300	—	6,300	—	—	6,300
State Street Bank & Trust Co.(e)	5,752	(5,752)	—	—	—	—
UBS Securities LLC(c)	1,192	(1,192)	—	—	—	—
Total	$1,979,115	$(1,010,375)	$968,740	$—	$–	$968,740

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged		Net Amount
Counterparty				Financial Instruments	Cash
Bank of America Securities LLC(a)(b)	$93,407	$(93,407)	$—	$—	$—	$—
Bank of America Securities LLC(c)	13,889	(13,889)	—	—	—	—
Chicago Mercantile Exchange(c)(d)	546,349	(546,349)	—	—	—	—
Citigroup Global Markets Inc.(e)	60,988	(2,192)	58,796	—	—	58,796
Deutsche Bank Securities Inc.(c)	130,458	(59,017)	71,441	—	—	71,441
Deutsche Bank Securities Inc.(e)	66,267	(66,267)	—	—	—	—
Goldman Sachs & Co.(a)(b)	129,564	(61,750)	67,814	—	(67,814)	—
Goldman Sachs & Co.(c)	26,041	(9,962)	16,079	—	—	16,079
Goldman Sachs & Co.(e)	3,645	(3,645)	—	—	—	—
HSBC Securities Inc.(c)	12,995	(6,868)	6,127	—	—	6,127
IntercontinentalExchange(c)(d)	48,725	(48,725)	—	—	—	—
J.P. Morgan Securities Inc.(a)(b)	38,183	(20,005)	18,178	—	(18,178)	—
J.P. Morgan Securities Inc.(c)	89,279	(66,029)	23,250	—	—	23,250
State Street Bank & Trust Co.(e)	11,124	(5,752)	5,372	—	—	5,372
UBS Securities LLC(c)	2,547	(1,192)	1,355	—	—	1,355
Total	$1,273,461	$(1,005,049)	$268,412	$—	$(85,992)	$182,420

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
(b)	Futures contracts counterparty.
(c)	Swap agreements counterparty.
(d)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements.
(e)	Forward foreign currency contracts counterparty.

20                         Invesco Global Targeted Returns Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 19, 2013 (commencement date) to April 30, 2014 was $18,671,060 and $1,521,497, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$799,496
Aggregate unrealized (depreciation) of investment securities	(583,872)
Net unrealized appreciation of investment securities	$215,624

Cost of investments is the same for tax and financial reporting purposes.

NOTE 8—Share Information

	Summary of Share Activity
	December 19, 2013 (Commencement date) to April 30, 2014
	Shares	Amount
Sold:
Class A	1,139,941	$11,403,395
Class C	8,091	82,122
Class R	1,001	10,010
Class Y	1,176,410	11,772,063
Class R5	261,046	2,633,458
Class R6	125,001	1,250,010

Reacquired:
Class A	(879)	(9,044)
Class Y	(1,207)	(12,360)
Class R5	(658)	(6,735)
Net increase in share activity	2,708,746	$27,122,919

(a)	97% of the outstanding shares of the Fund are owned by the Adviser.

21                         Invesco Global Targeted Returns Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Period ended 04/30/14(e)	$10.00	$(0.01)	$0.33	$0.32	$10.32	3.20%	$11,756	1.29	%(f)	3.57	%(f)	(0.31	)%(f)	9%
Class C
Period ended 04/30/14(e)	10.00	(0.04)	0.33	0.29	10.29	2.90	83	2.04	(f)	4.32	(f)	(1.06	)(f)	9
Class R
Period ended 04/30/14(e)	10.00	(0.02)	0.33	0.31	10.31	3.10	10	1.54	(f)	3.82	(f)	(0.56	)(f)	9
Class Y
Period ended 04/30/14(e)	10.00	(0.00)	0.33	0.33	10.33	3.30	12,140	1.04	(f)	3.32	(f)	(0.06	)(f)	9
Class R5
Period ended 04/30/14(e)	10.00	(0.00)	0.33	0.33	10.33	3.30	2,690	1.04	(f)	3.29	(f)	(0.06	)(f)	9
Class R6
Period ended 04/30/14(e)	10.00	(0.00)	0.33	0.33	10.33	3.30	1,291	1.04	(f)	3.29	(f)	(0.06	)(f)	9

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.52% for the period ended April 30, 2014.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of December 19, 2013.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11,427, $39, $10, $11,642, $1,794 and $1,268 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

22                         Invesco Global Targeted Returns Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 19, 2013 (commencement date) through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business December 19, 2013 (commencement date) through April 30, 2014).

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[3]
A	$1,000.00	$1,032.00	$4.78	$1,018.39	$6.46	1.29%
C	1,000.00	1,029.00	7.54	1,014.67	10.20	2.04
R	1,000.00	1,031.00	5.70	1,017.16	7.70	1.54
Y	1,000.00	1,033.00	3.86	1,019.63	5.21	1.04
R5	1,000.00	1,033.00	3.86	1,019.63	5.21	1.04
R6	1,000.00	1,033.00	3.86	1,019.63	5.21	1.04

[1]	The actual ending account value is based on the actual total return of the Fund for the period December 19, 2013 (commencement date) through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 133 (as of close of business December 19, 2013 (commencement date) through April 30, 2014)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

23                         Invesco Global Targeted Returns Fund

Initial Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Investment Funds (Invesco Investment Funds) (the Company) is required under the Investment Company Act of 1940, as amended, to approve the Invesco Global Targeted Returns Fund (the Fund) investment advisory agreements before the Fund can commence operations. During meetings held on October 29-30, 2013, the Board as a whole and the disinterested or “independent” Trustees voting separately approved (i) an amendment to the Company’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) to add the Fund, and (ii) (a) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. to add the Fund, and (b) an amendment to the Sub-Advisory Contract with Invesco PowerShares Capital Management LLC to add the Fund (the sub-advisers, the Affiliated Sub-Advisers; and the contracts, the sub-advisory contracts). In doing so, the Board followed a process similar to the process it follows in annually reviewing and approving investment advisory agreements and sub-advisory contracts for the series portfolios of funds advised by Invesco Advisers and considered the information provided in the most recent annual review process as well as the information provided with respect to the Fund. Prior to the October 2013 meeting, the Board and its Investments Committee met on several occasions to receive, review and discuss among themselves and with Invesco Advisers the information provided with respect to the Fund. The Board (i) determined that the investment advisory agreement and sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s agreements is fair and reasonable and (ii) approved submission of the agreements to the initial shareholder of the Fund.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Fund will be assigned to one of the Sub-Committees. The Sub-Committees meet throughout the year to review the performance, fees, expenses and other matters related to their assigned Invesco Funds. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board was assisted in its review by the Senior Officer, an independent officer of the Invesco Funds, and by independent legal counsel. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

Factors and Conclusions and Summary of Evaluation of Investment Advisory and Sub-Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the existing relationship between Invesco Advisers and the Invesco Funds, as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund by Invesco Advisers are appropriate.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who may provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance

The Board did not consider the performance of the Fund because the Fund is new and has no performance history. The Board did review performance expectations for the Fund in different market environments.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board considered the proposed advisory fee schedule of the Fund and the proposed fee and expense limitations that will be in place for the Fund through December 31, 2015. The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees will have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

The Board also considered comparative advisory fee data provided by Invesco Advisers with respect to comparable registered funds managed by third-party advisers and other accounts managed by Invesco Advisers. The Board noted that the Fund utilizes the same fee schedule as Invesco Global Markets Strategy Fund. The Board also noted that the advisory fee is above the Lipper Absolute Return classification median fee and that the advisory fee is the same as the fee of one key competitor identified by Invesco Advisers, above the fee at certain breakpoints of one key competitor and above the fee of two key competitors.

Based upon the information provided and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund would benefit from such economies of scale through

24 Invesco Global Targeted Returns Fund

contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund will share directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board considered information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the Fund’s investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by

Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least December 31, 2015, the advisory fees payable by the Fund with respect to such investments. This waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers or its affiliates receive from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral from securities lending arrangements. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades and was advised that such trades will be executed in compliance with rules under the Investment Company Act of 1940, as amended.

25 Invesco Global Targeted Returns Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	GTR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco International Total Return Fund
Nasdaq:
A: AUBAX ■ B: AUBBX ■ C: AUBCX ■ Y: AUBYX ■ R5: AUBIX ■ R6: AUBFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
8 Financial Statements
10 Notes to Financial Statements
18 Financial Highlights
19 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.61%
Class B Shares	3.22
Class C Shares	3.22
Class Y Shares	3.74
Class R5 Shares	3.74
Class R6 Shares	3.74
Barclays Global Aggregate ex-U.S. Index‚ (Broad Market/Style-Specific Index)	2.33
Lipper International Income Funds Index‚ (Peer Group Index)	2.12

Source(s): ‚Lipper Inc.

The Barclays Global Aggregate ex-U.S. Index is an unmanaged index considered representative of bonds of foreign countries.

The Lipper International Income Funds Index is an unmanaged index considered representative of international income funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco International Total Return Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	4.53%
5 Years	4.94
1 Year	0.54

Class B Shares
Inception (3/31/06)	4.31%
5 Years	4.72
1 Year	-0.84

Class C Shares
Inception (3/31/06)	4.28%
5 Years	5.04
1 Year	3.16

Class Y Shares
Inception	5.26%
5 Years	6.10
1 Year	5.20

Class R5 Shares
Inception (3/31/06)	5.35%
5 Years	6.12
1 Year	5.29

Class R6 Shares
Inception	5.14%
5 Years	5.93
1 Year	5.29

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	4.40%
5 Years	4.71
1 Year	0.77

Class B Shares
Inception (3/31/06)	4.18%
5 Years	4.50
1 Year	-0.53

Class C Shares
Inception (3/31/06)	4.16%
5 Years	4.81
1 Year	3.38

Class Y Shares
Inception	5.13%
5 Years	5.87
1 Year	5.52

Class R5 Shares
Inception (3/31/06)	5.23%
5 Years	5.89
1 Year	5.52

Class R6 Shares
Inception	5.01%
5 Years	5.70
1 Year	5.52

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.10%, 1.85%, 1.85%, 0.85%, 0.85%, and 0.85%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.68%, 2.43%, 2.43%, 1.43%, 1.16% and 1.16%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

3                         Invesco International Total Return Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco International Total Return Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Principal Amount		Value
Non U.S. Dollar Denominated Bonds & Notes–91.40%(a)
Australia–2.50%
Australia Government Bond, Series 140, Sr. Unsec. Bonds, 4.50%, 04/21/33	AUD	1,470,000	$1,369,361

Austria–1.14%
OMV AG, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.75%(b)	EUR	400,000	627,615

Belgium–5.33%
Anheuser-Busch InBev N.V., Sr. Unsec. Gtd. Medium-Term Euro Notes, 4.00%, 09/24/25	GBP	200,000	344,794
Belgium Government Bond, Series 71, Sr. Unsec. Euro Bonds, 3.75%, 06/22/45	EUR	800,000	1,269,307
Series 72, Unsec. Euro Bonds, 2.60%, 06/22/24(c)	EUR	900,000	1,307,315
			2,921,416

Brazil–1.25%
Votorantim Cimentos S.A., Sr. Unsec. Bonds, 3.25%, 04/25/21(c)	EUR	500,000	685,389

Canada–4.16%
Province of Ontario Canada, Unsec. Bonds, 3.45%, 06/02/45	CAD	2,700,000	2,279,431

Denmark–0.70%
TDC A/S, Sr. Unsec. Medium-Term Euro Notes, 3.75%, 03/02/22	EUR	250,000	386,291

France–5.52%
Banque Federative du Credit Mutuel S.A., Sr. Unsec. Medium-Term Euro Notes, 2.63%, 02/24/21	EUR	200,000	291,573
Caisse Francaise de Financement Local, Sr. Sec. Medium-Term Euro Notes, 1.80%, 05/09/17	JPY	130,000,000	1,326,600
Electricite de France, Unsec. Sub. Medium-Term Euro Notes, 4.13%(b)	EUR	200,000	285,155
France Government Bond, Euro Bonds, 4.00%, 04/25/60	EUR	570,000	975,417
Magnolia BC S.A., REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/20(c)	EUR	100,000	148,802
			3,027,547

Germany–18.22%
Bundesrepublik Deutschland, Unsec. Euro Bonds, 1.75%, 02/15/24	EUR	4,500,000	6,398,609
2.50%, 07/04/44	EUR	950,000	1,364,695

	Principal Amount		Value
Germany–(continued)
EnBW Energie Baden-Wuerttemberg AG, Jr. Unsec. Sub. Medium-Term Euro Notes, 7.38%, 04/02/72	EUR	120,000	$187,653
Kreditanstalt fur Wiederaufbau, Sr. Unsec. Gtd. Global Notes, 2.05%, 02/16/26	JPY	150,000,000	1,678,452
RWE AG, Jr. Unsec. Sub. Euro Notes, 7.00%(b)	GBP	200,000	367,400
			9,996,809

Italy–5.37%
Italy Buoni Poliennali del Tesoro, Sr. Unsec. Euro Bonds, 4.50%, 03/01/24	EUR	1,700,000	2,646,231
Manutencoop Facility Management SpA, REGS, Sr. Sec. Gtd. Euro Notes, 8.50%, 08/01/20(c)	EUR	100,000	154,857
Wind Acquisition Finance S.A., REGS, Sr. Sec. Gtd. Euro Notes, 7.38%, 02/15/18(c)	EUR	100,000	146,707
			2,947,795

Japan–3.53%
Government of Japan Forty Year Bond, Series 6, Sr. Unsec. Bonds, 1.90%, 03/20/53	JPY	192,000,000	1,936,276

Mexico–2.38%
Mexican Bonos, Series M, Sr. Unsec. Bonds, 7.75%, 05/29/31	MXN	15,800,000	1,303,322

Netherlands–5.88%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Unsec. Sub. Euro Bonds, 3.88%, 07/25/23	EUR	600,000	898,150
Series 1719A, Tranche 1, Sr. Unsec. Medium-Term Euro Notes, 1.85%, 04/12/17	JPY	90,000,000	915,137
Netherlands Government Bond, Unsec. Euro Bonds, 2.00%, 07/15/24	EUR	1,000,000	1,411,037
			3,224,324

Norway–2.69%
DNB Bank ASA, Unsec. Sub. Medium-Term Euro Notes, 4.75%, 03/08/22	EUR	250,000	378,383
Norway Government Bond, Series 476, Unsec. Bonds, 3.00%, 03/14/24	NOK	6,400,000	1,096,848
			1,475,231

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Total Return Fund

	Principal Amount		Value
Poland–7.74%
Poland Government Bond, Series 0718, Unsec. Bonds, 2.50%, 07/25/18	PLN	800,000	$257,089
Poland Government International Bond, Series 12, Sr. Unsec. Bonds, 1.05%, 11/08/17	JPY	400,000,000	3,988,986
			4,246,075

South Korea–1.77%
Korea Treasury Bond, Series 04250-1409, Sr. Unsec. Bonds, 4.25%, 09/10/14	KRW	1,000,000,000	973,263

Spain–4.85%
Spain Government Bond, Sr. Unsec. Euro Bonds, 3.80%, 04/30/24(c)	EUR	1,800,000	2,662,700

Supranational–2.74%
Asian Development Bank, Series 339-00-1, Sr. Unsec. Medium-Term Global Notes, 2.35%, 06/21/27	JPY	130,000,000	1,503,680

Sweden–1.21%
Nordea Bank AB, Unsec. Sub. Medium-Term Euro Notes, 4.63%, 02/15/22	EUR	100,000	150,585
Sweden Government Bond, Series 1053, Unsec. Bonds, 3.50%, 03/30/39	SEK	2,900,000	511,620
			662,205

United Arab Emirates–0.62%
IPIC GMTN Ltd., REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.88%, 03/14/21(c)	EUR	200,000	338,560

United Kingdom–9.11%
Abbey National Treasury Services PLC, Sr. Sec. Gtd. Mortgage-Backed Medium-Term Euro Notes, 5.25%, 02/16/29	GBP	200,000	392,242
Bakkavor Finance 2 PLC, REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(c)	GBP	105,000	189,459
Cabot Financial Luxembourg S.A., REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(c)	GBP	100,000	192,044
Direct Line Insurance Group PLC, Unsec. Sub. Gtd. Euro Notes, 9.25%, 04/27/42	GBP	150,000	325,564
Lloyds Bank PLC, Unsec. Sub. Medium-Term Euro Notes, 10.75%, 12/16/21	GBP	200,000	405,614
Lowell Group Financing PLC, REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(c)	GBP	200,000	380,289
New Look Bondco I PLC, REGS, Sr. Sec. Gtd. Euro Notes, 8.75%, 05/14/18(c)	GBP	100,000	182,336

	Principal Amount		Value
United Kingdom–(continued)
NGG Finance PLC, Unsec. Sub. Gtd. Euro Notes, 5.63%, 06/18/73	GBP	250,000	$436,679
Scottish Widows PLC, Unsec. Sub. Euro Notes, 5.50%, 06/16/23	GBP	150,000	265,146
SSE PLC, Unsec. Sub. Medium-Term Euro Notes, 5.45%(b)	GBP	400,000	699,800
Thomas Cook Finance PLC, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/15/20(c)	EUR	120,000	184,976
Travelex Financing PLC, REGS, Sr. Sec. Gtd. Euro Notes, 8.00%, 08/01/18(c)	GBP	100,000	185,291
United Kingdom Gilt, Unsec. Bonds, 2.75%, 09/07/24	GBP	690,000	1,160,052
			4,999,492

United States–4.69%
Bank of America Corp., Series 8, Sr. Unsec. Bonds, 2.31%, 06/26/17	JPY	100,000,000	1,034,321
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 2.00%, 02/22/17	JPY	150,000,000	1,535,492
			2,569,813
Total Non U.S. Dollar Denominated Bonds & Notes (Cost $48,970,234)			50,136,595

U.S. Dollar Denominated Bonds & Notes–3.33%
Japan–0.93%
Sumitomo Mitsui Financial Group Inc., Unsec. Sub. Bonds, 4.44%, 04/02/24(c)		$500,000	508,372

Morocco–0.92%
OCP S.A., Sr. Unsec. Notes, 5.63%, 04/25/24(c)		500,000	503,750

United Kingdom–0.92%
Standard Chartered PLC, Unsec. Sub. Notes, 5.70%, 03/26/44(c)		500,000	507,912

United States–0.56%
Verizon Communications, Inc., Sr. Unsec. Global Notes, 6.55%, 09/15/43		250,000	308,234
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,746,408)			1,828,268

Collateralized Mortgage Obligations–2.26%
United Kingdom–1.28%
Permanent Master Issuer PLC, Series 2009-1, Class A3, Floating Rate Pass Through Ctfs., 2.03%, 07/15/42(a)(c)(d)	EUR	500,000	698,528

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Total Return Fund

	Principal Amount		Value
United States–0.98%
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A5, 4.42%, 09/15/46	EUR	500,000	$538,788
Total Collateralized Mortgage Obligations (Cost $1,254,771)			1,237,316

	Shares
Money Market Funds–0.95%
Liquid Assets Portfolio–Institutional Class(e)		261,163	261,163
Premier Portfolio–Institutional Class(e)		261,163	261,163
Total Money Market Funds (Cost $522,326)			522,326
TOTAL INVESTMENTS–97.94% (Cost $52,493,739)			53,724,505
OTHER ASSETS LESS LIABILITIES–2.06%			1,131,598
NET ASSETS–100.00%			$54,856,103

Investment Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound Sterling
Gtd.	– Guaranteed

JPY	– Japanese Yen
Jr.	– Junior
KRW	– South Korean Won
MXN	– Mexican Peso
NOK	– Norwegian Krona
PLN	– Poland Zloty

REGS	– Regulation S
Sec.	– Secured
SEK	– Swedish Krona
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.
(b)	Perpetual bond with no specified maturity date.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2014 was $8,977,287, which represented 16.37% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2014.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Sovereign Debt	60.0%
Financials	21.3
Utilities	3.6
Industrials	2.8
Materials	2.5
Collateralized Mortgage Obligations	2.3
Telecommunication Services	1.5
Energy	1.1
Consumer Staples	1.0
Consumer Discretionary	0.9
Money Market Funds Plus Other Assets Less Liabilities	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Total Return Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $51,971,413)	$53,202,179
Investments in affiliated money market funds, at value and cost	522,326
Total investments, at value (Cost $52,493,739)	53,724,505
Foreign currencies, at value (Cost $183,467)	209,575
Receivable for:
Deposits with brokers for open futures contracts	581,434
Fund shares sold	120,031
Dividends and interest	448,444
Fund expenses absorbed	6,310
Investment for trustee deferred compensation and retirement plans	32,587
Other assets	44,644
Total assets	55,167,530

Liabilities:
Payable for:
Fund shares reacquired	57,237
Amount due custodian	31,572
Forward foreign currency contracts outstanding	39,829
Variation margin — futures	77,973
Accrued fees to affiliates	35,198
Accrued trustees’ and officers’ fees and benefits	1,939
Accrued other operating expenses	33,134
Trustee deferred compensation and retirement plans	34,545
Total liabilities	311,427
Net assets applicable to shares outstanding	$54,856,103

Net assets consist of:
Shares of beneficial interest	$52,760,238
Undistributed net investment income	230,821
Undistributed net realized gain	738,223
Net unrealized appreciation	1,126,821
$54,856,103

Net Assets:
Class A	$33,036,106
Class B	$2,243,680
Class C	$6,161,513
Class Y	$2,781,265
Class R5	$204,834
Class R6	$10,428,705

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	2,955,777
Class B	201,034
Class C	552,473
Class Y	248,961
Class R5	18,324
Class R6	933,012
Class A:
Net asset value per share	$11.18
Maximum offering price per share
(Net asset value of $11.18 ÷ 95.75%)	$11.68
Class B:
Net asset value and offering price per share	$11.16
Class C:
Net asset value and offering price per share	$11.15
Class Y:
Net asset value and offering price per share	$11.17
Class R5:
Net asset value and offering price per share	$11.18
Class R6:
Net asset value and offering price per share	$11.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Total Return Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $291)	$732,876
Dividends from affiliated money market funds	105
Total investment income	732,981

Expenses:
Advisory fees	164,503
Administrative services fees	24,795
Custodian fees	7,744
Distribution fees:
Class A	39,480
Class B	12,743
Class C	27,705
Transfer agent fees — A, B, C and Y	63,586
Transfer agent fees — R5	14
Transfer agent fees — R6	309
Trustees’ and officers’ fees and benefits	13,652
Registration and filing fees	36,759
Professional services fees	23,623
Other	23,425
Total expenses	438,338
Less: Fees waived and expenses reimbursed	(144,157)
Net expenses	294,181
Net investment income	438,800

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	983,262
Foreign currencies	(47,517)
Forward foreign currency contracts	(37,388)
Futures contracts	(147,359)
750,998
Change in net unrealized appreciation (depreciation) of:
Investment securities	657,262
Foreign currencies	7,858
Forward foreign currency contracts	30,712
Futures contracts	(79,789)
616,043
Net realized and unrealized gain	1,367,041
Net increase in net assets resulting from operations	$1,805,841

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco International Total Return Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$438,800	$850,480
Net realized gain	750,998	683,864
Change in net unrealized appreciation (depreciation)	616,043	(2,825,798)
Net increase (decrease) in net assets resulting from operations	1,805,841	(1,291,454)

Distributions to shareholders from net investment income:
Class A	(165,020)	(359,656)
Class B	(3,802)	(8,962)
Class C	(8,139)	(15,934)
Class Y	(11,494)	(13,295)
Class R5	(1,690)	(2,815)
Class R6	(60,921)	(83,371)
Total distributions from net investment income	(251,066)	(484,033)

Distributions to shareholders from net realized gains:
Class A	(627,066)	—
Class B	(54,188)	—
Class C	(109,020)	—
Class Y	(20,619)	—
Class R5	(5,529)	—
Class R6	(179,473)	—
Total distributions from net realized gains	(995,895)	—

Share transactions–net:
Class A	(310,825)	(6,485,845)
Class B	(624,188)	(1,422,159)
Class C	536,615	(2,203,851)
Class Y	1,772,885	(103,666)
Class R5	(79,182)	65,739
Class R6	1,555,155	3,335,917
Net increase (decrease) in net assets resulting from share transactions	2,850,460	(6,813,865)
Net increase (decrease) in net assets	3,409,340	(8,589,352)

Net assets:
Beginning of period	51,446,763	60,036,115
End of period (includes undistributed net investment income of $230,821 and $43,087, respectively)	$54,856,103	$51,446,763

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Total Return Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent

10                         Invesco International Total Return Fund

deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net

11                         Invesco International Total Return Fund

realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency

12                         Invesco International Total Return Fund

contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.65%
Next $250 million	0.59%
Next $500 million	0.565%
Next $1.5 billion	0.54%
Next $2.5 billion	0.515%
Next $5 billion	0.49%
Over $10 billion	0.465%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.85%, 0.85%, 0.85% and 0.85% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $80,248 and reimbursed class level expenses of $48,943, $3,949, $8,586, $2,108, $14 and $309 of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

13                         Invesco International Total Return Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $6,631 in front-end sales commissions from the sale of Class A shares and $114, $1,660 and $78 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Corporate Debt Securities	$—	$19,053,304	$—	$19,053,304
Foreign Sovereign Debt Securities	—	32,911,559	—	32,911,559
Collateralized Mortgage Obligations	—	1,237,316	—	1,237,316
Money Market Funds	522,326	—	—	522,326
	522,326	53,202,179	—	53,724,505
Forward Foreign Currency Contracts*	—	(39,829)	—	(39,829)
Futures*	(72,618)	—	—	(72,618)
Total Investments	$449,708	$53,162,350	$—	$53,612,058

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Forward foreign currency contracts(a)	$30,901	$(70,730)
Interest rate risk
Futures contracts(b)	97,026	(169,644)
Total	$127,927	$(240,374)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

14                         Invesco International Total Return Fund

Effect of Derivative Investments for the six months ended April 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures	Forward Foreign Currency Contracts
Realized Gain (Loss)
Currency risk	$—	$(37,388)
Interest rate risk	(147,359)	—
Change in Unrealized Appreciation (Depreciation)
Currency risk	—	30,712
Interest rate risk	(79,789)	—
Total	$(227,148)	$(6,676)

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Futures	Forward Foreign Currency Contracts
Average notional value	$24,276,443	$13,638,906

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/25/14	State Street Bank & Trust Co.	AUD	750,000	USD	691,343	$692,404	$(1,061)
07/25/14	State Street Bank & Trust Co.	CAD	1,500,000	USD	1,341,285	1,365,704	(24,419)
07/25/14	State Street Bank & Trust Co.	GBP	900,000	USD	1,487,421	1,518,461	(31,040)
07/25/14	State Street Bank & Trust Co.	JPY	55,000,000	USD	533,222	538,263	(5,041)
07/25/14	State Street Bank & Trust Co.	MXN	13,500,000	USD	1,020,159	1,024,569	(4,410)
07/25/14	State Street Bank & Trust Co.	USD	1,370,000	CAD	1,499,492	1,365,241	(4,759)
07/25/14	State Street Bank & Trust Co.	USD	1,495,737	GBP	900,000	1,518,461	22,724
07/25/14	State Street Bank & Trust Co.	USD	533,835	JPY	55,000,000	538,263	4,428
07/25/14	State Street Bank & Trust Co.	USD	1,020,820	MXN	13,500,000	1,024,569	3,749
Total open forward foreign currency contracts – Currency Risk							$(39,829)

Currency Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
GBP	– British Pound Sterling

JPY	– Japanese Yen
MXN	– Mexican New Peso
USD	– U.S. Dollar

Open Futures Contracts at Period-End(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Australia 10 Year Bonds	Long	10	June-2014	$1,085,799	$9,984
Canada 10 Year Bonds	Short	29	June-2014	3,465,182	(45,017)
Euro-BOBL	Short	44	June-2014	7,677,152	(25,878)
Euro Bonds	Short	35	June-2014	7,018,212	(67,001)
Euro BTP	Long	34	June-2014	3,612,529	40,148
Euro BUXL 30 Year Bonds	Long	13	June-2014	2,369,064	45,163
Long Gilt	Long	5	June-2014	931,351	1,731
U.S. Treasury 10 Year Bonds	Short	116	June-2014	14,432,938	(31,748)
Total Futures Contracts – Interest Rate Risk					$(72,618)

(a)	Futures collateralized by $581,434 cash held with Bank of America Securities LLC, the futures commission merchant.

15                         Invesco International Total Return Fund

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2014.

Assets:
Counterparty	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received		Net Amount
				Financial Instruments	Cash
Bank of America Securities LLC	$97,026	$(97,026)	$—	$—	$—	$—
State Street Bank & Trust Co.	30,901	(30,901)	—	—	—	—
Total	$127,927	$(127,927)	$—	$—	$—	$—

Liabilities:
Counterparty	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged		Net Amount
				Financial Instruments	Cash
Bank of America Securities LLC	$169,644	$(97,026)	$72,618	$—	$(72,618)	$—
State Street Bank & Trust Co.	70,730	(30,901)	39,829	—	—	39,829
Total	$240,374	$(127,927)	$112,447	$—	$(72,618)	$39,829

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2013.

16                         Invesco International Total Return Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $63,112,459 and $60,053,473, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,361,598
Aggregate unrealized (depreciation) of investment securities	(1,149,538)
Net unrealized appreciation of investment securities	$1,212,060

Cost of investments for tax purposes is $52,512,445.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	384,414	$4,213,192	774,233	$8,481,019
Class B	4,626	50,546	34,717	380,865
Class C	100,009	1,098,451	87,207	948,139
Class Y	183,553	2,025,963	112,728	1,204,773
Class R5	2,026	22,350	17,004	184,202
Class R6	127,633	1,399,981	327,372	3,547,309

Issued as reinvestment of dividends:
Class A	67,737	731,639	29,663	322,966
Class B	5,067	54,611	731	7,968
Class C	10,364	111,588	1,337	14,533
Class Y	2,307	24,902	950	10,319
Class R5	637	6,880	253	2,749
Class R6	22,261	240,394	7,686	83,371

Automatic conversion of Class B shares to Class A shares:
Class A	24,505	269,094	44,488	483,690
Class B	(24,523)	(269,094)	(44,543)	(483,690)

Reacquired:
Class A	(504,813)	(5,524,750)	(1,449,680)	(15,773,520)
Class B	(42,037)	(460,251)	(123,137)	(1,327,302)
Class C	(61,643)	(673,424)	(291,243)	(3,166,523)
Class Y	(25,708)	(277,980)	(122,041)	(1,318,758)
Class R5	(9,813)	(108,412)	(11,245)	(121,212)
Class R6	(7,734)	(85,220)	(27,131)	(294,763)
Net increase (decrease) in share activity	258,868	$2,850,460	(630,651)	$(6,813,865)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 19% of the outstanding shares are owned by an affiliated mutual fund. Affiliated mutual funds are mutual funds that are advised by Invesco.

17                         Invesco International Total Return Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/14	$11.07	$0.10	$0.29	$0.39	$(0.06)	$(0.22)	$—	$(0.28)	$11.18	3.61%	$33,036	1.10	%(e)	1.72	%(e)	1.80	%(e)	122%
Year ended 10/31/13	11.37	0.18	(0.37)	(0.19)	(0.11)	—	—	(0.11)	11.07	(1.68)	33,019	1.10		1.68		1.65		233
Year ended 10/31/12	11.63	0.16	0.20	0.36	(0.39)	(0.12)	(0.11)	(0.62)	11.37	3.42	40,771	1.10		1.57		1.46		119
Year ended 10/31/11	12.22	0.19	0.16	0.35	(0.58)	(0.36)	—	(0.94)	11.63	3.37	47,162	1.10		1.58		1.64		226
Year ended 10/31/10	11.68	0.19	0.51	0.70	(0.16)	—	—	(0.16)	12.22	6.12	32,947	1.10		1.55		1.69		203
Year ended 10/31/09	9.96	0.22	1.65	1.87	(0.14)	—	(0.01)	(0.15)	11.68	18.93	32,460	1.10		1.51		2.10		233
Class B
Six months ended 04/30/14	11.05	0.06	0.29	0.35	(0.02)	(0.22)	—	(0.24)	11.16	3.22	2,244	1.85	(e)	2.47	(e)	1.05	(e)	122
Year ended 10/31/13	11.36	0.10	(0.38)	(0.28)	(0.03)	—	—	(0.03)	11.05	(2.50)	2,850	1.85		2.43		0.90		233
Year ended 10/31/12	11.61	0.08	0.20	0.28	(0.30)	(0.12)	(0.11)	(0.53)	11.36	2.72	4,430	1.85		2.32		0.71		119
Year ended 10/31/11	12.19	0.10	0.17	0.27	(0.49)	(0.36)	—	(0.85)	11.61	2.66	5,934	1.85		2.33		0.89		226
Year ended 10/31/10	11.65	0.11	0.51	0.62	(0.08)	—	—	(0.08)	12.19	5.34	6,591	1.85		2.30		0.94		203
Year ended 10/31/09	9.94	0.14	1.64	1.78	(0.06)	—	(0.01)	(0.07)	11.65	18.00	9,026	1.85		2.26		1.35		233
Class C
Six months ended 04/30/14	11.04	0.06	0.29	0.35	(0.02)	(0.22)	—	(0.24)	11.15	3.22	6,162	1.85	(e)	2.47	(e)	1.05	(e)	122
Year ended 10/31/13	11.35	0.10	(0.38)	(0.28)	(0.03)	—	—	(0.03)	11.04	(2.50)	5,562	1.85		2.43		0.90		233
Year ended 10/31/12	11.61	0.07	0.20	0.27	(0.30)	(0.12)	(0.11)	(0.53)	11.35	2.63	8,016	1.85		2.32		0.71		119
Year ended 10/31/11	12.19	0.10	0.17	0.27	(0.49)	(0.36)	—	(0.85)	11.61	2.65	10,782	1.85		2.33		0.89		226
Year ended 10/31/10	11.66	0.11	0.50	0.61	(0.08)	—	—	(0.08)	12.19	5.24	9,165	1.85		2.30		0.94		203
Year ended 10/31/09	9.94	0.14	1.65	1.79	(0.06)	—	(0.01)	(0.07)	11.66	18.10	13,887	1.85		2.26		1.35		233
Class Y
Six months ended 04/30/14	11.06	0.11	0.29	0.40	(0.07)	(0.22)	—	(0.29)	11.17	3.74	2,781	0.85	(e)	1.47	(e)	2.05	(e)	122
Year ended 10/31/13	11.37	0.21	(0.39)	(0.18)	(0.13)	—	—	(0.13)	11.06	(1.52)	982	0.85		1.43		1.90		233
Year ended 10/31/12	11.63	0.19	0.20	0.39	(0.42)	(0.12)	(0.11)	(0.65)	11.37	3.68	1,105	0.85		1.32		1.71		119
Year ended 10/31/11	12.22	0.22	0.16	0.38	(0.61)	(0.36)	—	(0.97)	11.63	3.63	1,322	0.85		1.33		1.89		226
Year ended 10/31/10	11.68	0.22	0.51	0.73	(0.19)	—	—	(0.19)	12.22	6.39	726	0.85		1.30		1.94		203
Year ended 10/31/09	9.96	0.26	1.64	1.90	(0.17)	—	(0.01)	(0.18)	11.68	19.22	284	0.85		1.26		2.35		233
Class R5
Six months ended 04/30/14	11.07	0.11	0.29	0.40	(0.07)	(0.22)	—	(0.29)	11.18	3.74	205	0.85	(e)	1.17	(e)	2.05	(e)	122
Year ended 10/31/13	11.37	0.21	(0.38)	(0.17)	(0.13)	—	—	(0.13)	11.07	(1.43)	282	0.85		1.16		1.90		233
Year ended 10/31/12	11.63	0.19	0.20	0.39	(0.42)	(0.12)	(0.11)	(0.65)	11.37	3.68	221	0.85		1.07		1.71		119
Year ended 10/31/11	12.22	0.22	0.16	0.38	(0.61)	(0.36)	—	(0.97)	11.63	3.63	4,696	0.85		1.08		1.89		226
Year ended 10/31/10	11.68	0.22	0.51	0.73	(0.19)	—	—	(0.19)	12.22	6.39	4,457	0.85		1.03		1.94		203
Year ended 10/31/09	9.96	0.25	1.65	1.90	(0.17)	—	(0.01)	(0.18)	11.68	19.22	27,008	0.85		1.01		2.35		233
Class R6
Six months ended 04/30/14	11.07	0.11	0.29	0.40	(0.07)	(0.22)	—	(0.29)	11.18	3.74	10,429	0.85	(e)	1.17	(e)	2.05	(e)	122
Year ended 10/31/13	11.37	0.21	(0.38)	(0.17)	(0.13)	—	—	(0.13)	11.07	(1.43)	8,752	0.85		1.16		1.90		233
Year ended 10/31/12(f)	11.40	0.02	(0.05)	(0.03)	—	—	—	—	11.37	(0.26)	5,493	0.85	(g)	1.10	(g)	1.71	(g)	119

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Class R5 shares, which were less than $0.005 per share for fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $31,846, $2,560, $5,587, $1,372, $263 and $9,399 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

18                         Invesco International Total Return Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,036.10	$5.55	$1,019.34	$5.51	1.10%
B	1,000.00	1,032.20	9.32	1,015.62	9.25	1.85
C	1,000.00	1,032.20	9.32	1,015.62	9.25	1.85
Y	1,000.00	1,037.40	4.29	1,020.58	4.26	0.85
R5	1,000.00	1,037.40	4.29	1,020.58	4.26	0.85
R6	1,000.00	1,037.40	4.29	1,020.58	4.26	0.85

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco International Total Return Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	ITR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Long/Short Equity Fund
Nasdaq:
A: LSQAX ■ C: LSQCX ■ R: LSQRX ■ Y: LSQYX ■ R5: LSQFX ■ R6: LSQSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
11 Financial Statements
13 Notes to Financial Statements
18 Financial Highlights
19 Fund Expenses
20 Initial Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/19/13 (inception date) to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.60%
Class C Shares	10.20
Class R Shares	10.50
Class Y Shares	10.70
Class R5 Shares	10.70
Class R6 Shares	10.70
S&P 500 Index‚ (Broad Market Index)*	2.56
Citi US T-Bill 3 Month Index TR■ (Style-Specific Index)*	0.02
Lipper Long/Short Equity Index■ (Peer Group Index)*	0.51

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Lipper Inc.

*	The returns for the Fund’s indexes are from 12/31/13, the month-end closest to the date of the Fund’s inception.

The S&P 500 Index is an unmanaged index considered representative of the US stock market.

The Citi US T-Bill 3 Month Index TR is an unmanaged index representative of three-month Treasury bills.

The Lipper Long/Short Equity Index is a pooled fund index consisting of funds that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options or equity index options.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	4.54%

Class C Shares
Inception (12/19/13)	9.20%

Class R Shares
Inception (12/19/13)	10.50%

Class Y Shares
Inception (12/19/13)	10.70%

Class R5 Shares
Inception (12/19/13)	10.70%

Class R6 Shares
Inception (12/19/13)	10.70%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset

Cumulative Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	-0.28%

Class C Shares
Inception (12/19/13)	4.30%

Class R Shares
Inception (12/19/13)	5.40%

Class Y Shares
Inception (12/19/13)	5.60%

Class R5 Shares
Inception (12/19/13)	5.60%

Class R6 Shares
Inception (12/19/13)	5.60%

value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.87%, 2.62%, 2.12%, 1.62%, 1.62% and 1.62%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 3.12%, 3.87%, 3.37%, 2.87%, 2.76% and 2.71%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2015. See current prospectus for more information.

2                         Invesco Long/Short Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Long/Short Equity Fund

Schedule of Investments(a)

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.08%
Aerospace & Defense–1.54%
L-3 Communications Holdings, Inc.	2,240	$258,429

Agricultural Products–0.03%
Archer-Daniels-Midland Co.	100	4,373

Airlines–1.57%
Southwest Airlines Co.	10,850	262,244

Aluminum–1.66%
Alcoa Inc.	20,590	277,347

Asset Management & Custody Banks–1.37%
Legg Mason, Inc.	4,880	228,823

Auto Parts & Equipment–1.32%
Lear Corp.	2,660	220,940

Building Products–0.09%
Allegion PLC	300	14,805

Casinos & Gaming–1.36%
MGM Resorts International(b)	9,010	227,322

Coal & Consumable Fuels–1.60%
Peabody Energy Corp.	14,070	267,471

Communications Equipment–1.58%
Juniper Networks, Inc.(b)	10,700	264,183

Computer & Electronics Retail–2.51%
Best Buy Co., Inc.	6,420	166,471
GameStop Corp.–Class A	6,380	253,158
		419,629

Computer Storage & Peripherals–1.52%
Lexmark International, Inc.–Class A	5,920	254,560

Construction Machinery & Heavy Trucks–0.93%
AGCO Corp.	2,810	156,517

Consumer Electronics–3.22%
Garmin Ltd.	4,640	264,944
Harman International Industries, Inc.	2,510	275,121
		540,065

Data Processing & Outsourced Services–4.12%
Computer Sciences Corp.	4,410	260,984
Western Union Co. (The)	12,020	190,757
Xerox Corp.	19,680	237,931
		689,672

Diversified Support Services–0.69%
Cintas Corp.	1,970	116,092

	Shares	Value
Electric Utilities–3.04%
Edison International	3,260	$184,386
Entergy Corp.	3,420	247,950
FirstEnergy Corp.	2,280	76,950
		509,286

Electrical Components & Equipment–0.33%
Rockwell Automation, Inc.	470	56,015

Electronic Manufacturing Services–1.56%
Flextronics International Ltd.(b)	29,060	261,249

Fertilizers & Agricultural Chemicals–1.54%
CF Industries Holdings, Inc.	1,050	257,429

Gas Utilities–1.55%
National Fuel Gas Co.	3,520	259,213

Gold–0.87%
Franco-Nevada Corp. (Canada)	3,030	145,955

Health Care Equipment–4.34%
Boston Scientific Corp.(b)	16,940	213,613
C.R. Bard, Inc.	1,880	258,180
CareFusion Corp.(b)	5,130	200,378
St. Jude Medical, Inc.	870	55,219
		727,390

Health Care Services–1.26%
Omnicare, Inc.	3,560	211,001

Home Entertainment Software–2.97%
Activision Blizzard, Inc.	11,780	235,718
Electronic Arts Inc.(b)	9,250	261,775
		497,493

Household Products–1.15%
Energizer Holdings, Inc.	1,730	193,224

Human Resource & Employment Services–2.66%
Manpowergroup Inc.	3,230	262,728
Towers Watson & Co.–Class A	1,630	182,919
		445,647

Independent Power Producers & Energy Traders–1.54%
AES Corp. (The)	17,910	258,800

Industrial Machinery–2.19%
ITT Corp.	2,350	101,379
SPX Corp.	2,610	265,802
		367,181

Integrated Oil & Gas–1.26%
Murphy Oil Corp.	3,320	210,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Long/Short Equity Fund

	Shares	Value
Internet Software & Services–2.72%
AOL Inc.(b)	4,620	$197,782
VeriSign, Inc.(b)	5,470	258,075
		455,857

Investment Banking & Brokerage–1.13%
E*TRADE Financial Corp.(b)	5,950	133,578
TD Ameritrade Holding Corp.	1,740	55,506
		189,084

Life & Health Insurance–2.12%
Lincoln National Corp.	3,980	193,070
Unum Group	4,900	162,778
		355,848

Life Sciences Tools & Services–0.24%
Agilent Technologies, Inc.	730	39,449

Managed Health Care–0.35%
Humana Inc.	530	58,168

Mortgage REIT’s–0.10%
Annaly Capital Management Inc.	1,500	17,325

Multi-Line Insurance–1.66%
Assurant, Inc.	3,340	225,149
Hartford Financial Services Group, Inc. (The)	1,470	52,729
		277,878

Multi-Utilities–0.51%
Public Service Enterprise Group Inc.	2,090	85,627

Office Services & Supplies–1.68%
Pitney Bowes Inc.	10,500	281,400

Oil & Gas Drilling–3.57%
Helmerich & Payne, Inc.	2,590	281,403
Nabors Industries Ltd.	12,380	315,938
		597,341

Oil & Gas Equipment & Services–0.22%
Cameron International Corp.(b)	560	36,378

Oil & Gas Exploration & Production–5.43%
Chesapeake Energy Corp.	790	22,712
Encana Corp. (Canada)	11,320	262,737
EQT Corp.	1,390	151,496
Penn West Petroleum Ltd. (Canada)	23,610	213,907
Whiting Petroleum Corp.(b)	3,500	258,020
		908,872

Oil & Gas Refining & Marketing–1.71%
HollyFrontier Corp.	4,890	257,165
Valero Energy Corp.	510	29,157
		286,322

Packaged Foods & Meats–1.56%
Tyson Foods, Inc.–Class A	6,240	261,893

	Shares	Value
Paper Packaging–1.04%
Sealed Air Corp.	5,100	$174,981

Research & Consulting Services–1.41%
Dun & Bradstreet Corp. (The)	2,140	237,026

Retail REIT’s–1.42%
Kimco Realty Corp.	10,350	237,222

Semiconductors–3.05%
NVIDIA Corp.	13,820	255,255
Skyworks Solutions, Inc.	6,210	254,921
		510,176

Soft Drinks–1.53%
Dr Pepper Snapple Group, Inc.	4,640	257,149

Specialized Finance–1.54%
NASDAQ OMX Group, Inc. (The)	7,000	258,300

Specialized Properties REIT’s–1.58%
Extra Space Storage Inc.	5,050	264,266

Specialty Stores–1.00%
Staples, Inc.	13,380	167,250

Steel–0.76%
United States Steel Corp.	4,870	126,717

Systems Software–1.39%
CA, Inc.	6,210	187,169
Symantec Corp.	2,270	46,036
		233,205

Technology Hardware, Storage & Peripherals–1.94%
NetApp, Inc.	7,310	260,309
SanDisk Corp.	760	64,577
		324,886

Tobacco–0.05%
Lorillard, Inc.	150	8,912
Total Common Stocks & Other Equity Interests (Cost $14,568,579)		15,254,475

Money Market Funds–17.64%
Liquid Assets Portfolio– Institutional Class(c)	1,476,864	1,476,864
Premier Portfolio–Institutional Class(c)	1,476,863	1,476,863
Total Money Market Funds (Cost $2,953,727)		2,953,727
TOTAL INVESTMENTS–108.72% (Cost $17,522,306)		18,208,202
OTHER ASSETS LESS LIABILITIES–(8.72)%		(1,460,887)
NET ASSETS–100.00%		$16,747,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Long/Short Equity Fund

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Investments(1)

as of April 30, 2014

	Portfolio Holdings	Reference Entities	Total
Information Technology	6.6%	13.0%	19.6%
Consumer Discretionary	3.0	11.9	14.9
Energy	4.4	9.1	13.5
Health Care	2.0	10.0	12.0
Industrials	4.2	7.5	11.7
Financials	3.5	7.1	10.6
Materials	1.9	2.6	4.5
Consumer Staples	1.4	2.2	3.6
Utilities	2.1	1.0	3.1
Telecommunication Services	—	0.9	0.9
Money Market Funds Plus Other Assets Less Liabilities	5.6	—	5.6
Total	34.7%	65.3%	100.0%

(1)	Investments include the Total Investments on the Schedule of Investments and the Gross Values of the Reference Entities.

Total return swaps outstanding as of April 30, 2014 were as follows:

Reference Entity	Counterparty	Expiration Dates	Floating Rate Index(1)	Notional Amount	Unrealized Appreciation(4)		Total Reference Entity
Equity Securities Long	Morgan Stanley & Co. LLC	12/21/2015	Federal Funds floating rate	$17,173,979	$74,192	(2)	$17,239,556
Equity Securities Short	Morgan Stanley & Co. LLC	12/21/2015	Federal Funds floating rate	(17,449,921)	205,989	(3)	(17,230,514)
					$280,181

(1)	The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(2)	Amount includes $8,615 of dividends receivable long and financing fees receivable from the Fund to the counterparty.
(3)	Amount includes $(13,418) of dividends receivable short and financing fees payable from the Fund to the counterparty.
(4)	Swaps collateralized by $48,401 cash held with Morgan Stanley & Co. LLC, the Counterparty.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. LLC as of April 30, 2014.

	Shares	Value
Equity Securities Long
Aerospace & Defense
Boeing Co. (The)	2,020	$260,620
General Dynamics Corp.–Class C	2,390	261,586
Lockheed Martin Corp.	1,600	262,624
Northrop Grumman Corp.	2,160	262,462
Raytheon Co.	2,700	257,796
		1,305,088

Agricultural Products
Archer-Daniels-Midland Co.	5,690	248,824

Air Freight & Logistics
FedEx Corp.	1,510	205,738

Airlines
Southwest Airlines Co.	490	11,843

Aluminum
Alcoa Inc.	940	12,662

Asset Management & Custody Banks
Ameriprise Financial, Inc.	1,840	205,399
Franklin Resources, Inc.	3,400	177,990
		383,389

Biotechnology
Alexion Pharmaceuticals, Inc.	1,700	268,940
Celgene Corp.	1,500	220,515
		489,455

Casinos & Gaming
Wynn Resorts Ltd.	1,300	265,057

Communications Equipment
Cisco Systems, Inc.	11,160	257,908
QUALCOMM, Inc.	3,290	258,956
		516,864

Computer & Electronics Retail
Best Buy Co., Inc.	2,330	60,417

Computer Hardware
Apple Inc.	420	247,838
Hewlett-Packard Co.	7,980	263,819
		511,657

Computer Storage & Peripherals
Western Digital Corp.	2,940	258,955

Construction & Farm Machinery & Heavy Trucks
Caterpillar Inc.	2,460	259,284

Consumer Finance
Capital One Financial Corp.	3,300	243,870
Discover Financial Services	4,630	258,817
		502,687

Data Processing & Outsourced Services
Western Union Co. (The)	340	5,396

	Shares	Value
Diversified Chemicals
Dow Chemical Co. (The)	5,430	$270,957

Diversified REIT’s
Vornado Realty Trust	2,520	258,552

Electric Utilities
Edison International	1,350	76,356
Exelon Corp.	3,240	113,497
FirstEnergy Corp.	5,200	175,500
		365,353

Electrical Components & Equipment
Rockwell Automation, Inc.	1,410	168,044

Electronic Components
Corning Inc.	12,200	255,102

Health Care Distributors
Cardinal Health, Inc.	3,750	260,663
McKesson Corp.	1,350	228,407
		489,070

Health Care Equipment
Boston Scientific Corp.	1,400	17,654
Medtronic, Inc.	3,670	215,869
St. Jude Medical, Inc.	2,630	166,926
Stryker Corp.	2,650	206,038
		606,487

Home Entertainment Software
Activision Blizzard, Inc.	1,510	30,215

Human Resource & Employment Services
Manpowergroup Inc.	20	1,627

Hypermarkets & Super Centers
Wal-Mart Stores, Inc.	2,950	235,145

Industrial Conglomerates
General Electric Co.	9,590	257,875

Integrated Oil & Gas
Suncor Energy, Inc.	6,830	263,638

Integrated Telecommunication Services
AT&T Inc.	7,330	261,681

Internet Software & Services
Google Inc.	80	42,133

Investment Banking & Brokerage
E*TRADE Financial Corp.	5,840	131,108
TD Ameritrade Holding Corp.	5,250	167,475
		298,583

IT Consulting & Other Services
International Business Machines Corp.	1,200	235,764

Life & Health Insurance
Lincoln National Corp.	120	5,821
MetLife, Inc.	4,240	221,964
Prudential Financial, Inc.	2,240	180,723
		408,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Long/Short Equity Fund

	Shares	Value
Life Sciences Tools & Services
Agilent Technologies, Inc.	2,770	$149,691

Managed Health Care
Humana Inc.	1,600	175,600
UnitedHealth Group Inc.	3,390	254,386
WellPoint, Inc.	2,420	243,646
		673,632

Multi-Line Insurance
American International Group, Inc.	4,930	261,931
Hartford Financial Services Group, Inc. (The)	4,470	160,339
		422,270

Multi-Utilities
Public Service Enterprise Group Inc.	4,240	173,713

Office Electronics
Xerox Corp.	920	11,123

Oil & Gas Equipment & Services
Baker Hughes Inc.	3,950	276,105
Cameron International Corp.	3,420	222,163
National Oilwell Varco Inc.	3,330	261,505
		759,773

Oil & Gas Exploration & Production
Anadarko Petroleum Corp.	2,650	262,403
Canadian Natural Resources Ltd.	6,560	267,451
Chesapeake Energy Corp.	8,290	238,338
Devon Energy Corp.	3,580	250,600
Encana Corp.	520	12,069
EOG Resources, Inc.	2,690	263,620
Marathon Oil Corp.	6,090	220,154
Southwestern Energy Co.	5,390	258,073
		1,772,708

Oil & Gas Refining & Marketing
Marathon Petroleum Corp.	2,770	257,472
Phillips 66	3,060	254,653
Valero Energy Corp.	3,920	224,106
		736,231

	Shares	Value
Other Diversified Financial Services
Citigroup Inc.	2,250	$107,798

Pharmaceuticals
Eli Lilly and Co.	4,350	257,085
Merck & Co, Inc.	4,540	265,862
Pfizer Inc.	8,030	251,178
		774,125

Property & Casualty Insurance
Travelers Cos., Inc. (The)	2,400	217,392

Railroads
Norfolk Southern Corp.	1,800	170,154

Retail REIT’s
Simon Property Group, Inc.	1,500	259,800

Semiconductors
Intel Corp.	8,410	224,463
Micron Technology, Inc.	8,950	233,774
		458,237

Specialized Finance
NASDAQ OMX Group, Inc. (The)	80	2,952

Specialized REIT’s
Public Storage	1,450	254,489

Specialty Stores
Staples, Inc.	1,200	14,999

Systems Software
Symantec Corp.	6,460	131,008

Technology Hardware, Storage & Peripherals
SanDisk Corp.	2,320	197,129
Seagate Technology PLC	4,020	211,371
		408,500

Tobacco
Lorillard, Inc.	4,290	254,911
Total Equity Securities Long		$17,239,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Long/Short Equity Fund

	Shares	Value
Equity Securities Short
Airlines
United Continental Holdings Inc.	(6,510)	$(266,064)

Apparel Retail
Abercrombie & Fitch Co.	(360)	(13,234)
L Brands, Inc.–Class A	(4,060)	(220,052)
Urban Outfitters, Inc.	(6,350)	(226,409)
		(459,695)

Apparel, Accessories & Luxury Goods
Lululemon Athletica Inc.–Class A	(5,650)	(259,505)
PVH Corp.–Class A	(2,050)	(257,419)
		(516,924)

Application Software
Citrix Systems, Inc.	(3,340)	(198,095)
Nuance Communications, Inc.–Class A	(13,540)	(217,859)
Salesforce.com, Inc.	(5,200)	(268,580)
Splunk, Inc.	(4,820)	(263,027)
Workday, Inc.	(3,790)	(276,935)
		(1,224,496)

Auto Parts & Equipment
Johnson Controls, Inc.	(5,850)	(264,069)

Automobile Manufacturers
Tesla Motors, Inc.	(1,250)	(259,863)

Automotive Retail
CarMax, Inc.	(5,910)	(258,740)

Biotechnology
Biogen Idec Inc.	(900)	(258,408)
BioMarin Pharmaceutical Inc.–Class A	(4,440)	(258,541)
Gilead Sciences, Inc.–Class A	(1,930)	(151,486)
Pharmacyclics, Inc.	(2,780)	(262,932)
Vertex Pharmaceuticals Inc.	(2,410)	(163,157)
		(1,094,524)

Broadcasting
Charter Communications, Inc.	(1,820)	(246,665)

Building Products
Fortune Brands Home & Security Inc.	(6,470)	(257,830)

Computer Hardware
NCR Corp.	(7,720)	(235,537)

Department Stores
J.C. Penney Co., Inc.	(29,370)	(250,232)
Sears Holdings Corp.	(3,410)	(149,392)
		(399,624)

Diversified
Digital Realty Trust, Inc.	(2,800)	(149,520)

Diversified Chemicals
Eastman Chemical Co.	(2,440)	(212,695)

	Shares	Value
Electronic Manufacturing Services
Trimble Navigation Ltd.	(6,650)	$(255,560)

Fertilizers & Agricultural Chemicals
Agrium Inc.	(2,080)	(199,826)

Food Retail
Whole Foods Market, Inc.	(5,110)	(253,967)

General Merchandise Stores
Family Dollar Stores, Inc.–Class C	(4,370)	(256,738)

Health Care Equipment
Intuitive Surgical, Inc.	(680)	(245,956)

Health Care Facilities
Tenet Healthcare Corp.	(5,520)	(248,842)

Health Care Services
Catamaran Corp.	(6,590)	(248,773)

Home Furnishings
Mohawk Industries, Inc.	(1,910)	(252,903)

Homebuilding
D.R. Horton, Inc.	(11,330)	(252,432)
Lennar Corp.	(5,900)	(227,681)
		(480,113)

Industrial Machinery
Stanley Black & Decker Inc.	(2,630)	(225,891)

Integrated Oil & Gas
Chevron Corp.	(2,030)	(254,806)

Internet Retail
Amazon.com, Inc.	(860)	(261,552)
Lands’ End, Inc.	(1,025)	(28,341)
TripAdvisor Inc.	(3,300)	(266,442)
		(556,335)

Internet Software & Services
eBay Inc.	(4,760)	(246,711)
Equinix, Inc.	(1,400)	(262,934)
LinkedIn Corp.	(1,700)	(260,899)
Rackspace Hosting, Inc.	(9,070)	(263,211)
		(1,033,755)

IT Consulting & Other Services
CGI Group Inc.–Class A	(6,070)	(218,945)
Teradata Corp.	(4,650)	(211,389)
		(430,334)

Leisure Products
Mattel, Inc.	(6,650)	(260,780)

Mortgage REIT’s
American Capital Agency Corp.–Class A	(9,660)	(219,379)

Oil & Gas Drilling
Noble Corp. PLC	(7,200)	(221,832)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Long/Short Equity Fund

	Shares	Value
Oil & Gas Equipment & Services
Schlumberger Ltd.	(2,520)	$(255,906)

Oil & Gas Exploration
Cobalt International Energy, Inc.	(14,140)	(254,520)

Oil & Gas Storage & Transportation
Enbridge Inc.	(5,080)	(245,313)
Kinder Morgan Management, LLC	(1)	(72)
		(245,385)

Packaged Foods & Meats
ConAgra Foods, Inc.	(5,550)	(169,331)

Paper Packaging
MeadWestvaco Corp.	(2,000)	(78,140)
Rock-Tenn Co.	(1,850)	(176,879)
		(255,019)

Pharmaceuticals
Bristol-Myers Squibb Co.	(5,070)	(253,956)

Precious Metals & Minerals
Silver Wheaton Corp.	(11,500)	(255,300)

Railroads
Genesee & Wyoming Inc.	(2,210)	(218,812)
Kansas City Southern–Class A	(2,330)	(235,050)
		(453,862)

Restaurants
Chipotle Mexican Grill, Inc.	(340)	(169,490)
Darden Restaurants, Inc.	(4,460)	(221,707)
Panera Bread Co.–Class A	(1,550)	(237,104)
Yum! Brands, Inc.	(2,930)	(225,581)
		(853,882)

	Shares	Value
Semiconductor Equipment
Teradyne, Inc.	(5,110)	$(90,294)

Semiconductors
Cree, Inc.	(5,480)	(258,492)

Specialty Stores
Dick’s Sporting Goods, Inc.	(2,250)	(118,485)
Tiffany & Co.	(2,990)	(261,594)
Ulta Salon, Cosmetics & Fragrance, Inc.	(2,950)	(258,744)
		(638,823)

Steel
Allegheny Technologies, Inc.	(1,310)	(53,971)
Cliffs Natural Resources Inc.	(7,510)	(133,076)
		(187,047)

Systems Software
NetSuite Inc.	(3,470)	(268,265)
ServiceNow, Inc.	(4,060)	(201,864)
		(470,129)

Thrifts & Mortgage Finance
Ocwen Financial Corp.	(6,960)	(263,783)

Trading Companies & Distributors
Fastenal Co.–Class A	(5,160)	(258,412)
MSC Industrial Direct Co., Inc.	(1,270)	(115,645)
		(374,057)

Trucking
Hertz Global Holdings, Inc.	(8,860)	(252,245)

Wireless Telecommunication Services
SBA Communications Corp.	(2,300)	(206,447)
Total Equity Securities Short		$(17,230,514)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Long/Short Equity Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $14,568,579)	$15,254,475
Investments in affiliated money market funds, at value and cost	2,953,727
Total investments, at value (Cost $17,522,306)	18,208,202
Cash	410,000
Receivable for:
Deposits with brokers	48,401
Investments sold	185,582
Fund shares sold	65,558
Dividends	5,347
Unrealized appreciation on swap transactions — OTC	280,181
Other assets	60,878
Total assets	19,264,149

Liabilities:
Payable for:
Investments purchased	2,425,585
Fund shares reacquired	2,794
Swap payable	9,190
Accrued fees to affiliates	64,271
Accrued trustees’ and officers’ fees and benefits	1,759
Accrued other operating expenses	13,235
Total liabilities	2,516,834
Net assets applicable to shares outstanding	$16,747,315

Net assets consist of:
Shares of beneficial interest	$15,517,191
Undistributed net investment income (loss)	(21,087)
Undistributed net realized gain	285,134
Net unrealized appreciation	966,077
$16,747,315

Net Assets:
Class A	$8,799,491
Class C	$279,791
Class R	$21,122
Class Y	$6,373,263
Class R5	$720,287
Class R6	$553,361

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	795,865
Class C	25,384
Class R	1,912
Class Y	575,869
Class R5	65,082
Class R6	50,001
Class A:
Net asset value per share	$11.06
Maximum offering price per share
(Net asset value of $11.06 ÷ 94.50%)	$11.70
Class C:
Net asset value and offering price per share	$11.02
Class R:
Net asset value and offering price per share	$11.05
Class Y:
Net asset value and offering price per share	$11.07
Class R5:
Net asset value and offering price per share	$11.07
Class R6:
Net asset value and offering price per share	$11.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Long/Short Equity Fund

Statement of Operations

For the period December 19, 2013 (commencement date) through April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $349)	$46,218
Dividends from affiliated money market funds	333
Total investment income	46,551

Expenses:
Advisory fees	49,158
Administrative services fees	18,219
Custodian fees	3,814
Distribution fees:
Class A	4,511
Class C	174
Class R	21
Transfer agent fees — A, C, R and Y	3,463
Transfer agent fees — R5	92
Transfer agent fees — R6	9
Trustees’ and officers’ fees and benefits	8,289
Registration and filing fees	38,107
Professional services fees	68,538
Other	14,046
Total expenses	208,441
Less: Fees waived and expenses reimbursed	(140,803)
Net expenses	67,638
Net investment income (loss)	(21,087)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(14,954)
Swap agreements	300,088
285,134
Change in net unrealized appreciation of:
Investment securities	685,896
Swap agreements	280,181
966,077
Net realized and unrealized gain	1,251,211
Net increase in net assets resulting from operations	$1,230,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Long/Short Equity Fund

Statement of Changes in Net Assets

For the period December 19, 2013 (commencement date) through April 30, 2014

(Unaudited)

Operations:
Net investment income (loss)	$(21,087)
Net realized gain	285,134
Change in net unrealized appreciation	966,077
Net increase in net assets resulting from operations	1,230,124

Share transactions–net:
Class A	8,220,868
Class C	269,530
Class R	19,758
Class Y	5,853,839
Class R5	653,186
Class R6	500,010
Net increase in net assets resulting from share transactions	15,517,191
Net increase in net assets	16,747,315

Net assets:
Beginning of period	—
End of period (includes undistributed net investment income (loss) of $(21,087))	$16,747,315

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Long/Short Equity Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may

13                         Invesco Long/Short Equity Fund

become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

14                         Invesco Long/Short Equity Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party make payments based on a set rate, either fixed or variable, while the other party make payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing income payable from the counterparty.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

J.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.25%
Over $10 billion	1.15%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.87%, 2.62%, 2.12%, 1.62%, 1.62% and 1.62% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and

15                         Invesco Long/Short Equity Fund

(5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the period December 19, 2013 (commencement date) to April 30, 2014, the Adviser waived advisory fees and reimbursed Fund level expenses of $137,238 and reimbursed class level expenses of $1,765, $17, $4, $1,678, $92 and $9 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the period December 19, 2013 (commencement date) to April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the period December 19, 2013 (commencement date) to April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the period December 19, 2013 (commencement date) to April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period December 19, 2013 (commencement date) to April 30, 2014, IDI advised the Fund that IDI retained $266 in front-end sales commissions from the sale of Class A shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$18,208,202	$—	$—	$18,208,202
Swap Agreements*	—	280,181	—	280,181
Total Investments	$18,208,202	$280,181	$—	$18,488,383

*	Unrealized appreciation.

16                         Invesco Long/Short Equity Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk
Swap agreements(a)	$280,181	$—

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on swap transactions — OTC.

Effect of Derivative Investments for the period December 19, 2013 (commencement date) to April 30, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Swap Agreements
Realized Gain
Equity risk	$300,088
Change in Unrealized Appreciation
Equity risk	280,181
Total	$580,269

The table below summarizes the average notional value of swap agreements outstanding during the period.

Swap Agreements
Average notional value	$23,174,889

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Morgan Stanley & Co. LLC	$280,181	$—	$280,181	$—	$—	$280,181

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

17                         Invesco Long/Short Equity Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 19, 2013 (commencement date) to April 30, 2014 was $15,935,752 and $1,352,219, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$944,975
Aggregate unrealized (depreciation) of investment securities	(259,079)
Net unrealized appreciation of investment securities	$685,896

Cost of investments is the same for tax and financial reporting purposes.

NOTE 8—Share Information

	Summary of Share Activity
	December 19, 2013 (commencement date) to April 30, 2014(a)
	Shares	Amount
Sold:
Class A	800,694	$8,270,938
Class C	26,752	283,998
Class R	1,912	19,758
Class Y	575,869	5,853,839
Class R5	65,082	653,186
Class R6	50,001	500,010

Reacquired:
Class A	(4,829)	(50,070)
Class C	(1,368)	(14,468)
Net increase in share activity	1,514,113	$15,517,191

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 20% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 66% of the outstanding shares of the Fund are owned by the Adviser.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Period ended 04/30/14(d)	$10.00	$(0.02)	$1.08	$1.06	$11.06	10.60%	$8,799	1.85	%(e)	5.44	%(e)	(0.67	)%(e)	14%
Class C
Period ended 04/30/14(d)	10.00	(0.05)	1.07	1.02	11.02	10.20	280	2.60	(e)	6.19	(e)	(1.42	)(e)	14
Class R
Period ended 04/30/14(d)	10.00	(0.03)	1.08	1.05	11.05	10.50	21	2.10	(e)	5.69	(e)	(0.92	)(e)	14
Class Y
Period ended 04/30/14(d)	10.00	(0.02)	1.09	1.07	11.07	10.70	6,373	1.60	(e)	5.19	(e)	(0.42	)(e)	14
Class R5
Period ended 04/30/14(d)	10.00	(0.02)	1.09	1.07	11.07	10.70	720	1.60	(e)	5.13	(e)	(0.42	)(e)	14
Class R6
Period ended 04/30/14(d)	10.00	(0.02)	1.09	1.07	11.07	10.70	553	1.60	(e)	5.09	(e)	(0.42	)(e)	14

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of December 19, 2014.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,952, $48, $11, $4,706, $568 and $508 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

18                         Invesco Long/Short Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 19, 2013 (commencement date) through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business December 19, 2013 (commencement date) through April 30, 2014).

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[3]
A	$1,000.00	$1,106.00	$7.10	$1,015.62	$9.25	1.85%
C	1,000.00	1,102.00	9.96	1,011.90	12.97	2.60
R	1,000.00	1,105.00	8.05	1,014.38	10.49	2.10
Y	1,000.00	1,107.00	6.14	1,016.86	8.00	1.60
R5	1,000.00	1,107.00	6.14	1,016.86	8.00	1.60
R6	1,000.00	1,107.00	6.14	1,016.86	8.00	1.60

[1]	The actual ending account value is based on the actual total return of the Fund for the period December 19, 2013 (commencement date) through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 133 (as of close of business December 19, 2013 (commencement date) through April 30, 2014)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

19                         Invesco Long/Short Equity Fund

Initial Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Investment Funds (Invesco Investment Funds) (the Company) is required under the Investment Company Act of 1940, as amended, to approve the Invesco Long/Short Equity Fund (the Fund) investment advisory agreements before the Fund can commence operations. During meetings held on October 29-30, 2013, the Board as a whole and the disinterested or “independent” Trustees voting separately approved (i) an amendment to the Company’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund, and (ii) (a) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. to add the Fund, and (b) an amendment to the Sub-Advisory Contract with Invesco PowerShares Capital Management LLC to add the Fund (the sub-advisers, the Affiliated Sub-Advisers; and the contracts, the sub-advisory contracts). In doing so, the Board followed a process similar to the process that it follows in annually reviewing and approving investment advisory agreements and sub-advisory contracts for the series portfolios of funds advised by Invesco Advisers and considered the information provided in the most recent annual review process as well as the information provided with respect to the Fund. Prior to the October 2013 meeting, the Board and its Investments Committee met on several occasions to receive, review and discuss among themselves and with Invesco Advisers the information provided with respect to the Fund. The Board (i) determined that the investment advisory agreement and sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s agreements is fair and reasonable and (ii) approved submission of the agreements to the initial shareholder of the Fund.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Fund will be assigned to one of the Sub-Committees. The Sub-Committees meet throughout the year to review the performance, fees, expenses and other matters related to their assigned Invesco Funds. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board was assisted in its review by the Senior Officer, an independent officer of the Invesco Funds, and by independent legal counsel. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

Factors and Conclusions and Summary of Evaluation of Investment Advisory and Sub-Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the existing relationship between Invesco Advisers and the Invesco Funds, as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund by Invesco Advisers are appropriate.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who may provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance

The Board did not consider the performance of the Fund because the Fund is new and has no performance history. The Board did review performance expectations for the Fund in different market environments.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board considered the proposed advisory fee schedule of the Fund and the proposed fee waivers and expense limitations that will be in place for the Fund through December 31, 2015. The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees will have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

The Board also considered comparative advisory fee data provided by Invesco Advisers with respect to comparable registered funds managed by third-party advisers. The Board noted that the advisory fee is at the Lipper Long/Short Equity classification median fee and that the advisory fee is the same as or lower than the fee of one key competitor identified by Invesco Advisers and above the fee of two key competitors. The Board noted that Invesco Advisers does not advise other client accounts with investment strategies comparable to those of the Fund.

Based upon the information provided and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund would benefit from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund will share directly in economies of scale

20                         Invesco Long/Short Equity Fund

through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board considered information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the Fund’s investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least December 31, 2015, the advisory fees payable by the Fund with respect to such investments. This waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers or its affiliates receive from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral from securities lending arrangements. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades and was advised that such trades will be executed in compliance with rules under the Investment Company Act of 1940, as amended.

21                         Invesco Long/Short Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	LSE-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Low Volatility Emerging Markets Fund
Nasdaq:
A: LVLAX ■ C: LVLCX ■ R: LVLRX ■ Y: LVLYX ■ R5: LVLFX ■ R6: LVLSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
6 Financial Statements
8 Notes to Financial Statements
14 Financial Highlights
15 Fund Expenses
16 Initial Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/17/13 (inception date) to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.50%
Class C Shares	3.20
Class R Shares	3.40
Class Y Shares	3.60
Class R5 Shares	3.70
Class R6 Shares	3.60
MSCI All Country World Index‚ (Broad Market Index)*	2.05
MSCI Emerging Markets Index■ (Style-Specific Index)*	-0.10
Lipper Emerging Market Funds Index‚ (Peer Group Index)*	0.21

Source(s): ‚Lipper Inc.; ■Invesco, MSCI via FactSet Research Systems Inc.

*	The returns for the Fund’s indexes are from 12/31/13, the month-end closest to the date of the Fund’s inception.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI Emerging Markets Index is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging market funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns

As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	-2.17%

Class C Shares
Inception (12/17/13)	2.20%

Class R Shares
Inception (12/17/13)	3.40%

Class Y Shares
Inception (12/17/13)	3.60%

Class R5 Shares
Inception (12/17/13)	3.70%

Class R6 Shares
Inception (12/17/13)	3.60%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the

Cumulative Total Returns

As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	-3.78%

Class C Shares
Inception (12/17/13)	0.60%

Class R Shares
Inception (12/17/13)	1.70%

Class Y Shares
Inception (12/17/13)	1.90%

Class R5 Shares
Inception (12/17/13)	1.90%

Class R6 Shares
Inception (12/17/13)	1.90%

most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.72%, 2.47%, 1.97%, 1.47%, 1.47% and 1.47%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 3.71%, 4.46%, 3.96%, 3.46%, 3.35% and 3.30%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2015. See current prospectus for more information.

2                         Invesco Low Volatility Emerging Markets Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Low Volatility Emerging Markets Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.66%
Brazil–15.23%
AES Tiete S.A.–Preference Shares	4,000	$31,501
Arteris S.A.	2,400	19,804
Banco Santander Brasil S.A.–ADR	9,300	61,845
CESP–Cia Energetica de Sao Paulo–Class B–Preference Shares	4,200	49,086
Cia Brasileira de Distribuicao– Preference Shares	1,100	52,089
Companhia Energetica de Minas Gerais–ADR	7,192	54,228
Companhia Paranaense de Energia-Copel–Class B–Preference Shares	1,200	17,178
Estacio Participacoes S.A.	4,800	50,910
JBS S.A.	9,200	31,811
Kroton Educacional S.A.	1,600	34,012
M Dias Branco S.A.	600	25,832
MRV Engenharia e Participacoes S.A.	8,500	26,989
Multiplus S.A.	1,700	21,744
Porto Seguro S.A.	3,400	49,937
WEG S.A.	910	10,937
		537,903

Chile–4.37%
Aguas Andinas S.A.–Class A	16,538	10,192
Banco de Chile	377,333	48,432
CAP S.A.	900	13,480
Compania Cervecerias Unidas S.A.–ADR	1,200	28,284
Enersis S.A.	167,453	54,103
		154,491

China–2.39%
CNOOC Ltd.	27,000	44,647
Foshan Electrical and Lighting Co., Ltd.– Class B	7,900	7,194
Shanghai Mechanical & Electrical Industry Co., Ltd.–Class B	6,100	10,645
Sino Biopharmaceutical Ltd.	28,000	21,922
		84,408

Colombia–1.51%
Bancolombia S.A.–ADR	700	39,851
Cemex Latam Holdings S.A.(a)	1,459	13,472
		53,323

Greece–1.74%
Hellenic Exchanges-Athens Stock Exchange S.A. Holding	1,558	18,329
OPAP S.A.	2,688	42,957
		61,286

Hong Kong–1.22%
China Resources Cement Holdings Ltd.	62,000	43,024

Indonesia–3.72%
PT Astra Agro Lestari Tbk	10,300	26,334
PT Indofood Sukses Makmur Tbk	68,800	42,181

	Shares	Value
Indonesia–(continued)
PT Telekomunikasi Indonesia Persero Tbk	211,200	$41,597
PT United Tractors Tbk	11,400	21,396
		131,508

Malaysia–6.83%
AMMB Holdings Berhad	21,900	48,152
Axiata Group Berhad	20,500	42,249
British American Tobacco Malaysia Berhad	700	13,119
IJM Corp. Berhad	6,300	12,309
IOI Corp. Berhad	28,900	44,251
Malaysia Airports Holdings Berhad	3,100	7,651
Public Bank Berhad	4,500	27,754
Tenaga Nasional Berhad	12,500	45,552
		241,037

Mexico–3.08%
Grupo Mexico S.A.B. de C.V.–Series B	16,400	49,391
Grupo Sanborns S.A.B. de C.V.	7,200	11,970
Kimberly-Clark de Mexico, S.A.B. de C.V.–Class A	18,100	47,233
		108,594

Poland–2.62%
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,286	45,264
Powszechny Zaklad Ubezpieczen S.A.	334	47,425
		92,689

Russia–3.71%
LUKOIL OAO–ADR	972	51,626
MegaFon OAO–REGS–GDR(b)	1,535	39,910
NovaTek OAO–REGS–GDR(b)	381	39,647
		131,183

South Africa–12.58%
African Rainbow Minerals Ltd.	1,956	36,815
AVI Ltd.	9,131	50,345
FirstRand Ltd.	13,394	49,269
Grindrod Ltd.	3,780	8,946
Imperial Holdings Ltd.	2,818	52,481
Kumba Iron Ore Ltd.	229	8,185
Liberty Holdings Ltd.	1,476	17,681
Mondi Ltd.	1,447	24,068
Mr. Price Group Ltd.	2,001	30,107
Netcare Ltd.	22,293	54,194
Omnia Holdings Ltd.	586	12,588
PPC Ltd.	5,271	15,330
SPAR Group Ltd. (The)	2,478	29,212
Steinhoff International Holdings Ltd.	10,561	55,031
		444,252

South Korea–17.62%
AMOREPACIFIC Group	59	30,493
Coway Co., Ltd.	674	53,165

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Low Volatility Emerging Markets Fund

	Shares	Value
South Korea–(continued)
E-Mart Co., Ltd.	201	$45,911
Hanwha Corp.	1,520	44,336
Hyosung Corp.	247	17,681
Hyundai Marine & Fire Insurance Co., Ltd.	1,680	49,267
KCC Corp.	89	44,355
Kia Motors Corp.	814	45,143
KT&G Corp.	609	48,804
LG Hausys, Ltd.	296	52,252
Lotte Chilsung Beverage Co., Ltd.	10	15,127
LS Corp.	672	52,617
LS Industrial Systems Co., Ltd.	370	23,694
Samsung Electronics Co., Ltd.	39	50,835
Woori Finance Holdings Co. Ltd.(a)	4,320	48,710
		622,390

Taiwan–11.58%
CTBC Financial Holding Co. Ltd.	65,000	38,596
E.Sun Financial Holding Co. Ltd.	78,000	47,161
Formosa Taffeta Co., Ltd.	20,000	20,902
Hon Hai Precision Industry Co., Ltd.	16,000	45,922
Inventec Corp.	43,000	39,543
Pou Chen Corp.	31,000	39,378
Radiant Opto–Electronics Corp.	11,000	44,330
SinoPac Financial Holdings Co., Ltd.	74,000	32,970
Taishin Financial Holding Co., Ltd.	82,000	37,162
Taiwan Cement Corp.	28,000	44,462

	Shares	Value
Taiwan–(continued)
Teco Electric & Machinery Co., Ltd.	17,000	$18,478
		408,904

Thailand–2.97%
PTT Exploration and Production PCL	8,300	40,978
PTT Global Chemical PCL	20,800	44,909
Thai Union Frozen Products PCL	8,700	18,859
		104,746

Turkey–4.49%
TAV Havalimanlari Holding A.S.	6,616	52,953
Turkiye Halk Bankasi A.S.	8,462	56,507
Ulker Biskuvi Sanayi A.S.	6,444	49,220
		158,680
Total Common Stocks & Other Equity Interests (Cost $3,271,859)		3,378,418

Money Market Funds–3.20%
Liquid Assets Portfolio– Institutional Class(c)	56,560	56,560
Premier Portfolio–Institutional Class(c)	56,560	56,560
Total Money Market Funds (Cost $113,120)		113,120
TOTAL INVESTMENTS–98.86% (Cost $3,384,979)		3,491,538
OTHER ASSETS LESS LIABILITIES–1.14%		40,254
NET ASSETS–100.00%		$3,531,792

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2014 was $79,557, which represented 2.25% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Financials	21.7%
Consumer Staples	17.0
Consumer Discretionary	13.7
Materials	10.4
Industrials	9.7
Utilities	7.4
Information Technology	5.1
Energy	5.0
Telecommunication Services	3.5
Health Care	2.2
Money Market Funds Plus Other Assets Less Liabilities	4.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Low Volatility Emerging Markets Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $3,271,859)	$3,378,418
Investments in affiliated money market funds, at value and cost	113,120
Total investments, at value (Cost $3,384,979)	3,491,538
Foreign currencies, at value (Cost $28,445)	28,550
Receivable for:
Deposits with brokers for open futures contracts	5,780
Variation margin — futures	560
Dividends	9,948
Other assets	69,368
Total assets	3,605,744

Liabilities:
Payable for:
Accrued fees to affiliates	36,771
Accrued trustees’ and officers’ fees and benefits	1,761
Accrued other operating expenses	35,420
Total liabilities	73,952
Net assets applicable to shares outstanding	$3,531,792

Net assets consist of:
Shares of beneficial interest	$3,400,314
Undistributed net investment income	15,485
Undistributed net realized gain	4,344
Net unrealized appreciation	111,649
$3,531,792

Net Assets:
Class A	$1,427,476
Class C	$10,427
Class R	$14,074
Class Y	$1,446,329
Class R5	$478,048
Class R6	$155,438

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	137,890
Class C	1,010
Class R	1,361
Class Y	139,583
Class R5	46,122
Class R6	15,001
Class A:
Net asset value per share	$10.35
Maximum offering price per share
(Net asset value of $10.35 ÷ 94.50%)	$10.95
Class C:
Net asset value and offering price per share	$10.32
Class R:
Net asset value and offering price per share	$10.34
Class Y:
Net asset value and offering price per share	$10.36
Class R5:
Net asset value and offering price per share	$10.36
Class R6:
Net asset value and offering price per share	$10.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Low Volatility Emerging Markets Fund

Statement of Operations

For the period December 17, 2013 (commencement date) to April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4,423)	$33,599
Dividends from affiliated money market funds	42
Total investment income	33,641

Expenses:
Advisory fees	10,800
Administrative services fees	18,493
Custodian fees	18,400
Distribution fees:
Class A	1,238
Class C	37
Class R	19
Transfer agent fees — A, C, R and Y	785
Transfer agent fees — R5	12
Transfer agent fees — R6	7
Trustees’ and officers’ fees and benefits	8,268
Registration and filing fees	38,617
Professional services fees	51,444
Other	8,885
Total expenses	157,005
Less: Fees waived and expenses reimbursed	(138,849)
Net expenses	18,156
Net investment income	15,485

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(3,529)
Foreign currencies	8,877
Futures contracts	(1,004)
4,344
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $(141))	106,559
Foreign currencies	124
Futures contracts	4,966
111,649
Net realized and unrealized gain	115,993
Net increase in net assets resulting from operations	$131,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Low Volatility Emerging Markets Fund

Statement of Changes in Net Assets

For the period December 17, 2013 (commencement date) to April 30, 2014

(Unaudited)

December 17, 2013 (commencement date) to April 30, 2014
Operations:
Net investment income	$15,485
Net realized gain	4,344
Change in net unrealized appreciation	111,649
Net increase in net assets resulting from operations	131,478

Share transactions–net:
Class A	1,379,974
Class C	10,098
Class R	13,730
Class Y	1,394,831
Class R5	451,671
Class R6	150,010
Net increase in net assets resulting from share transactions	3,400,314
Net increase in net assets	3,531,792

Net assets:
Beginning of period	—
End of period (includes undistributed net investment income of $15,485)	$3,531,792

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Low Volatility Emerging Markets Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

8                         Invesco Low Volatility Emerging Markets Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

9                         Invesco Low Volatility Emerging Markets Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

10                         Invesco Low Volatility Emerging Markets Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.72%, 2.47%, 1.97%, 1.47%, 1.47% and 1.47% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the period December 17, 2013 (commencement date) to April 30, 2014, the Adviser waived advisory fees and reimbursed fund level expenses of $138,045 and reimbursed class level expenses of $388, $3, $3, $391, $12, and $7 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the period December 17, 2013 (commencement date) to April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the period December 17, 2013 (commencement date) to April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the period December 17, 2013 (commencement date) to April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period December 17, 2013 (commencement date) to April 30, 2014, IDI advised the Fund that IDI retained $0 in front-end sales commissions from the sale of Class A shares and $0 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Low Volatility Emerging Markets Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the period December 17, 2013 (commencement date) to April 30, 2014, there were transfers from Level 1 to Level 2 of $457,043 and from Level 2 to Level 1 of $667,390, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$537,903	$—	$—	$537,903
Chile	154,491	—	—	154,491
China	84,408	—	—	84,408
Colombia	53,323	—	—	53,323
Greece	18,329	42,957	—	61,286
Hong Kong	43,024	—	—	43,024
Indonesia	21,396	110,112	—	131,508
Malaysia	241,037	—	—	241,037
Mexico	108,594	—	—	108,594
Poland	—	92,689	—	92,689
Russia	39,910	91,273	—	131,183
South Africa	211,546	232,706	—	444,252
South Korea	340,527	281,863	—	622,390
Taiwan	154,679	254,225	—	408,904
Thailand	—	104,746	—	104,746
Turkey	109,460	49,220	—	158,680
United States	113,120	—	—	113,120
	2,231,747	1,259,791	—	3,491,538
Futures*	4,966	—	—	4,966
Total Investments	$2,236,713	$1,259,791	$—	$3,496,504

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Market risk
Futures contracts(a)	$4,966	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

12                         Invesco Low Volatility Emerging Markets Fund

Effect of Derivative Investments for the period December 17, 2013 (commencement date) to April 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Market risk	$(1,004)
Change in Unrealized Appreciation
Market risk	4,966
Total	$3,962

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures
Average notional value	$97,598

Open Futures Contracts at Period-End(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
MSCI Emerging Markets Mini Index	Long	2	June 2014	$99,450	$4,966

(a)	Futures collateralized by $5,780 cash held with Merrill Lynch, the futures commission merchant.

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$4,966	$—	$4,966	$—	$—	$4,966

(a)	Includes cumulative appreciation of futures contracts.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13                         Invesco Low Volatility Emerging Markets Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 17, 2013 (commencement date) to April 30, 2014 was $3,648,263 and $373,059, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$201,437
Aggregate unrealized (depreciation) of investment securities	(94,878)
Net unrealized appreciation of investment securities	$106,559

Cost of investments is the same for tax and financial reporting purposes.

NOTE 8—Share Information

	Summary of Share Activity
	December 17, 2013 (commencement date) to April 30, 2014(a)
	Shares	Amount
Sold:
Class A	142,727	$1,428,533
Class C	1,010	10,098
Class R	1,361	13,730
Class Y	141,215	1,411,198
Class R5	46,538	455,921
Class R6	15,001	150,010

Reacquired:
Class A	(4,837)	(48,559)
Class Y	(1,632)	(16,367)
Class R5	(416)	(4,250)
Net increase in share activity	340,967	$3,400,314

(a)	97% of the outstanding shares are owned by the Adviser.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Period ended 04/30/14(d)	$10.00	$0.04	$0.31	$0.35	$10.35	3.50%	$1,427	1.71	%(e)	13.74	%(e)	1.20	%(e)	14%
Class C
Period ended 04/30/14(d)	10.00	0.02	0.30	0.32	10.32	3.20	10	2.46	(e)	14.49	(e)	0.45	(e)	14
Class R
Period ended 04/30/14(d)	10.00	0.03	0.31	0.34	10.34	3.40	14	1.96	(e)	13.99	(e)	0.95	(e)	14
Class Y
Period ended 04/30/14(d)	10.00	0.05	0.31	0.36	10.36	3.60	1,446	1.46	(e)	13.49	(e)	1.45	(e)	14
Class R5
Period ended 04/30/14(d)	10.00	0.05	0.31	0.36	10.36	3.60	478	1.46	(e)	13.42	(e)	1.45	(e)	14
Class R6
Period ended 04/30/14(d)	10.00	0.05	0.31	0.36	10.36	3.60	155	1.46	(e)	13.42	(e)	1.45	(e)	14

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of December 17, 2013.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,339, $10, $10, $1,350, $266 and $149 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

14                         Invesco Low Volatility Emerging Markets Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 17, 2013 (commencement date) through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business December 17, 2013 (commencement date) through April 30, 2014).

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[3]
A	$1,000.00	$1,035.00	$6.44	$1,016.31	$8.55	1.71%
C	1,000.00	1,032.00	9.24	1,012.60	12.28	2.46
R	1,000.00	1,034.00	7.37	1,015.08	9.79	1.96
Y	1,000.00	1,036.00	5.50	1,017.55	7.30	1.46
R5	1,000.00	1,037.00	5.50	1,017.55	7.30	1.46
R6	1,000.00	1,036.00	5.50	1,017.55	7.30	1.46

[1]	The actual ending account value is based on the actual total return of the Fund for the period December 17, 2013 (commencement date) through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 135 (as of close of business December 17, 2013 (commencement date) through April 30, 2014)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

15                         Invesco Low Volatility Emerging Markets Fund

Initial Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Investment Funds (Invesco Investment Funds) (the Company) is required under the Investment Company Act of 1940, as amended, to approve the Invesco Low Volatility Emerging Markets Fund (the Fund) investment advisory agreements before the Fund can commence operations. During meetings held on October 29-30, 2013, the Board as a whole and the disinterested or “independent” Trustees voting separately approved (i) an amendment to the Company’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) to add the Fund, and (ii) (a) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. to add the Fund, and (b) an amendment to the Sub-Advisory Contract with Invesco PowerShares Capital Management LLC to add the Fund (the sub-advisers, the Affiliated Sub-Advisers; and the contracts, the sub-advisory contracts). In doing so, the Board followed a process similar to the process that it follows in annually reviewing and approving investment advisory agreements and sub-advisory contracts for the series portfolios of funds advised by Invesco Advisers and considered the information provided in the most recent annual review process as well as the information provided with respect to the Fund. Prior to the October 2013 meeting, the Board and its Investments Committee met on several occasions to receive, review and discuss among themselves and with Invesco Advisers the information provide with respect to the Fund. The Board (i) determined that the investment advisory agreement and sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s agreements is fair and reasonable and (ii) approved submission of the agreements to the initial shareholder of the Fund.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Fund will be assigned to one of the Sub-Committees. The Sub-Committees meet throughout the year to review the performance, fees, expenses and other matters related to their assigned Invesco Funds. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board was assisted in its review by the Senior Officer, an independent officer of the Invesco Funds, and by independent legal counsel. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

Factors and Conclusions and Summary of Evaluation of Investment Advisory and Sub-Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the existing relationship between Invesco Advisers and the Invesco Funds, as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund by Invesco Advisers are appropriate.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who may provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance

The Board did not consider the performance of the Fund because the Fund is new and has no performance history. The Board did review performance expectation for the Fun in different market environments.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board considered the proposed advisory fee schedule of the Fund and the proposed fee waivers and expense limitations that will be in place for the Fund through December 31, 2015. The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees will have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

The Board also considered comparative advisory fee data provided by Invesco Advisers with respect to comparable registered funds managed by third-party advisers and other accounts managed by Invesco Advisers. The Board noted that the Fund utilizes the uniform fee schedule for international, regional and emerging markets Invesco Funds. The Board also noted that the advisory fee is below the Lipper Emerging Markets classification median fee and that the advisory fee is lower than the fee of one key competitor identified by Invesco Advisers and above the fee of two key competitors. The Board noted that Invesco Advisers advises two other Invesco Funds with investment strategies comparable to those of the Fund.

Based upon the information provided and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also

16                         Invesco Low Volatility Emerging Markets Fund

considered whether the Fund would benefit from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund will share directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board considered information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the Fund’s investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least December 31, 2015, the advisory fees payable by the Fund with respect to such investments. This waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers or its affiliates receive from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral from securities lending arrangements. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades and was advised that such trades will be executed in compliance with rules under the Investment Company Act of 1940, as amended.

17                         Invesco Low Volatility Emerging Markets Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	LVEM-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Macro International Equity Fund
Nasdaq:
A: VZMAX ■ C: VZMCX ■ R: VZMRX ■ Y: VZMYX ■ R5: VZMFX ■ R6: VZMSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
14 Financial Statements
16 Notes to Financial Statements
23 Financial Highlights
24 Fund Expenses
25 Initial Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/17/13 (inception date) to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.10%
Class C Shares	3.80
Class R Shares	4.00
Class Y Shares	4.10
Class R5 Shares	4.20
Class R6 Shares	4.10
MSCI All Country World ex-US Index‚ (Broad Market/Style-Specific Index)*	1.84
Lipper International Large-Cap Core Funds Index‚ (Peer Group Index)*	1.79

Source(s): ‚Lipper Inc.
*The returns for the Fund’s indexes are from 12/31/13, the month-end closest to the date of the Fund’s inception.

The MSCI All Country World ex-US Index is considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper International Large-Cap Core Funds Index is an unmanaged index considered representative of international large-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	-1.61%

Class C Shares
Inception (12/17/13)	2.80%

Class R Shares
Inception (12/17/13)	4.00%

Class Y Shares
Inception (12/17/13)	4.10%

Class R5 Shares
Inception (12/17/13)	4.20%

Class R6 Shares
Inception (12/17/13)	4.10%

Cumulative Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	-3.31%

Class C Shares
Inception (12/17/13)	1.00%

Class R Shares
Inception (12/17/13)	2.20%

Class Y Shares
Inception (12/17/13)	2.30%

Class R5 Shares
Inception (12/17/13)	2.30%

Class R6 Shares
Inception (12/17/13)	2.30%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless other-

wise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C,

Class R, Class Y, Class R5 and Class R6 shares was 1.43%, 2.18%, 1.68%, 1.18%, 1.18% and 1.18%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 5.27%, 6.02%, 5.52%, 5.02%, 4.91% and 4.86%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2015. See current prospectus for more information.

2                         Invesco Macro International Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Macro International Equity Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–89.38%
Australia–5.25%
AGL Energy Ltd.	499	$7,325
ALS Ltd.	992	6,933
Alumina Ltd.(a)	6,423	8,082
Amcor Ltd.	713	6,828
AMP Ltd.	1,521	7,153
APA Group	1,141	7,059
Asciano Ltd.	1,397	7,035
ASX Ltd.	218	7,213
Aurizon Holdings Ltd.	1,459	7,041
Australia and New Zealand Banking Group Ltd.	232	7,452
Bank of Queensland Ltd.	591	6,753
Bank of Queensland Ltd.–Rts.(a)	68	95
Bendigo and Adelaide Bank Ltd.	694	7,439
BHP Billiton Ltd.	213	7,502
BlueScope Steel Ltd.(a)	1,215	7,336
Boral Ltd.	1,324	7,027
Brambles Ltd.	790	6,939
Caltex Australia Ltd.	344	7,135
Coca-Cola Amatil Ltd.	672	5,812
Cochlear Ltd.	127	6,941
Commonwealth Bank of Australia	99	7,276
Computershare Ltd.	606	6,979
Crown Resorts Ltd.	437	6,530
CSL Ltd.	105	6,695
Dexus Property Group	2,567	2,711
Echo Entertainment Group Ltd.	3,221	8,474
Federation Centres Ltd.	3,084	7,149
Fortescue Metals Group Ltd.	1,503	7,107
Iluka Resources Ltd.	778	6,447
Incitec Pivot Ltd.	2,520	6,763
Insurance Australia Group Ltd.	1,397	7,468
Leighton Holdings Ltd.	386	6,841
Lend Lease Group	636	7,678
Macquarie Group Ltd.	136	7,327
Metcash Ltd.	2,626	6,781
National Australia Bank Ltd.	216	7,102
Newcrest Mining Ltd.(a)	709	6,889
Oil Search Ltd.	864	7,145
Orica Ltd.	337	6,865
Origin Energy Ltd.	519	7,200
Primary Health Care Ltd.	1,584	6,923
Qantas Airways Ltd.(a)	6,994	7,946
QBE Insurance Group Ltd.	580	6,258
Ramsay Health Care Ltd.	153	6,388
Rio Tinto Ltd.	122	7,025
Santos Ltd.	548	7,017
Seek Ltd.	430	6,718

	Shares	Value
Australia–(continued)
Sonic Healthcare Ltd.	424	$6,991
SP AusNet	5,712	7,443
Suncorp Group Ltd.	613	7,433
TABCORP Holdings Ltd.	2,250	7,795
Tatts Group Ltd.	2,614	7,349
Telstra Corp. Ltd.	1,523	7,396
Toll Holdings Ltd.	1,435	7,073
Treasury Wine Estates Ltd.	2,090	7,413
Wesfarmers Ltd.	184	7,318
Westpac Banking Corp.	223	7,298
Woodside Petroleum Ltd.	195	7,404
Woolworths Ltd.	209	7,263
WorleyParsons Ltd.	494	7,737
		416,715

Austria–0.25%
Erste Group Bank AG	188	6,333
OMV AG	144	6,735
Voestalpine AG	142	6,501
		19,569

Belgium–0.57%
Ageas	140	6,027
Anheuser-Busch InBev N.V.	62	6,610
Delhaize Group S.A.	91	6,773
KBC Groep N.V.	104	6,357
Solvay S.A.	41	6,654
UCB S.A.	78	6,394
Umicore S.A.	129	6,333
		45,148

Brazil–1.99%
Ambev S.A.	900	6,559
Ambev S.A.–Rts.(a)	1	0
Banco Bradesco S.A.–Preference Shares	500	7,422
BRF S.A.	300	6,781
CCR S.A.	800	6,271
Cielo S.A.	500	8,721
Cia Brasileira de Distribuicao–Preference Shares	100	4,735
Cosan Ltd.–BDR	500	6,092
Cosan S.A. Industria e Comercio	400	6,860
CPFL Energia S.A.	800	6,734
Ecorodovias Infraestrutura e Logistica S.A.	1,100	6,492
Hypermarcas S.A.	700	5,164
Itau Unibanco Holding S.A.–Preference Shares	500	8,252
Itausa–Investimentos Itau S.A.–Preference Shares	1,700	7,472
Lojas Americanas S.A.–Preference Shares	900	6,817
M Dias Branco S.A.	200	8,611
Multiplan Empreendimentos Imobiliarios S.A.	300	6,668
Porto Seguro S.A.	400	5,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Macro International Equity Fund

	Shares	Value
Brazil–(continued)
Souza Cruz S.A.	700	$6,423
Telefonica Brasil S.A.–Preference Shares	300	6,313
Tractebel Energia S.A.	500	7,346
Transmissora Alianca de Energia Eletrica S.A.(b)	800	7,061
Ultrapar Participacoes S.A.	300	7,483
WEG S.A.	650	7,812
		157,964

Chile–0.77%
Banco de Chile	55,671	7,145
Banco Santander Chile	108,143	6,529
Cia Cervecerias Unidas S.A.	543	6,402
Empresa Nacional de Electricidad S.A.	5,537	8,183
Empresa Nacional de Telecomunicaciones S.A.	544	6,671
Empresas CMPC S.A.	2,575	5,726
Empresas COPEC S.A.	485	6,251
Enersis S.A.	25,426	8,215
S.A.C.I. Falabella	715	6,076
		61,198

China–2.14%
AAC Technologies Holdings Inc.	1,500	8,377
Agricultural Bank of China Ltd.–Class H	13,000	5,450
Bank of China Ltd.–Class H	15,000	6,598
Bank of Communications Co. Ltd.–Class H	10,000	6,217
Belle International Holdings Ltd.	7,000	7,250
China Construction Bank Corp.–Class H	9,000	6,211
China Mobile Ltd.	1,000	9,506
China Telecom Corp. Ltd.–Class H	14,000	7,187
China Unicom (Hong Kong) Ltd.	4,000	6,140
CNOOC Ltd.	4,000	6,614
Country Garden Holdings Co. Ltd.	16,000	6,418
Evergrande Real Estate Group Ltd.	15,000	6,713
GCL-Poly Energy Holdings Ltd.(a)	19,000	5,686
Hengan International Group Co. Ltd.	500	5,266
Industrial & Commercial Bank of China Ltd.–Class H	10,000	5,959
People’s Insurance Co. (Group) of China Ltd.–Class H	15,000	5,746
PetroChina Co. Ltd.–Class H	6,000	6,915
Shanghai Industrial Holdings Ltd.	2,000	6,208
Shanghai Pharmaceuticals Holding Co., Ltd.–Class H	2,100	3,846
Shimao Property Holdings Ltd.	3,500	6,907
SOHO China Ltd.	8,500	6,775
Sun Art Retail Group Ltd.	11,000	14,330
Tencent Holdings Ltd.	100	6,290
Tingyi (Cayman Islands) Holding Corp.	2,000	5,559
Want Want China Holdings Ltd.	5,000	7,842
		170,010

Colombia–0.35%
Bancolombia S.A.–Preference Shares	515	7,287
Cementos Argos S.A.	1,201	6,699

	Shares	Value
Colombia–(continued)
Ecopetrol S.A.	3,408	$6,345
Grupo de Inversiones Suramericana S.A.	398	7,765
		28,096

Czech Republic–0.07%
Komercni Banka A.S.	24	5,537

Denmark–0.58%
A. P. Moller–Maersk AS–Class B	4	9,573
Carlsberg AS–Class B	92	9,223
Coloplast AS–Class B	110	9,255
Danske Bank AS	328	9,280
Novo Nordisk AS–Class B	199	9,028
		46,359

Finland–0.68%
Fortum Oyj	292	6,603
Kone Oyj–Class B	159	6,816
Metso Corp.	202	8,093
Nokia Oyj	877	6,575
Sampo Oyj–Class A	129	6,424
Stora Enso Oyj–Class R	634	6,479
UPM-Kymmene Oyj	372	6,513
Wartsila OYJ Abp	119	6,646
		54,149

France–3.94%
Accor S.A.	123	6,028
Air Liquide S.A.	45	6,443
Airbus Group N.V.	89	6,128
Alcatel-Lucent(a)	1,612	6,458
Alstom S.A.	220	9,010
Arkema S.A.	56	6,244
AXA S.A.	245	6,393
BNP Paribas S.A.	83	6,242
Bouygues S.A.	155	6,970
Bureau Veritas S.A.	204	6,226
Cap Gemini S.A.	86	6,081
Carrefour S.A.	161	6,278
Casino Guichard–Perrachon S.A.	54	6,893
Christian Dior S.A.	34	6,988
Cie Generale des Etablissements Michelin	52	6,357
Compagnie de Saint-Gobain	109	6,674
Credit Agricole S.A.	412	6,508
Danone	94	6,946
Dassault Systemes S.A.	55	6,763
Edenred	199	6,711
Electricite de France	162	6,218
Essilor International S.A.	63	6,738
Eutelsat Communications S.A.	192	6,587
GDF Suez	237	5,982
Kering	33	7,305
L’Oreal S.A.	40	6,881

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Macro International Equity Fund

	Shares	Value
France–(continued)
Lafarge S.A.	85	$7,778
Legrand S.A.	104	6,719
LVMH Moet Hennessy Louis Vuitton S.A.	36	7,079
Orange S.A.	452	7,341
Pernod Ricard S.A.	56	6,721
Publicis Groupe S.A.	71	6,054
Renault S.A.	68	6,632
Safran S.A.	92	6,198
Sanofi	60	6,469
Schneider Electric S.A.	72	6,767
SCOR S.E.	186	6,801
Societe Generale S.A.	103	6,414
Sodexo	59	6,360
Suez Environnement Co.	314	6,164
Technip S.A.	64	7,201
Total S.A.	98	7,007
Vallourec S.A.	125	7,388
Veolia Environnement S.A.	325	6,060
Vinci S.A.	87	6,577
Vivendi S.A.	242	6,503
Zodiac Aerospace	179	5,959
		312,244

Germany–2.87%
Adidas AG	61	6,510
Allianz S.E.	36	6,235
BASF S.E.	59	6,829
Bayer AG	46	6,382
Bayerische Motoren Werke AG	51	6,380
Beiersdorf AG	67	6,717
Brenntag AG	35	6,329
Commerzbank AG(a)	349	6,212
Continental AG	27	6,334
Daimler AG	73	6,758
Deutsche Bank AG	144	6,345
Deutsche Boerse AG	82	6,005
Deutsche Lufthansa AG	241	6,045
Deutsche Post AG	180	6,776
Deutsche Telekom AG	403	6,757
E.ON S.E.	342	6,540
Fresenius Medical Care AG & Co. KGaA	89	6,118
Fresenius S.E. & Co. KGaA	41	6,231
GEA Group AG	133	5,957
HeidelbergCement AG	76	6,592
Henkel AG & Co. KGaA–Preference Shares	61	6,788
Infineon Technologies AG	553	6,428
K+S AG	193	6,749
LANXESS AG	85	6,462
Linde AG	33	6,842
MAN S.E.	50	6,407
Merck KGaA	39	6,576
Metro AG	161	6,433

	Shares	Value
Germany–(continued)
Muenchener Rueckversicherungs-Gesellschaft AG	29	$6,697
Porsche Automobil Holding S.E.–Preference Shares	65	7,155
RWE AG	160	6,101
SAP AG	82	6,603
Siemens AG	48	6,326
ThyssenKrupp AG(a)	244	6,946
Volkswagen AG–Preference Shares	26	7,001
		227,566

Greece–0.05%
National Bank of Greece S.A.(a)	1,078	4,220

Hong Kong–3.62%
AIA Group Ltd.	1,600	7,760
ASM Pacific Technology Ltd.	800	8,895
Bank of East Asia, Ltd. (The)	1,800	7,418
Cathay Pacific Airways Ltd.	3,000	5,665
Cheung Kong Infrastructure Holdings Ltd.	1,000	6,527
CLP Holdings Ltd.	1,000	7,997
Dairy Farm International Holdings Ltd.	900	9,189
Espirit Holdings Ltd.	4,000	6,657
First Pacific Co. Ltd.	6,000	6,648
Galaxy Entertainment Group Ltd.(a)	1,000	7,901
Hang Lung Group Ltd.	1,000	5,424
Hang Lung Properties Ltd.	3,000	8,919
Hang Seng Bank Ltd.	400	6,516
Henderson Land Development Co. Ltd.	1,000	5,971
HKT Trust and HKT Ltd.	7,000	7,322
Hong Kong and China Gas Co. Ltd.	3,000	6,909
Hong Kong Exchanges & Clearing Ltd.	500	9,009
Hongkong Land Holdings Ltd.	1,000	7,000
Hopewell Holdings Ltd.	2,000	6,888
Hysan Development Co. Ltd.	2,000	8,567
Kerry Properties Ltd.	2,500	8,207
Li & Fung Ltd.	4,000	5,830
Link REIT (The)	1,500	7,458
MTR Corp. Ltd.	2,000	7,546
New World Development Co. Ltd.	7,000	7,223
Noble Group Ltd.	8,000	8,228
Power Assets Holdings Ltd.	1,000	8,627
Samsonite International S.A.	2,400	7,615
Sands China Ltd.	800	5,885
Shangri-La Asia Ltd.	4,000	6,594
Sino Land Co. Ltd.	4,000	5,985
SJM Holdings Ltd.	2,000	5,562
Sun Hung Kai Properties Ltd.	1,000	12,595
Sun Hung Kai Properties Ltd.–Wts. expiring 04/22/16(a)	83	56
Swire Pacific Ltd.–Class A	500	5,772
Swire Properties Ltd.	2,600	7,826
Techtronic Industries Co. Ltd.	2,500	7,965
Wharf Holdings Ltd. (The)	1,000	6,997

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Macro International Equity Fund

	Shares	Value
Hong Kong–(continued)
Wheelock and Co. Ltd.	2,000	$8,229
Yue Yuen Industrial (Holdings) Ltd.	2,000	6,178
		287,560

Hungary–0.17%
MOL Hungarian Oil and Gas PLC	111	6,386
Richter Gedeon Nyrt	410	7,018
		13,404

Indonesia–0.20%
Golden Agri-Resources Ltd.	15,000	7,312
PT Trada Maritime Tbk(a)	53,100	8,450
		15,762

Ireland–0.56%
CRH PLC	231	6,729
Kerry Group PLC–Class A	86	6,788
Shire PLC	539	30,816
		44,333

Italy–1.13%
Assicurazioni Generali S.p.A.	291	6,810
Atlantia S.p.A	253	6,595
Enel S.p.A.	1,147	6,497
Eni S.p.A.	264	6,865
Fiat S.p.A.(a)	578	7,006
Intesa Sanpaolo S.p.A.	2,006	6,871
Luxottica Group S.p.A.	119	6,837
Prada S.p.A.	1,000	8,013
Saipem S.p.A.	270	7,243
Snam S.p.A.	1,150	6,918
Telecom Italia S.p.A.(a)	5,678	7,291
Terna–Rete Elettrica Nazionale S.p.A.	1,206	6,532
UniCredit S.p.A.	715	6,412
		89,890

Japan–17.49%
ACOM Co., Ltd.(a)	1,900	6,468
Advantest Corp.	600	6,580
Aeon Co., Ltd.	600	6,931
Aisin Seiki Co., Ltd.	200	7,063
Amada Co., Ltd.	1,000	7,229
ANA Holdings Inc.	4,000	8,725
Aozora Bank, Ltd.	2,000	5,947
Asahi Glass Co., Ltd.	1,000	5,664
Asahi Group Holdings, Ltd.	200	5,525
Asahi Kasei Corp.	1,000	6,798
ASICS Corp.	300	5,837
Astellas Pharma Inc.	600	6,673
Bank of Kyoto, Ltd. (The)	1,000	8,139
Bank of Yokohama, Ltd. (The)	1,000	5,018
Benesse Holdings, Inc.	200	7,601
Bridgestone Corp.	200	7,160

	Shares	Value
Japan–(continued)
Brother Industries, Ltd.	500	$6,979
Canon Inc.	200	6,255
Chiba Bank, Ltd. (The)	1,000	6,348
Chubu Electric Power Co., Inc.(a)	600	6,826
Chugai Pharmaceutical Co., Ltd.	200	5,042
Chugoku Bank, Ltd. (The)	600	7,947
Chugoku Electric Power Co., Inc. (The)	500	6,539
Credit Saison Co., Ltd.	400	8,568
Dai Nippon Printing Co., Ltd.	1,000	9,019
Dai-ichi Life Insurance Co. Ltd. (The)	500	6,916
Daihatsu Motor Co., Ltd.	300	4,962
Daiichi Sankyo Co., Ltd.	300	5,027
Daikin Industries, Ltd.	100	5,772
Daito Trust Construction Co., Ltd.	100	10,163
Daiwa Securities Group Inc.	1,000	7,483
DeNA Co., Ltd.	300	5,060
Denso Corp.	100	4,551
Dentsu Inc.	100	4,108
East Japan Railway Co.	100	7,290
Eisai Co., Ltd.	100	3,857
Electric Power Development Co., Ltd.	200	5,310
FamilyMart Co., Ltd.	100	4,152
Fuji Heavy Industries Ltd.	200	5,253
Fuji Media Holdings, Inc.	300	5,050
FUJIFILM Holdings Corp.	200	5,165
Fujitsu Ltd.	1,000	5,869
Fukuoka Financial Group, Inc.	1,000	4,079
GungHo Online Entertainment, Inc.	1,000	5,703
Gunma Bank, Ltd. (The)	1,000	5,312
Hachijuni Bank, Ltd. (The)	1,000	5,458
Hamamatsu Photonics K.K.	100	4,500
Hankyu Hanshin Holdings, Inc.	1,000	5,478
Hino Motors, Ltd.	500	6,583
Hiroshima Bank, Ltd. (The)	1,000	4,108
Hisamitsu Pharmaceutical Co., Inc.	100	4,187
Hitachi Construction Machinery Co., Ltd.	400	7,422
Hitachi, Ltd.	1,000	7,111
Hokkaido Electric Power Co., Inc.(a)	700	4,280
Hokuhoku Financial Group, Inc.	4,000	7,708
Hokuriku Electric Power Co.	500	6,202
Honda Motor Co., Ltd.	200	6,613
Hoya Corp.	200	5,897
Hulic Co., Ltd.	500	6,011
IBIDEN Co., Ltd.	400	7,203
Idemitsu Kosan Co., Ltd.	400	8,859
IHI Corp.	1,000	3,981
INPEX Corp.	600	8,733
Isetan Mitsukoshi Holdings Ltd.	600	7,454
Isuzu Motors Ltd.	1,000	5,801
ITOCHU Corp.	600	6,739
Iyo Bank, Ltd. (The)	700	6,293

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Macro International Equity Fund

	Shares	Value
Japan–(continued)
J. Front Retailing Co., Ltd.	1,000	$6,339
Japan Airlines Co. Ltd.	100	5,175
Japan Exchange Group Inc.	200	3,948
Japan Real Estate Investment Corp.	1	5,292
Japan Steel Works, Ltd. (The)	1,000	4,216
Japan Tobacco, Inc.	200	6,566
JFE Holdings, Inc.	400	7,395
Joyo Bank, Ltd. (The)	1,000	4,862
JSR Corp.	300	4,915
JTEKT Corp.	500	7,287
JX Holdings, Inc.	1,200	6,221
Kajima Corp.	2,000	7,610
Kansai Electric Power Co., Inc. (The)(a)	700	5,861
Kao Corp.	200	7,526
Kawasaki Heavy Industries, Ltd.	2,000	7,415
KDDI Corp.	100	5,323
Keikyu Corp.	1,000	8,295
Keio Corp.	1,000	7,072
Keisei Electric Railway Co., Ltd.	1,000	8,696
Kintetsu Corp.	2,000	7,023
Kirin Holdings Co., Ltd.	500	6,921
Kobe Steel, Ltd.	5,000	6,561
Komatsu Ltd.	400	8,811
Konica Minolta Inc.	700	6,498
Kuraray Co., Ltd.	600	6,732
Kurita Water Industries Ltd.	400	8,412
Kyocera Corp.	100	4,702
Kyowa Hakko Kirin Co., Ltd.	1,000	11,386
Kyushu Electric Power Co., Inc.	600	6,051
Lawson, Inc.	100	6,945
LIXIL Group Corp.	200	5,288
Makita Corp.	100	5,302
Marubeni Corp.	1,000	6,671
Marui Group Co., Ltd.	700	6,224
Mazda Motor Corp.	1,000	4,470
Medipal Holdings Corp.	500	7,023
MEIJI Holdings Co., Ltd.	100	6,133
Mitsubishi Chemical Holdings Corp.	1,400	5,601
Mitsubishi Corp.	300	5,364
Mitsubishi Gas Chemical Co., Inc.	1,000	5,771
Mitsubishi Heavy Industries, Ltd.	1,000	5,282
Mitsubishi Materials Corp.	2,000	5,791
Mitsubishi Motors Corp.	700	7,573
Mitsubishi Tanabe Pharma Corp.	500	6,847
Mitsubishi UFJ Financial Group, Inc.	1,100	5,832
Mitsui & Co., Ltd.	500	7,087
Mitsui Chemicals, Inc.	2,000	4,871
Mitsui O.S.K. Lines, Ltd.	1,000	3,336
Mizuho Financial Group, Inc.	3,000	5,869
MS&AD Insurance Group Holdings, Inc.	200	4,480
Murata Manufacturing Co., Ltd.	100	8,315

	Shares	Value
Japan–(continued)
Nagoya Railroad Co., Ltd.	2,000	$6,339
Namco Bandai Holdings Inc.	200	4,312
NEC Corp.	2,000	5,615
Nidec Corp.	100	5,689
Nikon Corp.	300	4,704
Nippon Express Co., Ltd.	1,000	4,725
Nippon Steel & Sumitomo Metal Corp.	2,000	5,243
Nippon Telegraph & Telephone Corp.	100	5,538
Nippon Television Holdings, Inc.	500	7,449
Nippon Yusen Kabushiki Kaisha	2,000	5,445
Nissan Motor Co., Ltd.	700	6,005
Nisshin Seifun Group Inc.	600	6,978
Nissin Foods Holdings Co., Ltd.	100	4,783
Nitori Holdings Co., Ltd.	100	4,583
Nitto Denko Corp.	100	4,341
NKSJ Holdings, Inc.	200	4,987
Nomura Holdings, Inc.	1,000	5,752
Nomura Research Institute, Ltd.	200	5,781
NSK Ltd.	1,000	10,515
NTT Data Corp.	100	3,869
NTT DoCoMo, Inc.	500	7,933
Obayashi Corp.	1,000	6,446
Odakyu Electric Railway Co., Ltd.	1,000	8,774
Oji Holdings Corp.	1,000	4,196
Olympus Corp.(a)	200	6,104
OMRON Corp.	100	3,531
Ono Pharmaceutical Co., Ltd.	100	7,973
ORIX Corp.	500	7,224
Osaka Gas Co., Ltd.	1,000	3,766
Otsuka Holdings Co., Ltd.	200	5,758
Panasonic Corp.	600	6,568
Rakuten Inc.	500	6,466
Resona Holdings, Inc.	1,200	6,127
Ricoh Co., Ltd.	600	6,950
Rohm Co. Ltd.	100	4,769
Sankyo Co., Ltd.	100	3,996
Santen Pharmaceutical Co., Ltd.	100	4,461
SECOM Co., Ltd.	100	5,755
Sega Sammy Holdings Inc.	200	4,022
Sekisui Chemical Co., Ltd.	1,000	10,144
Sekisui House, Ltd.	600	7,201
Seven & I Holdings Co., Ltd.	100	3,943
Sharp Corp.(a)	2,000	5,008
Shikoku Electric Power Co. Inc.(a)	500	5,850
Shimadzu Corp.	1,000	8,540
Shimamura Co., Ltd.	100	9,312
Shimano Inc.	100	9,977
Shimizu Corp.	1,000	5,664
Shin-Etsu Chemical Co., Ltd.	100	5,867
Shinsei Bank, Ltd.	4,000	7,786
Shionogi & Co., Ltd.	300	5,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Macro International Equity Fund

	Shares	Value
Japan–(continued)
Shiseido Co., Ltd.	300	$5,353
Shizuoka Bank, Ltd. (The)	1,000	9,547
Showa Denko K.K.	5,000	6,652
SoftBank Corp.	100	7,424
Sojitz Corp.	3,700	5,827
Sony Corp.	400	7,040
Sony Financial Holdings Inc.	300	4,807
Stanley Electric Co., Ltd.	400	8,843
Sumitomo Chemical Co., Ltd.	1,000	3,746
Sumitomo Corp.	500	6,490
Sumitomo Electric Industries, Ltd.	500	6,901
Sumitomo Heavy Industries, Ltd.	1,000	4,245
Sumitomo Mitsui Financial Group, Inc.	100	3,945
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,118
Suzuken Co., Ltd.	200	7,199
Suzuki Motor Corp.	200	5,155
Sysmex Corp.	200	6,329
T&D Holdings, Inc.	600	7,154
Taiheiyo Cement Corp.	2,000	7,004
Taisei Corp.	1,000	4,627
Taisho Pharmaceutical Holdings Co. Ltd.	100	7,396
Takashimaya Co., Ltd.	1,000	9,469
Takeda Pharmaceutical Co. Ltd.	100	4,488
TDK Corp.	100	4,265
Teijin Ltd.	2,000	4,911
Terumo Corp.	200	3,969
THK Co., Ltd.	400	8,463
Tobu Railway Co., Ltd.	1,000	4,891
Toho Co., Ltd.	400	7,704
Toho Gas Co., Ltd.	1,000	4,901
Tohoku Electric Power Co., Inc.	600	5,705
Tokio Marine Holdings, Inc.	200	5,891
Tokyo Electric Power Co. Inc.(a)	1,600	6,041
Tokyo Electron Ltd.	100	5,703
Tokyo Gas Co., Ltd.	1,000	5,233
Tokyu Corp.	1,000	6,290
TonenGeneral Sekiyu K.K.	1,000	9,439
Toppan Printing Co. Ltd.	1,000	6,877
Toray Industries, Inc.	1,000	6,525
Toshiba Corp.	1,000	3,913
Toyo Seikan Group Holdings Ltd.	500	7,429
Toyota Industries Corp.	100	4,607
Toyota Motor Corp.	100	5,404
Toyota Tsusho Corp.	200	5,261
Trend Micro Inc.	200	6,466
Unicharm Corp.	100	5,419
West Japan Railway Co.	100	4,053
Yahoo Japan Corp.	1,100	4,819
Yakult Honsha Co., Ltd.	100	5,400
Yamada Denki Co., Ltd.	1,800	6,638
Yamaguchi Financial Group, Inc.	1,000	9,215

	Shares	Value
Japan–(continued)
Yamaha Motor Co., Ltd.	500	$7,713
Yamato Holdings Co., Ltd.	400	8,225
Yaskawa Electric Corp.	500	5,639
Yokogawa Electric Corp.	500	6,823
		1,387,378

Luxembourg–0.16%
ArcelorMittal S.A.	406	6,620
Tenaris S.A.	285	6,297
		12,917

Macau–0.08%
Wynn Macau, Ltd.	1,600	6,327

Malaysia–2.78%
AMMB Holdings Berhad	4,700	10,334
Axiata Group Berhad	6,600	13,602
British American Tobacco Malaysia Berhad	400	7,497
Bumi Armada Berhad	5,900	7,235
CIMB Group Holdings Berhad	3,400	7,828
DiGi.Com Berhad	6,400	10,870
Gamuda Berhad	4,800	6,801
Genting Berhad	2,100	6,302
Genting Malaysia Berhad	4,400	5,695
IHH Healthcare Berhad	7,400	9,087
IOI Corp. Berhad	4,600	7,043
Kuala Lumpur Kepong Berhad	1,100	8,152
Malayan Banking Berhad	3,400	10,308
Malaysia Airports Holdings Berhad	2,400	5,924
Maxis Berhad	6,300	13,409
Petronas Chemicals Group Berhad	5,000	10,318
Petronas Dagangan Berhad	900	8,351
Petronas Gas Berhad	1,100	7,927
Public Bank Berhad	3,500	21,586
Sime Darby Berhad	5,700	16,478
Telekom Malaysia Berhad	6,600	12,531
Tenaga Nasional Berhad	1,800	6,560
UMW Holdings Berhad	2,000	6,590
		220,428

Mexico–0.50%
America Movil S.A.B. de C.V.–Series L	5,600	5,646
Arca Continental S.A.B. de C.V.	1,200	7,631
Coca-Cola Femsa, S.A.B. de C.V.–Series L	600	6,723
Fomento Economico Mexicano, S.A.B. de C.V.(c)	700	6,360
Grupo Televisa S.A.B.–Series CPO(d)	900	5,897
Wal-Mart de Mexico S.A.B. de C.V.–Series V	2,800	7,084
		39,341

Morocco–0.11%
Attijariwafa Bank	222	8,664

Netherlands–1.03%
Aegon N.V.	680	6,183
Akzo Nobel N.V.	83	6,404

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Macro International Equity Fund

	Shares	Value
Netherlands–(continued)
ASML Holding N.V.	69	$5,689
Gemalto N.V.	56	6,270
Heineken Holding N.V.	101	6,445
Heineken N.V.	95	6,590
Koninklijke (Royal) KPN N.V.(a)	1,736	6,170
Koninklijke Ahold N.V.	328	6,338
Koninklijke DSM N.V.	97	6,955
Koninklijke Philips N.V.	191	6,131
Randstad Holding N.V.	110	6,404
Reed Elsevier N.V.	304	6,206
Wolters Kluwer N.V.	222	6,186
		81,971

New Zealand–0.28%
Auckland International Airport Ltd.	2,079	7,116
Fletcher Building Ltd.	815	6,938
Telecom Corp. of New Zealand Ltd.	3,351	8,003
		22,057

Norway–0.59%
DNB ASA	486	8,609
Orkla ASA	1,120	9,258
Statoil ASA	317	9,654
Telenor ASA	414	9,729
Yara International ASA	205	9,676
		46,926

Philippines–0.08%
Philippine Long Distance Telephone Co.	100	6,462

Poland–0.23%
Bank Pekao S.A.	94	6,056
Powszechna Kasa Oszczednosci Bank Polski S.A.	459	6,323
Powszechny Zaklad Ubezpieczen S.A.	41	5,822
		18,201

Portugal–0.09%
EDP–Energias de Portugal, S.A.	1,412	6,864

Russia–0.47%
LUKOIL OAO–ADR	142	7,542
Mining and Metallurgical Co. Norilsk Nickel OJSC–ADR	339	6,128
Mobile TeleSystems OJSC–ADR	356	5,967
NovaTek OAO–REGS–GDR(e)	51	5,307
Rosneft Oil Co.–REGS–GDR(e)	1,059	6,668
Surgutneftegas OAO–ADR	738	5,244
		36,856

Singapore–1.88%
CapitaLand Ltd.	3,000	7,677
CapitaMall Trust	5,000	7,957
CapitaMalls Asia Ltd.	5,000	8,815
City Developments Ltd.	1,000	8,673
ComfortDelGro Corp. Ltd.	4,000	6,776

	Shares	Value
Singapore–(continued)
DBS Group Holdings Ltd.	1,000	$13,545
Genting Singapore PLC	7,000	7,418
Global Logistic Properties Ltd.	3,000	6,820
Keppel Corp. Ltd.	1,000	8,400
Olam International Ltd.	4,000	7,116
Oversea-Chinese Banking Corp. Ltd.	1,000	7,717
SembCorp Industries Ltd.	2,000	8,577
SembCorp Marine Ltd.	2,000	6,508
Singapore Airlines Ltd.	1,000	8,302
Singapore Exchange Ltd.	1,000	5,531
Singapore Press Holdings Ltd.	2,000	6,685
Singapore Technologies Engineering Ltd.	2,000	6,095
Singapore Telecommunications Ltd.	2,000	6,110
UOL Group Ltd.	1,000	5,139
Wilmar International Ltd.	2,000	5,436
		149,297

South Africa–1.50%
Barclays Africa Group Ltd.	435	6,375
Bidvest Group Ltd.	239	6,554
Coronation Fund Managers Ltd.	640	6,199
Distell Group Ltd.	614	7,295
FirstRand Ltd.	1,822	6,702
Investec Ltd.	739	6,491
Liberty Holdings Ltd.	501	6,001
Mediclinic International Ltd.	819	5,722
Nedbank Group Ltd.	350	7,501
Rand Merchant Insurance Holdings Ltd.	2,364	6,741
Redefine Properties Ltd.	6,287	5,940
Remgro Ltd.	334	6,728
Sasol Ltd.	125	7,022
Shoprite Holdings Ltd.	415	6,936
SPAR Group Ltd. (The)	600	7,073
Standard Bank Group Ltd.	557	7,318
Tiger Brands Ltd.	239	6,386
Vodacom Group Ltd.	483	5,759
		118,743

South Korea–8.26%
Amorepacific Corp.	12	15,505
Celltrion Inc.(a)	178	8,319
Cheil Industries Inc.	228	14,566
Daewoo Engineering & Construction Co., Ltd.(a)	950	7,871
Daewoo Securities Co., Ltd.(a)	970	7,968
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	230	6,692
Dongbu Insurance Co., Ltd.	248	13,682
Doosan Corp.	44	5,664
Doosan Heavy Industries and Construction Co., Ltd.	220	7,410
E-Mart Co., Ltd.	31	7,081
GS Holdings	281	13,082
Hana Financial Group Inc.	190	6,684
Hankook Tire Co. Ltd.	121	7,017
Hanwha Corp.	230	6,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Macro International Equity Fund

	Shares	Value
South Korea–(continued)
Hyundai Department Store Co., Ltd.	48	$6,179
Hyundai Engineering & Construction Co. Ltd.	255	13,817
Hyundai Glovis Co., Ltd.	33	7,777
Hyundai Heavy Industries Co. Ltd.	36	6,769
Hyundai Marine & Fire Insurance Co., Ltd.	220	6,452
Hyundai Mobis Co., Ltd.	24	6,852
Hyundai Motor Co.	31	6,927
Hyundai Steel Co.	112	7,345
Hyundai Wia Corp.	44	7,240
Industrial Bank of Korea	1,250	15,413
Kangwon Land Inc.	250	7,223
KB Financial Group Inc.	380	13,001
Kia Motors Corp.	229	12,700
Korea Aerospace Industries Ltd.	170	5,428
Korea Electric Power Corp.	200	7,646
Korea Zinc Co., Ltd.	22	7,250
KT Corp.	480	15,261
KT&G Corp.	198	15,867
LG Chem Ltd.	55	14,033
LG Corp.	282	15,732
LG Display Co. Ltd.(a)	280	7,466
LG Electronics Inc.	226	15,072
LG Household & Health Care Ltd.	15	6,868
LG Uplus Corp.	720	7,095
Lotte Chemical Corp.	40	6,347
Lotte Shopping Co., Ltd.	41	12,698
NAVER Corp.	9	6,481
NCSoft Corp.	33	6,574
OCI Co. Ltd.(a)	42	7,412
ORION Corp.	9	6,864
POSCO	60	17,748
S-Oil Corp.	257	15,055
Samsung C&T Corp.	236	14,852
Samsung Card Co., Ltd.	210	7,628
Samsung Electro-Mechanics Co., Ltd.	203	13,058
Samsung Electronics Co., Ltd.	11	14,338
Samsung Engineering Co., Ltd.(a)	105	7,891
Samsung Fire & Marine Insurance Co. Ltd.	59	13,990
Samsung Heavy Industries Co., Ltd.	250	6,863
Samsung Life Insurance Co., Ltd.	148	13,766
Samsung SDI Co., Ltd.	46	6,759
Samsung Securities Co., Ltd.	470	17,962
Samsung Techwin Co., Ltd.	281	15,792
Shinhan Financial Group Co., Ltd.	310	13,501
SK C&C Co. Ltd.	49	6,725
SK Holdings Co., Ltd.	68	12,044
SK Hynix Inc.(a)	190	7,419
SK Innovation Co., Ltd.	116	13,290
SK Telecom Co., Ltd.	35	7,252
Woori Finance Holdings Co. Ltd.(a)	630	7,104
Woori Investment & Securities Co., Ltd.	1,400	11,852
		654,928

	Shares	Value
Spain–1.25%
Abertis Infraestructuras S.A.	290	$6,535
Amadeus IT Holding S.A.–Class A	163	6,786
Banco Bilbao Vizcaya Argentaria, S.A.	514	6,330
Banco de Sabadell S.A.	2,025	6,903
Banco Popular Espanol S.A.	859	6,349
Banco Santander S.A.	709	7,067
Enagas S.A.	209	6,447
Ferrovial S.A.	309	6,876
Gas Natural SDG, S.A.	234	6,726
Grifols S.A.	115	6,165
Iberdrola S.A.	939	6,559
Industria de Diseno Textil, S.A.	43	6,467
Red Electrica Corp. S.A.	78	6,427
Repsol, S.A.	257	6,936
Telefonica S.A.	414	6,949
		99,522

Sweden–2.15%
Assa Abloy AB–Class B	166	8,829
Atlas Copco AB–Class A	316	9,196
Electrolux AB–Series B	393	10,889
Hennes & Mauritz AB–Class B	191	7,802
Hexagon AB–Class B	262	8,372
Investor AB–Class B	258	10,012
Nordea Bank AB	632	9,159
Sandvik AB	629	8,921
Scania AB–Class B	354	10,754
Skandinaviska Enskilda Banken AB–Class A	633	8,732
Skanska AB–Class B	393	9,008
SKF AB–Class B	332	8,609
Svenska Cellulosa AB–Class B	307	8,619
Svenska Handelsbanken AB–Class A	170	8,563
Swedbank AB–Class A	331	8,807
Swedish Match AB	271	9,308
Telefonaktiebolaget LM Ericsson–Class B	670	8,045
TeliaSonera AB	1,161	8,443
Volvo AB–Class B	556	8,786
		170,854

Switzerland–2.75%
ABB Ltd.	351	8,457
Adecco S.A.	105	8,793
Cie Financiere Richemont S.A.	94	9,570
Credit Suisse Group AG	283	8,974
Geberit AG	27	9,015
Givaudan S.A.	6	9,477
Glencore Xstrata PLC	5,444	29,382
Holcim Ltd.	110	10,073
Julius Baer Group Ltd.	199	9,329
Kuehne + Nagel International AG	65	8,896
Nestle S.A.	117	9,047
Novartis AG	107	9,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Macro International Equity Fund

	Shares	Value
Switzerland–(continued)
Roche Holding AG	29	$8,525
Schindler Holding AG–Participation Ctfs.	61	9,454
SGS S.A.	4	9,996
STMicroelectronics N.V.	673	6,446
Swatch Group AG	14	9,013
Swiss Re AG	95	8,308
Swisscom AG	15	9,126
Syngenta AG	24	9,528
UBS AG	430	8,989
Zurich Insurance Group AG	30	8,607
		218,303

Taiwan–4.52%
Advanced Semiconductor Engineering Inc.	6,000	6,965
Asia Cement Corp.	8,000	10,506
Cathay Financial Holding Co. Ltd.	4,000	5,637
Chang Hwa Commercial Bank	17,000	9,869
Cheng Shin Rubber Industry Co., Ltd.	2,000	5,729
Cheng Uei Precision Industry Co., Ltd.	3,000	6,024
Chicony Electronics Co., Ltd.	2,000	5,193
China Development Financial Holding Corp.	25,000	7,168
China Life Insurance Co., Ltd.	7,000	6,129
China Petrochemical Development Corp.	16,000	6,308
China Steel Corp.	11,000	9,241
Chong Hong Construction Co., Ltd.	2,000	5,511
Chunghwa Telecom Co., Ltd.	4,000	12,489
CTBC Financial Holding Co. Ltd.	13,000	7,719
E.Sun Financial Holding Co. Ltd.	12,000	7,255
EVA Airways Corp.(a)	15,000	7,599
Far Eastern Department Stores Ltd.	8,000	7,444
Far Eastern New Century Corp.	7,000	7,155
Far EasTone Telecommunications Co., Ltd.	3,000	6,480
First Financial Holding Co., Ltd.	19,000	11,136
Formosa Chemicals & Fibre Corp.	2,000	4,838
Formosa Petrochemical Corp.	2,000	5,021
Formosa Plastics Corp.	3,000	7,721
Foxconn Technology Co. Ltd.	3,000	7,443
Fubon Financial Holding Co. Ltd.	5,000	6,467
Hon Hai Precision Industry Co., Ltd.	3,000	8,610
Mega Financial Holding Co., Ltd.	10,000	7,641
Nan Ya Plastics Corp.	3,000	6,560
President Chain Store Corp.	1,000	7,440
Quanta Computer Inc.	2,000	5,490
Ruentex Development Co., Ltd.	3,000	5,315
Ruentex Industries Ltd.	2,000	4,754
ScinoPharm Taiwan Ltd.	2,000	5,432
Shin Kong Financial Holding Co., Ltd.	25,000	7,559
Siliconware Precision Industries Co.	4,000	5,869
Simplo Technology Co., Ltd.	1,000	5,204
SinoPac Financial Holdings Co., Ltd.	16,000	7,129
Taishin Financial Holding Co., Ltd.	20,000	9,064
Taiwan Cement Corp.	4,000	6,352

	Shares	Value
Taiwan–(continued)
Taiwan Cooperative Financial Holding Co. Ltd.	27,000	$14,335
Taiwan Fertilizer Co., Ltd.	4,000	7,955
Taiwan Mobile Co., Ltd.	2,000	6,450
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	3,938
Tatung Co., Ltd.(a)	22,000	6,969
Uni-President Enterprises Corp.	4,000	6,772
Walsin Lihwa Corp.(a)	18,000	5,907
Wistron Corp.	6,000	5,011
WPG Holdings Ltd.	6,000	7,373
Yuanta Financial Holding Co. Ltd.	12,000	5,991
Yulon Motor Co., Ltd.	4,000	6,216
Zhen Ding Technology Holding Ltd.	2,000	5,811
		358,194

Thailand–0.08%
Thai Beverage PCL	14,000	6,599

United Kingdom–17.91%
Anglo American PLC	1,148	30,802
ARM Holdings PLC	1,662	25,104
Associated British Foods PLC	599	30,046
AstraZeneca PLC	421	33,253
Aviva PLC	3,441	30,606
BAE Systems PLC	4,022	27,296
Barclays PLC	7,007	29,874
BG Group PLC	1,556	31,532
BHP Billiton PLC	913	29,546
BP PLC	3,526	29,745
British American Tobacco PLC	511	29,457
British Sky Broadcasting Group PLC	1,745	25,975
BT Group PLC	4,308	26,941
Burberry Group PLC	1,189	29,901
Centrica PLC	4,892	27,255
Compass Group PLC	1,821	29,037
Diageo PLC	918	28,169
Experian PLC	1,555	29,883
GlaxoSmithKline PLC	1,032	28,435
HSBC Holdings PLC	2,729	27,890
Imperial Tobacco Group PLC	677	29,275
Kingfisher PLC	4,001	28,337
Land Securities Group PLC	1,600	28,747
Legal & General Group PLC	8,024	28,754
Lloyds Banking Group PLC(a)	21,363	27,310
Marks & Spencer Group PLC	3,596	26,838
National Grid PLC	2,010	28,522
Next PLC	249	27,507
Old Mutual PLC	8,511	28,780
Pearson PLC	1,635	30,613
Prudential PLC	1,237	28,451
Reckitt Benckiser Group PLC	342	27,652
Reed Elsevier PLC	1,806	26,640
Rio Tinto PLC	515	27,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Macro International Equity Fund

	Shares	Value
United Kingdom–(continued)
Rolls-Royce Holdings PLC	1,530	$27,178
Rolls-Royce Holdings PLC–Class C–Preference Shares(a)	205,020	346
Royal Bank of Scotland Group PLC (a)	5,526	27,981
Royal Dutch Shell PLC–Class A	763	30,275
SABMiller PLC	584	31,858
Smith & Nephew PLC	1,793	27,899
SSE PLC	1,095	28,237
Standard Chartered PLC	1,377	29,831
Standard Life PLC	4,516	29,215
Subsea 7 S.A.	502	10,058
Tesco PLC	5,682	28,176
Tullow Oil PLC	2,133	31,771
Unilever PLC	683	30,581
Vodafone Group PLC	7,275	27,647
WM Morrison Supermarkets PLC	7,826	26,544

	Shares	Value
United Kingdom–(continued)
Wolseley PLC	486	$28,143
WPP PLC	1,357	29,297
		1,421,203
Total Common Stocks & Other Equity Interests (Cost $6,841,822)		7,091,759

Money Market Funds–7.90%
Liquid Assets Portfolio–Institutional Class(f)	313,407	313,407
Premier Portfolio–Institutional Class(f)	313,407	313,407
Total Money Market Funds (Cost $626,814)		626,814
TOTAL INVESTMENTS–97.28% (Cost $7,468,636)		7,718,573
OTHER ASSETS LESS LIABILITIES–2.72%		215,656
NET ASSETS–100.00%		$7,934,229

Investment Abbreviations:

ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
CPO	– Certificates of Ordinary Participation
Ctfs.	– Certificates
GDR	– Global Depositary Receipt
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Rts.	– Rights
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Each unit represents one common share and two preferred shares.
(c)	Each unit represents one Series B share, two Series D-B shares and two Series D-L shares.
(d)	Each CPO represents twenty-five A shares, twenty-two B shares, thirty-five L shares and thirty-five D shares.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2014 was $11,975, which represented less than 1% of the Fund’s Net Assets.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Financials	20.6%
Industrials	14.2
Consumer Discretionary	12.0
Consumer Staples	10.0
Materials	8.1
Information Technology	5.6
Energy	5.2
Health Care	4.9
Utilities	4.6
Telecommunication Services	4.2
Money Market Funds Plus Other Assets Less Liabilities	10.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Macro International Equity Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $6,841,822)	$7,091,759
Investments in affiliated money market funds, at value and cost	626,814
Total investments, at value (Cost $7,468,636)	7,718,573
Foreign currencies, at value (Cost $34,868)	34,904
Receivable for:
Deposits with brokers for open futures contracts	160,000
Investments sold	6,713
Dividends	30,540
Other assets	59,721
Total assets	8,010,451

Liabilities:
Payable for:
Investments purchased	2,623
Variation margin — futures	5,837
Accrued fees to affiliates	12,947
Accrued trustees’ and officers’ fees and benefits	1,889
Accrued other operating expenses	52,926
Total liabilities	76,222
Net assets applicable to shares outstanding	$7,934,229

Net assets consist of:
Shares of beneficial interest	$7,624,211
Undistributed net investment income	46,404
Undistributed net realized gain (loss)	(54,029)
Net unrealized appreciation	317,643
$7,934,229

Net Assets:
Class A	$3,300,271
Class C	$11,726
Class R	$10,407
Class Y	$3,304,638
Class R5	$942,643
Class R6	$364,544

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	317,164
Class C	1,130
Class R	1,001
Class Y	317,289
Class R5	90,501
Class R6	35,001
Class A:
Net asset value per share	$10.41
Maximum offering price per share
(Net asset value of $10.41 ÷ 94.50%)	$11.02
Class C:
Net asset value and offering price per share	$10.38
Class R:
Net asset value and offering price per share	$10.40
Class Y:
Net asset value and offering price per share	$10.42
Class R5:
Net asset value and offering price per share	$10.42
Class R6:
Net asset value and offering price per share	$10.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Macro International Equity Fund

Statement of Operations

For the period December 17, 2013 (commencement date) through April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $6,047)	$81,087
Dividends from affiliated money market funds	151
Total investment income	81,238

Expenses:
Advisory fees	25,520
Administrative services fees	18,493
Custodian fees	25,072
Distribution fees:
Class A	2,973
Class C	39
Class R	19
Transfer agent fees — A, C, R and Y	2,231
Transfer agent fees — R5	127
Transfer agent fees — R6	7
Trustees’ and officers’ fees and benefits	8,410
Registration and filing fees	38,107
Professional services fees	37,000
Other	60,290
Total expenses	218,288
Less: Fees waived and expenses reimbursed	(183,454)
Net expenses	34,834
Net investment income	46,404

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $254)	16,463
Foreign currencies	14,444
Futures contracts	(84,936)
(54,029)
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $(143))	249,937
Foreign currencies	134
Futures contracts	67,572
317,643
Net realized and unrealized gain	263,614
Net increase in net assets resulting from operations	$310,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Macro International Equity Fund

Statement of Changes in Net Assets

For the period December 17, 2013 (commencement date) through April 30, 2014

(Unaudited)

2014
Operations:
Net investment income	$46,404
Net realized gain (loss)	(54,029)
Change in net unrealized appreciation	317,643
Net increase in net assets resulting from operations	310,018

Share transactions–net:
Class A	3,170,146
Class C	11,321
Class R	10,010
Class Y	3,171,686
Class R5	911,038
Class R6	350,010
Net increase in net assets resulting from share transactions	7,624,211
Net increase in net assets	7,934,229

Net assets:
Beginning of period	—
End of period (includes undistributed net investment income of $46,404)	$7,934,229

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Macro International Equity Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

16                         Invesco Macro International Equity Fund

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

17                         Invesco Macro International Equity Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

18                         Invesco Macro International Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.43%, 2.18%, 1.68%, 1.18%, 1.18% and 1.18% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the period December 17, 2013 (commencement date) to April 30, 2014, the Adviser waived advisory fees and reimbursed Fund level expenses of $181,089 and reimbursed class level expenses of $1,111, $4, $3, $1,113, $127 and $7 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the period December 17, 2013 (commencement date) to April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the period December 17, 2013 (commencement date) to April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the period December 17, 2013 (commencement date) to April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period December 17, 2013 (commencement date) to April 30, 2014, IDI advised the Fund that IDI retained $73 in front-end sales commissions from the sale of Class A shares and $0 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

19                         Invesco Macro International Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the period December 17, 2013 (commencement date) to April 30, 2014, there were transfers from Level 1 to Level 2 of $910,341 and from Level 2 to Level 1 of $2,322,847, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$27,570	$389,145	$—	$416,715
Austria	6,735	12,834	—	19,569
Belgium	6,394	38,754	—	45,148
Brazil	157,964	—	—	157,964
Chile	61,198	—	—	61,198
China	137,109	32,901	—	170,010
Colombia	28,096	—	—	28,096
Czech Republic	—	5,537	—	5,537
Denmark	—	46,359	—	46,359
Finland	8,093	46,056	—	54,149
France	116,091	196,153	—	312,244
Germany	202,275	25,291	—	227,566
Greece	—	4,220	—	4,220
Hong Kong	209,597	77,963	—	287,560
Hungary	7,018	6,386	—	13,404
Indonesia	8,450	7,312	—	15,762
Ireland	6,788	37,545	—	44,333
Italy	—	89,890	—	89,890
Japan	1,266,654	120,724	—	1,387,378
Luxembourg	—	12,917	—	12,917
Macau	—	6,327	—	6,327
Malaysia	163,754	56,674	—	220,428
Mexico	39,341	—	—	39,341
Morocco	8,664	—	—	8,664
Netherlands	38,119	43,852	—	81,971
New Zealand	15,119	6,938	—	22,057
Norway	9,676	37,250	—	46,926
Philippines	6,462	—	—	6,462
Poland	—	18,201	—	18,201
Portugal	—	6,864	—	6,864
Russia	5,967	30,889	—	36,856
Singapore	57,998	91,299	—	149,297
South Africa	56,889	61,854	—	118,743
South Korea	235,028	419,900	—	654,928
Spain	6,559	92,963	—	99,522

20                         Invesco Macro International Equity Fund

	Level 1	Level 2	Level 3	Total
Sweden	$10,889	$159,965	$—	$170,854
Switzerland	28,036	190,267	—	218,303
Taiwan	140,599	217,595	—	358,194
Thailand	—	6,599	—	6,599
United Kingdom	199,930	1,221,273	—	1,421,203
United States	626,814	—	—	626,814
	3,899,876	3,818,697	—	7,718,573
Futures*	67,572	—	—	67,572
Total Investments	$3,967,448	$3,818,697	$—	$7,786,145

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Market risk
Futures contracts(a)	$69,864	$(2,292)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the period December 17, 2013 (commencement date) to April 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Market risk	$(84,936)
Change in Unrealized Appreciation
Market risk	67,572
Total	$(17,364)

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures
Average notional value	$1,889,378

Open Futures Contracts at Period-End(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	Long	13	June-2014	$567,198	$31,941
Mini MSCI Emerging Markets Index	Long	9	June-2014	447,525	17,114
FTSE 100 Index	Long	5	June-2014	569,337	20,809
Hang Seng Index	Long	2	May-2014	281,662	(2,292)
Total Futures Contracts — Market risk					$67,572

(a)	Futures collateralized by $160,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

21                         Invesco Macro International Equity Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Goldman Sachs & Co.	$69,864	$(2,292)	$67,572	$—	$—	$67,572

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Goldman Sachs & Co.	$2,292	$(2,292)	$—	$—	$—	$—

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 17, 2013 (commencement date) to April 30, 2014 was $7,969,635 and $1,144,672, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$453,081
Aggregate unrealized (depreciation) of investment securities	(203,144)
Net unrealized appreciation of investment securities	$249,937

Cost of investments is the same for tax and financial reporting purposes.

22                         Invesco Macro International Equity Fund

NOTE 8—Share Information

	Summary of Share Activity
	December 17, 2013 (commencement date) to April 30, 2014(a)
	Shares	Amount
Sold:
Class A	322,947	$3,229,374
Class C	1,130	11,321
Class R	1,001	10,010
Class Y	322,560	3,225,939
Class R5	90,938	915,530
Class R6	35,001	350,010

Reacquired:
Class A	(5,783)	(59,228)
Class Y	(5,271)	(54,253)
Class R5	(437)	(4,492)
Net increase in share activity	762,086	$7,624,211

(a)	99% of the outstanding shares of the Fund are owned by the Adviser.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with feewaivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Period ended 04/30/14(d)	$10.00	$0.06	$0.35	$0.41	$10.41	4.10%	$3,300	1.42	%(e)	8.15	%(e)	1.56	%(e)	19%
Class C
Period ended 04/30/14(d)	10.00	0.03	0.35	0.38	10.38	3.80	12	2.17	(e)	8.90	(e)	0.81	(e)	19
Class R
Period ended 04/30/14(d)	10.00	0.05	0.35	0.40	10.40	4.00	10	1.67	(e)	8.40	(e)	1.31	(e)	19
Class Y
Period ended 04/30/14(d)	10.00	0.07	0.35	0.42	10.42	4.20	3,305	1.17	(e)	7.90	(e)	1.81	(e)	19
Class R5
Period ended 04/30/14(d)	10.00	0.07	0.35	0.42	10.42	4.20	943	1.17	(e)	7.87	(e)	1.81	(e)	19
Class R6
Period ended 04/30/14(d)	10.00	0.07	0.35	0.42	10.42	4.20	365	1.17	(e)	7.81	(e)	1.81	(e)	19

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of December 17, 2013.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,215, $10, $10, $3,223, $565 and $355 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

23                         Invesco Macro International Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 17, 2013 (commencement date) through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business December 17, 2013 (commencement date) through April 30, 2014).

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[3]
A	$1,000.00	$1,041.00	$5.36	$1,017.75	$7.10	1.42%
C	1,000.00	1,038.00	8.18	1,014.03	10.84	2.17
R	1,000.00	1,040.00	4.33	1,016.51	8.35	1.67
Y	1,000.00	1,041.00	4.42	1,018.99	5.86	1.17
R5	1,000.00	1,042.00	4.42	1,018.99	5.86	1.17
R6	1,000.00	1,041.00	4.42	1,018.99	5.86	1.17

[1]	The actual ending account value is based on the actual total return of the Fund for the period December 17, 2013 (commencement date) through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 135 (as of close of business December 17, 2013 (commencement date) through April 30, 2014)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

24                         Invesco Macro International Equity Fund

Initial Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Investment Funds (Invesco Investment Funds) (the Company) is required under the Investment Company Act of 1940, as amended, to approve the Invesco Macro International Equity Fund (the Fund) investment advisory agreements before the Fund can commence operations. During meetings held on October 29-30, 2013, the Board as a whole and the disinterested or “independent” Trustees voting separately approved (i) an amendment to the Company’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Adviser and the investment advisory agreement) to add the Fund, and (ii) (a) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. to add the Fund, and (b) an amendment to the Sub-Advisory Contract with Invesco PowerShares Capital Management LLC to add the Fund (the sub-advisers, the Affiliated Sub-Advisers; and the contracts, the sub-advisory contracts). In doing so, the Board followed a process similar to the process it follows in annually reviewing and approving investment advisory agreements and sub-advisory contracts for the series portfolios of funds advised by Invesco Advisers and considered the information provided in the most recent annual review process as well as the information provided with respect to the Fund. Prior to the October 2013 meeting, the Board and its Investments Committee met on several occasions to receive, review and discuss among themselves and with Invesco Advisers the information provided with respect to the Fund. The Board (i) determined that the investment advisory agreement and sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s agreements is fair and reasonable and (ii) approved submission of the agreements to the initial shareholder of the Fund.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Fund will be assigned to one of the Sub-Committees. The Sub-Committees meet throughout the year to review the performance, fees, expenses and other matters related to their assigned Invesco Funds. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board was assisted in its review by the Senior Officer, an independent officer of the Invesco Funds, and by independent legal counsel. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

Factors and Conclusions and Summary of Evaluation of Investment Advisory and Sub-Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the existing relationship between Invesco Advisers and the Invesco Funds, as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund by Invesco Advisers are appropriate.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who may provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance

The Board did not consider the performance of the Fund because the Fund is new and has no performance history. The Board did review performance expectations for the Fund in different market environments.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board considered the proposed advisory fee schedule of the Fund and the proposed fee waivers and expense limitations that will be in place for the Fund through December 31, 2015. The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees will have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

The Board also considered comparative advisory fee data provided by Invesco Advisers with respect to comparable registered funds managed by third-party advisers and other accounts managed by Invesco Advisers. The Board noted that the Fund utilizes the uniform fee schedule for international, regional and emerging markets Invesco Funds. The Board also noted that the advisory fee is above the Lipper International Large and Multi-Cap Core classification median fee and that the advisory fee is above the fee of three key competitors.

Based upon the information provided and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund would benefit from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund will share directly in economies of scale

25                         Invesco Macro International Equity Fund

through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board considered information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the Fund’s investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least December 31, 2015, the advisory fees payable by the Fund with respect to such investments. This waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers or its affiliates receive from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral from securities lending arrangements. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades and was advised that such trades will be executed in compliance with rules under the Investment Company Act of 1940, as amended.

26                         Invesco Macro International Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	MIE-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Macro Long/Short Fund
Nasdaq:
A: LSTAX ■ C: LSTCX ■ R: LSTRX ■ Y: LSTYX ■ R5: LSTFX ■ R6: LSTSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
18 Financial Statements
20 Notes to Financial Statements
27 Financial Highlights
28 Fund Expenses
29 Initial Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/17/13 (inception date) to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.50%
Class C Shares	1.30
Class R Shares	1.40
Class Y Shares	1.60
Class R5 Shares	1.60
Class R6 Shares	1.60
MSCI All Country World Index‚ (Broad Market Index)*	2.05
Barclays 3-Month Treasury Bellwether Index■ (Peer Group Index)*	0.03
Lipper Alternative Long/Short Equity Funds Index‚ (Peer Group Index)*	0.51

Source(s): ‚Lipper Inc.; ■Barclays via FactSet Research Systems Inc.

*	The returns for the Fund’s indexes are from 12/31/13, the month-end closest to the date of the Fund’s inception.

The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Barclays 3-Month Treasury Bellwether Index measures the performance of Treasury bills with a maturity of less than three months.

    The Lipper Alternative Long/Short Equity Funds Index is an unmanaged index considered representative of alternative equity long/short funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	-4.06%

Class C Shares
Inception (12/17/13)	0.30%

Class R Shares
Inception (12/17/13)	1.40%

Class Y Shares
Inception (12/17/13)	1.60%

Class R5 Shares
Inception (12/17/13)	1.60%

Class R6 Shares
Inception (12/17/13)	1.60%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Cumulative Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	-5.01%

Class C Shares
Inception (12/17/13)	-0.70%

Class R Shares
Inception (12/17/13)	0.40%

Class Y Shares
Inception (12/17/13)	0.60%

Class R5 Shares
Inception (12/17/13)	0.60%

Class R6 Shares
Inception (12/17/13)	0.60%

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.87%, 2.62%, 2.12%, 1.62%, 1.62% and 1.62%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 3.87%, 4.62%, 4.12%, 3.62%, 3.51% and 3.46%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2015. See current prospectus for more information.

2                         Invesco Macro Long/Short Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Macro Long/Short Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–79.75%
Australia–3.36%
AGL Energy Ltd.	560	$8,220
ALS Ltd.	1,114	7,786
Alumina Ltd.(a)	7,213	9,076
Amcor Ltd.	853	8,169
AMP Ltd.	1,708	8,033
APA Group	1,353	8,370
Asciano Ltd.	1,570	7,906
ASX Ltd.	229	7,577
Aurizon Holdings Ltd.	1,736	8,378
Australia and New Zealand Banking Group Ltd.	260	8,351
Bank of Queensland Ltd.	689	7,873
Bank of Queensland Ltd.–Rts.(a)	79	111
Bendigo and Adelaide Bank Ltd.	726	7,782
BHP Billiton Ltd.	223	7,854
BlueScope Steel Ltd.(a)	1,449	8,749
Boral Ltd.	1,487	7,893
Brambles Ltd.	914	8,029
Caltex Australia Ltd.	386	8,006
Coca-Cola Amatil Ltd.	756	6,539
Cochlear Ltd.	142	7,761
Commonwealth Bank of Australia	109	8,011
Computershare Ltd.	681	7,843
Crown Resorts Ltd.	518	7,741
CSL Ltd.	125	7,970
Dexus Property Group	2,959	3,124
Echo Entertainment Group Ltd.	3,537	9,305
Federation Centres Ltd.	3,645	8,450
Fortescue Metals Group Ltd.	1,688	7,982
Iluka Resources Ltd.	874	7,243
Incitec Pivot Ltd.	2,829	7,593
Insurance Australia Group Ltd.	1,571	8,398
Leighton Holdings Ltd.	433	7,674
Lend Lease Group	714	8,619
Macquarie Group Ltd.	153	8,243
Metcash Ltd.	2,748	7,096
National Australia Bank Ltd.	242	7,956
Newcrest Mining Ltd.(a)	796	7,734
Oil Search Ltd.	1,017	8,410
Orica Ltd.	352	7,171
Origin Energy Ltd.	604	8,380
Primary Health Care Ltd.	1,669	7,294
Qantas Airways Ltd.(a)	7,853	8,922
QBE Insurance Group Ltd.	651	7,024
Ramsay Health Care Ltd.	172	7,181
Rio Tinto Ltd.	128	7,370
Santos Ltd.	616	7,888
Seek Ltd.	483	7,546

	Shares	Value
Australia–(continued)
Sonic Healthcare Ltd.	508	$8,376
SP AusNet	6,415	8,360
Suncorp Group Ltd.	688	8,342
TABCORP Holdings Ltd.	2,355	8,158
Tatts Group Ltd.	2,938	8,259
Telstra Corp. Ltd.	1,631	7,920
Toll Holdings Ltd.	1,614	7,955
Treasury Wine Estates Ltd.	2,347	8,325
Wesfarmers Ltd.	195	7,755
Westpac Banking Corp.	250	8,181
Woodside Petroleum Ltd.	230	8,733
Woolworths Ltd.	234	8,131
WorleyParsons Ltd.	554	8,677
		467,803

Austria–0.16%
Erste Group Bank AG	211	7,108
OMV AG	161	7,530
Voestalpine AG	159	7,279
		21,917

Belgium–0.36%
Ageas	165	7,103
Anheuser-Busch InBev N.V.	65	6,930
Delhaize Group S.A.	101	7,518
KBC Groep N.V.	117	7,152
Solvay S.A.	43	6,978
UCB S.A.	88	7,214
Umicore S.A.	154	7,560
		50,455

Brazil–1.31%
Ambev S.A.	1,000	7,288
Ambev S.A.–Rts.(a)	1	0
Banco Bradesco S.A.–Preference Shares	500	7,422
BRF S.A.	400	9,041
CCR S.A.	900	7,055
Cia Brasileira de Distribuicao–Preference Shares	200	9,471
Cielo S.A.	500	8,721
Cosan Ltd.–BDR	500	6,092
Cosan S.A. Industria e Comercio	400	6,860
CPFL Energia S.A.	900	7,576
Ecorodovias Infraestrutura e Logistica S.A.	1,300	7,672
Hypermarcas S.A.	1,000	7,377
Itau Unibanco Holding S.A.–Preference Shares	500	8,252
Itausa-Investimentos Itau S.A.–Preference Shares	1,800	7,911
Lojas Americanas S.A.–Preference Shares	1,100	8,332
M Dias Branco S.A.	200	8,611
Multiplan Empreendimentos Imobiliarios S.A.	400	8,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Macro Long/Short Fund

	Shares	Value
Brazil–(continued)
Porto Seguro S.A.	400	$5,875
Souza Cruz S.A.	800	7,341
Telefonica Brasil S.A.–Preference Shares	400	8,417
Tractebel Energia S.A.	500	7,346
Transmissora Alianca de Energia Eletrica S.A.(b)	900	7,943
Ultrapar Participacoes S.A.	400	9,978
WEG S.A.	780	9,375
		182,846

Chile–0.50%
Banco de Chile	66,467	8,531
Banco Santander Chile	121,433	7,331
Cia Cervecerias Unidas S.A.	610	7,192
Empresa Nacional de Electricidad S.A.	6,194	9,154
Empresa Nacional de Telecomunicaciones S.A.	611	7,493
Empresas CMPC S.A.	2,993	6,655
Empresas COPEC S.A.	525	6,766
Enersis S.A.	29,693	9,594
S.A.C.I. Falabella	831	7,062
		69,778

China–1.43%
AAC Technologies Holdings Inc.	2,000	11,170
Agricultural Bank of China Ltd.–Class H	15,000	6,288
Bank of China Ltd.–Class H	17,000	7,477
Bank of Communications Co. Ltd.–Class H	11,000	6,839
Belle International Holdings Ltd.	8,000	8,286
China Construction Bank Corp.–Class H	10,000	6,901
China Mobile Ltd.	1,000	9,506
China Telecom Corp. Ltd.–Class H	16,000	8,214
China Unicom (Hong Kong) Ltd.	4,000	6,140
CNOOC Ltd.	4,000	6,614
Country Garden Holdings Co. Ltd.	18,000	7,220
ENN Energy Holdings Ltd.	2,000	13,982
Evergrande Real Estate Group Ltd.	17,000	7,608
GCL-Poly Energy Holdings Ltd.(a)	22,000	6,583
Hengan International Group Co. Ltd.	500	5,266
Industrial & Commercial Bank of China Ltd.–Class H	11,000	6,555
People’s Insurance Co. (Group) of China Ltd.–Class H	16,000	6,129
PetroChina Co. Ltd.–Class H	6,000	6,915
Shanghai Industrial Holdings Ltd.	2,000	6,208
Shanghai Pharmaceuticals Holding Co., Ltd.–Class H	2,400	4,396
Shimao Property Holdings Ltd.	4,000	7,894
SOHO China Ltd.	9,500	7,572
Sun Art Retail Group Ltd.	12,500	16,284
Tencent Holdings Ltd.	100	6,290
Tingyi (Cayman Islands) Holding Corp.	2,000	5,559
Want Want China Holdings Ltd.	5,000	7,842
		199,738

	Shares	Value
Colombia–0.22%
Bancolombia S.A.–Preference Shares	578	$8,179
Cementos Argos S.A.	1,378	7,685
Ecopetrol S.A.	3,565	6,637
Grupo de Inversiones Suramericana S.A.	447	8,721
		31,222

Czech Republic–0.05%
Komercni Banka A.S.	27	6,230

Denmark–0.36%
A. P. Moller-Maersk A.S.–Class B	4	9,574
Carlsberg AS–Class B	103	10,325
Coloplast AS–Class B	122	10,265
Danske Bank AS	368	10,411
Novo Nordisk AS–Class B	223	10,117
		50,692

Finland–0.43%
Fortum Oyj	327	7,394
Kone Oyj–Class B	178	7,630
Metso Corp.	227	9,095
Nokia Oyj(a)	984	7,378
Sampo Oyj–Class A	135	6,723
Stora Enso Oyj–Class R	663	6,775
UPM-Kymmene Oyj	433	7,581
Wartsila OYJ Abp	140	7,819
		60,395

France–2.51%
Accor S.A.	142	6,959
Air Liquide S.A.	53	7,588
Airbus Group N.V.	99	6,816
Alcatel-Lucent(a)	1,810	7,251
Alstom S.A.	246	10,074
Arkema S.A.	65	7,247
AXA S.A.	274	7,150
BNP Paribas S.A.	86	6,467
Bouygues S.A.	180	8,094
Bureau Veritas S.A.	237	7,233
Cap Gemini S.A.	99	7,001
Carrefour S.A.	188	7,331
Casino Guichard–Perrachon S.A.	62	7,914
Christian Dior S.A.	40	8,221
Cie Generale des Etablissements Michelin	58	7,090
Compagnie de Saint-Gobain	128	7,838
Credit Agricole S.A.(a)	463	7,313
Danone	104	7,685
Dassault Systemes S.A.	59	7,254
Edenred	223	7,521
Electricite de France	192	7,370
Essilor International S.A.	69	7,379
Eutelsat Communications S.A.	216	7,411
GDF Suez	266	6,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Macro Long/Short Fund

	Shares	Value
France–(continued)
Kering	37	$8,191
L’Oreal S.A.	43	7,397
Lafarge S.A.	92	8,419
Legrand S.A.	116	7,495
LVMH Moet Hennessy Louis Vuitton S.A.	40	7,866
Orange S.A.	508	8,251
Pernod Ricard S.A.	64	7,681
Publicis Groupe S.A.	73	6,225
Renault S.A.	76	7,413
Safran S.A.	96	6,467
Sanofi	70	7,548
Schneider Electric S.A.	75	7,049
SCOR S.E.	208	7,606
Societe Generale S.A.	115	7,161
Sodexo	69	7,438
Suez Environnement Co.	372	7,302
Technip S.A.	72	8,101
Total S.A.	115	8,222
Vallourec S.A.	139	8,216
Veolia Environnement S.A.	365	6,806
Vinci S.A.	102	7,711
Vivendi S.A.	252	6,771
Zodiac Aerospace	186	6,192
		350,449

Germany–1.84%
Adidas AG	68	7,257
Allianz S.E.	43	7,448
BASF S.E.	62	7,176
Bayer AG	53	7,353
Bayerische Motoren Werke AG	60	7,506
Beiersdorf AG	74	7,418
Brenntag AG	40	7,233
Commerzbank AG(a)	418	7,441
Continental AG	30	7,038
Daimler AG	77	7,128
Deutsche Bank AG	161	7,094
Deutsche Boerse AG	91	6,664
Deutsche Lufthansa AG	270	6,772
Deutsche Post AG	202	7,604
Deutsche Telekom AG	452	7,578
E.ON S.E.	365	6,980
Fresenius Medical Care AG & Co. KGaA	104	7,149
Fresenius S.E. & Co. KGaA	48	7,295
GEA Group AG	155	6,943
HeidelbergCement AG	85	7,372
Henkel AG & Co. KGaA–Preference Shares	69	7,679
Infineon Technologies AG	653	7,591
K+S AG	216	7,553
LANXESS AG	94	7,146
Linde AG	37	7,671
MAN S.E.	56	7,176

	Shares	Value
Germany–(continued)
Merck KGaA	43	$7,251
Metro AG	180	7,192
Muenchener Rueckversicherungs–Gesellschaft AG	34	7,851
Porsche Automobil Holding S.E.– Preference Shares	72	7,926
RWE AG	181	6,902
SAP AG	91	7,327
Siemens AG	54	7,117
ThyssenKrupp AG(a)	279	7,942
Volkswagen AG–Preference Shares	29	7,809
		256,582

Greece–0.03%
National Bank of Greece S.A.(a)	1,211	4,741

Hong Kong–2.38%
AIA Group Ltd.	1,600	7,760
ASM Pacific Technology Ltd.	900	10,007
Bank of East Asia, Ltd. (The)	2,000	8,242
Cathay Pacific Airways Ltd.	4,000	7,553
Cheung Kong Infrastructure Holdings Ltd.	1,000	6,527
CLP Holdings Ltd.	1,000	7,997
Dairy Farm International Holdings Ltd.	900	9,189
Espirit Holdings Ltd.	4,400	7,322
First Pacific Co. Ltd.	8,000	8,864
Galaxy Entertainment Group Ltd.(a)	1,000	7,901
Hang Lung Group Ltd.	2,000	10,848
Hang Lung Properties Ltd.	3,000	8,919
Hang Seng Bank Ltd.	500	8,145
Henderson Land Development Co. Ltd.	1,000	5,971
HKT Trust and HKT Ltd.	7,000	7,322
Hong Kong and China Gas Co. Ltd.	4,000	9,213
Hong Kong Exchanges & Clearing Ltd.	500	9,010
Hongkong Land Holdings Ltd.	1,000	7,000
Hopewell Holdings Ltd.	2,000	6,888
Hutchison Whampoa Ltd.	1,000	13,714
Hysan Development Co. Ltd.	2,000	8,567
Kerry Properties Ltd.	2,500	8,207
Li & Fung Ltd.	4,000	5,830
Link REIT (The)	1,500	7,458
MTR Corp. Ltd.	2,000	7,546
New World Development Co. Ltd.	8,000	8,255
Noble Group Ltd.	9,000	9,256
Power Assets Holdings Ltd.	1,000	8,627
Samsonite International S.A.	2,700	8,567
Sands China Ltd.	1,200	8,828
Shangri–La Asia Ltd.	4,000	6,594
Sino Land Co. Ltd.	6,000	8,977
SJM Holdings Ltd.	3,000	8,342
Sun Hung Kai Properties Ltd.	1,000	12,595
Sun Hung Kai Properties Ltd.–Wts. expiring 04/22/16(a)	83	56

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Macro Long/Short Fund

	Shares	Value
Hong Kong–(continued)
Swire Pacific Ltd.–Class A	500	$5,772
Swire Properties Ltd.	2,800	8,428
Techtronic Industries Co. Ltd.	2,500	7,965
Wharf Holdings Ltd. (The)	1,000	6,997
Wheelock and Co. Ltd.	2,000	8,229
Yue Yuen Industrial (Holdings) Ltd.	2,500	7,723
		331,211

Hungary–0.11%
MOL Hungarian Oil and Gas PLC	129	7,421
Richter Gedeon Nyrt	460	7,874
		15,295

Indonesia–0.13%
Golden Agri-Resources Ltd.	18,000	8,774
PT Trada Maritime Tbk(a)	62,700	9,978
		18,752

Ireland–0.36%
CRH PLC	272	7,923
Kerry Group PLC–Class A	96	7,578
Shire PLC	607	34,704
		50,205

Italy–0.72%
Assicurazioni Generali S.p.A.	327	7,653
Atlantia S.p.A	294	7,664
Enel S.p.A.	1,288	7,296
Eni S.p.A.	272	7,073
Fiat S.p.A.(a)	649	7,866
Intesa Sanpaolo S.p.A.	2,252	7,713
Luxottica Group S.p.A.	135	7,757
Prada S.p.A.	1,100	8,814
Saipem S.p.A.	304	8,155
Snam S.p.A.	1,202	7,231
Telecom Italia S.p.A.(a)	6,714	8,621
Terna-Rete Elettrica Nazionale S.p.A.	1,330	7,204
UniCredit S.p.A.	803	7,201
		100,248

Japan–11.15%
ACOM Co., Ltd.(a)	2,100	7,149
Advantest Corp.	700	7,676
Aeon Co., Ltd.	700	8,087
Aisin Seiki Co., Ltd.	200	7,063
Amada Co., Ltd.	1,000	7,229
ANA Holdings Inc.	4,000	8,725
Aozora Bank, Ltd.	2,000	5,947
Asahi Glass Co., Ltd.	1,000	5,664
Asahi Group Holdings, Ltd.	200	5,525
Asahi Kasei Corp.	1,000	6,798
ASICS Corp.	300	5,837
Astellas Pharma Inc.	600	6,673
Bank of Kyoto, Ltd. (The)	1,000	8,139

	Shares	Value
Japan–(continued)
Bank of Yokohama, Ltd. (The)	1,000	$5,018
Benesse Holdings Inc.	200	7,601
Bridgestone Corp.	200	7,160
Brother Industries, Ltd.	600	8,375
Canon Inc.	200	6,255
Central Japan Railway Co.	100	12,322
Chiba Bank, Ltd. (The)	1,000	6,348
Chubu Electric Power Co., Inc.(a)	700	7,963
Chugai Pharmaceutical Co., Ltd.	400	10,083
Chugoku Bank, Ltd. (The)	600	7,947
Chugoku Electric Power Co., Inc. (The)	600	7,847
Credit Saison Co., Ltd.	300	6,426
Dai Nippon Printing Co., Ltd.	1,000	9,019
Dai-ichi Life Insurance Co. Ltd. (The)	500	6,916
Daihatsu Motor Co., Ltd.	500	8,271
Daiichi Sankyo Co., Ltd.	500	8,378
Daikin Industries, Ltd.	100	5,772
Daito Trust Construction Co., Ltd.	100	10,163
Daiwa Securities Group Inc.	1,000	7,483
DeNA Co., Ltd.	300	5,060
Denso Corp.	100	4,551
Dentsu Inc.	200	8,217
East Japan Railway Co.	100	7,290
Eisai Co., Ltd.	200	7,714
Electric Power Development Co., Ltd.	200	5,310
FamilyMart Co., Ltd.	100	4,152
Fuji Heavy Industries Ltd.	200	5,253
Fuji Media Holdings, Inc.	300	5,050
FUJIFILM Holdings Corp.	200	5,165
Fujitsu Ltd.	1,000	5,869
Fukuoka Financial Group, Inc.	2,000	8,158
GungHo Online Entertainment, Inc.	1,100	6,273
Gunma Bank, Ltd. (The)	1,000	5,312
Hachijuni Bank, Ltd. (The)	1,000	5,458
Hamamatsu Photonics K.K.	200	8,999
Hankyu Hanshin Holdings, Inc.	1,000	5,478
Hino Motors, Ltd.	500	6,583
Hiroshima Bank, Ltd. (The)	2,000	8,217
Hisamitsu Pharmaceutical Co., Inc.	100	4,187
Hitachi Construction Machinery Co., Ltd.	300	5,567
Hitachi, Ltd.	1,000	7,111
Hokkaido Electric Power Co., Inc.(a)	800	4,891
Hokuhoku Financial Group, Inc.	3,000	5,781
Hokuriku Electric Power Co.	600	7,442
Honda Motor Co., Ltd.	200	6,613
Hoya Corp.	200	5,897
Hulic Co., Ltd.	600	7,213
IBIDEN Co., Ltd.	300	5,403
Idemitsu Kosan Co., Ltd.	300	6,644
IHI Corp.	1,000	3,981
INPEX Corp.	600	8,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Macro Long/Short Fund

	Shares	Value
Japan–(continued)
Isetan Mitsukoshi Holdings Ltd.	600	$7,454
Isuzu Motors Ltd.	1,000	5,801
ITOCHU Corp.	600	6,739
Iyo Bank, Ltd. (The)	800	7,192
J. Front Retailing Co., Ltd.	1,000	6,339
Japan Airlines Co. Ltd.	100	5,175
Japan Exchange Group Inc.	400	7,896
Japan Real Estate Investment Corp.	1	5,292
Japan Steel Works, Ltd. (The)	1,000	4,216
Japan Tobacco, Inc.	200	6,566
JFE Holdings, Inc.	300	5,546
Joyo Bank, Ltd. (The)	1,000	4,862
JSR Corp.	300	4,915
JTEKT Corp.	500	7,287
JX Holdings, Inc.	1,200	6,221
Kajima Corp.	2,000	7,610
Kansai Electric Power Co., Inc. (The)(a)	700	5,861
Kao Corp.	200	7,526
Kawasaki Heavy Industries, Ltd.	2,000	7,415
KDDI Corp.	100	5,323
Keikyu Corp.	1,000	8,295
Keio Corp.	1,000	7,072
Keisei Electric Railway Co., Ltd.	1,000	8,696
Kintetsu Corp.	2,000	7,023
Kirin Holdings Co., Ltd.	600	8,305
Kobe Steel, Ltd.	6,000	7,873
Komatsu Ltd.	300	6,609
Konica Minolta Inc.	800	7,426
Kuraray Co., Ltd.	700	7,854
Kurita Water Industries Ltd.	300	6,309
Kyocera Corp.	100	4,702
Kyowa Hakko Kirin Co., Ltd.	1,000	11,386
Kyushu Electric Power Co., Inc.	600	6,051
Lawson, Inc.	100	6,945
LIXIL Group Corp.	200	5,288
Makita Corp.	100	5,302
Marubeni Corp.	1,000	6,671
Marui Group Co., Ltd.	800	7,113
Mazda Motor Corp.	1,000	4,470
Medipal Holdings Corp.	500	7,023
MEIJI Holdings Co., Ltd.	100	6,133
Mitsubishi Chemical Holdings Corp.	1,500	6,001
Mitsubishi Corp.	300	5,364
Mitsubishi Electric Corp.	1,000	11,376
Mitsubishi Gas Chemical Co., Inc.	1,000	5,771
Mitsubishi Heavy Industries, Ltd.	1,000	5,282
Mitsubishi Materials Corp.	2,000	5,791
Mitsubishi Motors Corp.	700	7,573
Mitsubishi Tanabe Pharma Corp.	500	6,847
Mitsubishi UFJ Financial Group, Inc.	1,300	6,892
Mitsui & Co., Ltd.	500	7,087

	Shares	Value
Japan–(continued)
Mitsui Chemicals, Inc.	4,000	$9,743
Mitsui O.S.K. Lines, Ltd.	2,000	6,671
Mizuho Financial Group, Inc.	3,200	6,260
MS&AD Insurance Group Holdings, Inc.	400	8,960
Murata Manufacturing Co., Ltd.	100	8,315
Nagoya Railroad Co., Ltd.	2,000	6,339
Namco Bandai Holdings Inc.	400	8,624
NEC Corp.	2,000	5,615
Nidec Corp.	100	5,689
Nikon Corp.	500	7,840
Nintendo Co., Ltd.	100	10,506
Nippon Express Co., Ltd.	1,000	4,725
Nippon Steel & Sumitomo Metal Corp.	2,000	5,243
Nippon Telegraph & Telephone Corp.	100	5,538
Nippon Television Holdings, Inc.	500	7,449
Nippon Yusen Kabushiki Kaisha	2,000	5,445
Nissan Motor Co., Ltd.	800	6,863
Nisshin Seifun Group Inc.	700	8,141
Nissin Foods Holdings Co., Ltd.	100	4,783
Nitori Holdings Co., Ltd.	100	4,583
Nitto Denko Corp.	100	4,341
NKSJ Holdings, Inc.	400	9,974
Nomura Holdings, Inc.	1,100	6,327
Nomura Research Institute, Ltd.	200	5,781
NSK Ltd.	1,000	10,515
NTT Data Corp.	200	7,737
NTT DoCoMo, Inc.	500	7,933
Obayashi Corp.	1,000	6,446
Odakyu Electric Railway Co., Ltd.	1,000	8,774
Oji Holdings Corp.	1,000	4,196
Olympus Corp.	200	6,104
OMRON Corp.	200	7,063
Ono Pharmaceutical Co., Ltd.	100	7,973
ORIX Corp.	500	7,224
Osaka Gas Co., Ltd.	2,000	7,532
Otsuka Holdings Co., Ltd.	200	5,758
Panasonic Corp.	700	7,662
Rakuten Inc.	600	7,759
Resona Holdings, Inc.	1,300	6,638
Ricoh Co., Ltd.	600	6,950
Rohm Co. Ltd.	100	4,769
Sankyo Co., Ltd.	200	7,992
Santen Pharmaceutical Co., Ltd.	100	4,461
SECOM Co., Ltd.	100	5,755
Sega Sammy Holdings Inc.	400	8,045
Sekisui Chemical Co., Ltd.	1,000	10,144
Sekisui House, Ltd.	600	7,201
Seven & I Holdings Co., Ltd.	200	7,886
Sharp Corp.(a)	2,000	5,008
Shikoku Electric Power Co. Inc.(a)	600	7,019
Shimadzu Corp.	1,000	8,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Macro Long/Short Fund

	Shares	Value
Japan–(continued)
Shimamura Co., Ltd.	100	$9,312
Shimano Inc.	100	9,978
Shimizu Corp.	1,000	5,664
Shin-Etsu Chemical Co., Ltd.	100	5,867
Shinsei Bank, Ltd.	3,000	5,840
Shionogi & Co., Ltd.	300	5,253
Shiseido Co., Ltd.	300	5,353
Shizuoka Bank, Ltd. (The)	1,000	9,547
Showa Denko K.K.	6,000	7,982
SoftBank Corp.	100	7,424
Sojitz Corp.	3,800	5,985
Sony Corp.	500	8,800
Sony Financial Holdings Inc.	500	8,011
Stanley Electric Co., Ltd.	400	8,843
Sumitomo Chemical Co., Ltd.	2,000	7,493
Sumitomo Corp.	600	7,788
Sumitomo Electric Industries, Ltd.	500	6,901
Sumitomo Heavy Industries, Ltd.	1,000	4,245
Sumitomo Metal Mining Co., Ltd.	1,000	15,074
Sumitomo Mitsui Financial Group, Inc.	100	3,945
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,118
Suzuken Co., Ltd.	200	7,199
Suzuki Motor Corp.	200	5,155
Sysmex Corp.	200	6,329
T&D Holdings, Inc.	600	7,154
Taiheiyo Cement Corp.	2,000	7,004
Taisei Corp.	1,000	4,627
Taisho Pharmaceutical Holdings Co. Ltd.	100	7,396
Takashimaya Co., Ltd.	1,000	9,469
Takeda Pharmaceutical Co. Ltd.	100	4,488
TDK Corp.	100	4,265
Teijin Ltd.	4,000	9,821
Terumo Corp.	300	5,954
THK Co., Ltd.	300	6,347
Tobu Railway Co., Ltd.	1,000	4,891
Toho Co., Ltd.	300	5,778
Toho Gas Co., Ltd.	1,000	4,901
Tohoku Electric Power Co., Inc.	700	6,656
Tokio Marine Holdings, Inc.	200	5,891
Tokyo Electric Power Co. Inc.(a)	1,800	6,796
Tokyo Electron Ltd.	100	5,703
Tokyo Gas Co., Ltd.	1,000	5,233
Tokyu Corp.	1,000	6,290
TonenGeneral Sekiyu K.K.	1,000	9,440
Toppan Printing Co. Ltd.	1,000	6,877
Toray Industries, Inc.	1,000	6,525
Toshiba Corp.	1,000	3,913
Toyo Seikan Group Holdings Ltd.	500	7,429
Toyota Industries Corp.	100	4,607
Toyota Motor Corp.	100	5,404
Toyota Tsusho Corp.	400	10,521
Trend Micro Inc.	200	6,466

	Shares	Value
Japan–(continued)
Unicharm Corp.	100	$5,419
West Japan Railway Co.	200	8,105
Yahoo Japan Corp.	1,200	5,257
Yakult Honsha Co., Ltd.	100	5,400
Yamada Denki Co., Ltd.	2,000	7,376
Yamaguchi Financial Group, Inc.	1,000	9,215
Yamaha Motor Co., Ltd.	500	7,713
Yamato Holdings Co., Ltd.	300	6,168
Yaskawa Electric Corp.	600	6,767
Yokogawa Electric Corp.	500	6,823
		1,554,231

Luxembourg–0.11%
ArcelorMittal S.A.	456	7,435
Tenaris S.A.	333	7,358
		14,793

Macau–0.05%
Wynn Macau, Ltd.	1,600	6,327

Malaysia–1.76%
AMMB Holdings Berhad	5,300	11,653
Axiata Group Berhad	7,300	15,045
British American Tobacco Malaysia Berhad	400	7,496
Bumi Armada Berhad	6,600	8,094
CIMB Group Holdings Berhad	3,600	8,289
DiGi.Com Berhad	7,200	12,229
Gamuda Berhad	5,500	7,793
Genting Berhad	2,400	7,203
Genting Malaysia Berhad	4,900	6,342
IHH Healthcare Berhad(a)	8,300	10,192
IOI Corp. Berhad	5,200	7,962
Kuala Lumpur Kepong Berhad	1,300	9,634
Malayan Banking Berhad	3,700	11,217
Malaysia Airports Holdings Berhad	2,500	6,171
Maxis Berhad	7,000	14,898
Petronas Chemicals Group Berhad	5,600	11,557
Petronas Dagangan Berhad	1,000	9,279
Petronas Gas Berhad	1,200	8,648
Public Bank Berhad	4,000	24,670
Sime Darby Berhad	6,400	18,501
Telekom Malaysia Berhad	7,400	14,050
Tenaga Nasional Berhad	2,000	7,288
UMW Holdings Berhad	2,300	7,579
		245,790

Mexico–0.32%
America Movil S.A.B. de C.V.–Series L	6,300	6,352
Arca Continental S.A.B. de C.V.	1,300	8,268
Coca-Cola Femsa, S.A.B. de C.V.–Series L	600	6,723
Fomento Economico Mexicano, S.A.B. de C.V.(c)	800	7,268
Grupo Televisa S.A.B.–Series CPO(d)	1,100	7,207
Wal-Mart de Mexico S.A.B. de C.V.– Series V	3,200	8,096
		43,914

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Macro Long/Short Fund

	Shares	Value
Morocco–0.07%
Attijariwafa Bank	263	$10,264

Netherlands–0.66%
Aegon N.V.	800	7,274
Akzo Nobel N.V.	87	6,713
ASML Holding N.V.	77	6,348
Gemalto N.V.	65	7,277
Heineken Holding N.V.	114	7,275
Heineken N.V.	107	7,422
Koninklijke (Royal) KPN N.V.(a)	2,047	7,276
Koninklijke Ahold N.V.	379	7,323
Koninklijke DSM N.V.	109	7,815
Koninklijke Philips N.V.	214	6,870
Randstad Holding N.V.	123	7,161
Reed Elsevier N.V.	325	6,635
Wolters Kluwer N.V.	259	7,217
		92,606

New Zealand–0.19%
Auckland International Airport Ltd.	2,455	8,404
Fletcher Building Ltd.	915	7,789
Telecom Corp. of New Zealand Ltd.	4,001	9,556
		25,749

Norway–0.38%
DNB ASA	560	9,920
Orkla ASA	1,258	10,399
Statoil ASA	356	10,842
Telenor ASA	466	10,950
Yara International ASA	237	11,186
		53,297

Philippines–0.05%
Philippine Long Distance Telephone Co.	115	7,431

Poland–0.14%
Bank Pekao S.A.	108	6,959
Powszechna Kasa Oszczednosci Bank Polski S.A.	516	7,108
Powszechny Zaklad Ubezpieczen S.A.	42	5,963
		20,030

Portugal–0.06%
EDP–Energias de Portugal, S.A.	1,585	7,705

Russia–0.30%
LUKOIL OAO–ADR	158	8,392
Mining and Metallurgical Co. Norilsk Nickel OJSC–ADR	381	6,888
Mobile TeleSystems OJSC–ADR	403	6,754
NovaTek OAO–REGS–GDR(e)	57	5,931
Rosneft Oil Co.–REGS–GDR(e)	1,189	7,486
Surgutneftegas OAO–ADR	829	5,891
		41,342

	Shares	Value
Singapore–1.24%
CapitaLand Ltd.	4,000	$10,236
CapitaMall Trust	5,000	7,957
CapitaMalls Asia Ltd.	6,000	10,578
City Developments Ltd.	1,000	8,673
ComfortDelGro Corp. Ltd.	5,000	8,470
DBS Group Holdings Ltd.	1,000	13,545
Genting Singapore PLC	7,000	7,418
Global Logistic Properties Ltd.	4,000	9,094
Keppel Corp. Ltd.	1,000	8,400
Olam International Ltd.	5,000	8,894
Oversea-Chinese Banking Corp. Ltd.	1,000	7,717
SembCorp Industries Ltd.	2,000	8,577
SembCorp Marine Ltd.	2,000	6,508
Singapore Airlines Ltd.	1,000	8,302
Singapore Exchange Ltd.	1,000	5,531
Singapore Press Holdings Ltd.	2,000	6,685
Singapore Technologies Engineering Ltd.	3,000	9,142
Singapore Telecommunications Ltd.	3,000	9,166
UOL Group Ltd.	2,000	10,278
Wilmar International Ltd.	3,000	8,154
		173,325

South Africa–0.96%
Barclays Africa Group Ltd.	514	7,533
Bidvest Group Ltd.	268	7,349
Coronation Fund Managers Ltd.	719	6,964
Distell Group Ltd.	690	8,198
FirstRand Ltd.	2,092	7,695
Investec Ltd.	829	7,281
Liberty Holdings Ltd.	581	6,960
Mediclinic International Ltd.	944	6,595
Nedbank Group Ltd.	393	8,423
Rand Merchant Insurance Holdings Ltd.	2,654	7,568
Redefine Properties Ltd.	7,246	6,846
Remgro Ltd.	375	7,554
Sasol Ltd.	140	7,864
Shoprite Holdings Ltd.	466	7,789
SPAR Group Ltd. (The)	674	7,945
Standard Bank Group Ltd.	625	8,211
Tiger Brands Ltd.	257	6,867
Vodacom Group Ltd.	543	6,474
		134,116

South Korea–5.29%
Amorepacific Corp.	13	16,797
Celltrion Inc.(a)	198	9,254
Cheil Industries Inc.	255	16,291
Daewoo Engineering & Construction Co., Ltd.(a)	1,060	8,782
Daewoo Securities Co., Ltd.(a)	1,080	8,871
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	270	7,856
Dongbu Insurance Co., Ltd.	279	15,392

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Macro Long/Short Fund

	Shares	Value
South Korea–(continued)
Doosan Corp.	50	$6,436
Doosan Heavy Industries and Construction Co., Ltd.	250	8,420
E-Mart Co., Ltd.	35	7,994
GS Holdings	323	15,037
Hana Financial Group Inc.	210	7,388
Hankook Tire Co. Ltd.	131	7,597
Hanwha Corp.	270	7,875
Hyundai Department Store Co., Ltd.	54	6,951
Hyundai Engineering & Construction Co. Ltd.	286	15,497
Hyundai Glovis Co., Ltd.	37	8,720
Hyundai Heavy Industries Co. Ltd.	41	7,709
Hyundai Marine & Fire Insurance Co., Ltd.	260	7,625
Hyundai Mobis Co., Ltd.	27	7,709
Hyundai Motor Co.	35	7,821
Hyundai Steel Co.	124	8,131
Hyundai Wia Corp.	49	8,062
Industrial Bank of Korea	1,400	17,263
Kangwon Land Inc.	280	8,089
KB Financial Group Inc.	430	14,712
Kia Motors Corp.	257	14,253
Korea Aerospace Industries Ltd.	190	6,067
Korea Electric Power Corp.	220	8,411
Korea Zinc Co., Ltd.	25	8,239
KT Corp.	560	17,804
KT&G Corp.	221	17,711
LG Chem Ltd.	63	16,074
LG Corp.	317	17,684
LG Display Co. Ltd.(a)	310	8,266
LG Electronics Inc.	253	16,873
LG Household & Health Care Ltd.	16	7,326
LG Uplus Corp.	820	8,080
Lotte Chemical Corp.	46	7,299
Lotte Shopping Co., Ltd.	47	14,556
NAVER Corp.	10	7,201
NCSoft Corp.	37	7,371
OCI Co. Ltd.(a)	46	8,118
ORION Corp.	10	7,627
POSCO	68	20,114
S-Oil Corp.	288	16,871
Samsung C&T Corp.	264	16,615
Samsung Card Co., Ltd.	240	8,718
Samsung Electro-Mechanics Co., Ltd.	228	14,666
Samsung Electronics Co., Ltd.	12	15,642
Samsung Engineering Co., Ltd.(a)	115	8,643
Samsung Fire & Marine Insurance Co. Ltd.	68	16,124
Samsung Heavy Industries Co., Ltd.	280	7,687
Samsung Life Insurance Co., Ltd.	167	15,533
Samsung SDI Co., Ltd.	55	8,081
Samsung Securities Co., Ltd.	530	20,255
Samsung Techwin Co., Ltd.	315	17,703
Shinhan Financial Group Co., Ltd.	350	15,244

	Shares	Value
South Korea–(continued)
SK C&C Co. Ltd.	56	$7,685
SK Holdings Co., Ltd.	76	13,461
SK Hynix Inc.(a)	220	8,591
SK Innovation Co., Ltd.	130	14,894
SK Telecom Co., Ltd.	40	8,288
Woori Finance Holdings Co. Ltd.(a)	680	7,667
Woori Investment & Securities Co., Ltd.	1,570	13,291
		737,012

Spain–0.79%
Abertis Infraestructuras S.A.	304	6,851
Amadeus IT Holding S.A.–Class A	183	7,619
Banco Bilbao Vizcaya Argentaria, S.A.	595	7,327
Banco de Sabadell S.A.	2,274	7,752
Banco Popular Espanol S.A.	965	7,133
Banco Santander S.A.	741	7,386
Enagas S.A.	235	7,250
Ferrovial S.A.	365	8,122
Gas Natural SDG, S.A.	262	7,530
Grifols S.A.	128	6,862
Iberdrola S.A.	1,041	7,271
Industria de Diseno Textil, S.A.	48	7,219
Red Electrica Corp. S.A.	87	7,168
Repsol, S.A.	288	7,773
Telefonica S.A.	432	7,251
		110,514

Sweden–1.40%
Assa Abloy AB–Class B	190	10,106
Atlas Copco AB–Class A	355	10,331
Electrolux AB–Series B	442	12,247
Hennes & Mauritz AB–Class B	221	9,028
Hexagon AB–Class B	305	9,746
Investor AB–Class B	290	11,255
Nordea Bank AB	740	10,725
Sandvik AB	708	10,041
Scania AB–Class B	397	12,060
Skandinaviska Enskilda Banken AB–Class A	751	10,359
Skanska AB–Class B	441	10,109
SKF AB–Class B	373	9,672
Svenska Cellulosa AB–Class B	344	9,657
Svenska Handelsbanken AB–Class A	202	10,175
Swedbank AB–Class A	372	9,897
Swedish Match AB	312	10,716
Telefonaktiebolaget LM Ericsson–Class B	753	9,042
TeliaSonera AB	1,304	9,483
Volvo AB–Class B	624	9,860
		194,509

Switzerland–1.80%
ABB Ltd.	394	9,493
Adecco S.A.	118	9,881
Cie Financiere Richemont S.A.	105	10,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Macro Long/Short Fund

	Shares	Value
Switzerland–(continued)
Credit Suisse Group AG	309	$9,798
Geberit AG	31	10,351
Givaudan S.A.	6	9,478
Glencore Xstrata PLC	6,129	33,079
Holcim Ltd.	126	11,538
Julius Baer Group Ltd.	223	10,454
Kuehne + Nagel International AG	72	9,854
Nestle S.A.	134	10,362
Novartis AG	120	10,428
Roche Holding AG	33	9,701
Schindler Holding AG–Participation Ctfs.	69	10,693
SGS S.A.	4	9,996
STMicroelectronics N.V.	814	7,796
Swatch Group AG	16	10,300
Swiss Re AG	107	9,357
Swisscom AG	17	10,343
Syngenta AG	27	10,720
TE Connectivity Ltd.	109	6,429
UBS AG	508	10,619
Zurich Insurance Group AG	33	9,468
		250,828

Taiwan–2.98%
Advanced Semiconductor Engineering Inc.	6,000	6,965
Asia Cement Corp.	9,000	11,819
Cathay Financial Holding Co. Ltd.	5,000	7,046
Chang Hwa Commercial Bank	19,000	11,030
Cheng Shin Rubber Industry Co., Ltd.	3,000	8,594
Cheng Uei Precision Industry Co., Ltd.	3,000	6,024
Chicony Electronics Co., Ltd.	3,000	7,790
China Development Financial Holding Corp.	28,000	8,028
China Life Insurance Co., Ltd.	8,000	7,005
China Petrochemical Development Corp.	18,000	7,096
China Steel Corp.	12,000	10,081
Chong Hong Construction Co., Ltd.	2,000	5,511
Chunghwa Telecom Co., Ltd.	4,000	12,489
CTBC Financial Holding Co. Ltd.	15,000	8,907
E.Sun Financial Holding Co. Ltd.	14,000	8,465
EVA Airways Corp.(a)	16,000	8,105
Far Eastern Department Stores Ltd.	9,000	8,375
Far Eastern New Century Corp.	8,000	8,177
Far EasTone Telecommunications Co., Ltd.	4,000	8,640
First Financial Holding Co., Ltd.	22,000	12,895
Formosa Chemicals & Fibre Corp.	3,000	7,257
Formosa Petrochemical Corp.	3,000	7,532
Formosa Plastics Corp.	3,000	7,721
Foxconn Technology Co. Ltd.	4,000	9,924
Fubon Financial Holding Co. Ltd.	5,000	6,467
Hon Hai Precision Industry Co., Ltd.	3,000	8,610
Mega Financial Holding Co., Ltd.	12,000	9,170
Nan Ya Plastics Corp.	3,000	6,560
President Chain Store Corp.	1,000	7,440

	Shares	Value
Taiwan–(continued)
Quanta Computer Inc.	2,000	$5,489
Ruentex Development Co., Ltd.	4,000	7,087
Ruentex Industries Ltd.	3,000	7,131
ScinoPharm Taiwan Ltd.	2,000	5,432
Shin Kong Financial Holding Co., Ltd.	29,000	8,768
Siliconware Precision Industries Co.	5,000	7,336
Simplo Technology Co., Ltd.	1,000	5,204
SinoPac Financial Holdings Co., Ltd.	19,000	8,465
Taishin Financial Holding Co., Ltd.	22,000	9,970
Taiwan Cement Corp.	4,000	6,352
Taiwan Cooperative Financial Holding Co. Ltd.	32,000	16,990
Taiwan Fertilizer Co., Ltd.	5,000	9,944
Taiwan Mobile Co., Ltd.	2,000	6,450
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000	7,876
Tatung Co., Ltd.(a)	24,000	7,603
Uni-President Enterprises Corp.	4,000	6,772
Walsin Lihwa Corp.(a)	20,000	6,563
Wistron Corp.	7,000	5,846
WPG Holdings Ltd.	7,000	8,601
Yuanta Financial Holding Co. Ltd.	15,000	7,489
Yulon Motor Co., Ltd.	5,000	7,770
Zhen Ding Technology Holding Ltd.	3,000	8,716
		415,577

Thailand–0.05%
Thai Beverage PCL	16,000	7,541

United Kingdom–11.28%
Anglo American PLC	1,271	34,102
ARM Holdings PLC	1,839	27,778
Associated British Foods PLC	664	33,306
AstraZeneca PLC	466	36,807
Aviva PLC	3,808	33,870
BAE Systems PLC	4,449	30,194
Barclays PLC	7,753	33,055
BG Group PLC	1,722	34,896
BHP Billiton PLC	1,010	32,685
BP PLC	3,902	32,917
British American Tobacco PLC	564	32,512
British Sky Broadcasting Group PLC	1,931	28,744
BT Group PLC	4,725	29,549
Burberry Group PLC	1,316	33,095
Centrica PLC	5,357	29,846
Compass Group PLC	2,015	32,131
Diageo PLC	1,016	31,176
Experian PLC	1,721	33,073
GlaxoSmithKline PLC	1,131	31,162
HSBC Holdings PLC	3,019	30,854
Imperial Tobacco Group PLC	749	32,388
Kingfisher PLC	4,427	31,355
Land Securities Group PLC	1,770	31,801
Legal & General Group PLC	8,878	31,814

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Macro Long/Short Fund

	Shares	Value
United Kingdom–(continued)
Lloyds Banking Group PLC(a)	23,594	$30,162
Marks & Spencer Group PLC	3,979	29,696
National Grid PLC	2,223	31,545
Next PLC	275	30,379
Old Mutual PLC	9,418	31,847
Pearson PLC	1,809	33,870
Prudential PLC	1,390	31,970
Reckitt Benckiser Group PLC	378	30,562
Reed Elsevier PLC	1,999	29,487
Rio Tinto PLC	570	30,983
Rolls-Royce Holdings PLC	1,693	30,074
Rolls-Royce Holdings PLC–Class C–Preference Shares(a)	226,862	383
Royal Bank of Scotland Group PLC(a)	6,114	30,959
Royal Dutch Shell PLC–Class A	841	33,370
SABMiller PLC	646	35,240
Smith & Nephew PLC	1,983	30,856
SSE PLC	1,211	31,228
Standard Chartered PLC	1,524	33,016
Standard Life PLC	4,997	32,326
Subsea 7 S.A.	565	11,320
Tesco PLC	6,287	31,176
Tullow Oil PLC	2,360	35,152
Unilever PLC	751	33,625
Vodafone Group PLC	8,050	30,593
WM Morrison Supermarkets PLC	8,659	29,369
Wolseley PLC	545	31,560
WPP PLC	1,502	32,428
		1,572,286

United States–22.46%
3M Co.	48	6,676
Abbott Laboratories	162	6,276
AbbVie Inc.	116	6,041
ABM Industries Inc.	495	13,410
Acadia Realty Trust	558	15,139
Accenture PLC–Class A	74	5,936
ACE Ltd.	60	6,139
Actuant Corp.–Class A	385	13,036
Adobe Systems Inc.(a)	97	5,984
Aetna Inc.	88	6,288
Aflac, Inc.	92	5,770
Agilent Technologies, Inc.	109	5,890
Agree Realty Corp.	394	11,769
Air Products and Chemicals, Inc.	52	6,111
Alexion Pharmaceuticals, Inc.(a)	40	6,328
Allergan, Inc.	51	8,458
ALLETE, Inc.	347	17,961
Allstate Corp. (The)	110	6,265
Altria Group, Inc.	175	7,019
Amazon.com, Inc.(a)	18	5,474
AMCOL International Corp.	274	12,563

	Shares	Value
United States–(continued)
American Assets Trust Inc.	355	$12,052
American Electric Power Co., Inc.	130	6,995
American Express Co.	66	5,770
American International Group, Inc.	127	6,748
American Tower Corp.	77	6,431
Ameriprise Financial, Inc.	58	6,475
Amgen Inc.	52	5,811
AmSurg Corp.(a)	298	12,906
Anadarko Petroleum Corp.	73	7,228
Analog Devices, Inc.	118	6,052
Anixter International Inc.	140	13,717
Annaly Capital Management Inc.	552	6,376
Aon PLC	76	6,451
Apache Corp.	74	6,423
Apple Inc.	11	6,491
Applied Materials, Inc.	315	6,004
Archer-Daniels-Midland Co.	149	6,516
AT&T Inc.	186	6,640
Automatic Data Processing, Inc.	77	6,003
AutoZone, Inc.(a)	12	6,407
Avista Corp.	561	18,036
Baker Hughes Inc.	102	7,130
Bank of America Corp.	361	5,466
Bank of New York Mellon Corp. (The)	184	6,232
Bank of the Ozarks, Inc.	193	11,561
Banner Corp.	313	12,376
Baxter International Inc.	93	6,769
BB&T Corp.	163	6,085
Becton, Dickinson and Co.	56	6,330
Bed Bath & Beyond Inc.(a)	94	5,840
Benchmark Electronics, Inc.(a)	504	11,683
Berkshire Hathaway Inc.–Class B(a)	51	6,571
Biglari Holdings, Inc.(a)	35	15,016
Biogen Idec Inc.(a)	21	6,030
BlackRock, Inc.	21	6,321
Boeing Co. (The)	52	6,709
Boston Properties, Inc.	57	6,677
Brady Corp.–Class A	444	11,451
Bristol-Myers Squibb Co.	122	6,111
Broadcom Corp.–Class A	208	6,408
Brookline Bancorp, Inc.	1,648	14,964
CACI International Inc.–Class A(a)	191	13,303
Cal-Maine Foods, Inc.	236	14,073
Calgon Carbon Corp.(a)	591	11,838
Capital One Financial Corp.	83	6,134
Capstead Mortgage Corp.	1,079	13,790
Cardinal Health, Inc.	86	5,978
Carnival Corp.	154	6,054
Caterpillar Inc.	67	7,062
CBS Corp.–Class B	94	5,429
Celgene Corp.(a)	40	5,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Macro Long/Short Fund

	Shares	Value
United States–(continued)
CenturyLink Inc.	202	$7,052
Charles Schwab Corp. (The)	224	5,947
Chesapeake Energy Corp.	258	7,417
Chevron Corp.	53	6,653
Chubb Corp. (The)	73	6,722
Cigna Corp.	72	5,763
Cisco Systems, Inc.	272	6,286
Citigroup Inc.	126	6,037
Citrix Systems, Inc.(a)	102	6,050
City Holding Co.	289	12,424
CME Group Inc.–Class A	76	5,350
Coach, Inc.	126	5,626
Coca-Cola Co. (The)	166	6,771
Cognizant Technology Solutions Corp.–Class A(a)	131	6,276
Colgate-Palmolive Co.	95	6,393
Columbia Banking System, Inc.	529	13,130
Comcast Corp.–Class A	128	6,625
Community Bank System, Inc.	418	15,545
Comtech Telecommunications Corp.	375	11,906
ConAgra Foods, Inc.	211	6,438
CONMED Corp.	291	13,482
ConocoPhillips	91	6,762
Consolidated Edison, Inc.	115	6,673
Corning Inc.	329	6,879
Costco Wholesale Corp.	55	6,362
Cousins Properties, Inc.	1,108	12,886
Covidien PLC	91	6,484
Cracker Barrel Old Country Store, Inc.	117	11,085
Crown Castle International Corp.	81	5,891
CSG Systems International, Inc.	426	11,229
CSX Corp.	216	6,096
Cubic Corp.	227	10,767
Cummins Inc.	44	6,637
CVB Financial Corp.	808	11,684
CVS Caremark Corp.	91	6,618
Danaher Corp.	84	6,164
Deere & Co.	68	6,347
Devon Energy Corp.	96	6,720
Dime Community Bancshares, Inc.	878	14,311
DineEquity, Inc.	152	11,523
DIRECTV(a)	90	6,984
Discover Financial Services	110	6,149
Dollar General Corp.(a)	109	6,152
Dominion Resources, Inc.	92	6,674
Dow Chemical Co. (The)	132	6,587
Duke Energy Corp.	85	6,332
E. I. du Pont de Nemours and Co.	96	6,463
EastGroup Properties, Inc.	223	14,105
Eaton Corp. PLC	81	5,884
eBay Inc.(a)	116	6,012
Ecolab Inc.	58	6,069

	Shares	Value
United States–(continued)
Edison International	123	$6,957
El Paso Electric Co.	400	15,128
Eli Lilly and Co.	110	6,501
EMC Corp.	227	5,857
Emerson Electric Co.	97	6,613
EnerSys	164	11,083
Ensign Group, Inc. (The)	296	12,580
Entergy Corp.	101	7,322
EOG Resources, Inc.	66	6,468
EPR Properties	254	13,617
Equity Residential	111	6,598
Exelon Corp.	210	7,356
Exponent, Inc.	163	11,478
Express Scripts Holding Co.(a)	82	5,460
Exxon Mobil Corp.	67	6,861
F.N.B. Corp.	1,087	13,522
Facebook Inc.–Class A(a)	94	5,619
FedEx Corp.	46	6,268
First Financial Bancorp.	850	13,761
First Midwest Bancorp, Inc.	708	11,590
FirstEnergy Corp.	194	6,547
Ford Motor Co.	410	6,621
Forward Air Corp.	277	12,252
Franklin Resources, Inc.	121	6,334
Franklin Street Properties Corp.	984	11,985
Freeport-McMoRan Copper & Gold Inc.	197	6,771
General Dynamics Corp.	59	6,458
General Electric Co.	250	6,722
General Growth Properties, Inc.	285	6,546
General Mills, Inc.	117	6,203
General Motors Co.	182	6,275
Geo Group Inc. (The)	393	13,177
Getty Realty Corp.	582	11,011
Gilead Sciences, Inc.(a)	86	6,750
Glacier Bancorp, Inc.	465	11,932
Goldman Sachs Group, Inc. (The)	38	6,073
Google Inc.–Class A(a)	6	3,209
Government Properties Income Trust	514	13,081
Haemonetics Corp.(a)	372	11,294
Halliburton Co.	115	7,253
HCP, Inc.	159	6,656
Health Care REIT, Inc.	108	6,814
Healthcare Realty Trust, Inc.	549	13,807
Healthcare Services Group, Inc.	438	12,746
Hershey Co. (The)	61	5,871
Hess Corp.	72	6,420
Hewlett-Packard Co.	206	6,810
Hillenbrand, Inc.	459	13,954
Home Depot, Inc. (The)	74	5,884
Honeywell International Inc.	67	6,224
Horace Mann Educators Corp.	406	12,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Macro Long/Short Fund

	Shares	Value
United States–(continued)
Illinois Tool Works Inc.	74	$6,307
Independent Bank Corp.	401	14,885
Ingersoll-Rand PLC	108	6,458
Inland Real Estate Corp.	1,199	12,530
Innophos Holdings, Inc.	248	13,997
Intel Corp.	240	6,406
Interactive Brokers Group, Inc.–Class A	592	14,149
International Business Machines Corp.	36	7,073
International Paper Co.	139	6,484
Interval Leisure Group, Inc.	426	10,978
Intuit Inc.	77	5,833
Intuitive Surgical, Inc.(a)	15	5,426
J & J Snack Foods Corp.	140	13,104
Jack in the Box Inc.(a)	225	12,046
Johnson & Johnson	63	6,381
Johnson Controls, Inc.	136	6,139
JPMorgan Chase & Co.	108	6,046
Kaiser Aluminum Corp.	194	13,658
Kaman Corp.	327	13,724
Kellogg Co.	105	7,017
Kimberly-Clark Corp.	59	6,623
Kinder Morgan Inc.	204	6,663
Knight Transportation, Inc.	579	13,740
Kraft Foods Group, Inc.	106	6,027
Kroger Co. (The)	145	6,676
Laclede Group, Inc. (The)	380	18,016
Landauer, Inc.	231	9,988
Las Vegas Sands Corp.	75	5,935
Lexington Realty Trust	1,129	12,148
Lockheed Martin Corp.	40	6,566
Loews Corp.	144	6,332
Lorillard, Inc.	115	6,833
Lowe’s Cos., Inc.	119	5,463
LyondellBasell Industries N.V.–Class A	70	6,475
Macy’s, Inc.	110	6,317
Magellan Health Services, Inc.(a)	196	11,313
Marathon Oil Corp.	179	6,471
Marathon Petroleum Corp.	70	6,506
Marsh & McLennan Cos., Inc.	129	6,361
MasterCard, Inc.–Class A	83	6,105
MB Financial, Inc.	415	11,139
McDonald’s Corp.	67	6,792
McGraw Hill Financial, Inc.	76	5,619
McKesson Corp.	35	5,922
Mead Johnson Nutrition Co.	74	6,531
Medtronic, Inc.	107	6,294
Merck & Co., Inc.	118	6,910
MetLife, Inc.	119	6,230
Micrel, Inc.	1,208	12,032
Microsoft Corp.	156	6,302
MKS Instruments, Inc.	383	10,781

	Shares	Value
United States–(continued)
Mondelez International Inc.–Class A	177	$6,310
Monsanto Co.	53	5,867
Morgan Stanley	185	5,722
Mosaic Co. (The)	127	6,355
Motorola Solutions, Inc.	87	5,531
Mueller Industries, Inc.	390	11,287
National Oilwell Varco Inc.	82	6,439
National Penn Bancshares, Inc.	1,184	11,568
National Presto Industries, Inc.	188	13,585
Navigators Group, Inc. (The)(a)	222	12,647
NBT Bancorp Inc.	585	13,250
NetApp, Inc.	156	5,555
New Jersey Resources Corp.	293	14,571
Newmont Mining Corp.	252	6,257
NextEra Energy, Inc.	71	7,089
NIKE, Inc.–Class B	84	6,128
Noble Energy, Inc.	94	6,747
Norfolk Southern Corp.	63	5,955
Northern Trust Corp.	94	5,664
Northrop Grumman Corp.	52	6,319
Northwest Bancshares, Inc.	1,092	14,513
Northwest Natural Gas Co.	432	19,125
NorthWestern Corp.	359	17,368
Nucor Corp.	124	6,417
Occidental Petroleum Corp.	62	5,937
Old National Bancorp	899	12,694
Omnicom Group Inc.	88	5,956
Oracle Corp.	168	6,868
Oritani Financial Corp.	1,004	14,889
PACCAR Inc.	94	6,014
PacWest Bancorp	295	11,614
Papa John’s International, Inc.	238	10,439
Paychex, Inc.	139	5,812
PepsiCo, Inc.	77	6,614
Pfizer Inc.	196	6,131
PG&E Corp.	156	7,110
Philip Morris International Inc.	75	6,407
Phillips 66	78	6,491
Piedmont Natural Gas Co., Inc.	487	17,430
Pioneer Natural Resources Co.	35	6,764
PNC Financial Services Group, Inc. (The)	77	6,471
Pool Corp.	216	12,748
Post Properties, Inc.	290	14,561
PPG Industries, Inc.	32	6,196
PPL Corp.	211	7,035
Praxair, Inc.	46	6,005
Precision Castparts Corp.	25	6,327
Priceline Group Inc. (The)(a)	5	5,789
ProAssurance Corp.	365	16,578
Procter & Gamble Co. (The)	81	6,687
Progressive Corp. (The)	243	5,893

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Macro Long/Short Fund

	Shares	Value
United States–(continued)
Prologis, Inc.	150	$6,095
Provident Financial Services, Inc.	756	13,139
Prudential Financial, Inc.	73	5,890
PS Business Parks, Inc.	178	15,267
Public Service Enterprise Group Inc.	173	7,088
Public Storage	38	6,669
QUALCOMM, Inc.	83	6,533
Raytheon Co.	65	6,206
Regeneron Pharmaceuticals, Inc.(a)	20	5,938
Reynolds American Inc.	118	6,659
RLI Corp.	343	14,770
Safety Insurance Group, Inc.	235	12,622
Salesforce.com, Inc.(a)	108	5,578
Saul Centers, Inc.	261	11,977
Schlumberger Ltd.	65	6,601
SEACOR Holdings Inc.(a)	168	14,010
Selective Insurance Group, Inc.	574	13,168
Sempra Energy	66	6,508
Simmons First National Corp.–Class A	355	12,837
Simon Property Group, Inc.	37	6,408
South Jersey Industries, Inc.	288	16,546
Southern Co. (The)	153	7,012
Southwest Gas Corp.	286	15,733
Sovran Self Storage, Inc.	158	11,992
Spectra Energy Corp.	168	6,671
St. Jude Medical, Inc.	92	5,839
Starbucks Corp.	75	5,297
State Street Corp.	84	5,423
Stepan Co.	207	11,971
Sterling Bancorp	1,081	12,929
Steven Madden, Ltd.(a)	342	12,179
Stryker Corp.	80	6,220
SunTrust Banks, Inc.	158	6,045
Symantec Corp.	349	7,078
Sysco Corp.	177	6,448
T. Rowe Price Group Inc.	70	5,749
Tanger Factory Outlet Centers, Inc.	433	15,449
Target Corp.	101	6,237
Teledyne Technologies Inc.(a)	154	14,300
TeleTech Holdings, Inc.(a)	611	14,743
Texas Instruments Inc.	140	6,363
Thermo Fisher Scientific, Inc.	52	5,928
Time Warner Cable Inc.	49	6,932
Time Warner Inc.	89	5,915
TJX Cos., Inc. (The)	102	5,934
Tompkins Financial Corp.	252	11,879
Toro Co. (The)	198	12,581
Transocean Ltd.	158	6,805
Travelers Cos., Inc. (The)	76	6,884
TreeHouse Foods, Inc.(a)	166	12,423
TrustCo Bank Corp NY	2,039	13,478

	Shares	Value
United States–(continued)
Twenty-First Century Fox, Inc.–Class A	194	$6,212
Tyco International Ltd.	145	5,931
U.S. Bancorp	151	6,158
UIL Holdings Corp.	357	13,113
UMB Financial Corp.	208	12,212
Umpqua Holdings Corp.	676	11,242
UniFirst Corp.	120	11,549
Union Pacific Corp.	34	6,475
United Bankshares, Inc.	458	13,396
United Parcel Service, Inc.–Class B	65	6,402
United Technologies Corp.	59	6,981
UnitedHealth Group Inc.	81	6,078
Urstadt Biddle Properties Inc.–Class A	657	13,409
Valero Energy Corp.	128	7,318
Ventas, Inc.	100	6,608
Verizon Communications Inc.	136	6,355
Vertex Pharmaceuticals Inc.(a)	89	6,025
VF Corp.	93	5,681
Viacom Inc.–Class B	68	5,779
ViewPoint Financial Group Inc.	507	13,217
Visa Inc.–Class A	26	5,268
Vornado Realty Trust	66	6,772
Wal-Mart Stores, Inc.	83	6,616
Walgreen Co.	103	6,994
Walt Disney Co. (The)	79	6,268
Waste Management, Inc.	156	6,934
Watts Water Technologies, Inc.–Class A	204	10,853
WD-40 Co.	168	12,237
WellPoint, Inc.	63	6,343
Wells Fargo & Co.	133	6,602
West Pharmaceutical Services, Inc.	280	12,146
Weyerhaeuser Co.	217	6,477
Whole Foods Market, Inc.	115	5,716
Williams Cos., Inc. (The)	156	6,579
Wintrust Financial Corp.	349	15,642
Xcel Energy, Inc.	205	6,533
Yahoo! Inc.(a)	168	6,040
Yum! Brands, Inc.	79	6,082
Zimmer Holdings, Inc.	68	6,582
Zoetis Inc.	217	6,566
		3,132,102
Total Common Stocks & Other Equity Interests (Cost $10,763,156)		11,119,848

Money Market Funds–17.62%
Liquid Assets Portfolio–Institutional Class(f)	1,228,508	1,228,508
Premier Portfolio–Institutional Class(f)	1,228,508	1,228,508
Total Money Market Funds (Cost $2,457,016)		2,457,016
TOTAL INVESTMENTS–97.37% (Cost $13,220,172)		13,576,864
OTHER ASSETS LESS LIABILITIES–2.63%		366,239
NET ASSETS–100.00%		$13,943,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Macro Long/Short Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
CPO	– Certificates of Ordinary Participation
Ctfs.	– Certificates
GDR	– Global Depositary Receipt
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Rts.	– Rights
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Each unit represents one common share and two preferred shares.
(c)	Each unit represents one Series B share, two Series D-B shares and two Series D-L shares.
(d)	Each CPO represents twenty-five A shares, twenty-two B shares, thirty-five L shares and thirty-five D shares.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2014 was $13,417, which represented 0.10% of the Fund’s Net Assets.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Financials	20.6%
Industrials	11.6
Consumer Discretionary	9.9
Consumer Staples	7.8
Materials	6.3
Information Technology	5.8
Health Care	5.2
Utilities	5.1
Energy	4.5
Telecommunication Services	2.9
Money Market Funds Plus Other Assets Less Liabilities	20.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Macro Long/Short Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $10,763,156)	$11,119,848
Investments in affiliated money market funds, at value and cost	2,457,016
Total investments, at value (Cost $13,220,172)	13,576,864
Foreign currencies, at value (Cost $40,174)	40,219
Receivable for:
Deposits with brokers for open futures contracts	300,000
Investments sold	7,737
Variation margin — futures	1,160
Dividends	38,831
Other assets	62,762
Total assets	14,027,573

Liabilities:
Payable for:
Investments purchased	3,023
Accrued fees to affiliates	26,882
Accrued trustees’ and officers’ fees and benefits	1,744
Accrued other operating expenses	52,821
Total liabilities	84,470
Net assets applicable to shares outstanding	$13,943,103

Net assets consist of:
Shares of beneficial interest	$13,724,860
Undistributed net investment income	37,046
Undistributed net realized gain (loss)	(267,962)
Net unrealized appreciation	449,159
$13,943,103

Net Assets:
Class A	$5,989,806
Class C	$36,863
Class R	$10,154
Class Y	$5,996,772
Class R5	$1,248,967
Class R6	$660,541

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	589,975
Class C	3,640
Class R	1,001
Class Y	590,115
Class R5	122,881
Class R6	65,001
Class A:
Net asset value per share	$10.15
Maximum offering price per share
(Net asset value of $10.15 ÷ 94.50%)	$10.74
Class C:
Net asset value and offering price per share	$10.13
Class R:
Net asset value and offering price per share	$10.14
Class Y:
Net asset value and offering price per share	$10.16
Class R5:
Net asset value and offering price per share	$10.16
Class R6:
Net asset value and offering price per share	$10.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Macro Long/Short Fund

Statement of Operations

For the period December 17, 2013 (commencement date) through April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $6,916)	$121,072
Dividends from affiliated money market funds	449
Total investment income	121,521

Expenses:
Advisory fees	61,791
Administrative services fees	18,493
Custodian fees	25,758
Distribution fees:
Class A	5,454
Class C	91
Class R	19
Transfer agent fees — A, C, R and Y	1,444
Transfer agent fees — R5	11
Transfer agent fees — R6	8
Trustees’ and officers’ fees and benefits	8,284
Registration and filing fees	38,107
Professional services fees	43,116
Other	57,976
Total expenses	260,552
Less: Fees waived and expenses reimbursed	(176,077)
Net expenses	84,475
Net investment income	37,046

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $287)	58,651
Foreign currencies	16,597
Futures contracts	(343,210)
(267,962)
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $(164))	356,692
Foreign currencies	155
Futures contracts	92,312
449,159
Net realized and unrealized gain	181,197
Net increase in net assets resulting from operations	$218,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Macro Long/Short Fund

Statement of Changes in Net Assets

For the period December 17, 2013 (commencement date) through April 30, 2014

(Unaudited)

2014
Operations:
Net investment income	$37,046
Net realized gain (loss)	(267,962)
Change in net unrealized appreciation	449,159
Net increase in net assets resulting from operations	218,243

Share transactions–net:
Class A	5,899,975
Class C	36,146
Class R	10,010
Class Y	5,900,490
Class R5	1,228,229
Class R6	650,010
Net increase in net assets resulting from share transactions	13,724,860
Net increase in net assets	13,943,103

Net assets:
Beginning of period	—
End of period (includes undistributed net investment income of $37,046)	$13,943,103

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Macro Long/Short Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek a positive absolute return over a complete economic and market cycle.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued

20                         Invesco Macro Long/Short Fund

at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency

21                         Invesco Macro Long/Short Fund

fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.25%
Over $10 billion	1.15%

22                         Invesco Macro Long/Short Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.87%, 2.62%, 2.12%, 1.62%, 1.62% and 1.62% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the period December 17, 2013 (commencement date) to April 30, 2014, the Adviser waived advisory fees and reimbursed Fund level expenses of $174,614 and reimbursed class level expenses of $719, $3, $1, $721, $11 and $8 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the period December 17, 2013 (commencement date) to April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the period December 17, 2013 (commencement date) to April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the period December 17, 2013 (commencement date) to April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period December 17, 2013 (commencement date) to April 30, 2014, IDI advised the Fund that IDI retained $17 in front-end sales commissions from the sale of Class A shares and $0 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

23                         Invesco Macro Long/Short Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the period December 17, 2013 (commencement date) to April 30, 2014, there were transfers from Level 1 to Level 2 of $1,020,303 and from Level 2 to Level 1 of $2,626,466, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$30,874	$436,929	$—	$467,803
Austria	7,530	14,387	—	21,917
Belgium	7,214	43,241	—	50,455
Brazil	182,846	—	—	182,846
Chile	69,778	—	—	69,778
China	165,145	34,593	—	199,738
Colombia	31,222	—	—	31,222
Czech Republic	—	6,230	—	6,230
Denmark	—	50,692	—	50,692
Finland	9,095	51,300	—	60,395
France	131,241	219,208	—	350,449
Germany	227,481	29,101	—	256,582
Greece	—	4,741	—	4,741
Hong Kong	229,212	101,999	—	331,211
Hungary	7,874	7,421	—	15,295
Indonesia	9,978	8,774	—	18,752
Ireland	7,578	42,627	—	50,205
Italy	—	100,248	—	100,248
Japan	1,420,047	134,184	—	1,554,231
Luxembourg	—	14,793	—	14,793
Macau	—	6,327	—	6,327
Malaysia	182,838	62,952	—	245,790
Mexico	43,914	—	—	43,914
Morocco	10,264	—	—	10,264
Netherlands	43,413	49,193	—	92,606
New Zealand	17,960	7,789	—	25,749
Norway	11,186	42,111	—	53,297
Philippines	7,431	—	—	7,431
Poland	—	20,030	—	20,030
Portugal	—	7,705	—	7,705
Russia	6,754	34,588	—	41,342
Singapore	69,916	103,409	—	173,325
South Africa	64,138	69,978	—	134,116
South Korea	264,561	472,451	—	737,012
Spain	7,271	103,243	—	110,514
Sweden	12,247	182,262	—	194,509
Switzerland	38,384	212,444	—	250,828
Taiwan	165,605	249,972	—	415,577
Thailand	—	7,541	—	7,541
United Kingdom	220,657	1,351,629	—	1,572,286
United States	5,589,118	—	—	5,589,118
	9,292,772	4,284,092	—	13,576,864
Futures*	92,312	—	—	92,312
Total Investments	$9,385,084	$4,284,092	$—	$13,669,176

*	Unrealized appreciation.

24                         Invesco Macro Long/Short Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Market risk
Futures contracts(a)	$98,363	$(6,051)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the period December 17, 2013 (commencement date) to April 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Market risk	$(343,210)
Change in Unrealized Appreciation
Market risk	92,312
Total	$(250,898)

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures
Average notional value	$4,313,730

Open Futures Contracts at Period-End(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones EUROSTOXX 50	Long	4	June 2014	$174,522	$10,569
E-Mini S&P 500 Index	Short	7	June 2014	(657,265)	(6,051)
FTSE 100 Index	Long	1	June 2014	113,867	4,131
Hang Seng Index	Short	2	May 2014	(281,662)	6,043
Mini MSCI Emerging Markets Index	Long	1	June 2014	49,725	8
Russell 2000 Mini Index	Short	7	June 2014	(786,520)	44,646
Topix Tokyo Price Index	Short	5	June 2014	(565,147)	32,966
Total Futures Contracts — Market Risk					$92,312

(a)	Futures collateralized by $300,000 cash held with Goldman, Sachs & Co., the futures commission merchant.

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

25                         Invesco Macro Long/Short Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities*	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Goldman Sachs & Co.	$98,363	$(6,051)	$92,312	$—	$—	$92,312

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities*	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Goldman Sachs & Co.	$6,051	$(6,051)	$—	$—	$—	$—

*	Includes cumulative appreciation (depreciation) of futures contracts.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 17, 2013 (commencement date) to April 30, 2014 was $12,483,546 and $1,779,491, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$672,065
Aggregate unrealized (depreciation) of investment securities	(315,373)
Net unrealized appreciation of investment securities	$356,692

Cost of investments is the same for tax and financial reporting purposes.

26                         Invesco Macro Long/Short Fund

NOTE 8—Share Information

	Summary of Share Activity
	December 17, 2013 (commencement date) to April 30, 2014(a)
	Shares	Amount
Sold:
Class A	591,483	$5,914,942
Class C	3,640	36,146
Class R	1,001	10,010
Class Y	592,645	5,926,023
Class R5	122,881	1,228,229
Class R6	65,001	650,010

Reacquired:
Class A	(1,508)	(14,967)
Class Y	(2,530)	(25,533)
Net increase in share activity	1,372,613	$13,724,860

(a)	99% of the outstanding shares of the Fund are owned by affiiates.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Period ended 04/30/14(d)	$10.00	$0.02	$0.13	$0.15	$10.15	1.50%	$5,990	1.85	%(e)	5.41	%(e)	0.61	%(e)	18%
Class C
Period ended 04/30/14(d)	10.00	(0.01)	0.14	0.13	10.13	1.30	37	2.60	(e)	6.16	(e)	(0.14	)(e)	18
Class R
Period ended 04/30/14(d)	10.00	0.01	0.13	0.14	10.14	1.40	10	2.10	(e)	5.66	(e)	0.36	(e)	18
Class Y
Period ended 04/30/14(d)	10.00	0.03	0.13	0.16	10.16	1.60	5,997	1.60	(e)	5.16	(e)	0.86	(e)	18
Class R5
Period ended 04/30/14(d)	10.00	0.03	0.13	0.16	10.16	1.60	1,249	1.60	(e)	5.13	(e)	0.86	(e)	18
Class R6
Period ended 04/30/14(d)	10.00	0.03	0.13	0.16	10.16	1.60	661	1.60	(e)	5.13	(e)	0.86	(e)	18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of December 17, 2013.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,898, $25, $10, $5,912, $867 and $653 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

27                         Invesco Macro Long/Short Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 17, 2013 (commencement date) through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business December 17, 2013 (commencement date) through April 30, 2014).

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[3]
A	$1,000.00	$1,015.00	$6.89	$1,015.62	$9.25	1.85%
C	1,000.00	1,013.00	9.68	1,011.90	12.97	2.60
R	1,000.00	1,014.00	7.82	1,014.38	10.49	2.10
Y	1,000.00	1,016.00	5.97	1,016.86	8.00	1.60
R5	1,000.00	1,016.00	5.97	1,016.86	8.00	1.60
R6	1,000.00	1,016.00	5.97	1,016.86	8.00	1.60

[1]	The actual ending account value is based on the actual total return of the Fund for the period December 17, 2013 (commencement date) through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 135 (as of close of business December 17, 2013 (commencement date) through April 30, 2014)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

28                         Invesco Macro Long/Short Fund

Initial Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Investment Funds (Invesco Investment Funds) (the Company) is required under the Investment Company Act of 1940, as amended, to approve the Invesco Macro Long/Short Fund (the Fund) investment advisory agreements before the Fund can commence operations. During meetings held on October 29-30, 2013, the Board as a whole and the disinterested or “independent” Trustees voting separately approved (i) an amendment to the Company’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) to add the Fund, and (ii) (a) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. to add the Fund, and (b) an amendment to the Sub-Advisory Contract with Invesco PowerShares Capital Management LLC to add the Fund (the sub-advisers, the Affiliated Sub-Advisers; and the contracts, the sub-advisory contracts). In doing so, the Board followed a process similar to the process that it follows in annually reviewing and approving investment advisory agreements and sub-advisory contracts for the series portfolios of funds advised by Invesco Advisers and considered the information provided in the most recent annual review process as well as the information provided with respect to the Fund. Prior to the October 2013 meeting, the Board and its Investments Committee met on several occasions to receive, review and discuss among themselves and with Invesco Advisers the information provided with respect to the Fund. The Board (i) determined that the investment advisory agreement and sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s agreements is fair and reasonable and (ii) approved submission of the agreements to the initial shareholder of the Fund.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Fund will be assigned to one of the Sub-Committees. The Sub-Committees meet throughout the year to review the performance, fees, expenses and other matters related to their assigned Invesco Funds. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board was assisted in its review by the Senior Officer, an independent officer of the Invesco Funds, and by independent legal counsel. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

Factors and Conclusions and Summary of Evaluation of Investment Advisory and Sub-Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the existing relationship between Invesco Advisers and the Invesco Funds, as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund by Invesco Advisers are appropriate.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who may provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance

The Board did not consider the performance of the Fund because the Fund is new and has no performance history. The Board did review performance expectations for the Fund in different market environments.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board considered the proposed advisory fee schedule of the Fund and the proposed fee waivers and expense limitations that will be in place for the Fund through December 31, 2015. The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees will have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

The Board also considered comparative advisory fee data provided by Invesco Advisers with respect to comparable registered funds managed by third-party advisers. The Board noted that the advisory fee is at the Lipper Long/Short Equity classification median fee and that the advisory fee is the same as or lower than the fee of three key competitors. The Board noted that Invesco Advisers does not advise other client accounts with investment strategies comparable to those of the Fund.

Based upon the information provided and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund would benefit from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund will share directly in economies of scale through lower fees charged by third party

29                         Invesco Macro Long/Short Fund

service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board considered information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the Fund’s investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least December 31, 2015, the advisory fees payable by the Fund with respect to such investments. This waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers or its affiliates receive from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral from securities lending arrangements. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades and was advised that such trades will be executed in compliance with rules under the Investment Company Act of 1940, as amended.

30                         Invesco Macro Long/Short Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s

Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	MLS-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Premium Income Fund
Nasdaq:
A: PIAFX ■ C: PICFX ■ R: PIRFX ■ Y: PIYFX ■ R5: IPNFX ■ R6: PIFFX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
18 Financial Statements
20 Notes to Financial Statements
30 Financial Highlights
31 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.01%
Class C Shares	4.62
Class R Shares	4.88
Class Y Shares	5.04
Class R5 Shares	5.04
Class R6 Shares	5.14
Barclays U.S. Aggregate Index‚ (Broad Market Index)	1.74
Custom Premium Income Index■ (Style-Specific Index)	5.24
Lipper Mixed-Asset Target Allocation Conservative Funds Index¿ (Peer Group Index)	3.59

Source(s): ‚Invesco, Barclays via FactSet Research Systems Inc.; ■Invesco, Lipper Inc.; ¿Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Custom Premium Income Index, created by Invesco to serve as a benchmark for Invesco Premium Income Fund, comprises the following indexes: the S&P 500 Index (50%) and the Barclays U.S. Universal Index (50%).

The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (12/14/11)	4.45%
1 Year	-6.10

Class C Shares
Inception (12/14/11)	6.14%
1 Year	-2.36

Class R Shares
Inception (12/14/11)	6.65%
1 Year	-1.01

Class Y Shares
Inception (12/14/11)	7.20%
1 Year	-0.51

Class R5 Shares
Inception (12/14/11)	7.20%
1 Year	-0.51

Class R6 Shares
Inception	7.12%
1 Year	-0.51

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/14/11)	3.97%
1 Year	-4.79

Class C Shares
Inception (12/14/11)	5.75%
1 Year	-0.96

Class R Shares
Inception (12/14/11)	6.26%
1 Year	0.51

Class Y Shares
Inception (12/14/11)	6.85%
1 Year	1.11

Class R5 Shares
Inception (12/14/11)	6.85%
1 Year	1.11

Class R6 Shares
Inception	6.77%
1 Year	1.11

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.89%, 1.64%, 1.14%, 0.64%, 0.64% and 0.64%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.23%, 1.98%, 1.48%, 0.98%, 0.91% and 0.86%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses for Class A, Class C, Class R, and Class Y shares, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

2                         Invesco Premium Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Premium Income Fund

Schedule of Investments(a)

April 30, 2014

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–48.81%
Aerospace & Defense–0.64%
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$23,000	$23,891
Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	29,000	29,653
6.00%, 10/15/22(b)	12,000	12,270
7.75%, 03/15/20(b)	171,000	195,367
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21	55,000	54,038
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	180,000	196,200
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	92,000	93,840
7.50%, 07/15/21	26,000	28,795
		634,054

Agricultural & Farm Machinery–0.10%
Titan International Inc., Sr. Sec. Gtd. Notes, 6.88%, 10/01/20(b)	89,000	94,785

Air Freight & Logistics–0.28%
Transnet SOC Ltd. (South Africa), Sr. Unsec. Notes, 4.00%, 07/26/22(b)	300,000	281,605

Airlines–0.48%
Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	36,000	37,170
America West Airlines Pass Through Trust, Series 2001-1, Class G, Sr. Sec. Pass Through Ctfs., 7.10%, 04/02/21	47,419	52,310
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	35,060	38,215
Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	70,607	73,762
Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	34,000	36,380
UAL Pass Through Trust, Series 2007-1, Class B, Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	74,718	81,162
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	70,000	75,775
US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	7,413	8,488
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	6,981	7,426
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 10/23/20(b)	65,075	67,841
		478,529

	Principal Amount	Value
Alternative Carriers–0.42%
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	$258,000	$279,285
Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	125,000	131,875
		411,160

Apparel Retail–0.35%
Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	118,000	129,210
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	109,000	115,131
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	52,000	58,370
Neiman Marcus Group LTD LLC., Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	44,000	48,400
		351,111

Apparel, Accessories & Luxury Goods–0.23%
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	122,000	135,420
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	73,000	72,270
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	19,000	19,760
		227,450

Application Software–0.11%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	110,000	111,100

Asset Management & Custody Banks–0.09%
Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(b)	89,000	90,558

Auto Parts & Equipment–0.32%
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	42,000	44,730
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	152,000	157,700
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	110,000	117,975
		320,405

Automotive Retail–0.10%
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	99,000	99,000

Broadcasting–0.29%
CCU Escrow Corp., Sr. Unsec. Notes, 10.00%, 01/15/18(b)	60,000	59,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Premium Income Fund

	Principal Amount	Value
Broadcasting–(continued)
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	$98,000	$105,350
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	31,000	33,557
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	75,000	79,500
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	8,000	8,340
		285,772

Building Products–1.21%
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	125,000	135,000
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	120,000	131,100
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	160,000	170,000
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	59,000	59,980
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	196,000	217,070
10.00%, 12/01/18	128,000	140,160
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	24,000	25,620
7.88%, 03/30/20(b)	57,000	63,982
Sr. Unsec. Notes, 9.75%, 01/15/18	212,000	255,990
		1,198,902

Cable & Satellite–1.74%
Altice S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.75%, 05/15/22(b)	200,000	209,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	105,000	107,494
Sr. Unsec. Gtd. Notes, 6.50%, 04/30/21	113,000	120,910
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	291,000	307,732
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	82,000	90,917
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	42,000	47,460
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 6.63%, 12/15/22	100,000	103,125
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	13,000	14,138
Numericable Group S.A. (France), Sr. Sec. Bonds, 6.00%, 05/15/22(b)	200,000	205,535
Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	150,000	168,000
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	126,000	135,607

	Principal Amount	Value
Cable & Satellite–(continued)
VTR Finance B.V. (Chile), Sr. Sec. Notes, 6.88%, 01/15/24(b)	$200,000	$207,417
		1,717,835

Casinos & Gaming–0.99%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	55,000	60,913
Caesars Entertainment Operating Co. Inc., Sec. Global Notes, 10.00%, 12/15/15	57,000	54,008
Sr. Sec. Global Notes, 9.00%, 02/15/20	90,000	78,750
Sr. Sec. Global Notes, 11.25%, 06/01/17	130,000	124,150
Caesars Entertainment Resort Properties LLC, Sec. Notes, 11.00%, 10/01/21(b)	65,000	68,250
Sr. Sec. Notes, 8.00%, 10/01/20(b)	43,000	44,828
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(b)	23,000	23,058
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	123,000	135,607
6.75%, 10/01/20	105,000	116,287
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	137,000	159,262
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	103,000	112,012
		977,125

Coal & Consumable Fuels–0.63%
Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(b)	73,000	73,365
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	87,000	92,220
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(b)	56,000	57,680
Indo Energy Finance II B.V. (Indonesia), Sr. Sec. Gtd. Notes, 6.38%, 01/24/23(b)	300,000	237,000
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	152,000	159,410
		619,675

Commodity Chemicals–0.21%
Braskem Finance Ltd. (Brazil), Sr. Unsec. Gtd. Global Bonds, 6.45%, 02/03/24	200,000	209,240

Communications Equipment–0.29%
Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	21,000	19,215
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	140,000	139,825
9.00%, 04/01/19(b)	121,000	125,386
		284,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Premium Income Fund

	Principal Amount	Value
Computer & Electronics Retail–0.16%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	$151,000	$156,474

Construction & Engineering–0.15%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	140,000	152,250

Construction Machinery & Heavy Trucks–0.70%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	100,000	107,250
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	135,000	140,400
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	67,000	72,360
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	28,000	28,140
6.75%, 06/15/21	75,000	79,688
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	97,000	99,546
Oshkosh Corp., Sr. Unsec. Gtd. Notes, 5.38%, 03/01/22(b)	131,000	133,947
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	29,000	31,175
		692,506

Construction Materials–0.27%
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	200,000	206,281
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	31,000	33,170
US Concrete, Inc., Sr. Sec. Gtd. Notes, 8.50%, 12/01/18(b)	30,000	32,700
		272,151

Consumer Finance–0.27%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/20	189,000	228,926
First Cash Financial Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 04/01/21(b)	37,000	38,480
		267,406

Data Processing & Outsourced Services–0.76%
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	180,000	196,425
First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	235,000	254,681
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	83,000	99,911
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	186,000	198,787
		749,804

Distillers & Vintners–0.01%
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	8,000	8,860

	Principal Amount	Value
Diversified Banks–2.66%
Access Finance B.V. (Nigeria), REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 07/25/17(b)	$300,000	$304,500
Banco Davivienda S.A. (Colombia), Unsec. Sub. Notes, 5.88%, 07/09/22(b)	300,000	302,119
Banco Royal BankInstitucion de Banca Multiple Grupo Financiero Santander (Mexico), Unsec. Sub. Bonds, 5.95%, 01/30/24(b)	300,000	312,000
Bancolombia S.A. (Colombia), Unsec. Sub. Global Notes, 5.13%, 09/11/22	300,000	299,091
Bank of Ceylon (Sri Lanka), REGS, Sr. Unsec. Euro Notes, 6.88%, 05/03/17(b)	200,000	209,750
BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/22(b)	150,000	168,022
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	118,000	126,311
REGS, Unsec. Sub. Medium-Term Euro Notes, 9.50%, 03/16/22(b)	81,000	94,943
Siam Commercial Bank PLC (The) (Thailand), Sr. Unsec. Notes, 3.50%, 04/07/19(b)	210,000	210,473
State Bank of India (India), Sr. Unsec. Notes, 4.88%, 04/17/24(b)	200,000	195,326
Turkiye Is Bankasi (Turkey), Unsec. Sub. Notes, 7.85%, 12/10/23(b)	200,000	214,000
Zenith Bank PLC (Nigeria), Sr. Unsec. Notes, 6.25%, 04/22/19(b)	200,000	197,619
		2,634,154

Diversified Chemicals–0.20%
OCP S.A. (Morocco), Sr. Unsec. Notes, 5.63%, 04/25/24(b)	200,000	201,500

Diversified Metals & Mining–0.46%
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	200,000	217,000
HudBay Minerals Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	29,000	31,610
Sr. Unsec. Gtd. Notes, 9.50%, 10/01/20(b)	11,000	11,935
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	78,000	79,664
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	100,000	111,750
		451,959

Electric Utilities–0.32%
Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	100,000	115,813
Star Energy Geothermal Wayang Windu Ltd. (Indonesia), REGS, Sr. Sec. Gtd. Euro Notes, 6.13%, 03/27/20(b)	200,000	197,000
		312,813

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Premium Income Fund

	Principal Amount	Value
Electrical Components & Equipment–0.05%
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	$52,000	$53,300

Environmental & Facilities Services–0.18%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	38,000	41,467
Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 08/01/20	95,000	98,087
Darling Ingredients Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(b)	39,000	40,268
		179,822

Forest Products–0.20%
Masisa S.A. (Chile), Sr. Unsec. Gtd. Bonds, 9.50%, 05/05/19(b)	200,000	201,000

Gas Utilities–0.27%
AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	67,000	74,035
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	72,000	75,960
Sr. Unsec. Notes, 6.75%, 01/15/22(b)	30,000	31,725
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	44,000	48,620
Sr. Unsec. Notes, 7.38%, 03/15/20	38,000	40,755
		271,095

Gold–0.25%
AngloGold Ashanti Holdings PLC (South Africa), Sr. Unsec. Gtd. Global Notes, 5.13%, 08/01/22	106,000	102,621
New Gold Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(b)	20,000	21,200
Sr. Unsec. Notes, 6.25%, 11/15/22(b)	117,000	120,218
		244,039

Health Care Equipment–0.34%
Biomet Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 08/01/20	69,000	75,986
Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	135,000	147,825
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	105,000	112,613
		336,424

Health Care Facilities–0.70%
Community Health Systems Inc., Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(b)	31,000	31,465
Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(b)	119,470	124,249
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	97,000	103,547

	Principal Amount	Value
Health Care Facilities–(continued)
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	$80,000	$86,200
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.25%, 11/01/18	15,000	16,538
6.00%, 10/01/20	46,000	48,645
Sr. Unsec. Global Notes, 6.75%, 02/01/20	215,000	227,094
8.13%, 04/01/22	48,000	53,520
		691,258

Health Care REIT’s–0.09%
Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/21	12,000	12,720
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	71,000	77,568
		90,288

Health Care Services–0.13%
DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	29,000	30,885
MPH Acquisitions Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	90,000	93,375
		124,260

Homebuilding–1.08%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	180,000	183,150
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	89,000	94,785
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	111,000	120,435
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	166,000	173,885
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	79,000	80,975
7.50%, 05/15/16	50,000	53,312
11.88%, 10/15/15	42,000	47,670
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	43,000	46,332
7.50%, 09/15/22	23,000	25,358
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	105,000	119,175
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	82,000	88,355
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	33,000	32,835
		1,066,267

Household Products–0.77%
Controladora Mabe S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 7.88%, 10/28/19(b)	318,000	357,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Premium Income Fund

	Principal Amount	Value
Household Products–(continued)
Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	$58,000	$60,538
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	150,000	163,125
9.88%, 08/15/19	160,000	178,400
		760,032

Independent Power Producers & Energy Traders–0.75%
AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	102,000	117,300
8.00%, 10/15/17	2,000	2,382
Israel Electric Corp. Ltd. (Israel), Sr. Sec. Notes, 6.70%, 02/10/17(b)	200,000	217,376
REGS, Sr. Sec. Euro Notes, 6.88%, 06/21/23(b)	300,000	333,000
NRG Energy Inc., Sr. Unsec. Gtd. Notes, 6.25%, 07/15/22(b)	66,000	68,475
		738,533

Industrial Conglomerates–0.64%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	49,000	53,165
Grupo KUO S.A.B De C.V. (Mexico), Sr. Unsec. Gtd. Notes, 6.25%, 12/04/22(b)	400,000	408,780
Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(c)	159,000	168,540
		630,485

Industrial Machinery–0.19%
CBC Ammo LLC/CBC FinCo Inc. (Brazil), Sr. Unsec. Notes, 7.25%, 11/15/21(b)	73,000	74,460
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	55,000	59,262
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	48,000	51,240
		184,962

Integrated Oil & Gas–1.00%
KazMunayGas National Co. JSC (Kazakhstan), REGS, Sr. Unsec. Euro Notes, 4.40%, 04/30/23(b)	200,000	189,250
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/17/20	200,000	203,212
Petroleos de Venezuela S.A. (Venezuela), Sr. Unsec. Gtd. Notes, 8.50%, 11/02/17(b)	106,000	96,089
REGS, Sr. Unsec. Gtd. Euro Notes, 8.50%, 11/02/17(b)	100,000	90,250
Series 2014, Sr. Unsec. Euro Bonds, 4.90%, 10/28/14	135,000	131,152
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec. Euro Notes, 5.45%, 02/09/17	265,000	281,589
		991,542

	Principal Amount	Value
Integrated Telecommunication Services–0.59%
Globo Comunicacao e Participacoes S.A. (Brazil), Sr. Sec. Euro Notes, 6.25%(b)(c)(d)	$359,000	$377,841
Wind Acquisition Finance S.A. (Italy), Sr. Unsec. Gtd. Bonds, 7.38%, 04/23/21(b)	200,000	206,500
		584,341

Internet Software & Services–0.36%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	142,000	151,585
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/19(b)	200,000	201,264
		352,849

Investment Banking & Brokerage–0.16%
Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70%(c)	80,000	82,800
Morgan Stanley, Series H, Jr. Unsec. Sub. Global Bonds, 5.45%(c)	79,000	79,889
		162,689

Leisure Facilities–0.09%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	86,000	87,613

Managed Health Care–0.04%
WellCare Health Plans, Inc., Sr. Unsec. Notes, 5.75%, 11/15/20	34,000	36,550

Marine–0.15%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	140,000	146,300

Movies & Entertainment–0.47%
AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 02/15/22(b)	50,000	51,500
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	101,000	109,964
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	136,000	149,600
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	150,000	156,375
		467,439

Multi-Line Insurance–0.11%
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Notes, 8.13%, 06/15/38	94,000	111,273

Multi-Sector Holdings–0.30%
Suam Finance B.V. (Colombia), Sr. Unsec. Gtd. Notes, 4.88%, 04/17/24(b)	300,000	300,684

Multi-Utilities–0.20%
Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec. Global Notes, 3.88%, 05/06/24(b)	200,000	199,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Premium Income Fund

	Principal Amount	Value
Oil & Gas Drilling–0.23%
Parker Drilling Co., Sr. Unsec. Gtd. Global Notes, 7.50%, 08/01/20	$165,000	$177,581
Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	7,000	7,289
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	42,000	45,360
		230,230

Oil & Gas Equipment & Services–0.45%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	82,000	88,560
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	136,000	136,850
Sr. Unsec. Gtd. Notes, 6.00%, 10/01/22(b)	59,000	59,147
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	115,000	119,312
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	39,000	41,243
		445,112

Oil & Gas Exploration & Production–3.72%
Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/01/20	60,000	64,500
Sr. Unsec. Gtd. Notes, 5.38%, 11/01/21(b)	126,000	129,150
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	100,000	104,125
Athlon Holdings L.P./Athlon Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22(b)	28,000	28,490
Berry Petroleum Co. LLC, Sr. Unsec. Notes, 6.38%, 09/15/22	83,000	85,697
6.75%, 11/01/20	55,000	58,369
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	61,000	65,423
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	113,000	120,910
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	101,000	115,266
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	64,000	69,760
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	77,000	78,059
Energy XXI Gulf Coast, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 12/15/21(b)	173,000	182,299
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	55,000	57,750
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	145,000	149,350
FTS International, Inc., Sr. Sec. Gtd. Notes, 6.25%, 05/01/22(b)	84,000	85,470

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	$118,000	$122,720
Sr. Unsec. Gtd. Notes, 9.75%, 07/15/20(b)	66,000	70,867
Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 02/01/22	27,000	27,743
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	8,000	8,890
Lonestar Resources America Inc., Sr. Unsec. Notes, 8.75%, 04/15/19(b)	69,000	69,863
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.50%, 03/15/21(b)	169,000	179,140
MIE Holdings Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 7.50%, 04/25/19(b)	200,000	202,014
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(b)	18,000	18,900
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Bonds, 5.50%, 06/27/44	159,000	156,824
Sr. Unsec. Gtd. Global Notes, 3.50%, 01/30/23	318,000	302,052
6.50%, 06/02/41	159,000	176,639
Sr. Unsec. Gtd. Notes, 3.13%, 01/23/19(b)	85,000	87,177
6.38%, 01/23/45(b)	117,000	128,741
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	73,000	72,817
Sr. Unsec. Notes, 5.38%, 10/01/22	19,000	19,143
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	108,000	111,510
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 6.25%, 05/01/22(b)	147,000	147,735
Rosetta Resources, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	105,000	107,362
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	109,000	116,357
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	86,000	92,987
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	61,000	65,728
		3,679,827

Oil & Gas Refining & Marketing–0.07%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	73,000	73,730

Oil & Gas Storage & Transportation–1.43%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	66,000	70,372
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	141,000	150,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Premium Income Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	$169,000	$178,084
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	42,000	48,615
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 8.38%, 12/15/18(b)	58,000	62,640
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	55,000	57,337
6.50%, 08/15/21	86,000	93,310
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	150,000	156,750
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 05/15/21	78,000	84,337
8.38%, 06/01/20	57,000	64,695
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	29,000	30,233
Sr. Unsec. Gtd. Notes, 6.50%, 07/15/21	76,000	81,985
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	57,000	61,275
6.88%, 02/01/21	118,000	127,145
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	47,000	49,468
6.13%, 10/15/21	34,000	36,168
Sr. Unsec. Gtd. Notes, 5.88%, 10/01/20(b)	60,000	63,150
		1,416,081

Other Diversified Financial Services–0.82%
Fondo MIVIVIENDA S.A. (Peru), Sr. Unsec. Notes., 3.38%, 04/02/19(b)	410,000	411,324
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	86,000	91,268
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/24(b)	302,000	306,152
		808,744

Packaged Foods & Meats–1.45%
Alicorp S.A.A. (Peru), Sr. Unsec. Notes, 3.88%, 03/20/23(b)	318,000	300,346
REGS, Sr. Unsec. Euro Notes, 3.88%, 03/20/23(b)	265,000	249,100
Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/16	115,000	117,084

	Principal Amount	Value
Packaged Foods & Meats–(continued)
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	$205,000	$213,200
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	100,000	107,750
JBS S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 08/04/16 (Acquired 08/30/13; Cost $109,375)(b)	100,000	114,750
REGS, Sr. Unsec. Euro Notes, 10.50%, 08/04/16(b)	100,000	113,500
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	42,000	45,202
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	86,000	92,557
Smithfield Foods Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	29,000	30,378
5.88%, 08/01/21(b)	29,000	30,668
6.63%, 08/15/22	19,000	20,734
		1,435,269

Paper Packaging–0.02%
Beverage Packaging Holdings Luxembourg II S.A., Sr. Unsec. Gtd. Notes, 5.63%, 12/15/16(b)	15,000	15,375

Paper Products–0.30%
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	20,000	20,050
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	165,000	171,600
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	102,000	108,375
		300,025

Personal Products–0.22%
Albea Beauty Holdings S.A. (France), Sr. Sec. Gtd. Notes, 8.38%, 11/01/19(b)	200,000	219,174

Pharmaceuticals–0.36%
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	84,000	87,675
6.38%, 10/15/20(b)	115,000	124,200
6.75%, 08/15/21(b)	47,000	50,701
7.25%, 07/15/22(b)	58,000	63,655
7.50%, 07/15/21(b)	27,000	30,240
		356,471

Railroads–0.28%
Transnet SOC Ltd. (South Africa), REGS, Sr. Unsec. Euro Notes, 4.00%, 07/26/22(b)	300,000	279,750

Real Estate Development–0.28%
Longfor Porperties Co. Ltd. (China), Sr. Unsec. Gtd. Euro Notes, 6.75%, 01/29/23	300,000	280,168

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Premium Income Fund

	Principal Amount	Value
Regional Banks–0.49%
Banco Internacional del Peru SAA (Peru), Unsec. Sub. Notes, 6.63%, 03/19/29(b)	$300,000	$301,371
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	57,000	65,407
Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80%(c)	126,000	118,125
		484,903

Research & Consulting Services–0.08%
FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	69,000	74,693

Restaurants–0.32%
Arcos Dorados Holdings Inc. (Brazil), Sr. Unsec. Gtd. Notes, 6.63%, 09/27/23(b)	300,000	314,268

Security & Alarm Services–0.08%
ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21(b)	75,000	77,438

Semiconductor Equipment–0.37%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	126,000	133,245
6.63%, 06/01/21	128,000	138,240
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	96,000	97,920
		369,405

Semiconductors–0.87%
Advanced Mico Devices, Inc., Sr. Unsec. Notes, 6.75%, 03/01/19(b)	47,000	48,997
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	112,000	117,600
Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	282,000	309,495
10.75%, 08/01/20	36,000	41,625
Micron Technology Inc., Sr. Unsec. Notes, 5.88%, 02/15/22(b)	120,000	127,200
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	200,000	212,500
		857,417

Silver–0.53%
Cia Minera Ares SAC (Peru), Sr. Unsec. Gtd. Notes, 7.75%, 01/23/21(b)	500,000	527,500

Soft Drinks–0.18%
Ajecorp B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/14/22(b)	190,000	181,488

Sovereign Debt–8.14%
Argentina Bonar Bonds (Argentina), Series X, Sr. Unsec. Bonds, 7.00%, 04/17/17	450,000	415,125

	Principal Amount	Value
Sovereign Debt–(continued)
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec. Notes, 5.75%, 09/26/23(b)	$200,000	$208,881
Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.25%, 09/14/21	212,000	216,240
Dominican Republic International Bond (Dominican Repubic), Sr. Unsec. Bonds, 7.45%, 04/30/44(b)	300,000	302,907
Sr. Unsec. Notes, 9.04%, 01/23/18(b)	219,194	241,388
Guatemala Government Bond (Guatemala), Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(e)	159,000	202,526
Honduras Government International Bond (Honduras), REGS, Sr. Unsec. Euro Notes, 7.50%, 03/15/24(b)	200,000	200,500
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 4.00%, 03/25/19	200,000	202,500
5.38%, 02/21/23	80,000	83,900
5.38%, 03/25/24	200,000	207,750
7.63%, 03/29/41	186,000	223,665
Indonesia Government International Bond (Indonesia), Sr. Unsec. Notes, 4.63%, 04/15/43(b)	265,000	223,594
REGS, Sr. Unsec. Euro Notes, 3.75%, 04/25/22(b)	265,000	251,750
Lebanon Government International Bond (Lebanon), REGS, Sr. Unsec. Euro Bonds, 6.00%, 01/27/23(b)	500,000	485,625
MDC-GMTN B.V. (United Arab Emirates), Sr. Unsec. Gtd. Bonds, 3.25%, 04/28/22(b)	200,000	198,750
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	138,000	140,111
Morocco Government International Bond (Morocco), Sr. Unsec. Notes, 5.50%, 12/11/42(b)	200,000	188,000
REGS, Sr. Unsec. Euro Bonds, 4.25%, 12/11/22(b)	238,000	229,968
Pakistan Government International Bond (Pakistan), Unsec. Bonds, 7.25%, 04/15/19(b)	200,000	201,060
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	212,000	319,590
Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 3.00%, 03/17/23	106,000	99,693
5.00%, 03/23/22	146,000	159,323
Republic of Angola Via Northern Lights III B.V. (Angola), REGS, Sr. Unsec. Euro Notes, 7.00%, 08/16/19(b)	318,000	346,222
Republic of Serbia (Serbia), Sr. Unsec. Bonds, 4.88%, 02/25/20(b)	250,000	248,437

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Premium Income Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Romanian Government International Bond (Romania), Sr. Unsec. Notes, 4.38%, 08/22/23(b)	$356,000	$362,230
4.88%, 01/22/24(b)	106,000	111,830
6.75%, 02/07/22(b)	84,000	99,750
Russian Foreign Bond (Russia), REGS, Sr. Unsec. Euro Bonds, 7.50%, 03/31/30(b)(d)	137,000	153,029
Sri Lanka Government International Bond (Sri Lanka), REGS, Unsec. Euro Notes, 7.40%, 01/22/15(b)	318,000	330,322
Turkey Government International Bond (Turkey), Sr. Unsec. Global Notes, 8.00%, 02/14/34	93,000	119,347
Ukraine Government International Bond (Ukraine), REGS, Sr. Unsec. Euro Notes, 6.75%, 11/14/17(b)	305,000	260,012
Uruguay Government International Bond (Uruguay), Unsec. Global Notes, 8.00%, 11/18/22	332,330	427,044
Venezuela Government International Bond (Venezuela), REGS, Sr. Unsec. Euro Bonds, 6.00%, 12/09/20(b)	116,500	85,628
11.75%, 10/21/26(b)	159,000	148,268
11.95%, 08/05/31(b)	169,600	157,728
Zambia Government International Bond (Zambia), Sr. Unsec. Notes, 8.50%, 04/14/24(b)	200,000	208,875
		8,061,568

Specialized Finance–0.74%
Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	19,000	20,591
7.63%, 04/15/20	172,000	197,585
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	248,000	254,200
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	13,000	13,788
Sr. Unsec. Notes, 8.25%, 12/15/20	201,000	242,896
		729,060

Specialized REIT’s–0.13%
Crown Castle International Corp., Sr. Unsec. Notes, 4.88%, 04/15/22	123,000	125,153

Specialty Chemicals–0.16%
Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	62,000	64,325
Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	15,000	14,963
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	72,000	78,750
		158,038

Specialty Stores–0.27%
Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	133,000	134,828

	Principal Amount	Value
Specialty Stores–(continued)
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	$56,000	$57,260
Sr. Unsec. Gtd. Notes, 5.75%, 06/01/22	71,000	75,704
		267,792

Steel–1.06%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	130,000	139,811
6.75%, 02/25/22	17,000	18,910
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/19	118,000	129,800
6.38%, 08/15/22	24,000	26,340
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	35,000	37,450
7.38%, 02/01/20(b)	233,000	248,145
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	76,000	83,790
Sr. Unsec. Notes, 7.38%, 04/01/20	39,000	43,826
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.38%, 01/11/22	212,000	215,033
Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	74,000	75,850
Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	43,000	26,337
		1,045,292

Technology Distributors–0.06%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	52,000	55,640

Tires & Rubber–0.08%
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	69,000	75,038

Trading Companies & Distributors–0.26%
Fly Leasing Ltd. (Ireland), Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	200,000	210,000
United Rentals North America Inc., Sec. Gtd. Global Notes, 5.75%, 07/15/18	4,000	4,295
Sr. Unsec. Global Notes, 8.25%, 02/01/21	42,000	47,250
		261,545

Trucking–0.00%
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	4,000	4,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Premium Income Fund

	Principal Amount	Value
Wireless Telecommunication Services–1.81%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	$200,000	$182,601
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	195,000	204,750
8.13%, 06/01/23	139,000	146,645
SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	88,000	92,730
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	69,000	75,986
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	121,000	122,512
7.00%, 08/15/20	6,000	6,548
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	17,000	19,635
9.00%, 11/15/18(b)	200,000	245,500
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.88%, 09/15/23(b)	95,000	104,738
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/21	143,000	152,831
6.63%, 04/01/23	120,000	129,000
Sr. Unsec. Gtd. Notes, 6.54%, 04/28/20	34,000	36,678
6.63%, 04/28/21	66,000	71,610
6.84%, 04/28/23	183,000	198,097
		1,789,861
Total U.S. Dollar Denominated Bonds and Notes (Cost $46,913,767)		48,305,307

	Shares
Preferred Stocks–31.76%
Asset Management & Custody Banks–0.75%
Affiliated Managers Group Inc., 6.38% Sr. Unsec. Pfd.	3,100	76,973
Ameriprise Financial Inc., 7.75% Sr. Unsec. Pfd.	1,800	46,098
Apollo Investment Corp., 6.88% Sr. Unsec. Pfd.	2,700	65,691
Ares Capital Corp., 7.00% Sr. Unsec. Pfd.	6,800	177,616
Bank of New York Mellon Corp. (The), 5.20% Pfd.	5,300	124,444
State Street Corp., Series C, 5.25% Pfd.	4,500	105,975
State Street Corp., Series D, 5.90% Pfd.	5,800	150,351
		747,148

Cable & Satellite–0.07%
Comcast Corp., 5.00% Sr. Unsec. Gtd. Pfd.	2,600	64,558

Consumer Finance–1.32%
Ally Financial Inc., Series A, 8.50% Pfd.	9,000	243,360
Capital One Financial Corp., Series B, 6.00% Pfd.	7,900	189,679

	Shares	Value
Consumer Finance–(continued)
Discover Financial Services, Series B, 6.50% Pfd.	5,200	$131,040
GMAC Capital Trust I, Series 2, 8.13% Jr. Sub. Gtd. Pfd.	23,500	646,015
SLM Corp., 6.00% Sr. Unsec. Pfd.	4,200	94,164
		1,304,258

Diversified Banks–10.33%
BAC Capital Trust VIII, 6.00% Jr. Unsec. Sub. Gtd. Pfd.	8,100	207,198
Bank of America Corp., Series 3, 6.38% Pfd.	22,600	569,746
Bank of America Corp., Series D, 6.20% Pfd.	16,500	411,510
Bank of America Corp., Series I, 6.63% Pfd.	15,451	396,009
Barclays Bank PLC (United Kingdom), Series 4, 7.75% Pfd.	19,900	515,808
Barclays Bank PLC (United Kingdom), Series 5, 8.13% Pfd.	29,300	759,163
Countrywide Capital V, 7.00% Jr. Sub. Gtd. Pfd.	11,800	300,782
HSBC Holdings PLC (United Kingdom), Series 2, 8.00% Jr. Unsec. Sub. Pfd.	68,600	1,852,200
JPMorgan Chase & Co., Series O, 5.50% Pfd.	8,600	195,134
JPMorgan Chase & Co., Series P, 5.45% Pfd.	13,900	314,418
JPMorgan Chase & Co., Series T, 6.70% Pfd.	7,700	195,272
JPMorgan Chase Capital XXIX, 6.70% Jr. Sub. Gtd. Pfd.	7,200	187,776
Lloyds Banking Group PLC (United Kingdom), 7.75% Sr. Unsec. Pfd.	7,800	209,820
RBS Capital Funding Trust VII (Netherlands), Series G, 6.08% Jr. Unsec. Sub. Gtd. Pfd.	12,202	280,524
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series L, 5.75% Jr. Sub. Pfd.	19,001	422,583
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series S, 6.60% Jr. Sub. Pfd.	11,700	280,215
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	27,800	705,842
Santander Finance Preferred SAU (Spain), Series 10, 10.50% Jr. Sub. Gtd. Pfd.	9,000	235,620
US Bancorp, Series F, 6.50% Pfd.	22,600	652,010
Wells Fargo & Co., 5.20% Pfd.	12,200	275,110
Wells Fargo & Co., 5.85% Pfd.	11,700	296,595
Wells Fargo & Co., 6.63% Pfd.	8,100	223,965
Wells Fargo & Co., Series J, 8.00% Pfd.	9,000	265,770
Wells Fargo & Co., Series O, 5.13% Pfd.	15,400	348,502
Wells Fargo & Co., Series P, 5.25% Pfd.	5,400	125,766
		10,227,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Premium Income Fund

	Shares	Value
Diversified Capital Markets–1.37%
Deutsche Bank Contingent Capital Trust III, (Germany), 7.60% Jr. Unsec. Sub. Gtd. Pfd.	23,500	$646,250
Deutsche Bank Contingent Capital Trust V, (Germany), 8.05% Jr. Unsec. Sub. Gtd. Pfd.	25,300	712,701
		1,358,951

Diversified REIT’s–0.55%
PS Business Parks, Inc., Series S, 6.45% Pfd.	8,300	212,978
Vornado Realty L.P., 7.88% Sr. Unsec. Pfd.	4,100	105,985
Vornado Realty Trust, Series J, 6.88% Pfd.	8,800	228,712
		547,675

Electric Utilities–1.28%
Alabama Power Co., 5.63% Pfd.	3,500	87,281
BGE Capital Trust II, 6.20% Jr. Unsec. Sub. Gtd. Pfd.	2,300	57,937
Duke Energy Corp., 5.13% Jr. Unsec. Sub. Pfd.	4,500	106,560
Entergy Louisiana LLC, 5.25% Sr. Sec. First Mortgage Pfd.	2,300	56,373
Entergy Mississippi Inc., 6.00% Sr. Sec. First Mortgage Pfd.	4,300	108,575
Entergy Texas Inc., 7.88% Sr. Sec. Mortgage Pfd.	4,100	104,591
Interstate Power & Light Co., Series D, 5.10% Pfd.	1,800	43,452
NextEra Energy Capital Holdings Inc., 5.00% Jr. Unsec. Sub. Gtd. Pfd.	4,500	96,345
NextEra Energy Capital Holdings Inc., Series G, 5.70% Jr. Unsec. Sub. Gtd. Pfd.	3,600	88,632
NextEra Energy Capital Holdings Inc., Series H, 5.63% Jr. Unsec. Sub. Gtd. Pfd.	7,200	174,024
Pacific Gas & Electric Co., Series A, 6.00% Pfd.	1,000	28,900
PPL Capital Funding, Inc., Series B, 5.90% Jr. Unsec. Sub. Gtd. Pfd.	4,100	98,810
SCE Trust I, 5.63% Jr. Unsec. Sub. Pfd.	7,900	186,993
SCE Trust III, 5.75% Jr. Unsec. Sub. Pfd.	1,300	33,553
		1,272,026

Health Care REIT’s–0.20%
Health Care REIT, Inc., Series J, 6.50% Pfd.	2,600	65,858
Senior Housing Properties Trust, 5.63% Sr. Unsec. Pfd.	3,200	72,512
Ventas Realty L.P. / Ventas Capital Corp., 5.45% Sr. Unsec. Gtd. Pfd.	2,300	56,258
		194,628

Hotel and Resort REIT’s–0.07%
Hospitality Properties Trust, Series D, 7.13% Pfd.	2,600	67,080

	Shares	Value
Industrial Conglomerates–0.48%
General Electric Capital Corp., 4.70% Sr. Unsec. Pfd.	5,400	$123,066
4.88% Sr. Unsec. Pfd.	7,200	173,664
4.88% Sr. Unsec. Pfd.	7,500	179,850
		476,580

Industrial Machinery–0.17%
Stanley Black & Decker Inc., 5.75% Jr. Unsec. Sub. Pfd.	6,800	168,844

Integrated Telecommunication Services–0.77%
Qwest Corp., 6.13% Sr. Unsec. Pfd.	5,000	114,800
7.00% Sr. Unsec. Pfd.	3,600	94,104
7.00% Sr. Unsec. Pfd.	4,500	116,415
7.38% Sr. Unsec. Pfd.	6,800	181,628
7.50% Sr. Unsec. Pfd.	5,400	144,072
Verizon Communications Inc., 5.90% Sr. Unsec. Pfd.	4,500	113,276
		764,295

Investment Banking & Brokerage–2.62%
BGC Partners Inc., 8.13% Sr. Unsec. Pfd.	1,000	27,070
Charles Schwab Corp. (The), Series B, 6.00% Pfd.	4,400	111,496
Goldman Sachs Group, Inc. (The), 6.50% Sr. Unsec. Pfd.	5,400	143,316
Goldman Sachs Group, Inc. (The), Series I, 5.95% Pfd.	19,900	461,083
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	12,600	297,738
Morgan Stanley Capital Trust III, 6.25% Jr. Unsec. Sub. Gtd. Pfd.	20,800	528,320
Morgan Stanley Capital Trust VI, 6.60% Jr. Unsec. Sub. Gtd. Pfd.	11,300	285,325
Morgan Stanley, 6.88% Pfd.	9,000	239,310
Morgan Stanley, Series E, 7.13% Pfd.	12,600	343,980
Raymond James Financial Inc., 6.90% Sr. Unsec. Pfd.	3,200	84,064
Stifel Financial Corp., 6.70% Sr. Unsec. Pfd.	2,900	76,328
		2,598,030

Life & Health Insurance–1.74%
Aegon N.V. (Netherlands), 6.38% Jr. Unsec. Sub. Pfd.	12,600	325,962
8.00% Unsec. Sub. Pfd.	12,600	359,352
Aflac Inc., 5.50% Jr. Unsec. Sub. Pfd.	4,500	108,990
MetLife Inc., Series B, 6.50% Pfd.	12,300	312,666
Principal Financial Group Inc., Series B, 6.52% Pfd.	2,300	58,880
Protective Life Corp., 6.25% Sr. Unsec. Sub. Pfd.	4,900	121,569
Prudential Financial Inc., 5.75% Jr. Unsec. Sub. Pfd.	5,400	132,732
Prudential Financial Inc., 5.70% Jr. Unsec. Sub. Pfd.	5,900	144,491

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Premium Income Fund

	Shares	Value
Life & Health Insurance–(continued)
Prudential PLC (United Kingdom), 6.75% Jr. Unsec. Sub. Pfd.	5,000	$128,450
Torchmark Corp., 5.88% Jr. Unsec. Sub. Pfd.	1,100	26,906
		1,719,998

Multi-Line Insurance–0.47%
American Financial Group Inc., 6.38% Sr. Unsec. Pfd.	4,400	115,456
Aviva PLC (United Kingdom), 8.25% Sr. Unsec. Sub. Pfd.	3,600	100,044
Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	7,210	215,651
Kemper Corp., 7.38% Unsec. Sub. Pfd.	1,200	30,888
		462,039

Multi-Utilities–0.40%
Dominion Resources Inc., Series A, 8.38% Jr. Unsec. Sub. Pfd.	6,200	158,100
DTE Energy Co., 6.50% Jr. Unsec. Sub. Pfd.	4,300	111,198
Integrys Energy Group, Inc., 6.00% Jr. Unsec. Sub. Pfd.	3,600	90,900
SCANA Corp., 7.70% Jr. Unsec. Sub. Pfd.	1,400	36,666
		396,864

Office REIT’s–0.49%
Alexandria Real Estate Equities Inc., Series E, 6.45% Pfd.	1,200	30,324
Boston Properties, Inc., 5.25% Pfd.	1,800	40,050
CommonWealth REIT, 5.75% Sr. Unsec. Pfd.	4,100	87,084
Digital Realty Trust, Inc., Series F, 6.63% Pfd.	4,200	102,270
Digital Realty Trust, Inc., Series G, 5.88% Pfd.	2,300	50,692
Digital Realty Trust, Inc., Series H, 7.38% Pfd.	3,100	78,740
Kilroy Realty Corp., Series G, 6.88% Pfd.	900	22,725
Kilroy Realty Corp., Series H, 6.38% Pfd.	900	21,492
SL Green Realty Corp., Series I, 6.50% Pfd.	2,100	51,996
		485,373

Office Services & Supplies–0.13%
Pitney Bowes Inc., 5.25% Sr. Unsec. Pfd.	800	20,744
6.70% Sr. Unsec. Pfd.	4,100	107,748
		128,492

Oil & Gas Refining & Marketing–0.10%
NuStar Logistics L.P., 7.63% Jr. Unsec. Sub. Gtd. Pfd.	3,600	95,796

Other Diversified Financial Services–2.82%
Citigroup Capital XIII, 7.88% Jr. Sub. Pfd.	19,266	525,191
Citigroup Inc., Series J, 7.13% Pfd.	12,300	333,945
Citigroup Inc., Series K, 6.88% Pfd.	14,400	386,352
Citigroup Inc., Series L, 6.88% Pfd.	10,300	260,796

	Shares	Value
Other Diversified Financial Services–(continued)
ING Groep NV (Netherlands), 6.38% Jr. Unsec. Sub. Pfd.	27,100	$688,069
7.38% Jr. Unsec. Sub. Pfd.	23,100	596,904
		2,791,257

Property & Casualty Insurance–1.06%
Allstate Corp. (The), 5.10% Unsec. Sub. Pfd.	4,300	108,016
5.63% Pfd.	2,800	68,236
Allstate Corp. (The), Series C, 6.75% Pfd.	3,200	83,136
Allstate Corp. (The), Series E, 6.63% Pfd.	6,200	160,022
Arch Capital Group Ltd., Series C, 6.75% Pfd.	2,900	74,501
Argo Group U.S. Inc., 6.50% Sr. Unsec. Gtd. Pfd.	1,300	30,732
Aspen Insurance Holdings Ltd., 5.95% Pfd.	2,300	58,052
7.25% Pfd.	2,900	76,908
Assured Guaranty Municipal Holdings Inc., 6.25% Sr. Unsec. Gtd. Pfd.	3,900	97,500
Axis Capital Holdings Ltd., Series C, 6.88% Pfd.	5,400	139,482
Hanover Insurance Group, Inc. (The), 6.35% Jr. Unsec. Sub. Pfd.	1,600	38,192
Selective Insurance Group, Inc., 5.88% Sr. Unsec. Pfd.	1,600	37,984
W. R. Berkley Corp., 5.63% Jr. Unsec. Sub. Pfd.	3,200	72,584
		1,045,345

Regional Banks–1.98%
BB&T Corp., 5.85% Pfd.	9,000	220,590
BB&T Corp., Series E, 5.63% Pfd.	13,500	315,225
City National Corp., Series C, 5.50% Pfd.	2,500	56,050
Cullen/Frost Bankers, Inc., 5.38% Pfd.	1,400	33,600
Fifth Third Bancorp, Series I, 6.63% Pfd.	4,100	108,896
First Horizon National Corp., Series A, 6.20% Pfd.	900	20,880
First Niagara Financial Group Inc., Series B, 8.63% Pfd.	3,200	92,896
First Republic Bank, 5.50% Pfd.	1,800	40,320
7.00% Pfd.	1,800	47,014
First Republic Bank, Series A, 6.70% Pfd.	2,100	53,844
First Republic Bank, Series B, 6.20% Pfd.	2,200	54,362
FirstMerit Corp., Series A, 5.88% Pfd.	900	21,645
FNB Corp., 7.25% Pfd.	1,000	26,739
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	16,200	435,132
Regions Financial Corp., Series A, 6.38% Pfd.	4,500	108,270
SunTrust Banks Inc., Series E, 5.88% Pfd.	4,100	94,792
TCF Financial Corp., 7.50% Pfd.	1,200	31,572
TCF Financial Corp., Series B, 6.45% Pfd.	1,200	29,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Premium Income Fund

	Shares	Value
Regional Banks–(continued)
Texas Capital Bancshares, Inc., Series A, 6.50% Pfd.	2,400	$58,200
Webster Financial Corp., Series E, 6.40% Pfd.	1,100	26,455
Zions Bancorp., Series F, 7.90% Pfd.	2,872	80,445
		1,956,687

Reinsurance–0.65%
Endurance Specialty Holdings Ltd., Series A, 7.75% Pfd.	1,800	48,096
Endurance Specialty Holdings Ltd., Series B, 7.50% Pfd.	2,100	55,251
Maiden Holdings Ltd., Series A, 8.25% Pfd.	4,600	119,784
Montpelier Re Holdings Ltd., (Bermuda), Series A, 8.88% Pfd.	1,400	37,674
PartnerRe Ltd., Series E, 7.25% Pfd.	7,700	207,977
Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	3,600	97,560
RenaissanceRe Holdings Ltd., Series E, 5.38% Pfd.	3,600	78,480
		644,822

Retail REIT’s–0.68%
DDR Corp., Class J, 6.50% Pfd.	3,200	77,728
Glimcher Realty Trust, 6.88% Pfd.	2,000	49,400
Kimco Realty Corp., Series I, 6.00% Pfd.	8,800	212,872
National Retail Properties Inc., Series D, 6.63% Pfd.	5,200	130,416
Realty Income Corp., Series E, 6.75% Pfd.	2,000	50,760
Realty Income Corp., Series F, 6.63% Pfd.	3,600	92,772
Regency Centers Corp., Series 6, 6.63% Pfd.	2,300	58,098
		672,046

Specialized Finance–0.18%
KKR Financial Holdings LLC, Series A, 7.38% Pfd.	3,400	86,190
KKR Financial Holdings LLC, 8.38% Sr. Unsec. Pfd.	3,200	90,176
		176,366

Specialized REIT’s–0.77%
EPR Properties, Series F, 6.63% Pfd.	1,100	25,817
Public Storage, Series Q, 6.50% Pfd.	23,100	603,141
Public Storage, Series Y, 6.38% Pfd.	5,400	137,430
		766,388

Thrifts & Mortgage Finance–0.03%
Astoria Financial Corp., Series C, 6.50% Pfd.	1,200	29,256

Wireless Telecommunication Services–0.28%
Telephone & Data Systems Inc., 7.00% Sr. Unsec. Pfd.	7,600	194,712

	Shares	Value
Wireless Telecommunication Services–(continued)
United States Cellular Corp., 6.95% Sr. Unsec. Pfd.	3,100	$78,647
		273,359
Total Preferred Stocks (Cost $29,809,947)		31,435,499

	Principal Amount
U.S. Treasury Securities–9.16%
U.S. Treasury Bills–0.10%
0.07%, 11/13/14(f)		$100,000	99,978

U.S. Treasury STRIPS–9.06%
3.63%,02/15/43(f)		450,000	159,152
3.83%,02/15/43(f)		1,700,000	601,242
3.97%,02/15/43(f)		2,600,000	919,547
3.98%,02/15/43(f)		15,900,000	5,623,383
4.11%, 02/15/43(f)		4,700,000	1,662,258
			8,965,582
Total U.S. Treasury Securities (Cost $8,227,890)			9,065,560

Non-U.S. Dollar Denominated Bonds & Notes–2.16%(g)
Auto Parts & Equipment–0.18%
Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(b)	EUR	126,000	181,355

Broadcasting–0.20%
Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	63,000	93,081
CET 21 spol sro (Czech Republic), REGS, Sr. Sec. Gtd. Euro Notes, 9.00%, 11/01/17(b)	EUR	70,000	104,151
			197,232

Casinos & Gaming–0.08%
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	87,000	84,936

Hotels, Resorts & Cruise Lines–0.11%
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	57,000	106,939

Internet Software & Services–0.15%
Adria Bidco B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	100,000	148,788

Other Diversified Financial Services–0.53%
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	100,000	192,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Premium Income Fund

	Principal Amount		Value
Other Diversified Financial Services–(continued)
Financiere Gaillon 8 SAS (France), Sr. Unsec. Notes, 7.00%, 09/30/19(b)	EUR	100,000	$140,464
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	100,000	190,145
			522,653

Pharmaceuticals–0.15%
Rottapharm Ltd. (Italy), REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 11/15/19(b)	EUR	100,000	149,480

Sovereign Debt–0.58%
Mexican Bonos (Mexico), Series M, Sr. Unsec. Bonds, 7.75%, 05/29/31	MXN	5,030,000	414,919
Unsec. Bonds, 8.00%, 06/11/20	MXN	1,850,000	159,988
			574,907

	Principal Amount		Value
Specialized Finance–0.18%
HSS Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 6.75%, 08/01/19(b)	GBP	100,000	$177,061
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,147,624)			2,143,351

	Shares
Money Market Funds–6.82%
Liquid Assets Portfolio–Institutional Class(h)		3,373,972	3,373,972
Premier Portfolio–Institutional Class(h)		3,373,971	3,373,971
Total Money Market Funds (Cost $6,747,943)			6,747,943
TOTAL INVESTMENTS–98.71% (Cost $93,847,171)			97,697,660
OTHER ASSETS LESS LIABILITIES–1.29%			1,276,768
NET ASSETS–100.00%			$98,974,428

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
MXN	– Mexican Peso

Pfd.	– Preferred
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
STRIPS	– Separately Traded Registered Interest and Principal Security
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2014 was $26,923,959, which represented 27.20% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Foreign denominated security. Principal amount is denominated in currency indicated.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2014

U.S. Dollar Denominated Bonds and Notes	48.8%
Preferred Stocks	31.8
U.S. Treasury Securities	9.2
Non-U.S. Dollar Denominated Bonds & Notes	2.1
Money Market Funds Plus Other Assets Less Liabilities	8.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Premium Income Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $87,099,228)	$90,949,717
Investments in affiliated money market funds, at value and cost	6,747,943
Total investments, at value (Cost $93,847,171)	97,697,660
Cash	497,386
Foreign currencies, at value (Cost $649,215)	654,414
Receivable for:
Deposits with brokers	1,290,000
Investments sold	1,558,734
Variation margin — futures	14,042
Variation margin — centrally cleared swap agreements	2,114
Fund shares sold	162,280
Dividends and interest	808,974
Investment for trustee deferred compensation and retirement plans	18,909
Other assets	49,004
Total assets	102,753,517

Liabilities:
Payable for:
Investments purchased	3,451,808
Fund shares reacquired	175,254
Forward foreign currency contracts outstanding	15,444
Accrued fees to affiliates	43,644
Accrued trustees’ and officers’ fees and benefits	2,064
Accrued other operating expenses	69,685
Trustee deferred compensation and retirement plans	21,190
Total liabilities	3,779,089
Net assets applicable to shares outstanding	$98,974,428

Net assets consist of:
Shares of beneficial interest	$103,432,955
Undistributed net investment income	(791,445)
Undistributed net realized gain (loss)	(7,598,638)
Net unrealized appreciation	3,931,556
$98,974,428

Net Assets:
Class A	$33,789,669
Class C	$14,422,446
Class R	$96,760
Class Y	$8,552,519
Class R5	$10,285
Class R6	$42,102,749

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	3,290,986
Class C	1,406,010
Class R	9,427
Class Y	832,472
Class R5	1,001
Class R6	4,097,520
Class A:
Net asset value per share	$10.27
Maximum offering price per share
(Net asset value of $10.27 ÷ 94.50%)	$10.87
Class C:
Net asset value and offering price per share	$10.26
Class R:
Net asset value and offering price per share	$10.26
Class Y:
Net asset value and offering price per share	$10.27
Class R5:
Net asset value and offering price per share	$10.27
Class R6:
Net asset value and offering price per share	$10.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Premium Income Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $11)	$3,248,114
Dividends	1,971,381
Dividends from affiliated money market funds	2,217
Total investment income	5,221,712

Expenses:
Advisory fees	597,832
Administrative services fees	24,794
Custodian fees	11,839
Distribution fees:
Class A	43,846
Class C	74,150
Class R	159
Transfer agent fees — A, C, R and Y	36,633
Transfer agent fees — R6	332
Trustees’ and officers’ fees and benefits	17,101
Other	133,451
Total expenses	940,137
Less: Fees waived and expenses reimbursed	(240,364)
Net expenses	699,773
Net investment income	4,521,939

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $313,956)	94,543
Foreign currencies	26,100
Forward foreign currency contracts	(208,492)
Futures contracts	(331,331)
Swap agreements	231,053
(188,127)
Change in net unrealized appreciation (depreciation) of:
Investment securities	4,519,472
Foreign currencies	2,784
Forward foreign currency contracts	87,206
Futures contracts	(227,248)
Swap agreements	(254,989)
4,127,225
Net realized and unrealized gain	3,939,098
Net increase in net assets resulting from operations	$8,461,037

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Premium Income Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$4,521,939	$11,380,181
Net realized gain (loss)	(188,127)	(6,279,100)
Change in net unrealized appreciation (depreciation)	4,127,225	(8,855,920)
Net increase (decrease) in net assets resulting from operations	8,461,037	(3,754,839)

Distributions to shareholders from net investment income:
Class A	(923,432)	(2,764,656)
Class C	(336,048)	(800,895)
Class R	(1,613)	(4,422)
Class Y	(167,023)	(551,082)
Class R5	(276)	(41,260)
Class R6	(3,564,409)	(8,290,751)
Total distributions from net investment income	(4,992,801)	(12,453,066)

Distributions to shareholders from net realized gains:
Class A	—	(576,861)
Class C	—	(186,656)
Class R	—	(1,094)
Class Y	—	(95,533)
Class R5	—	(14,633)
Class R6	—	(1,969,438)
Total distributions from net realized gains	—	(2,844,215)

Share transactions–net:
Class A	(7,426,844)	21,555,276
Class C	(2,476,774)	7,848,956
Class R	43,830	9,246
Class Y	1,041,479	3,983,563
Class R5	—	(677,776)
Class R6	(131,392,764)	43,116,958
Net increase (decrease) in net assets resulting from share transactions	(140,211,073)	75,836,223
Net increase (decrease) in net assets	(136,742,837)	56,784,103

Net assets:
Beginning of period	235,717,265	178,933,162
End of period (includes undistributed net investment income of $(791,445) and $(320,583), respectively)	$98,974,428	$235,717,265

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Premium Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

20                         Invesco Premium Income Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including forward foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

21                         Invesco Premium Income Fund

are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

22                         Invesco Premium Income Fund

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over the counter (OTC) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

23                         Invesco Premium Income Fund

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

M.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
N.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.65%
Next $500 million	0.60%
Next $500 million	0.55%
Over $1.5 billion	0.54%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.89%, 1.64%, 1.14%, 0.64%, 0.64% and 0.64% respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $203,399 and reimbursed class level expenses of $22,970, $9,711, $42, $3,910 and $332 of Class A, Class C, Class R, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the

24                         Invesco Premium Income Fund

Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $5,331 in front-end sales commissions from the sale of Class A shares and $5,009 from Class C shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$37,759,950	$423,492	$—	$38,183,442
U.S. Treasury Securities	—	9,065,560	—	9,065,560
Corporate Debt Securities	—	40,243,739	—	40,243,739
Foreign Debt Securities	—	1,568,444	—	1,568,444
Foreign Sovereign Debt Securities	—	8,636,475	—	8,636,475
	37,759,950	59,937,710	—	97,697,660
Forward Foreign Currency Contracts*	—	(15,444)	—	(15,444)
Futures*	92,142	—	—	92,142
Swap Agreements*	—	(1,114)	—	(1,114)
Total Investments	$37,852,092	$59,921,152	$—	$97,773,244

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk
Swap agreements(a)	$—	$(1,114)
Currency risk
Forward foreign currency contracts(b)	20,729	(36,173)
Interest rate risk
Futures contracts(c)	52,927	—
Market risk
Futures contracts(c)	193,837	(154,622)
Total	$267,493	$(191,909)

(a)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.
(c)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

25                         Invesco Premium Income Fund

Effect of Derivative Investments for the six months ended April 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain (Loss)
Credit risk	$—	$—	$231,053
Currency risk	—	(208,492)	—
Interest rate risk	45,022	—	—
Market risk	(376,353)	—	—
Change in Unrealized Appreciation (Depreciation)
Credit risk	—	—	(254,989)
Currency risk	—	87,206	—
Interest rate risk	(73,469)	—	—
Market risk	(153,779)	—	—
Total	$(558,579)	$(121,286)	$(23,936)

The table below summarizes the average notional value of futures contracts, forward foreign currency contracts and swap agreements outstanding during the period.

	Futures	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$24,736,782	$5,432,184	$8,773,333

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/05/14	Citigroup Global Markets Inc.	EUR	2,390,871	USD	3,290,063	$3,316,442	$(26,379)
06/05/14	Citigroup Global Markets Inc.	USD	1,990,606	EUR	1,450,000	2,011,335	20,729
06/05/14	RBC Capital Markets Corp.	GBP	433,326	USD	721,993	731,398	(9,405)
07/25/14	RBC Capital Markets Corp.	CAD	78,000	USD	70,628	71,017	(389)
Total open forward foreign currency contracts — Currency Risk							$(15,444)

Currency Abbreviations:

CAD	– Canadian Dollar
EUR	– Euro

GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Futures Contracts at Period-End(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Canada 10 Year Bonds	Long	7	June-2014	$836,423	$10,569
Euro Bonds	Long	8	June-2014	1,604,163	19,544
Long Gilt	Long	9	June-2014	1,676,431	22,814
Subtotal — Interest Rate Risk					$52,927
Dow Jones Eurostoxx 50	Long	44	June-2014	1,919,746	99,461
E-Mini S&P 500 Index	Long	19	June-2014	1,784,005	23,739
FTSE 100 Index	Long	17	June-2014	1,935,745	70,637
Hang Seng Index	Long	4	May-2014	563,325	(4,821)
Russell 2000 Index Mini	Long	17	June-2014	1,910,120	(85,340)
Tokyo Stock Price Index	Long	11	June-2014	1,243,324	(64,461)
Subtotal — Market Risk					$39,215
Total Futures Contracts					$92,142

(a)	Futures collateralized by $1,290,000 cash held with Goldman Sachs & Co., the futures commission merchant.

26                         Invesco Premium Income Fund

Centrally Cleared Swap Agreements:

Credit Default Swap Agreements
Counterparty/Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America, High Yield Index	Sell	5.00%	06/20/2019	3.44%	$2,000,000	$141,200	$(1,114)
Total Credit Default Swap Agreements — Credit Risk

Abbreviations:

CME	– Chicago Mercantile Exchange

(a)	Implied credit spreads represent the current level as of April 30, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Credit Suisse Securities (USA) LLC(a)	$141,200	$(1,114)	$140,086	$—	$—	$140,086
Citigroup Global Markets Inc.(b)	20,729	(20,729)	—	—	—	—
Goldman Sachs & Co.(c)	246,764	(154,622)	92,142	—	—	92,142
Total	$408,693	$(176,465)	$232,228	$—	$—	$232,228

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Credit Suisse Securities (USA) LLC(a)	$1,114	$(1,114)	$—	$—	$—	$—
Citigroup Global Markets Inc.(b)	26,379	(20,729)	5,650	—	—	5,650
Goldman Sachs & Co.(c)	154,622	(154,622)	—	—	—	—
RBC Capital Markets Corp.(b)	9,794	—	9,794	—	—	9,794
Total	$191,909	$(176,465)	$15,444	$—	$—	$15,444

(a)	Includes upfront payments and cumulative appreciation (depreciation) of centrally cleared swap agreements.
(b)	Forward foreign currency contracts counterparty.
(c)	Includes cumulative appreciation (depreciation) of futures contracts.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2014, the Fund engaged in securities sales of $8,419,135, which resulted in net realized gains of $313,956.

27                         Invesco Premium Income Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$2,823,836	$3,964,351	$6,788,187

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $65,363,582 and $186,114,387, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $2,820,454 and $25,101,263, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,541,239
Aggregate unrealized (depreciation) of investment securities	(514,014)
Net unrealized appreciation of investment securities	$3,027,225

Cost of investments for tax purposes is $94,670,435.

28                         Invesco Premium Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	334,531	$3,367,334	7,327,011	$78,212,871
Class C	173,396	1,740,042	1,782,493	18,908,415
Class R	4,206	42,468	6,300	67,663
Class Y	460,142	4,693,973	1,365,574	14,575,716
Class R5	—	—	27,981	303,296
Class R6	581,171	5,812,027	3,874,010	39,434,442

Issued as reinvestment of dividends:
Class A	64,380	642,106	207,079	2,159,053
Class C	24,441	243,661	60,353	625,920
Class R	136	1,362	465	4,834
Class Y	14,710	147,114	48,748	506,194
Class R5	—	—	4,950	52,527
Class R6	358,126	3,564,409	987,714	10,260,189

Reacquired:
Class A	(1,143,921)	(11,436,284)	(5,748,979)	(58,816,648)
Class C	(446,438)	(4,460,477)	(1,155,372)	(11,685,379)
Class R	—	—	(6,283)	(63,251)
Class Y	(379,959)	(3,799,608)	(1,090,069)	(11,098,347)
Class R5	—	—	(102,625)	(1,033,599)
Class R6	(13,890,447)	(140,769,200)	(620,075)	(6,577,673)
Net increase (decrease) in share activity	(13,845,526)	$(140,211,073)	6,969,275	$75,836,223

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 43% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

29                         Invesco Premium Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/14	$10.04	$0.24	$0.25	$0.49	$(0.26)	$—	$(0.26)	$10.27	5.01%	$33,790	0.88	%(d)	1.23	%(d)	4.80	%(d)	39%
Year ended 10/31/13	10.83	0.50	(0.58)	(0.08)	(0.55)	(0.16)	(0.71)	10.04	(0.83)	40,515	0.88		1.22		4.83		86
Year ended 10/31/12(e)	10.03	0.43	0.81	1.24	(0.44)	—	(0.44)	10.83	12.64	24,388	0.88	(f)	1.18	(f)	4.54	(f)	79
Class C
Six months ended 04/30/14	10.03	0.20	0.25	0.45	(0.22)	—	(0.22)	10.26	4.62	14,422	1.63	(d)	1.98	(d)	4.05	(d)	39
Year ended 10/31/13	10.82	0.42	(0.58)	(0.16)	(0.47)	(0.16)	(0.63)	10.03	(1.58)	16,592	1.63		1.97		4.08		86
Year ended 10/31/12(e)	10.03	0.36	0.81	1.17	(0.38)	—	(0.38)	10.82	11.91	10,469	1.63	(f)	1.93	(f)	3.79	(f)	79
Class R
Six months ended 04/30/14	10.03	0.23	0.25	0.48	(0.25)	—	(0.25)	10.26	4.88	97	1.13	(d)	1.48	(d)	4.55	(d)	39
Year ended 10/31/13	10.83	0.47	(0.59)	(0.12)	(0.52)	(0.16)	(0.68)	10.03	(1.17)	51	1.13		1.47		4.58		86
Year ended 10/31/12(e)	10.03	0.40	0.82	1.22	(0.42)	—	(0.42)	10.83	12.43	50	1.13	(f)	1.43	(f)	4.29	(f)	79
Class Y
Six months ended 04/30/14	10.05	0.25	0.25	0.50	(0.28)	—	(0.28)	10.27	5.04	8,553	0.63	(d)	0.98	(d)	5.05	(d)	39
Year ended 10/31/13	10.84	0.53	(0.58)	(0.05)	(0.58)	(0.16)	(0.74)	10.05	(0.57)	7,409	0.63		0.97		5.08		86
Year ended 10/31/12(e)	10.03	0.45	0.82	1.27	(0.46)	—	(0.46)	10.84	12.96	4,482	0.63	(f)	0.93	(f)	4.79	(f)	79
Class R5
Six months ended 04/30/14	10.05	0.25	0.24	0.49	(0.27)	—	(0.27)	10.27	5.04	10	0.63	(d)	0.85	(d)	5.05	(d)	39
Year ended 10/31/13	10.84	0.54	(0.59)	(0.05)	(0.58)	(0.16)	(0.74)	10.05	(0.57)	10	0.63		0.90		5.08		86
Year ended 10/31/12(e)	10.03	0.44	0.83	1.27	(0.46)	—	(0.46)	10.84	12.96	766	0.63	(f)	0.85	(f)	4.79	(f)	79
Class R6
Six months ended 04/30/14	10.04	0.25	0.27	0.52	(0.28)	—	(0.28)	10.28	5.25	42,103	0.63	(d)	0.85	(d)	5.05	(d)	39
Year ended 10/31/13	10.84	0.53	(0.59)	(0.06)	(0.58)	(0.16)	(0.74)	10.04	(0.67)	171,140	0.63		0.85		5.08		86
Year ended 10/31/12(e)	10.75	0.05	0.09	0.14	(0.05)	—	(0.05)	10.84	1.31	138,779	0.63	(f)	0.82	(f)	4.79	(f)	79

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $35,368, $14,953, $64, $6,020, $10 and $129,058 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of December 14, 2011 for Class A, Class C, Class R, Class Y and Class R5 shares and September 24, 2012 for Class R6 shares.
(f)	Annualized.

30                         Invesco Premium Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,050.10	$4.47	$1,020.43	$4.41	0.88%
C	1,000.00	1,046.20	8.27	1,016.71	8.15	1.63
R	1,000.00	1,048.80	5.74	1,019.19	5.66	1.13
Y	1,000.00	1,050.40	3.20	1,021.67	3.16	0.63
R5	1,000.00	1,050.40	3.20	1,021.67	3.16	0.63
R6	1,000.00	1,051.40	3.20	1,021.67	3.16	0.63

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

31                         Invesco Premium Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	PIN-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Select Companies Fund
Nasdaq:
A: ATIAX ■ B: ATIBX ■ C: ATICX ■ R: ATIRX ■ Y: ATIYX ■ R5: ATIIX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.34%
Class B Shares	4.94
Class C Shares	4.94
Class R Shares	5.19
Class Y Shares	5.48
Class R5 Shares	5.51
S&P 500 Index‚ (Broad Market Index)	8.36
Russell 2000 Index■ (Style-Specific Index)	3.08
Lipper Small-Cap Core Funds Index¿ (Peer Group Index)	4.04

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                  ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Select Companies Fund

Average Annual Total Returns As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	11.17%
10 Years	11.14
5 Years	24.30
1 Year	9.60

Class B Shares
Inception (11/4/03)	11.15%
10 Years	11.12
5 Years	24.63
1 Year	10.17

Class C Shares
Inception (11/4/03)	10.95%
10 Years	10.93
5 Years	24.80
1 Year	14.13

Class R Shares
Inception (4/30/04)	11.51%
10 Years	11.51
5 Years	25.40
1 Year	15.68

Class Y Shares
10 Years	11.92%
5 Years	26.03
1 Year	16.34

Class R5 Shares
Inception (4/30/04)	12.25%
10 Years	12.25
5 Years	26.22
1 Year	16.35

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	11.42%
10 Years	11.11
5 Years	28.75
1 Year	11.97

Class B Shares
Inception (11/4/03)	11.40%
10 Years	11.09
5 Years	29.09
1 Year	12.62

Class C Shares
Inception (11/4/03)	11.21%
10 Years	10.90
5 Years	29.25
1 Year	16.64

Class R Shares
10 Years	11.48%
5 Years	29.88
1 Year	18.24

Class Y Shares
10 Years	11.89%
5 Years	30.55
1 Year	18.84

Class R5 Shares
10 Years	12.22%
5 Years	30.74
1 Year	18.89

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.20%, 1.95%, 1.95%, 1.45%, 0.95% and 0.87%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.24%, 1.99%, 1.99%, 1.49%, 0.99% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

3 Invesco Select Companies Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Select Companies Fund

Schedule of Investments(a)

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks–80.76%
Aerospace & Defense–3.30%
Cubic Corp.	1,033,123	$49,001,024

Aluminum–0.00%
Cymat Technologies Ltd. (Canada)(b)	2,497,500	34,181

Apparel, Accessories & Luxury Goods–0.15%
Hampshire Group, Ltd.(b)(c)	592,824	2,282,372

Automotive Retail–4.78%
America’s Car-Mart, Inc.(b)(c)	942,136	34,048,795
Lithia Motors, Inc.–Class A	496,294	36,864,718
		70,913,513

Commodity Chemicals–1.31%
Chemtrade Logistics Income Fund (Canada)	1,045,784	19,369,904

Data Processing & Outsourced Services–10.63%
Alliance Data Systems Corp.(b)	442,278	106,987,048
Global Payments Inc.	758,587	50,696,369
		157,683,417

Education Services–3.32%
American Public Education Inc.(b)(c)	1,423,005	49,235,973

Electrical Components & Equipment–3.08%
Regal-Beloit Corp.	611,538	45,700,235

Health Care Supplies–7.78%
Alere, Inc.(b)	2,202,288	73,556,419
Cooper Cos., Inc. (The)	317,539	41,886,570
		115,442,989

IT Consulting & Other Services–5.80%
Booz Allen Hamilton Holding Corp.	3,702,160	86,038,198

Leisure Products–2.13%
MEGA Brands Inc. (Canada)(b)(c)	1,952,564	31,604,451

Life Sciences Tools & Services–3.73%
Charles River Laboratories International, Inc.(b)	1,028,775	55,265,793

Oil & Gas Equipment & Services–4.17%
ION Geophysical Corp.(b)(c)	14,077,289	61,940,072

	Shares		Value
Oil & Gas Exploration & Production–4.93%
Ultra Petroleum Corp.(b)		2,453,956	$73,127,889

Other Diversified Financial Services–0.00%
Brompton Corp. (Canada) (Acquired 11/19/03-07/21/05; Cost $0)(b)(d)		69,374	0

Publishing–4.76%
John Wiley & Sons, Inc.–Class A		1,228,908	70,613,054

Real Estate Services–4.59%
FirstService Corp. (Canada)		1,378,252	68,032,330

Semiconductors–9.71%
International Rectifier Corp.(b)(c)		3,500,562	91,154,635
Microsemi Corp.(b)		2,250,091	52,922,140
			144,076,775

Systems Software–5.01%
Rovi Corp.(b)		3,334,166	74,318,560

Trucking–1.58%
Con-way Inc.		550,873	23,401,085
Total Common Stocks (Cost $868,802,973)			1,198,081,815

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.15%
Leisure Products–0.15%
MEGA Brands Inc. (Canada), Class A, Sr. Sec. Gtd. Deb., 10.00%, 03/31/15 (Cost $2,257,455)(e)	CAD	2,317,503	2,217,064

	Shares
Money Market Funds–19.07%
Liquid Assets Portfolio–Institutional Class(f)		141,462,776	141,462,776
Premier Portfolio–Institutional Class(f)		141,462,777	141,462,777
Total Money Market Funds (Cost $282,925,553)			282,925,553
TOTAL INVESTMENTS–99.98% (Cost $1,153,985,981)			1,483,224,432
OTHER ASSETS LESS LIABILITIES–0.02%			350,578
NET ASSETS–100.00%			$1,483,575,010

Investment Abbreviations:

CAD	– Canadian Dollar
Deb.	– Debentures
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Select Companies Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of April 30, 2014 was $270,266,298, which represented 18.22% of the Fund’s Net Assets. See Note 4.
(d)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2014 represented less than 1% of the Fund’s Net Assets.
(e)	Foreign denominated security. Principal amount is denominated in currency indicated.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Information Technology	31.1%
Consumer Discretionary	15.3
Health Care	11.5
Energy	9.1
Industrials	8.0
Financials	4.6
Materials	1.3
Money Market Funds Plus Other Assets Less Liabilities	19.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Select Companies Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $627,861,936)	$1,021,187,216
Investments in affiliates, at value (Cost $526,124,045)	462,037,216
Total investments, at value (Cost $1,153,985,981)	1,483,224,432
Foreign currencies, at value (Cost $3,424,001)	3,420,542
Receivable for:
Fund shares sold	505,529
Dividends and interest	161,993
Investment for trustee deferred compensation and retirement plans	136,386
Other assets	79,037
Total assets	1,487,527,919

Liabilities:
Payable for:
Fund shares reacquired	2,742,832
Accrued fees to affiliates	982,790
Accrued trustees’ and officers’ fees and benefits	3,279
Accrued other operating expenses	63,521
Trustee deferred compensation and retirement plans	160,487
Total liabilities	3,952,909
Net assets applicable to shares outstanding	$1,483,575,010

Net assets consist of:
Shares of beneficial interest	$1,164,625,820
Undistributed net investment income (loss)	(10,795,404)
Undistributed net realized gain	508,713
Net unrealized appreciation	329,235,881
$1,483,575,010

Net Assets:
Class A	$843,514,995
Class B	$10,116,260
Class C	$182,501,927
Class R	$73,963,329
Class Y	$304,906,719
Class R5	$68,571,780

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	35,095,648
Class B	453,441
Class C	8,190,329
Class R	3,146,880
Class Y	12,585,093
Class R5	2,759,127
Class A:
Net asset value per share	$24.03
Maximum offering price per share
(Net asset value of $24.03 ÷ 94.50%)	$25.43
Class B:
Net asset value and offering price per share	$22.31
Class C:
Net asset value and offering price per share	$22.28
Class R:
Net asset value and offering price per share	$23.50
Class Y:
Net asset value and offering price per share	$24.23
Class R5:
Net asset value and offering price per share	$24.85

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Select Companies Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $129,443)	$6,482,627
Dividends from affiliates	89,063
Interest	126,963
Total investment income	6,698,653

Expenses:
Advisory fees	5,662,671
Administrative services fees	189,527
Custodian fees	23,008
Distribution fees:
Class A	1,094,015
Class B	54,651
Class C	909,228
Class R	185,637
Transfer agent fees — A, B, C, R and Y	1,157,248
Transfer agent fees — R5	39,087
Trustees’ and officers’ fees and benefits	41,312
Other	170,020
Total expenses	9,526,404
Less: Fees waived and expense offset arrangement(s)	(298,688)
Net expenses	9,227,716
Net investment income (loss)	(2,529,063)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	5,012,990
Foreign currencies	(243,409)
4,769,581
Change in net unrealized appreciation of:
Investment securities	83,554,963
Foreign currencies	71,918
83,626,881
Net realized and unrealized gain	88,396,462
Net increase in net assets resulting from operations	$85,867,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Select Companies Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income (loss)	$(2,529,063)	$(8,374,112)
Net realized gain	4,769,581	86,673,466
Change in net unrealized appreciation	83,626,881	232,019,311
Net increase in net assets resulting from operations	85,867,399	310,318,665

Distributions to shareholders from net investment income:
Class A	—	(9,045,657)
Class B	—	(78,673)
Class C	—	(979,377)
Class R	—	(727,433)
Class Y	—	(3,504,875)
Class R5	—	(1,070,529)
Total distributions from net investment income	—	(15,406,544)

Distributions to shareholders from net realized gains:
Class A	(41,356,016)	(40,976,377)
Class B	(565,193)	(781,665)
Class C	(9,079,104)	(9,730,664)
Class R	(3,610,155)	(4,037,779)
Class Y	(17,699,816)	(13,402,054)
Class R5	(3,696,665)	(3,886,968)
Total distributions from net realized gains	(76,006,949)	(72,815,507)

Share transactions–net:
Class A	(45,483,724)	31,129,289
Class B	(1,400,610)	(3,572,393)
Class C	527,319	(4,017,375)
Class R	(2,580,773)	(6,243,826)
Class Y	(71,152,534)	92,529,139
Class R5	(13,582,290)	(1,271,507)
Net increase (decrease) in net assets resulting from share transactions	(133,672,612)	108,553,327
Net increase (decrease) in net assets	(123,812,162)	330,649,941

Net assets:
Beginning of period	1,607,387,172	1,276,737,231
End of period (includes undistributed net investment income (loss) of $(10,795,404) and $(8,266,341), respectively)	$1,483,575,010	$1,607,387,172

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Select Companies Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective

9                         Invesco Select Companies Fund

November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

As of the end of business on March 15, 2012, the Fund has limited public sales of its shares to certain investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net

10                         Invesco Select Companies Fund

realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Select Companies Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.73%
Next $500 million	0.715%
Next $1.5 billion	0.70%
Next $2.5 billion	0.685%
Next $2.5 billion	0.67%
Next $2.5 billion	0.655%
Over $10 billion	0.64%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $298,299.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $16,275 in front-end sales commissions from the sale of Class A shares and $127, $3,100 and $2,747 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Select Companies Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,481,007,368	$—	$0	$1,481,007,368
Foreign Corporate Debt Securities	—	2,217,064	—	2,217,064
Total Investments	$1,481,007,368	$2,217,064	$0	$1,483,224,432

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2014.

	Value 10/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 04/30/14	Dividend Income
America’s Car Mart, Inc.	$42,557,639	$469,482	$—	$(8,978,326)	$—	$34,048,795	$—
American Public Education, Inc.	56,962,890	—	—	(7,726,917)	—	49,235,973	—
Hampshire Group, Ltd.	2,489,861	—	—	(207,489)	—	2,282,372	—
International Rectifier Corp.(a)	117,031,728	—	(26,585,907)	4,280,382	(3,571,568)	91,154,635	—
ION Geophysical Corp.	51,472,907	11,989,092	—	(1,521,927)	—	61,940,072	—
MEGA Brands Inc.	29,402,694	—	—	2,201,757	—	31,604,451	—
NCI, Inc.–Class A(a)	3,861,283	—	(4,767,031)	8,367,086	(7,461,338)	—	—
Total	$303,779,002	$12,458,574	$(31,352,938)	$(3,585,434)	$(11,032,906)	$270,266,298	$—

(a)	As of April 30, 2014, this security is no longer considered an affiliate of the Fund.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $389.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco Select Companies Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2013.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $32,256,072 and $76,151,452, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$393,978,949
Aggregate unrealized (depreciation) of investment securities	(68,633,507)
Net unrealized appreciation of investment securities	$325,345,442

Cost of investments for tax purposes is $1,157,878,990.

14                         Invesco Select Companies Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	2,994,482	$70,876,069	10,210,363	$222,017,511
Class B	13,422	298,037	17,409	362,878
Class C	285,561	6,284,545	776,216	15,810,509
Class R	391,059	9,130,697	865,084	18,343,330
Class Y	2,455,741	58,303,741	8,644,200	191,736,546
Class R5	345,211	8,455,148	1,147,552	25,328,784

Issued as reinvestment of dividends:
Class A	1,721,956	38,847,333	2,349,373	45,671,799
Class B	24,878	522,441	43,851	802,476
Class C	411,569	8,634,711	556,529	10,173,353
Class R	163,418	3,608,270	249,028	4,756,430
Class Y	623,137	14,157,670	699,462	13,653,515
Class R5	133,694	3,115,068	175,267	3,501,830

Automatic conversion of Class B shares to Class A shares:
Class A	47,120	1,121,360	102,696	2,231,292
Class B	(50,674)	(1,121,360)	(109,446)	(2,231,292)

Reacquired:
Class A	(6,531,812)	(156,328,486)	(11,092,468)	(238,791,313)
Class B	(49,902)	(1,099,728)	(122,024)	(2,506,455)
Class C	(652,219)	(14,391,937)	(1,483,200)	(30,001,237)
Class R	(660,971)	(15,319,740)	(1,379,680)	(29,343,586)
Class Y	(5,949,758)	(143,613,945)	(5,257,907)	(112,860,922)
Class R5	(1,021,122)	(25,152,506)	(1,383,570)	(30,102,121)
Net increase (decrease) in share activity	(5,305,210)	$(133,672,612)	5,008,735	$108,553,327

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Select Companies Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/14	$23.95	$(0.03)	$1.24		$1.21	$—	$(1.13)	$(1.13)	$24.03	5.34%	$843,515	1.13	%(d)	1.17	%(d)	(0.29	)%(d)	3%
Year ended 10/31/13	20.57	(0.12)	4.95		4.83	(0.23)	(1.22)	(1.45)	23.95	25.11	883,072	1.16		1.20		(0.55)		19
Year ended 10/31/12	18.97	(0.07)	1.67	(e)	1.60	—	—	—	20.57	8.43	725,950	1.18		1.23		(0.34)		37
Year ended 10/31/11	15.50	(0.12)	3.59		3.47	—	—	—	18.97	22.39	485,609	1.24		1.27		(0.64)		38
Year ended 10/31/10	12.09	(0.02)	3.44		3.42	(0.01)	—	(0.01)	15.50	28.28	275,777	1.31		1.33		(0.18)		50
Year ended 10/31/09	9.21	0.06	2.94		3.00	—	(0.12)	(0.12)	12.09	33.26	207,084	1.47		1.48		0.69		27
Class B
Six months ended 04/30/14	22.40	(0.11)	1.15		1.04	—	(1.13)	(1.13)	22.31	4.94	10,116	1.88	(d)	1.92	(d)	(1.04	)(d)	3
Year ended 10/31/13	19.32	(0.26)	4.65		4.39	(0.09)	(1.22)	(1.31)	22.40	24.22	11,551	1.91		1.95		(1.30)		19
Year ended 10/31/12	17.95	(0.21)	1.58	(e)	1.37	—	—	—	19.32	7.63	13,251	1.93		1.98		(1.09)		37
Year ended 10/31/11	14.78	(0.24)	3.41		3.17	—	—	—	17.95	21.45	15,478	1.99		2.02		(1.39)		38
Year ended 10/31/10	11.61	(0.13)	3.30		3.17	—	—	—	14.78	27.30	13,952	2.06		2.08		(0.93)		50
Year ended 10/31/09	8.92	(0.00)	2.81		2.81	—	(0.12)	(0.12)	11.61	32.20	12,951	2.22		2.23		(0.06)		27
Class C
Six months ended 04/30/14	22.37	(0.11)	1.15		1.04	—	(1.13)	(1.13)	22.28	4.94	182,502	1.88	(d)	1.92	(d)	(1.04	)(d)	3
Year ended 10/31/13	19.30	(0.26)	4.64		4.38	(0.09)	(1.22)	(1.31)	22.37	24.19	182,221	1.91		1.95		(1.30)		19
Year ended 10/31/12	17.93	(0.21)	1.58	(e)	1.37	—	—	—	19.30	7.64	160,090	1.93		1.98		(1.09)		37
Year ended 10/31/11	14.76	(0.24)	3.41		3.17	—	—	—	17.93	21.48	123,286	1.99		2.02		(1.39)		38
Year ended 10/31/10	11.60	(0.13)	3.29		3.16	—	—	—	14.76	27.24	86,591	2.06		2.08		(0.93)		50
Year ended 10/31/09	8.91	(0.00)	2.81		2.81	—	(0.12)	(0.12)	11.60	32.23	64,368	2.22		2.23		(0.06)		27
Class R
Six months ended 04/30/14	23.48	(0.06)	1.21		1.15	—	(1.13)	(1.13)	23.50	5.19	73,963	1.38	(d)	1.42	(d)	(0.54	)(d)	3
Year ended 10/31/13	20.19	(0.17)	4.86		4.69	(0.18)	(1.22)	(1.40)	23.48	24.83	76,385	1.41		1.45		(0.80)		19
Year ended 10/31/12	18.66	(0.12)	1.65	(e)	1.53	—	—	—	20.19	8.20	71,040	1.43		1.48		(0.59)		37
Year ended 10/31/11	15.29	(0.16)	3.53		3.37	—	—	—	18.66	22.04	62,112	1.49		1.52		(0.89)		38
Year ended 10/31/10	11.95	(0.06)	3.40		3.34	(0.00)	—	(0.00)	15.29	27.97	32,270	1.56		1.58		(0.43)		50
Year ended 10/31/09	9.13	0.04	2.90		2.94	—	(0.12)	(0.12)	11.95	32.89	17,423	1.72		1.73		0.44		27
Class Y
Six months ended 04/30/14	24.11	(0.00)	1.25		1.25	—	(1.13)	(1.13)	24.23	5.48	304,907	0.88	(d)	0.92	(d)	(0.04	)(d)	3
Year ended 10/31/13	20.69	(0.06)	4.98		4.92	(0.28)	(1.22)	(1.50)	24.11	25.47	372,632	0.91		0.95		(0.30)		19
Year ended 10/31/12	19.03	(0.02)	1.68	(e)	1.66	—	—	—	20.69	8.72	235,268	0.93		0.98		(0.09)		37
Year ended 10/31/11	15.51	(0.07)	3.59		3.52	—	—	—	19.03	22.70	41,476	0.99		1.02		(0.39)		38
Year ended 10/31/10	12.07	0.01	3.44		3.45	(0.01)	—	(0.01)	15.51	28.62	12,735	1.06		1.08		0.07		50
Year ended 10/31/09	9.21	0.10	2.91		3.01	(0.03)	(0.12)	(0.15)	12.07	33.49	6,763	1.22		1.23		0.94		27
Class R5
Six months ended 04/30/14	24.69	0.00	1.29		1.29	—	(1.13)	(1.13)	24.85	5.51	68,572	0.83	(d)	0.87	(d)	0.01	(d)	3
Year ended 10/31/13	21.16	(0.05)	5.10		5.05	(0.30)	(1.22)	(1.52)	24.69	25.53	81,527	0.83		0.87		(0.22)		19
Year ended 10/31/12	19.45	(0.00)	1.71	(e)	1.71	—	—	—	21.16	8.79	71,138	0.84		0.89		(0.00)		37
Year ended 10/31/11	15.82	(0.04)	3.67		3.63	—	—	—	19.45	22.95	70,652	0.83		0.86		(0.23)		38
Year ended 10/31/10	12.30	0.04	3.50		3.54	(0.02)	—	(0.02)	15.82	28.79	29,499	0.86		0.88		0.27		50
Year ended 10/31/09	9.39	0.11	2.99		3.10	(0.07)	(0.12)	(0.19)	12.30	34.05	45,672	0.94		0.95		1.22		27

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $882,465, $11,021, $183,353, $74,871, $363,283 and $78,822 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(e)	Net gains (losses) on securities (both realized and unrealized) include capital gains realized on distributions from Booz Allen Hamilton Holding Corp. on June 7, 2012 and Generac Holdings, Inc. on July 2, 2012. Net gains (losses) on securities (both realized and unrealized) excluding the capital gains are $1.55, $1.46, $1.46, $1.53, $1.56 and $1.59 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

16                         Invesco Select Companies Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,053.40	$5.75	$1,019.19	$5.66	1.13%
B	1,000.00	1,049.40	9.55	1,015.47	9.39	1.88
C	1,000.00	1,049.40	9.55	1,015.47	9.39	1.88
R	1,000.00	1,051.90	7.02	1,017.95	6.90	1.38
Y	1,000.00	1,054.80	4.48	1,020.43	4.41	0.88
R5	1,000.00	1,055.10	4.23	1,020.68	4.16	0.83

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Select Companies Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	SCO-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Pacific Growth Fund
Nasdaq:
A: TGRAX ■ B: TGRBX ■ C: TGRCX ■ R: TGRRX ■ Y: TGRDX ■ R5: TGRSX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
8 Financial Statements
10 Notes to Financial Statements
17 Financial Highlights
18 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.99%
Class B Shares	-3.35
Class C Shares	-3.34
Class R Shares	-3.09
Class Y Shares	-2.86
Class R5 Shares	-2.81
MSCI EAFE Index‚ (Broad Market Index)	4.44
MSCI All Country Asia Pacific Index■ (Style-Specific Index)	-2.55
Lipper Pacific Region Funds Index■ (Peer Group Index)	-1.96

Source(s): ‚Invesco, MSCI via FactSet Research Systems, Inc.; ■Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country Asia Pacific Index is an unmanaged index considered representative of Pacific region stock markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Pacific Region Funds Index is an unmanaged index considered representative of Pacific region funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Pacific Growth Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	1.32%
10 Years	5.92
5 Years	8.04
1 Year	-7.01

Class B Shares
Inception (11/30/90)	4.59%
10 Years	5.87
5 Years	8.17
1 Year	-7.15

Class C Shares
Inception (7/28/97)	0.94%
10 Years	5.75
5 Years	8.50
1 Year	-3.27

Class R Shares
Inception (3/31/08)	0.22%
5 Years	9.00
1 Year	-1.92

Class Y Shares
Inception (7/28/97)	1.92%
10 Years	6.79
5 Years	9.57
1 Year	-1.35

Class R5 Shares
10 Years	6.64%
5 Years	9.54
1 Year	-1.22

Effective June 1, 2010, Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Pacific Growth Fund Inc., advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Pacific Growth Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Pacific Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	1.34%
10 Years	5.36
5 Years	10.64
1 Year	-1.99

Class B Shares
Inception (11/30/90)	4.62%
10 Years	5.31
5 Years	10.79
1 Year	-2.03

Class C Shares
Inception (7/28/97)	0.96%
10 Years	5.19
5 Years	11.09
1 Year	1.96

Class R Shares
Inception (3/31/08)	0.26%
5 Years	11.60
1 Year	3.40

Class Y Shares
Inception (7/28/97)	1.94%
10 Years	6.23
5 Years	12.21
1 Year	3.99

Class R5 Shares
10 Years	6.08%
5 Years	12.16
1 Year	4.13

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.82%, 2.57%, 2.57%,

2.07%, 1.57% and 1.44%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Pacific Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Pacific Growth Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.08%
Australia–16.12%
Amcor Ltd.	32,082	$307,244
Aurizon Holdings Ltd.	79,854	385,382
Australia and New Zealand Banking Group Ltd.	41,810	1,342,972
BC Iron Ltd.	21,418	87,282
BHP Billiton Ltd.	33,405	1,176,545
Brambles Ltd.	7,788	68,409
Commonwealth Bank of Australia	23,448	1,723,365
CSL Ltd.	2,354	150,084
DuluxGroup Ltd.	16,192	86,505
Flight Centre Travel Group Ltd.	5,887	295,132
Fortescue Metals Group Ltd.	57,132	270,164
Hills Holdings Ltd.	18,030	28,366
Insurance Australia Group Ltd.	62,609	334,673
Macquarie Group Ltd.	8,550	460,628
Magellan Financial Group Ltd.	8,903	103,975
Mount Gibson Iron Ltd.	170,208	116,104
National Australia Bank Ltd.	24,363	800,996
Platinum Asset Management Ltd.	42,742	262,448
Ramsay Health Care Ltd.	7,940	331,514
RCR Tomlinson Ltd.	17,651	44,761
Rio Tinto Ltd.	4,038	232,501
Santos Ltd.	31,590	404,493
Slater & Gordon Ltd.	32,361	141,694
Sonic Healthcare Ltd.	20,748	342,094
Tassal Group Ltd.	16,006	61,702
Telstra Corp. Ltd.	106,464	516,990
Wesfarmers Ltd.	7,940	315,778
Westpac Banking Corp.	44,530	1,457,245
Woodside Petroleum Ltd.	15,128	574,381
Woolworths Ltd.	20,574	714,943
		13,138,370

China–10.74%
Bank of China Ltd.–Class H	2,922,000	1,285,199
BOC Hong Kong (Holdings) Ltd.	130,000	380,632
China Resources Land Ltd.	214,000	440,537
CNOOC Ltd.	642,000	1,061,595
Great Wall Motor Co. Ltd.–Class H	97,500	441,415
Guangdong Investment Ltd.	426,000	463,205
Guangshen Railway Co. Ltd.–Class H	690,000	260,767
Industrial & Commercial Bank of China Ltd.–Class H	597,000	355,756
Jiangsu Expressway Co. Ltd.–Class H	354,000	398,615
Minth Group Ltd.	338,000	531,006
Semiconductor Manufacturing International Corp.(a)	5,655,000	459,525
Sinotrans Ltd.–Class H	656,000	362,146
Sunny Optical Technology Group Co., Ltd.	393,000	459,258

	Shares	Value
China–(continued)
Tencent Holdings Ltd.	19,100	$1,201,394
Tsingtao Brewery Co. Ltd.–Class H	46,000	334,933
Zhuzhou CSR Times Electric Co., Ltd.–Class H	108,000	316,914
		8,752,897

Hong Kong–4.22%
Cheung Kong (Holdings) Ltd.	29,000	495,047
Galaxy Entertainment Group Ltd.(a)	51,000	402,946
Hong Kong Exchanges & Clearing Ltd.	15,500	279,295
Hutchison Whampoa Ltd.	38,000	521,138
New World Development Co. Ltd.	399,000	411,717
NWS Holdings Ltd.	252,326	432,211
Techtronic Industries Co. Ltd.	162,000	516,116
Texwinca Holdings Ltd.	352,000	378,202
		3,436,672

India–4.64%
Axis Bank Ltd.	30,281	761,454
HCL Technologies Ltd.	48,738	1,135,530
IndusInd Bank Ltd.	55,471	440,930
Jammu & Kashmir Bank Ltd. (The)	24,130	671,010
Larsen & Toubro Ltd.	36,056	775,473
		3,784,397

Indonesia–2.29%
PT Matahari Department Store Tbk	588,400	768,299
PT Telekomunikasi Indonesia Persero Tbk	5,592,200	1,101,428
		1,869,727

Japan–37.69%
Amada Co., Ltd.	54,000	390,355
AOKI Holdings Inc.	20,100	273,492
Astellas Pharma Inc.	91,400	1,016,549
Canon Inc.	20,400	638,015
Casio Computer Co., Ltd.	11,200	127,743
Chiba Bank, Ltd. (The)	42,000	266,634
Daicel Corp.	75,000	631,609
Daifuku Co., Ltd.	30,600	352,306
Daikin Industries, Ltd.	12,600	727,307
Daito Trust Construction Co., Ltd.	6,600	670,782
Daiwa House Industry Co., Ltd.	21,000	353,937
Denki Kagaku Kogyo Kabushiki Kaisha	71,000	235,440
East Japan Railway Co.	11,500	838,399
FamilyMart Co., Ltd.	9,400	390,326
Gulliver International Co., Ltd.	53,000	436,329
Hitachi Capital Corp.	28,300	696,496
Hitachi High-Technologies Corp.	14,700	335,901
Hitachi, Ltd.	142,000	1,009,821
Honda Motor Co., Ltd.	31,600	1,044,781
JGC Corp.	11,000	356,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Pacific Growth Fund

	Shares	Value
Japan–(continued)
Kaneka Corp.	40,000	$234,765
Komatsu Ltd.	18,600	409,735
Kyocera Corp.	7,700	362,065
Lintec Corp.	8,200	152,321
Maeda Road Construction Co., Ltd.	25,000	387,117
Marubeni Corp.	80,000	533,699
Minebea Co., Ltd.	17,000	137,523
Mitsubishi Chemical Holdings Corp.	57,100	228,445
Mitsubishi Corp.	33,100	591,869
Mitsubishi Estate Co. Ltd.	39,000	882,774
Mitsubishi Heavy Industries, Ltd.	121,000	639,110
Mitsubishi UFJ Financial Group, Inc.	247,900	1,314,309
Nagase & Co., Ltd.	13,800	169,007
Nidec Corp.	13,800	785,100
Nifco Inc.	17,000	473,931
Nippon Meat Packers, Inc.	25,000	433,092
Nissan Motor Co., Ltd.	51,800	444,376
Obayashi Corp.	52,000	335,205
Ono Pharmaceutical Co., Ltd.	7,300	582,045
ORIX Corp.	73,900	1,067,694
Relo Holdings, Inc.	7,500	410,838
Resorttrust, Inc.	28,500	446,332
Ricoh Co., Ltd.	22,300	258,305
Sanwa Holdings Corp.	80,000	488,311
SATO Holdings Corp.	8,200	177,828
Sekisui Chemical Co., Ltd.	65,000	659,347
Seven & I Holdings Co., Ltd.	30,800	1,214,465
Shimamura Co., Ltd.	4,600	428,367
Sumitomo Metal Mining Co., Ltd.	25,000	376,846
Sumitomo Mitsui Financial Group, Inc.	33,100	1,305,804
Suzuki Motor Corp.	12,600	324,768
TDK Corp.	2,900	123,682
Tokyu Fudosan Holdings, Corp.	22,200	161,131
Toshiba Corp.	128,000	500,831
Toyo Ink SC Holdings Co., Ltd.	54,000	220,268
Toyoda Gosei Co., Ltd.	8,000	147,432
Toyota Motor Corp.	25,000	1,350,986
Tsubakimoto Chain Co.	72,000	512,726
Yamaha Motor Co., Ltd.	18,500	285,381
Yaskawa Electric Corp.	32,600	367,679
		30,717,889

Malaysia–1.18%
Public Bank Berhad	155,300	957,814

Singapore–1.15%
Singapore Post Ltd.	324,000	366,110
United Overseas Bank Ltd.	33,000	572,814
		938,924

	Shares	Value
South Korea–9.94%
Amorepacific Corp.	337	$435,430
AMOREPACIFIC Group	551	284,774
CJ CGV Co., Ltd.	5,660	264,069
Coway Co., Ltd.	4,111	324,274
Grand Korea Leisure Co., Ltd.	15,880	663,642
Green Cross Corp.	4,194	517,586
Halla Visteon Climate Control Corp.	8,190	342,173
Hana Tour Service Inc.	775	49,748
Hanssem Co., Ltd.	9,054	741,824
Hyundai Mobis Co., Ltd.	1,245	355,467
KEPCO Plant Service & Engineering Co., Ltd.	9,577	622,882
Nongshim Co., Ltd.	3,033	902,661
ORION Corp.	571	435,481
Ottogi Corp.	904	358,286
S1 Corp.	3,788	287,797
Samchully Co., Ltd.	1,166	175,350
Samsung Electronics Co., Ltd.	738	961,960
SK Telecom Co., Ltd.	1,802	373,356
		8,096,760

Taiwan–4.64%
Advanced Semiconductor Engineering Inc.	491,000	569,949
China Life Insurance Co., Ltd.	419,140	366,993
Hiwin Technologies Corp.	25,350	241,444
San Shing Fastech Corp.	118,600	346,031
Synnex Technology International Corp.	261,000	405,357
Taiwan Semiconductor Manufacturing Co. Ltd.	262,143	1,032,279
Tong Hsing Electronic Industries, Ltd.	75,000	403,159
Yungtay Engineering Co., Ltd.	140,000	412,861
		3,778,073

Thailand–2.47%
Advanced Info Service PCL	159,700	1,222,982
Kasikornbank PCL–NVDR	133,200	789,621
		2,012,603
Total Common Stocks & Other Equity Interests (Cost $71,138,839)		77,484,126

Money Market Funds–5.88%
Liquid Assets Portfolio–Institutional Class(b)	2,393,513	2,393,513
Premier Portfolio–Institutional Class(b)	2,393,513	2,393,513
Total Money Market Funds (Cost $4,787,026)		4,787,026
TOTAL INVESTMENTS–100.96% (Cost $75,925,865)		82,271,152
OTHER ASSETS LESS LIABILITIES–(0.96)%		(778,571)
NET ASSETS–100.00%		$81,492,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Pacific Growth Fund

Investment Abbreviations:

NVDR	– Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets as of April 30, 2014

Financials	26.0%
Industrials	17.6
Consumer Discretionary	16.1
Information Technology	12.0
Consumer Staples	7.2
Materials	5.4
Telecommunication Services	3.9
Health Care	3.6
Energy	2.5
Utilities	0.8
Money Market Funds Plus Other Assets Less Liabilities	4.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $71,138,839)	$77,484,126
Investments in affiliated money market funds, at value and cost	4,787,026
Total investments, at value (Cost $75,925,865)	82,271,152
Foreign currencies, at value (Cost $3,992,082)	3,992,079
Receivable for:
Investments sold	1,438,846
Fund shares sold	15,678
Dividends	557,566
Investment for trustee deferred compensation and retirement plans	36,123
Other assets	40,231
Total assets	88,351,675

Liabilities:
Payable for:
Investments purchased	6,536,197
Fund shares reacquired	64,376
Accrued fees to affiliates	77,029
Accrued trustees’ and officers’ fees and benefits	1,925
Accrued other operating expenses	84,654
Trustee deferred compensation and retirement plans	94,913
Total liabilities	6,859,094
Net assets applicable to shares outstanding	$81,492,581

Net assets consist of:
Shares of beneficial interest	$96,268,085
Undistributed net investment income	(1,114,831)
Undistributed net realized gain (loss)	(19,986,739)
Net unrealized appreciation	6,326,066
$81,492,581

Net Assets:
Class A	$72,211,795
Class B	$542,043
Class C	$4,466,252
Class R	$299,856
Class Y	$3,960,503
Class R5	$12,132

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	3,158,261
Class B	25,109
Class C	206,503
Class R	13,192
Class Y	170,697
Class R5	523
Class A:
Net asset value per share	$22.86
Maximum offering price per share
(Net asset value of $22.86 ÷ 94.50%)	$24.19
Class B:
Net asset value and offering price per share	$21.59
Class C:
Net asset value and offering price per share	$21.63
Class R:
Net asset value and offering price per share	$22.73
Class Y:
Net asset value and offering price per share	$23.20
Class R5:
Net asset value and offering price per share	$23.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $78,448)	$791,639
Dividends from affiliated money market funds (includes securities lending income of $378)	537
Total investment income	792,176

Expenses:
Advisory fees	364,885
Administrative services fees	24,795
Custodian fees	35,070
Distribution fees:
Class A	91,462
Class B	3,627
Class C	22,989
Class R	701
Transfer agent fees — A, B, C, R and Y	99,208
Transfer agent fees — R5	5
Trustees’ and officers’ fees and benefits	16,245
Other	95,522
Total expenses	754,509
Less: Fees waived	(433)
Net expenses	754,076
Net investment income	38,100

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,858,208
Foreign currencies	(94,153)
3,764,055
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $23,083)	(6,363,027)
Foreign currencies	(16,010)
(6,379,037)
Net realized and unrealized gain (loss)	(2,614,982)
Net increase (decrease) in net assets resulting from operations	$(2,576,882)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$38,100	$455,894
Net realized gain	3,764,055	2,903,818
Change in net unrealized appreciation (depreciation)	(6,379,037)	12,530,395
Net increase (decrease) in net assets resulting from operations	(2,576,882)	15,890,107

Distributions to shareholders from net investment income:
Class A	(1,136,339)	(358,018)
Class B	(6,423)	—
Class C	(37,052)	—
Class R	(3,682)	(684)
Class Y	(57,092)	(33,551)
Class R5	(228)	(99)
Total distributions from net investment income	(1,240,816)	(392,352)

Share transactions–net:
Class A	(4,056,451)	(8,249,873)
Class B	(314,572)	(1,194,593)
Class C	(381,010)	(408,914)
Class R	16,740	15,501
Class Y	837,313	(2,727,648)
Net increase (decrease) in net assets resulting from share transactions	(3,897,980)	(12,565,527)
Net increase (decrease) in net assets	(7,715,678)	2,932,228

Net assets:
Beginning of period	89,208,259	86,276,031
End of period (includes undistributed net investment income of $(1,114,831) and $87,885, respectively)	$81,492,581	$89,208,259

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pacific Growth Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they

10                         Invesco Pacific Growth Fund

may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

11                         Invesco Pacific Growth Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12                         Invesco Pacific Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.87%
Next $1 billion	0.82%
Over $2 billion	0.77%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $433.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; (3) Class C — up to 1.00% of the average daily net assets of Class C shares; and (4) Class R — up to 0.50% of the average daily net assets of Class R shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended April 30, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $1,694 in front-end sales commissions from the sale of Class A shares and $44, $196 and $4 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco Pacific Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2014, there were transfers from Level 1 to Level 2 of $7,957,033 and from Level 2 to Level 1 of $36,827,885, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$106,463	$13,031,907	$—	$13,138,370
China	7,551,503	1,201,394	—	8,752,897
Hong Kong	2,017,541	1,419,131	—	3,436,672
India	761,454	3,022,943	—	3,784,397
Indonesia	—	1,869,727		1,869,727
Japan	26,181,490	4,536,399	—	30,717,889
Malaysia	957,814	—	—	957,814
Singapore	572,814	366,110	—	938,924
South Korea	4,524,638	3,572,122	—	8,096,760
Taiwan	751,388	3,026,685	—	3,778,073
Thailand	1,222,982	789,621	—	2,012,603
United States	4,787,026	—	—	4,787,026
Total Investments	$49,435,113	$32,836,039	$—	$82,271,152

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

14                         Invesco Pacific Growth Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2015	$362,147	$—	$362,147
October 31, 2016	1,247,693	—	1,247,693
October 31, 2017	15,965,093	—	15,965,093
Not subject to expiration	—	5,354,862	5,354,862
Total captital loss carryforward	$17,574,933	$5,354,862	$22,929,795

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $30,877,835 and $37,873,133, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,804,519
Aggregate unrealized (depreciation) of investment securities	(2,325,378)
Net unrealized appreciation of investment securities	$4,479,141

Cost of investments for tax purposes is $77,792,011.

15                         Invesco Pacific Growth Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	94,704	$2,188,714	183,134	$4,073,454
Class B	921	20,232	1,847	39,858
Class C	8,876	195,126	17,833	377,709
Class R	2,422	55,010	3,286	72,948
Class Y	70,466	1,649,674	165,224	3,675,896

Issued as reinvestment of dividends:
Class A	43,353	991,482	14,534	313,754
Class B	261	5,649	—	—
Class C	1,529	33,187	—	—
Class R	153	3,472	29	640
Class Y	2,362	54,770	1,516	32,520

Automatic conversion of Class B shares to Class A shares:
Class A	9,372	216,119	35,357	773,892
Class B	(9,917)	(216,119)	(37,464)	(773,892)

Reacquired:
Class A	(322,189)	(7,452,766)	(606,595)	(13,410,973)
Class B	(5,707)	(124,334)	(22,453)	(460,559)
Class C	(27,994)	(609,323)	(37,694)	(786,623)
Class R	(1,825)	(41,742)	(2,730)	(58,087)
Class Y	(37,634)	(867,131)	(288,507)	(6,436,064)
Net increase (decrease) in share activity	(170,847)	$(3,897,980)	(572,683)	$(12,565,527)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco Pacific Growth Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)(b)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(e)	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Rebate from Morgan Stanley Affiliate		Portfolio turnover(c)
Class A
Six months ended 04/30/14	$23.90	$0.02	$(0.71)	$(0.69)	$(0.35)	$22.86	(2.91)%		$72,212	1.76	%(d)	1.76	%(d)	0.13	%(d)	N/A		37%
Year ended 10/31/13	20.05	0.12	3.83	3.95	(0.10)	23.90	19.76		79,672	1.81		1.81		0.56		N/A		87
Year ended 10/31/12	20.05	0.15	0.20	0.35	(0.35)	20.05	1.81		74,319	1.79		1.79		0.76		N/A		101
Year ended 10/31/11	22.21	0.23	(2.20)	(1.97)	(0.19)	20.05	(8.95)		83,779	1.68		1.68		1.03		N/A		109
Year ended 10/31/10	19.48	0.06	2.72	2.78	(0.05)	22.21	14.29		105,428	1.78	(f)	1.78	(f)	0.31	(f)	0.00	%(g)	76
Year ended 10/31/09	14.61	0.06	4.94	5.00	(0.13)	19.48	34.66		107,103	1.88	(f)	1.88	(f)	0.37	(f)	0.00	(g)	33
Class B
Six months ended 04/30/14	22.49	(0.07)	(0.66)	(0.73)	(0.17)	21.59	(3.26)		542	2.52	(d)	2.52	(d)	(0.63	)(d)	N/A		37
Year ended 10/31/13	18.92	(0.04)	3.61	3.57	—	22.49	18.87		889	2.56		2.56		(0.19)		N/A		87
Year ended 10/31/12	18.91	(0.00)	0.20	0.20	(0.19)	18.92	1.09		1,847	2.55		2.55		(0.00)		N/A		101
Year ended 10/31/11	20.97	0.06	(2.08)	(2.02)	(0.04)	18.91	(9.68)		4,376	2.43		2.43		0.28		N/A		109
Year ended 10/31/10	18.49	(0.09)	2.57	2.48	—	20.97	13.41		8,279	2.53	(f)	2.53	(f)	(0.44	)f)	0.00	(g)	76
Year ended 10/31/09	13.83	(0.06)	4.72	4.66	—	18.49	33.69		11,221	2.63	(f)	2.63	(f)	(0.38	)(f)	0.00	(g)	33
Class C
Six months ended 04/30/14	22.53	(0.07)	(0.66)	(0.73)	(0.17)	21.63	(3.25)		4,466	2.50	(d)(h)	2.50	(d)(h)	(0.61	)(d)(h)	N/A		37
Year ended 10/31/13	18.95	(0.04)	3.62	3.58	—	22.53	18.89		5,049	2.56		2.56		(0.19)		N/A		87
Year ended 10/31/12	18.94	0.02	0.19	0.21	(0.20)	18.95	1.15	(h)	4,624	2.46	(h)	2.46	(h)	0.09	(h)	N/A		101
Year ended 10/31/11	20.99	0.07	(2.08)	(2.01)	(0.04)	18.94	(9.62	)(h)	5,572	2.39	(h)	2.39	(h)	0.32	(h)	N/A		109
Year ended 10/31/10	18.51	(0.09)	2.57	2.48	—	20.99	13.40		5,951	2.53	(f)	2.53	(f)	(0.44	)(f)	0.00	(g)	76
Year ended 10/31/09	13.85	(0.06)	4.72	4.66	—	18.51	33.65		5,649	2.63	(f)	2.63	(f)	(0.38	)(f)	0.00	(g)	33
Class R
Six months ended 04/30/14	23.74	(0.01)	(0.71)	(0.72)	(0.29)	22.73	(3.05)		300	2.02	(d)	2.02	(d)	(0.13	)(d)	N/A		37
Year ended 10/31/13	19.93	0.07	3.80	3.87	(0.06)	23.74	19.44		295	2.06		2.06		0.31		N/A		87
Year ended 10/31/12	19.95	0.10	0.20	0.30	(0.32)	19.93	1.59		236	2.05		2.05		0.50		N/A		101
Year ended 10/31/11	22.11	0.17	(2.19)	(2.02)	(0.14)	19.95	(9.21)		129	1.93		1.93		0.78		N/A		109
Year ended 10/31/10	19.41	0.01	2.70	2.71	(0.01)	22.11	13.97		37	2.03	(f)	2.03	(f)	0.06	(f)	0.00	(g)	76
Year ended 10/31/09	14.58	0.02	4.94	4.96	(0.13)	19.41	34.35		84	2.13	(f)	2.13	(f)	0.12	(f)	0.00	(g)	33
Class Y(i)
Six months ended 04/30/14	24.28	0.04	(0.72)	(0.68)	(0.40)	23.20	(2.78)		3,961	1.52	(d)	1.52	(d)	0.37	(d)	N/A		37
Year ended 10/31/13	20.37	0.18	3.88	4.06	(0.15)	24.28	20.03		3,291	1.56		1.56		0.81		N/A		87
Year ended 10/31/12	20.37	0.20	0.21	0.41	(0.41)	20.37	2.10		5,240	1.55		1.55		1.00		N/A		101
Year ended 10/31/11	22.57	0.29	(2.24)	(1.95)	(0.25)	20.37	(8.77)		7,998	1.43		1.43		1.28		N/A		109
Year ended 10/31/10	19.77	0.12	2.77	2.89	(0.09)	22.57	14.67		9,553	1.53	(f)	1.53	(f)	0.56	(f)	0.00	(g)	76
Year ended 10/31/09	14.83	0.11	5.02	5.13	(0.19)	19.77	35.11		616	1.63	(f)	2.63	(f)	0.62	(f)	0.00	(g)	33
Class R5
Six months ended 04/30/14	24.30	0.06	(0.72)	(0.66)	(0.44)	23.20	(2.73)		12	1.36	(d)	1.36	(d)	0.53	(d)	N/A		37
Year ended 10/31/13	20.39	0.21	3.89	4.10	(0.19)	24.30	20.23		13	1.43		1.43		0.94		N/A		87
Year ended 10/31/12	20.39	0.24	0.20	0.44	(0.44)	20.39	2.24		11	1.37		1.37		1.18		N/A		101
Year ended 10/31/11(j)	23.52	0.35	(3.48)	(3.13)	—	20.39	(13.31)		11	1.22	(k)	1.22	(k)	1.49	(k)	N/A		109

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $5,980,249 and sold of $4,944,271 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Japan Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $75,694, $731, $4,733, $283, $3,124 and $12 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(e)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the years ended October 31, 2012 and October 31, 2011.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(g)	Amount is less than 0.005%.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98%, 0.90% and 0.95% for the six months ended April 30, 2014 and for the years ended October 31, 2012 and 2011, respectively.
(i)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(j)	Commencement date of May 23, 2011.
(k)	Annualized.

17                         Invesco Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$970.10	$8.60	$1,016.07	$8.80	1.76%
B	1,000.00	966.50	12.29	1,012.30	12.57	2.52
C	1,000.00	966.60	12.19	1,012.40	12.47	2.50
R	1,000.00	969.10	9.86	1,014.78	10.09	2.02
Y	1,000.00	971.40	7.43	1,017.26	7.60	1.52
R5	1,000.00	971.90	6.65	1,018.05	6.80	1.36

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Pacific Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	MS-PGRO-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 7, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 7, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 7, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.